As filed with the Securities and Exchange Commission on April 19, 2001

Registration No. 33-74190

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM S-6
FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
OF SECURITIES OF UNIT INVESTMENT TRUSTS
REGISTERED ON FORM N-8B-2

Post-Effective Amendment No. 14
_________________
SECURITY LIFE SEPARATE ACCOUNT L1
(Exact Name of Trust)

SECURITY LIFE OF DENVER INSURANCE COMPANY
(Name of Depositor)
1290 Broadway
Denver, Colorado 80203-5699
(Address of Depositor's Principal Executive Offices)

Copy to:
GARY W. WAGGONER, ESQ.	KIMBERLY J. SMITH, ESQ.
Security Life of Denver Insurance Company	Sutherland Asbill & Brennan LLP
1290 Broadway	1275 Pennsylvania Avenue, NW
Denver, Colorado 80203-5699	Washington, D.C. 20004-2415
(202) 383-0314

(Name and Address of Agent for Service)

____________________________

It is proposed that this filing will become effective:

on ____________, 2001 pursuant to paragraph (a) of Rule 485
60 days after filing pursuant to paragraph (a) of Rule 485
X	on May 1, 2001 pursuant to paragraph (b) of Rule 485
immediately upon filing pursuant to paragraph (b) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of securities being registered: FirstLine variable life insurance policies.

SECURITY LIFE SEPARATE ACCOUNT L1 (File No. 33-74190)
Cross-Reference Table

Form N-8B-2 Item No.	Caption in Prospectus

1, 2	Cover; Security Life of Denver Insurance Company; Security Life Separate Account L1

3	Inapplicable

4	Security Life of Denver Insurance Company

5, 6	Security Life Separate Account L1

7	Inapplicable

8	Financial Statements

9	Inapplicable

10(a), (b), (c), (d), (e)	Policy Summary; Policy Values, Determining Values in the Variable Division; Charges and Deductions; Surrender; Partial Withdrawals; Guaranteed Interest Division; Transfer of Account Value; Right to Exchange Policy; Lapse; Reinstatement; Premium Payments

10(f)	Voting Privileges; Right to Change Operations

10(g), (h)	Right to Change Operations

10(i)	Tax Considerations; Detailed Information about the Policy; General Policy Provisions; Guaranteed Interest Division

11, 12	Security Life Separate Account L1

13	Policy Summary; Charges and Deductions; Group or Sponsored Arrangements, or Corporate Purchasers

14, 15	Policy Summary; Free Look Period; General Policy Provisions; Applying for a Policy

16	Premium Payments; Allocation of Net Premium; How We Calculate Accumulation Unit Values

17	Premium Payments Affect Your Coverage; Surrender; Partial Withdrawals

18	Policy Summary; Tax Considerations; Detailed Information about the Policy; Security Life Separate Account L1; Persistency Refund

19	Reports to Owners; Notification and Claims Procedures; Performance Information (Appendix C)

20	See 10(g) & 10(a)

21	Policy Loans

22	Policy Summary; Premium Payments; Grace Period; Security Life Separate Account L1; Detailed Information about the Policy

23	Inapplicable

24	Inapplicable

25	Security Life of Denver Insurance Company

26	Inapplicable

27, 28, 29, 30	Security Life of Denver Insurance Company

31, 32, 33, 34	Inapplicable

35	Inapplicable

36	Inapplicable

37	Inapplicable

38, 39, 40, 41(a)	General Policy Provisions; Distribution of the Policies; Security Life of Denver Insurance Company

41(b), 41(c), 42, 43	Inapplicable

44	Determining Values in the Variable Division; How We Calculate Accumulation Unit Values

45	Inapplicable

46	Partial Withdrawals; Detailed Information about the Policy

47, 48, 49, 50	Inapplicable

51	Detailed Information about the Policy

52	Determining Values in the Variable Division; Right to Change Operations

53(a)	Tax Considerations

53(b), 54, 55	Inapplicable

56, 57, 58	Inapplicable

59	Financial Statements

Prospectus
FIRSTLINE VARIABLE UNIVERSAL LIFE
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by

Security Life of Denver Insurance Company
and
Security Life Separate Account L1

Consider carefully the policy charges and deductions beginning on page 50 in this prospectus.

You should read this prospectus and keep it for future reference. A prospectus for each underlying investment portfolio must accompany and should be read together with this prospectus.

This policy is not available in all jurisdictions. This policy is not offered in any jurisdiction where this type of offering is not legal. Depending on the state where it is issued, policy features may vary. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

We and our affiliates offer other products to insure people which may or may not better match your needs.

Replacing your existing life insurance policy(ies) with this policy may not be beneficial to you. Your existing policy may be subject to fees or penalties upon surrender or cancellation.

Your Policy

  is a flexible premium variable universal life insurance policy is issued by Security Life of Denver Insurance Company
  is guaranteed not to lapse during the first three policy years if you meet certain requirements is returnable by you during the free look period if you are not satisfied.

Your Premium Payments

  are flexible, so the premium amount and frequency may vary are allocated to variable investment options and the guaranteed interest division, based on your instructions are subject to specified deductions.

Your Account Value

  is the sum of your holdings in the variable division, the guaranteed interest division and the loan division has no guaranteed minimum value under the variable division. The value varies with the value of the underlying investment portfolio has a minimum guaranteed rate of return for amounts in the guaranteed interest division is subject to specified expenses and charges, including possible surrender charges.

Death Proceeds

  are paid if the policy is in force when the insured person dies are equal to the death benefit minus an outstanding policy loan, accrued loan interest and unpaid charges incurred before the insured person dies are calculated under your choice of options:
  * Option 1 - a fixed minimum death benefit;
  * Option 2 - a stated death benefit plus your account value;
  * Option 3 - for policies delivered on or before December 31, 1997, a stated death benefit plus the sum of the premium payments we receive minus partial withdrawals you have taken are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Neither the SEC nor any state securities commission has approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This life insurance policy IS NOT a bank deposit or obligation, federally insured or backed by any bank or government agency.

Date of Prospectus May 1, 2001

ISSUED BY:	Security Life of Denver Insurance Company ING Security Life Center 1290 Broadway Denver, CO 80203-5699 (800) 525-9852	UNDERWRITTEN BY:	ING America Equities, Inc. 1290 Broadway Denver, CO 80203-5699 (303) 860-2000

THROUGH ITS:	Separate Account L1

ADMINISTERED BY:	Customer Service Center P.O. Box 173888 Denver, CO 80217-3888 (800) 848-6362

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POLICY SUMMARY

Your Policy

Your policy provides life insurance protection on the insured person. The policy includes the basic policy, applications and riders or endorsements. As long as the policy remains in force, we pay a death benefit at the death of the insured person. While your policy is in force, you may access a portion of your policy value by taking loans or partial withdrawals. You may surrender your policy for its net cash surrender value. At the policy anniversary nearest the insured person's 100th birthday if the insured person is still alive you may surrender your policy or continue it under the continuation of coverage option. See Policy Maturity, page 34, and Continuation of Coverage, page 34.

Life insurance is not a short-term investment. You should evaluate your need for life insurance coverage and this policy's long-term investment potential and risks before purchasing a policy.

We pay compensation to firms for sales of this policy. See Distribution of the Policies, page 47.

Free Look Period

Within limits as specified by law, you have the right to examine your policy and return it for a refund of all premium payments we have received or the account value, if you are not satisfied for any reason.

The policy is then void. See Free Look Period, page 44.

Premium Payments

The policy is a flexible premium policy because the amount and frequency of the premium payments you make may vary within limits. You must make premium payments:

  for us to issue your policy;
  sufficient to keep your policy in force; and
  as necessary to continue certain benefits.

Depending on the amount of premium you choose to pay, it may not be enough to keep your policy or certain riders in force. See Premium Payments Affect Your Coverage, page 25.

Allocation of Net Premium

This policy has premium-based charges which are subtracted from your payments. We add the balance, or net premium, to your policy based on your investment instructions. You may allocate the net premium among one or more variable investment options and the guaranteed interest division. See Allocation of Net Premium, page 24.

Charges and Deductions

All charges presented here are guaranteed unless stated otherwise.

_______________________

This summary highlights some important points about your policy. The policy is more fully described in the attached, complete prospectus. Please read it carefully. "We," "us," "our" and the "company" refer to Security Life of Denver Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

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Charges

Other Than Investment Portfolio Annual Expenses
(See Charges and Deductions, page 50)

Premium Deductions

Charge	When Charge is Deducted	Amount Deducted	Policies Affected
Tax Charges	Each premium payment received	2.5% for state and local taxes; 1.5% for estimated federal income tax treatment of deferred acquisition costs.	All policies.
Sales Charge	Each premium payment received	Percentage of policy based on policy or segment issue age: 2.25% for age 0-49; 3.25% for age 50-59; 4.25% for age 60-85.	All policies.
Policy Charges
Mortality & Expense Risk Charge	Daily, included in unit value calculation	0.002055% daily (0.75% annually)	All Policies
Policy Charge	Monthly from account value	$10 per month for first three policy years.	All Policies
Administrative Charge	Monthly from account value	$3 per month plus $0.0125 per $1,000 of stated death benefit or target death benefit, if greater. $18 monthly maximum.	All Policies
Cost of Insurance Charge	Monthly from account value	Varies based on current cost of insurance rates and net amount at risk. Current cost of insurance rates depend on age, gender, policy duration, amount of target death benefit and premium class.	All Policies
Rider Charges	Monthly from account value	Varies depending on the rider benefits you choose.	Policies with Riders
Guaranteed Minimum Death Benefit Charge (if selected)	Monthly from account value	Currently, $0.005 per $1,000 of the stated death benefit during guarantee period. $0.01 per $1,000 stated death benefit guaranteed maximum.	Policies electing guaranteed minimum death benefit

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Charge	When Charge is Deducted	Amount Deducted	Policies Affected
Transaction Fees
Surrender Charge	First fourteen policy/ segment years upon decrease in death benefit or full or partial surrender from account value	Administrative Surrender Charge - price per $1,000 stated death benefit based on insured person's age at policy or segment date. Guaranteed maximum of $6.50 per $1,000 of stated death benefit.
		Sales Surrender Charge - up to 50% of standard target premium.	Policies which surrender, decrease death benefit, or take withdrawals
Partial Withdrawal Fee	Transaction date from account value	Two percent, up to $25.	Policies which take withdrawals
Excess Illustration Fee	Transaction date from account value	$25 per illustration.	Policies getting more than one illustration per policy year

Guaranteed Interest Division

The guaranteed interest division guarantees principal and is part of our general account. Amounts you direct into the guaranteed interest division are credited with interest at a fixed rate. See Guaranteed Interest Division, page 21.

Variable Division

If you invest in the variable investment options, you may make or lose money depending on market conditions. The variable investment options are described in the prospectuses for the underlying investment portfolios. Each investment portfolio has its own investment objective. See Investment Portfolio Objectives, page 15.

The separate account purchases shares of the investment portfolios, at net asset value. This price reflects investment management fees, 12b-1 fees and other direct expenses deducted from the portfolio assets as described in the following table. The fees and expenses are shown in gross amounts and net amounts after waiver or reimbursement of fees or expenses by the investment portfolio advisers.

The information in this table was provided to us by the portfolios and we have not independently verified this information.

These expenses are not direct charges against variable division assets or reductions from contract values; rather, these expenses are included in computing each underlying portfolio's net asset value, which is the share price used to calculate the unit values of the variable investment options. For a more complete description of the portfolios' costs and expenses, see the prospectuses for the portfolios.

We receive 12b-1 fees from some investment portfolios. Some investment portfolio advisers and distributors (or their affiliates) may pay us compensation for servicing, distribution, administration or other expenses. The amount of compensation is usually based on the aggregate assets of the investment portfolio from contracts that we issue or administer. Some advisers and distributors may pay us more or less than others. These advisers include AIM Advisors, Inc., Fidelity Management & Research Company, Fred Alger Management Inc., Directed Services Inc., INVESCO Funds Group Inc., Janus Capital, ING Pilgrim Investments, LLC, Putnam Investment Management, LLC and Van Eck Associates Corporation.

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Investment Portfolio Annual Expenses (As a Percentage of Portfolio Average Net Assets)

Portfolio	Investment Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Expenses	Fees and Expenses Waived or Reimbursed[1]	Total Net Portfolio Expenses
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	0.61%	N/A	0.21%	0.82%	N/A	0.82%
AIM V.I. Government Securities Fund [2]	0.50%	N/A	0.47%	0.97%	N/A	0.97%
The Alger American Fund
Alger American Growth Portfolio	0.75%	0.0%	0.04%	0.79%	N/A	0.79%
Alger American Leveraged AllCap Portfolio	0.85%	0.0%	0.05%	0.90%	N/A	0.90%
Alger American MidCap Growth Portfolio	0.80%	0.0%	0.04%	0.84%	N/A	0.84%
Alger American Small Capitalization Portfolio	0.85%	0.0%	0.05%	0.90%	N/A	0.90%
Fidelity Variable Insurance Products Fund
VIP Growth [3]	0.57%	N/A	0.08%	0.65%	N/A	0.65%
VIP Money Market [4]	0.27%	N/A	0.08%	0.35%	N/A	0.35%
VIP Overseas [3]	0.72%	N/A	0.17%	0.89%	N/A	0.89%
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager	0.53%	N/A	0.08%	0.61%	N/A	0.61%
VIP II Index 500 [5]	0.24%	N/A	0.09%	0.33%	N/A	0.33%
The GCG Trust [6]
Fully Managed	0.95%	N/A	0.01%	0.96%	N/A	0.96%
Mid-Cap Growth Portfolio	0.88%	N/A	0.01%	0.89%	N/A	0.89%
INVESCO Variable Investment Funds, Inc.
INVESCO VIF-Equity Income Fund [7]	0.75%	N/A	0.33%	1.08%	0.00%	1.08%
INVESCO VIF-High Yield Fund [7]	0.60%	N/A	0.45%	1.05%	0.00%	1.05%
INVESCO VIF-Small Company Growth Fund [7,8]	0.75%	N/A	0.68%	1.43%	0.06%	1.37%
INVESCO VIF-Total Return Fund [7,9]	0.75%	N/A	0.69%	1.44%	0.23%	1.21%
INVESCO VIF-Utilities Fund [7,10]	0.60%	N/A	0.81%	1.41%	0.19%	1.22%
Janus Aspen Series Service Shares [11]
Janus Aspen Aggressive Growth	0.65%	0.25%	0.02%	0.92%	N/A	0.92%
Janus Aspen Growth	0.65%	0.25%	0.02%	0.92%	N/A	0.92%
Janus Aspen International Growth	0.65%	0.25%	0.06%	0.96%	N/A	0.96%
Janus Aspen Worldwide Growth	0.65%	0.25%	0.05%	0.95%	N/A	0.95%
Neuberger Berman Advisers Management Trust
Growth Portfolio	0.82%	N/A	0.08%	0.90%	0.00%	0.90%
Limited Maturity Bond Portfolio	0.65%	N/A	0.11%	0.76%	0.00%	0.76%
Partners Portfolio	0.82%	N/A	0.10%	0.92%	N/A	0.92%
Pilgrim Variable Products Trust [12]
Growth Opportunities Portfolio [13]	0.75%	N/A	1.44%	2.19%	1.29%	0.90%
MagnaCap Portfolio [13]	0.75%	N/A	7.15%	7.90%	7.00%	0.90%
MidCap Opportunities Portfolio [13]	0.75%	N/A	5.01%	5.76%	4.86%	0.90%
SmallCap Opportunities Portfolio [13]	0.75%	N/A	0.23%	0.98%	0.08%	0.90%

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Portfolio	Investment Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Expenses	Fees and Expenses Waived or Reimbursed[1]	Total Net Portfolio Expenses
Putnam Variable Trust
Putnam VT Growth and Income Fund - Class IB Shares [14]	0.46%	0.25%	0.04%	0.75%	N/A	0.75%
Putnam VT New Opportunities Fund - Class IB Shares [14]	0.52%	0.25%	0.05%	0.82%	N/A	0.82%
Putnam VT Small Cap Value Fund - Class IB Shares [14]	0.80%	0.25%	0.30%	1.35%	N/A	1.35%
Putnam VT Voyager Fund - Class IB Shares [14]	0.51%	0.25%	0.05%	0.81%	N/A	0.81%
Van Eck Worldwide Insurance Trust [15]
Worldwide Bond Fund	1.00%	N/A	0.21%	1.21%	0.06%	1.15%
Worldwide Emerging Markets Fund	1.00%	N/A	0.33%	1.33%	0.07%	1.26%
Worldwide Hard Assets Fund	1.00%	N/A	0.16%	1.16%	0.02%	1.14%
Worldwide Real Estate Fund	1.00%	N/A	1.27%	2.27%	0.82%	1.45%
Security Life of Denver Insurance Company
Guaranteed Interest Division	N/A	N/A	N/A	N/A	N/A	N/A

_________________________

1     Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2002 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value.

2     Included in AIM V.I. Government Securities Fund's "Other Expenses" is 0.12% of interest expense.

3     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

4     The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

5     The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

6     The GCG Trust pays Directed Services, Inc. ("DSI") for its services a monthly management fee based on the annual rates of the average daily net assets of the investment portfolios. DSI (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.

7     The Portfolios' "Other Expenses" and "Total Portfolio Expenses" were lower than the figure shown because their custodian fees were reduced under expense offset arrangements.

8     INVESCO absorbed a portion of VIF-Small Company Growth Fund's "Other Expenses" and "Total Portfolio Expenses." After this absorption, these expenses are 0.62% and 1.37%, respectively.

9     INVESCO absorbed a portion of VIF-Total Return Fund's "Other Expenses" and "Total Portfolio Expenses." After this absorption, these expenses are 0.46% and 1.21%, respectively.

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10     INVESCO absorbed a portion of VIF-Utilities Fund's "Other Expenses" and "Total Portfolio Expenses." After this absorption, these expenses are 0.62% and 1.22%, respectively.

11     Janus Aspen Service Shares has a distribution plan or "Rule 12b-1 plan" which is described in the funds' prospectuses. Expenses are based on expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for those portfolios. All expenses are shown without the effect of any expense offset arrangements.

12     The table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.

13     ING Pilgrim Investments has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

14     Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

15     Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Adviser agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

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Policy Values

Your policy account value is the amount you have in the guaranteed interest division, plus the amount you have in each variable investment option. If you have an outstanding policy loan, your account value includes the amount in the loan division. See Policy Values, page 35, and Partial Withdrawals, page 40.

Your Account Value in the Variable Division

Accumulation units are the way we measure value in the variable division. Accumulation unit value is the value of one unit of a variable investment option on a valuation date. Each variable investment option has a different accumulation unit value. See Determining Values in the Variable Division, page 35.

The accumulation unit value for each variable investment option reflects the investment performance of the underlying investment portfolio during the valuation period. Each accumulation unit value reflects the expenses of the investment portfolios. See Determining Values in the Variable Division, page 35, and How We Calculate Accumulation Unit Values, page 36.

Transfer of Account Value

You may make an unlimited number of free transfers among the variable investment options or to the guaranteed interest division each policy year. There are restrictions on transfers from the guaranteed interest division. The minimum transfer amount is $100. See Transfer of Account Value, page 37.

Special Policy Features

Designated Deduction Option

You may designate one investment option from which we will deduct all of your monthly deductions. See Designated Deduction Option, page 34.

Riders

You may attach additional benefits to your policy by rider. In most cases, we deduct a monthly charge from your account value for these benefits. See Riders, page 31.

Dollar Cost Averaging

Dollar cost averaging is a systematic plan of transferring account values to selected investment options. It is intended to protect your policy's value from short-term price fluctuations. However, dollar cost averaging does not assure a profit, nor does it protect against a loss in a declining market. Dollar cost averaging is free. See Dollar Cost Averaging, page 37.

Automatic Rebalancing

Automatic rebalancing periodically reallocates your net account value among your selected investment options to maintain your specified distribution of account value among those investment options. Automatic rebalancing is free. See Automatic Rebalancing, page 38.

Loans

You may take loans against your policy's net cash surrender value. We charge an annual loan interest rate of 3.75%. We credit an annual interest rate of 3% on amounts held in the loan division as collateral for your loan. Beginning in your eleventh policy year, where permitted by law, we may include amounts in the loan division for calculation of your policy's persistency refund. See Policy Loans, page 39.

Policy loans reduce your policy's death benefit and may cause your policy to lapse.

Loans may have tax consequences. See Tax Considerations, page 55.

Partial Withdrawals

You may withdraw part of your net cash surrender value after your first policy anniversary. You may make twelve partial withdrawals per policy year. Partial withdrawals may reduce your policy's death benefit and will reduce your account value. We assess a fee for each partial withdrawal; surrender charges may apply as well. See Partial Withdrawals, page 40.

Some policies with a high account value may qualify for a partial withdrawal before the first policy anniversary. Partial withdrawals may have tax consequences. See Partial Withdrawals, page 40, and Tax Considerations, page 55.

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Persistency Refund

After your tenth policy anniversary, where permitted by law, we add a persistency refund to your account value. See Persistency Refund, page 35.

Policy Modification, Termination and Continuation Features

Right to Exchange Policy

For 24 months after the policy date you may exchange your policy for a guaranteed policy, unless state law requires differently. There is no charge for this exchange. See Right to Exchange Policy, page 34.

Surrender

You may surrender your policy for its net cash surrender value at any time before the death of the insured person. All insurance coverage ends on the date we receive your request. If the surrender charge exceeds the available cash value, there will be no proceeds paid to you on surrender. See Surrender, page 43.

A surrender may have tax consequences. See Tax Considerations, page 55.

Lapse

In general, insurance coverage continues as long as your net cash surrender value is enough to pay the monthly deductions. However, your policy and its riders are guaranteed not to lapse during the first three years of your policy if the conditions of the special continuation period have been met. See Lapse, page 41, and Special Continuation Period, page 24.

Reinstatement

You may reinstate your policy and riders within five years of its lapse if you still own the policy and the insured person is still insurable. You will also need to pay the required reinstatement premium.

If you had a policy loan existing when coverage ended, we will reinstate it with accrued loan interest to the date of the lapse. See Reinstatement, page 43.

If the guaranteed minimum death benefit lapses and you do not correct it, this feature terminates. Once it terminates, you cannot reinstate this feature.

Policy Maturity

If the insured person is still living on the maturity date (the policy anniversary nearest the insured person's 100th birthday) and you do not choose continuation of coverage, you must surrender your policy. We will pay the net account value. Your policy then ends. See Policy Maturity, page 34.

Continuation of Coverage

At the maturity date, if the insured person is living and the policy is in force, you may choose to let the continuation of coverage feature become effective. See Continuation of Coverage, page 34.

Death Benefits

After the insured person's death, we pay death proceeds to the beneficiaries if your policy is in force. Based on the death benefit option you have chosen and whether or not you have coverage under an adjustable term insurance rider, your policy's death benefit may vary.

Generally we require a minimum stated death benefit of $50,000 to issue your policy.

We may lower this minimum for group or sponsored arrangements, or corporate purchasers. A separate cost of insurance applies to your base death benefit.

Tax Considerations

Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract. See Tax Status of the Policy, page 55.

Assuming the policy qualifies as a life insurance contract under current federal income tax law, your account value earnings are generally not subject to income tax as long as they remain within your policy.

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However depending on circumstances, the following events may cause taxable consequences for you:
  partial withdrawals
  loans
  surrender
  lapse.

In addition, if your policy is a modified endowment contract, a loan against or secured by the policy may cause income taxation. A penalty tax may be imposed on a distribution from a modified endowment contract as well. See Modified Endowment Contracts, page 57.

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. A business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

You should consult a qualified legal or tax adviser before you purchase your policy.

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How the Policy Works

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INFORMATION ABOUT ING SECURITY LIFE, THE SEPARATE ACCOUNT AND THE INVESTMENT OPTIONS

Security Life of Denver Insurance Company

Security Life of Denver Insurance Company ("ING Security Life") is a stock life insurance company organized under the laws of the State of Colorado in 1929. Our headquarters are located at 1290 Broadway, Denver, Colorado 80203-5699. We are admitted to do business in the District of Columbia and all states except New York. At the close of 2000, the company had over $41.5 billion of life insurance in force. As of December 31, 2000 the total assets were over $8.8 billion and capital and surplus were over $491 million measured on a statutory basis of accounting, as prescribed or permitted by the Colorado Division of Insurance.

ING Security Life is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING"). ING ranks 10th among the top 20 global financial institutions by market capitalization. (Source: ING Group, market capitalization of $80.3 billion as of Nov. 30, 2000). ING is headquartered in Amsterdam, The Netherlands. It has consolidated assets over $604.6 billion on a Dutch (modified U.S.) generally accepted accounting principles basis, as of December 31, 2000.

ING offers a complete line of life insurance products, including:

  annuities
  individual life
  group life
  pension products
  market life reinsurance.

The principal underwriter and distributor for our policies is ING America Equities, Inc. ING America Equities is a stock corporation organized under the laws of the State of Colorado in 1993. It is a wholly owned subsidiary of ING Security Life and is registered as a broker/dealer with the SEC and the NASD. ING America Equities, Inc., is located at 1290 Broadway, Denver, Colorado 80203-5699.

Security Life Separate Account L1

Separate Account Structure

We established Security Life Separate Account L1 (the "separate account") on November 3, 1993, under Colorado insurance law. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise our management of the separate account or ING Security Life.

The separate account is used to support our variable life insurance policies and for other purposes allowed by law and regulation. We may offer other variable life insurance contracts with different benefits and charges that invest in the separate account. We do not discuss these contracts in this prospectus. The separate account may invest in other securities not available for the policy described in this prospectus.

The company owns all the assets in the separate account. We credit gains to or charge losses against the separate account without regard to performance of other investment accounts.

Order of Separate Account Liabilities

State law provides that we may not charge general account liabilities against the separate account's assets equal to its reserves and other liabilities. This means that if we ever became insolvent, the separate account assets will be used first to pay separate account policy claims. Only if separate account assets remain after these claims have been satisfied can these assets be used to pay other policy owners and creditors.

The separate account may have liabilities from assets credited to other variable life policies offered by the separate account. If the assets of the separate account are greater than required reserves and policy liabilities, we may transfer the excess to our general account.

Investment Options

Investment options include the variable and the guaranteed interest divisions, but not the loan division. The separate account has several variable investment options which invest in shares of

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underlying investment portfolios. The investment performance of a policy depends on the performance of the investment portfolios you choose.

Investment Portfolios

Each of the investment portfolios is a separate series of an open-end management investment company. The investment company receives investment advice from a registered investment adviser who, other than Directed Services, Inc., is not associated with us.

The investment portfolios sell shares to separate accounts of insurance companies. These insurance companies may or may not be affiliated with us. This is known as "shared funding." Investment portfolios may sell shares as the underlying investment for both variable annuity and variable life insurance contracts. This process is known as "mixed funding."

The investment portfolios may sell shares to certain qualified pension and retirement plans that qualify under Section 401 of the Internal Revenue Code ("IRC"). As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans, or their participants.

If there is a material conflict, we will consider what should be done, including removing the investment portfolio from the separate account. There are certain risks with mixed and shared funding, and with selling shares to qualified pension and retirement plans. See the investment portfolios' prospectuses.

Investment Portfolio Objectives

Each investment portfolio has a different investment objective that it tries to achieve by following its own investment strategy. The objectives and policies of each investment portfolio affect its return and its risks. With this prospectus, you must receive the current prospectus for each investment portfolio. We summarize the investment objectives for each investment portfolio here. You should read each investment portfolio prospectus.

Certain investment portfolios offered under this policy have investment objectives and policies similar to other funds managed by the portfolio's investment adviser. The investment results of a portfolio may be higher or lower than those of other funds managed by the same adviser. There is no assurance, and no representation is made, that the investment results of any investment portfolio will be comparable to those of another fund managed by the same investment adviser.

INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
AIM V.I. Capital Appreciation Fund	Investment Company: AIM Variable Insurance Funds Investment Adviser: A I M Advisors, Inc.	Seeks growth of capital.
AIM V.I. Government Securities Fund	Investment Company: AIM Variable Insurance Funds Investment Adviser: A I M Advisors, Inc.	Seeks to achieve a high level of current income.
Alger American Growth Portfolio	Investment Manager: Fred Alger Management, Inc.	Seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
Alger American Leveraged AllCap Portfolio	Investment Manager: Fred Alger Management, Inc.	Seeks long-term capital appreciation by investing, under normal circumstances, in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
Alger American MidCap Growth Portfolio	Investment Manager: Fred Alger Management, Inc.	Seeks long-term capital appreciation by focusing on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
Alger American Small Capitalization Portfolio	Investment Manager: Fred Alger Management, Inc.	Seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.
VIP Growth Portfolio	Investment Company: Fidelity Variable Insurance Products Fund Investment Manager: Fidelity Management & Research Company	Seeks capital appreciation by investing in common stocks of companies that it believes have above-average growth potential, either domestic or foreign issuers.
VIP Money Market Portfolio	Investment Company: Fidelity Variable Insurance Products Fund Investment Manager: Fidelity Management & Research Company	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
VIP Overseas Portfolio	Investment Company: Fidelity Variable Insurance Products Fund Investment Manager: Fidelity Management & Research Company	Seeks long-term growth of capital by investing at least 65% of total assets in foreign securities.
VIP II Asset Manager Portfolio	Investment Company: Fidelity Variable Insurance Products Fund II Investment Manager: Fidelity Management & Research Company	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP II Index 500 Portfolio	Investment Company: Fidelity Variable Insurance Products Fund II Investment Manager: Fidelity Management & Research Company Sub-Advisor: Bankers Trust Company	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P® 500.
Fully Managed	Investment Company: The GCG Trust Investment Manager: Directed Services, Inc. Portfolio Manager: T. Rowe Price Associates, Inc.	Seeks, over the long term, a high total investment return consistent with the preservation of capital and with prudent investment risk. Invests primarily in the common stocks of established companies believed by the portfolio manager to have above-average potential for capital growth.
Mid-Cap Growth Portfolio	Investment Company: The GCG Trust Investment Manager: Directed Services, Inc. Portfolio Manager: Massachusetts Financial Services Company	Seeks long-term growth of capital. Invests primarily in equity securities of companies with medium market capitalization which the portfolio manager believes have above-average growth potential.
VIF-Equity Income Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks high total return through both growth and current income by investing primarily in dividend-paying common and preferred stocks. The rest of the fund's assets are invested in debt securities, and lower-grade debt securities.
VIF-High Yield Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks to provide a high level of current income by investing primarily in debt securities and preferred stock, with medium to lower credit ratings, including securities issued by foreign companies. It also seeks capital appreciation.
VIF-Small Company Growth Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks long-term capital growth by investing primarily in equity securities of companies with market capitalizations of $2 billion or less at the time of purchase. The remainder of the fund's assets can be invested in a wide range of securities that may or may not be issued by small companies.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
VIF-Total Return Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks to provide high total return through both growth and current income by investing primarily in a combination of common stocks of companies with a strong history of paying regular dividends and in debt securities. The remaining assets of the fund are allocated among these and other investments at INVESCO's discretion, based upon current business, economic and market conditions.
VIF-Utilities Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks capital appreciation and income by investing primarily in companies doing business in the utilities economic sector. The remainder of the fund's assets are not required to be invested in the utilities economic sector.
Aspen Aggressive Growth Portfolio Service Shares	Investment Company: Janus Aspen Series Investment Adviser: Janus Capital	Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential and normally investing at least 50% of its equity assets in medium-sized companies which fall within the range of companies in the S&P® MidCap 400 Index.
Aspen Growth Portfolio Service Shares	Investment Company: Janus Aspen Series Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks selected for their growth potential. Although the portfolio can invest in companies of any size, it generally invests in larger, more established companies.
Aspen International Growth Portfolio Service Shares	Investment Company: Janus Aspen Series Investment Adviser: Janus Capital	Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.
Aspen Worldwide Growth Portfolio Service Shares	Investment Company: Janus Aspen Series Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even in a single country.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
Growth Portfolio	Investment Company: Neuberger Berman Advisers Management Trust Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks growth of capital by investing mainly in common stock mid-capitalization companies.
Limited Maturity Bond Portfolio	Investment Company: Neuberger Berman Advisers Management Trust Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal by investing mainly in investment-grade bonds and other debt securities from U.S. Government and corporate issuers.
Partners Portfolio	Investment Company: Neuberger Berman Advisers Management Trust Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser: Neuberger Berman, LLC	Seeks growth of capital by investing mainly in common stock of mid- to large-capitalization companies.
VP Growth Opportunities Portfolio	Investment Company: Pilgrim Variable Products Trust Investment Adviser: ING Pilgrim Investments, LLC	This fund seeks long-term growth of capital.
VP MagnaCap Portfolio	Investment Company: Pilgrim Variable Products Trust Investment Adviser: ING Pilgrim Investments, LLC	The fund seeks growth of capital with dividend income as a secondary consideration.
VP MidCap Opportunities Portfolio	Investment Company: Pilgrim Variable Products Trust Investment Adviser: ING Pilgrim Investments, LLC	This fund seeks long-term capital appreciation.
VP SmallCap Opportunities Portfolio	Investment Company: Pilgrim Variable Products Trust Investment Adviser: ING Pilgrim Investments, LLC	This fund seeks capital appreciation.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
Putnam VT Growth and Income Fund - Class IB Shares	Investment Company: Putnam Variable Trust Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.
Putnam VT New Opportunities Fund - Class IB Shares	Investment Company: Putnam Variable Trust Investment Adviser: Putnam Investment Management, LLC	Seeks long-term capital appreciation by investing mainly in commons stocks of U.S. companies with a focus on growth stocks within sectors believed to have high growth potential.
Putnam VT Small Cap Value Fund - Class IB Shares	Investment Company: Putnam Variable Trust Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation by investing in common stocks of U.S. companies with a focus on value stocks.
Putnam VT Voyager Fund - Class IB Shares	Investment Company: Putnam Variable Trust Investment Adviser: Putnam Investment Management, LLC	Seeks to provide capital appreciation by investing in stocks of U.S. companies with a focus on growth stocks.
Worldwide Bond Fund	Investment Company: Van Eck Worldwide Insurance Trust Investment Adviser and Manager: Van Eck Associates Corporation	Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
Worldwide Emerging Markets Fund	Investment Company: Van Eck Worldwide Insurance Trust Investment Adviser and Manager: Van Eck Associates Corporation	Seeks long-term capital appreciation by investing in equity securities in emerging markets around the world.
Worldwide Hard Assets Fund	Investment Company: Van Eck Worldwide Insurance Trust Investment Adviser and Manager: Van Eck Associates Corporation	Seeks long-term capital appreciation by investing primarily in "hard asset securities." Hard assets include precious metals, natural resources, real estate and commodities. Income is a secondary consideration.
Worldwide Real Estate Fund	Investment Company: Van Eck Worldwide Insurance Trust Investment Adviser and Manager: Van Eck Associates Corporation	Seeks high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

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Guaranteed Interest Division

You may allocate all or a part of your net premium and transfer your net account value into the guaranteed interest division. The guaranteed interest division guarantees principal and is part of our general account. It pays interest at a fixed rate that we declare.

The general account contains all of our assets other than those held in the separate account (variable investment options) or other separate accounts.

The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the guaranteed interest division under the Securities Act of 1933. Also, we have not registered the guaranteed interest division or the general account as an investment company under the Investment Company Act of 1940 (because of exemptive and exclusionary provisions). This means that the general account, the guaranteed interest division and its interests are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the guaranteed interest division. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The amount you have in the guaranteed interest division is the net premium you allocate to that division, plus amounts you transfer to it, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by deductions for charges based on your account value allocated to it.

We declare the interest rate that applies to all amounts in the guaranteed interest division. This interest rate is never less than the minimum guaranteed interest rate of 3.0%. The credited interest rate will be in effect for an initial twelve-month period. Thereafter, the credited interest rate will be guaranteed for successive twelve months at an interest rate current at that time. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the guaranteed interest division on a daily basis. We pay interest regardless of the actual investment performance of our account. We bear all of the investment risk for the guaranteed interest division.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard FirstLine variable universal life insurance policy. There may be differences in the policy features, benefits and charges because of state requirements where we issue your policy. We describe all such differences in your policy.

If you would like to know about variations specific to your state, please ask your agent/registered representative. ING Security Life can provide him/her with the list of variations that will apply to your policy.

Applying for a Policy

You purchase this variable universal life policy by submitting an application to us. On the policy date, the insured person generally should be no older than age 85. The minimum age to issue a policy for tobacco users is age 15. For guaranteed issue policies, the maximum issue age generally is 70. The insured person is the person on whose life we issue the policy. See Age, page 44.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.

From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limit are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

We and our affiliates offer other products to insure people which may or may not better match your needs.

Temporary Insurance

If you apply and qualify, we may issue temporary insurance in an amount equal to the face amount of insurance for which you applied. The maximum amount of temporary insurance for binding limited life insurance coverage is $3 million, which includes other in-force coverage you have with us.

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Temporary coverage begins when all of the following events have occurred:

  you have completed and signed our binding limited life insurance coverage form;
  we receive and accept a premium payment of at least your scheduled premium (selected on your application); and
  part I of the application is complete.

Temporary life insurance coverage ends on the earliest of:

  the date we return your premium payments
  five days after we mail notice of termination to the address on your application the date your policy coverage starts
  the date we refuse to issue a policy based on your application
  90 days after you sign our binding limited life insurance coverage form.

There is no death benefit under the temporary insurance agreement if any of the following events occurs:

  there is a material misrepresentation in your answers on the binding limited life insurance coverage form there is a material misrepresentation in statements on your application the person or persons intended to be insured die by suicide or self-inflicted injury the bank does not honor your premium check.

Policy Issuance

Before we issue a policy, we require satisfactory evidence of insurability of the insured person and payment of your initial premium. This evidence may include completion of underwriting and issue requirements.

The policy date shown on your policy schedule determines:

  monthly processing dates
  policy months
  policy years
  policy anniversaries.

It is not affected by when you receive the policy. The policy date may be different from the date we receive your first premium payment. Generally, we charge monthly deductions from your policy date.

The policy date is determined one of three ways:

  the date you designate on your application, subject to our approval.
  the back-date of the policy to save age, subject to our approval and law.
  if there is no designated date or back-date, the policy date is:

  the date all underwriting and administrative requirements have been met if we receive your initial premium before we issue your policy; or
  the date we receive your initial premium if it is after we approve your policy for issue.

If you choose to have your policy date be earlier than the date we issue your policy (called back-dating), then the following charges will be charged from that earlier date on your first monthly processing date:

  cost of insurance charges
  monthly rider charges
  monthly administrative charge
  policy charge
  mortality and expense risk charge
  Guaranteed Minimum Death Benefit Charge

If you have elected to backdate your policy which enables you to gain benefit of a lower age for the purposes of calculating the cost of insurance charges on your policy, you should understand there are some inherent costs associated with your decision to backdate. For each month that your policy is backdated, the applicable cost of insurance charges are accumulated and deducted from your initial premium payment. Thus, backdating your policy has the effect of lowering your initial net premium and thus the amount available to be allocated to the investment options. On backdated policies the accrued cost of insurance charges deducted from the initial premium result in policy values being lower than those in any policy illustrations you have received.

Definition of Life Insurance

At policy issue, you may choose one of two tests for the federal income tax definition of life insurance. You cannot change your choice later. The tests are the cash value accumulation test and the guideline premium/cash value corridor test. If you choose the

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guideline premium/cash value corridor test, we may limit premium payments relative to your policy death benefit under this test. See Tax Status of the Policy, page 55.

Premium Payments

You may choose the amount and frequency of premium payments, within limits. You cannot make premium payments after the death of the insured person or after the continuation of coverage period begins. See Continuation of Coverage, page 34.

We consider payments we receive to be premium payments if you do not have an outstanding loan and your policy is not in the continuation of coverage period. After we deduct certain charges from your premium payment, we add the remaining net premium to your policy.

A payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send payments directly to the Company, rather than through your agent/ registered representative, to assure the earliest crediting date.

Scheduled Premium

Your premium payments are flexible. You may select your scheduled (planned) premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy and schedule, is the amount you choose to pay over a stated time period. This amount may or may not be enough to keep your policy in force. You may receive premium reminder notices for the scheduled premium on a quarterly, semi-annual or annual basis. You are not required to pay the scheduled premium.

You may choose to pay your premium by electronic funds transfer each month. Your financial institution may charge for this service. If you choose to pay your initial premium by electronic transfer, please be sure to include the appropriate information as part of your application to avoid a delay in making your coverage effective.

You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected.

During the special continuation period, your scheduled premium should not be less than the minimum annual premium shown in your policy.

If you want the guaranteed minimum death benefit, your scheduled premium should not be less than the guarantee period annual premium shown in your policy. See Guaranteed Minimum Death Benefit, page 30.

Unscheduled Premium Payments

Generally speaking, you may make unscheduled premium payments at any time, however:

  We may limit the amount of your unscheduled premium payments that would result in an increase in the base death benefit amount required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if the death benefit is increased due to your unscheduled premium payments.
  We may require proof that the insured person is insurable if your unscheduled premium payment will cause the net amount at risk to increase.
  We will return premium payments which are greater than the "seven-pay" limit for your policy if your payment would cause your policy to become a modified endowment contract, unless you have acknowledged in writing the new modified endowment contract status for your policy. The "seven-pay" limit is defined by the Internal Revenue Code and actuarially determined. It varies based on the age, gender and premium class of each insured, as well as the death benefit and additional benefits or riders on the policy. It is generally the maximum possible premium that we may receive during the first seven policy years in order for the policy not to be classified as a modified endowment contract.

See Modified Endowment Contracts, page 57, and Changes to Comply with the Law, page 58.

If you have an outstanding policy loan and you make an unscheduled payment, we will consider it a loan repayment, unless you tell us otherwise. If your payment is a loan repayment, we do not take tax or sales charges.

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Target Premium

Target premium is not based on your scheduled premium. Target premium is actuarially determined based on the age and gender of the insured person. The target premium is used to determine your initial sales charge and the sales compensation we pay. It may or may not be enough to keep your policy in force. You are not required to pay the target premium and there is no penalty for paying more or less. The target premium for your policy and additional segments is listed in your policy schedule pages. See Premium Payments, page 23.

Minimum Annual Premium

To qualify for the special continuation period, you must pay a minimum annual premium during each of your first three policy years.

Your minimum annual premium is based on:

  the insured person's age, gender and premium class
  the stated death benefit of your policy
  riders on your policy.

Your minimum annual premium is shown in the schedule pages of your policy. We may reduce the minimum annual premium for group or sponsored arrangements, or for corporate purchasers.

Special Continuation Period

The special continuation period (no lapse guarantee period) is the first three policy years. Under the special continuation period, we guarantee that your policy will not lapse, regardless of its net cash surrender value, if on a monthly processing date:

  premium you have paid, minus partial withdrawals that you have taken, minus outstanding policy loans, including accrued loan interest, is greater than or equal to;
  the minimum monthly premium for each policy month from the first month of your policy through the current monthly processing date.

The minimum monthly premium is one-twelfth of the minimum annual premium.

During the first three years of your policy, if there is not enough net cash surrender value to pay the monthly deductions and you have satisfied these requirements, we do not allow your policy to lapse. We do not permanently waive policy charges. Instead, we continue to deduct these charges which may result in a negative net cash surrender value, unless you pay enough premium to prevent this. The negative balance is your unpaid monthly deductions owing. At the end of the special continuation period, to avoid lapse of your policy you must pay enough premium to bring the net cash surrender value to zero plus the amount that covers your estimated monthly deductions for the following two months. See Lapse, page 41.

Allocation of Net Premium

The net premium is the balance remaining after we deduct tax and sales charges from your premium payment.

Insurance coverage does not begin until we receive your initial premium. It must be at least the sum of the scheduled premium payments due from your policy date through your investment date.

The investment date is the first date we apply net premium to your policy. If we receive your initial premium after we approve your policy for issue, the investment date is the date we receive your initial premium.

We apply the initial net premium to your policy after all of the following conditions have been met:

  we receive the required amount of premium
  all issue requirements have been received by our customer service center we approve your policy for issue.

Amounts you designate for the guaranteed interest division will be allocated to that division on the investment date. If your state requires return of your premium during the free look period, we initially invest amounts you have designated for the variable division in Fidelity VIP Money Market. We later transfer these amounts from this Portfolio to your selected variable investment options, based on your most recent premium allocation instructions, at the earlier of the following dates:

  five days after we mailed your policy plus your state free look period has ended; or
  we have received your delivery receipt plus your state free look period has ended.

If your state provides for return of account value during the free look period (or no free look period), we invest amounts you designated for the variable investment options directly into your selected investment portfolios.

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We allocate all later premium payments to your policy on the valuation date of receipt. We use your most recent premium allocation instructions specified in whole numbers totaling 100%. A payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send payments directly to the Company, rather than through your agent/registered representative, to assure the earliest crediting date.

Premium Payments Affect Your Coverage

Unless you have the guaranteed minimum death benefit feature or your policy is in the special continuation period, your coverage lasts only as long as your net cash surrender value is enough to pay the monthly charges and your cash surrender value is more than your outstanding policy loan plus accrued loan interest. If you do not meet these conditions, your policy will enter the 61-day grace period and you must make a premium payment to avoid lapse. See Lapse, page 41, and Grace Period, page 41.

If you pay your minimum annual premium each year during the first three policy years and take no policy loan or withdrawals, we guarantee your policy and riders will not lapse during the special continuation period, regardless of your net cash surrender value. See Special Continuation Period, page 24.

Under the guaranteed minimum death benefit option, the base death benefit portion of your policy remains effective until the end of the guarantee period. The guaranteed minimum death benefit feature does not apply to riders which terminate when your policy is kept in force under this feature. You must meet all conditions of the guarantee. See Guaranteed Minimum Death Benefit, page 30.

Modified Endowment Contracts

There are special federal income tax rules for distributions from life insurance policies which are modified endowment contracts. These rules apply to policy loans, surrenders and partial withdrawals. Whether or not these rules apply depends upon whether or not the premium we receive is greater than the "seven-pay" limit.

If we find that your scheduled premium causes your policy to be a modified endowment contract on your policy date, we will require you to acknowledge that you know the policy is a modified endowment contract. We will issue your policy based on the scheduled premium you selected. If you do not want your policy to be issued as a modified endowment contract, you may reduce your scheduled premium to a level which does not cause your policy to be a modified endowment contract. We will then issue your policy based on the revised scheduled premium. See Modified Endowment Contracts, page 57.

Death Benefits

You decide the amount of insurance you need, now and in the future. You can combine the long-term advantages of permanent life insurance (base coverage) with the flexibility and short-term advantages of term life insurance. Both permanent and term life insurance are available with one policy. The stated death benefit is the permanent element of your policy. The adjustable term insurance rider is the term insurance element of your policy. See Adjustable Term Insurance Rider, page 31.

Generally, we require a minimum stated death benefit of $50,000. Our underwriting procedures in effect at the time you apply may limit the maximum stated death benefit.

If you have an adjustable term insurance rider at issue, we restrict your target death benefit to no more than eleven times your stated death benefit. See Adjustable Term Insurance Rider, page 31.

It may be to your economic advantage to include part of your insurance coverage under the adjustable term insurance rider. Both the cost of insurance under the adjustable term insurance rider and the cost of insurance for the base death benefit are deducted monthly from your account value and generally increase with the age of the insured person. Use of the adjustable term insurance rider may reduce sales compensation, but may increase the monthly cost of insurance. Coverage provided by the adjustable term insurance rider is not included in the guaranteed minimum death benefit. See Adjustable Term Insurance Rider, page 31.

Your death benefit is calculated as of the date of death of the insured person.

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Death Benefit Summary

This chart assumes no death benefit option changes and no requested or scheduled increases or decreases in stated or target death benefit and that partial withdrawals are less than the premium we receive.

	Option 1	Option 2	Option 3
Stated Death Benefit	The amount of policy death benefit at issue, not including rider coverage. This amount stays level throughout the life of the policy.	The amount of policy death benefit at issue, not including rider coverage. This amount stays level throughout the life of the policy.	The amount of policy death benefit at issue, not including rider coverage. This amount stays level throughout the life of the policy.
Base Death Benefit	The greater of the stated death benefit or the account value multiplied by the appropriate factor from the definition of life insurance factors.	The greater of the stated death benefit plus the account value or the account value multiplied by the appropriate factor from the definition of life insurance factors.	The greater of the stated death benefit plus the sum of all premium payments we receive minus partial withdrawals you have taken or the account value multiplied by the appropriate factor from the definition of life insurance factors.
Target Death Benefit	Stated death benefit plus adjustable term insurance rider benefit. This amount remains level throughout the life of the policy.	Stated death benefit plus adjustable term insurance rider benefit. This amount remains level throughout the life of the policy.	Stated death benefit plus adjustable term insurance rider benefit. This amount remains level throughout the life of the policy.
Total Death Benefit	It is the greater of the target death benefit or the base death benefit.	It is the greater of the target death benefit plus the account value or the base death benefit.	It is the greater of the target death benefit plus the sum of all premium payments we receive minus partial withdrawals you have taken or the base death benefit.

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	Option 1	Option 2	Option 3
Adjustable Term Insurance Rider Benefit	The adjustable term insurance rider benefit is the total death benefit minus base death benefit, but it will not be less than zero. If the account value multiplied by the death benefit corridor factor is greater than the stated death benefit, the adjustable term insurance benefit will be decreased. It will be decreased so that the sum of the base death benefit and the adjustable term insurance rider benefit is not greater than the target death benefit. If the base death benefit becomes greater than the target death benefit, then the adjustable term insurance rider benefit is zero.	The adjustable term insurance rider benefit is the total death benefit minus the base death benefit, but it will not be less than zero. If the account value multiplied by the death benefit corridor factor is greater than the stated death benefit plus the account value, the adjustable term insurance rider benefit will be decreased. It will be decreased so that the sum of the base death benefit and the adjustable term insurance rider benefit is not greater than the target death benefit plus the account value. If the base death benefit becomes greater than the target death benefit plus the account value, then the adjustable term insurance rider benefit is zero.	The adjustable term insurance rider benefit is the total death benefit minus the base death benefit, but it will not be less than zero. If the account value multiplied by the death benefit corridor factor is greater than the stated death benefit plus the sum of all premium payments we receive minus partial withdrawals you have taken, the adjustable term insurance rider benefit will be decreased. It will be decreased so that the sum of the base death benefit and the adjustable term insurance rider benefit is not greater than the target death benefit plus the sum of all premium payments we receive minus partial withdrawals you have taken. If the base death benefit becomes greater than the target death benefit plus the sum of all premium payments we receive minus partial withdrawals you have taken, then the adjustable term insurance rider benefit is zero.

Base Death Benefit

Your base death benefit can be different from your stated death benefit as a result of:

  your choice of death benefit option
  increases or decreases in the stated death benefit
  a change in your death benefit option.

Federal income tax law requires that your death benefit be at least as much as your account value multiplied by a factor defined by law. This factor is based on:

  the insured person's age
  the insured person's gender
  the cash value accumulation test or the guideline premium/cash value corridor test for the federal income tax law definition of life insurance. See Appendix A, page 185, or Appendix B, page 186.

As long as your policy is in force, we will pay the death proceeds to your beneficiaries after the insured person dies. The beneficiaries are the people you name to receive the death proceeds from your policy. The death proceeds are:

  your base death benefit; plus
  rider benefits; minus
  your outstanding policy loan with accrued loan interest; minus outstanding policy charges incurred before the death of the insured person.

There could be outstanding policy charges if the insured person dies while your policy is in the grace period or in the three-year special continuation period.

Death Benefit Options

If your policy was delivered on or before December 31, 1997, you have a choice of three death benefit

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options: option 1, option 2 or option 3 (described below). If your policy was delivered after December 31, 1997, you have a choice of two death benefit options: option 1 or option 2. Your choice may result in a base death benefit greater than your stated death benefit.

Under death benefit option 1, your base death benefit is the greater of:

  your stated death benefit on the date of the insured person's death; or
  your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

With option 1, positive investment performance generally reduces your net amount at risk, which lowers your policy's cost of insurance charge. Option 1 offers insurance coverage at a set amount with potentially lower cost of insurance charges over time.

Under death benefit option 2, your base death benefit is the greater of:

  your stated death benefit plus your account value on the date of the insured person's death; or
  your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

With option 2, investment performance is reflected in your insurance coverage.

If your policy was delivered on or before December 31, 1997, you may choose death benefit option 3.

Under death benefit option 3, the base death benefit is the greater of:

  your stated death benefit plus the sum of all premium payments we have received minus partial withdrawals you have taken under your policy; or
  your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

With option 3, the base death benefit generally will increase as we receive premium and decrease if you take partial withdrawals. In no event will your base death benefit be less than your stated death benefit.

Death benefit options 2 and 3 are not available during the continuation of coverage period. If you have option 2 or 3 on your policy, it automatically converts to death benefit option 1 when the continuation of coverage period begins. See Continuation of Coverage, page 34.

Changes in Death Benefit Options

You may request a change in your death benefit option on or after your first monthly processing date and before the continuation of coverage period begins.

Your death benefit option change is effective on your next monthly processing date after we approve it, so long as at least one day remains before your monthly processing date. If less than one day remains before your monthly processing date, your change will be effective on your second following monthly processing date.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

A death benefit option change applies to your entire stated or base death benefit. Changing your death benefit option may reduce or increase your target death benefit, as well as your stated death benefit.

We may not approve a death benefit option change if it reduces the target or stated death benefit below the minimum we require to issue your policy.

You may change from death benefit option 1 to option 2, from option 2 to option 1, or from option 3 to option 1. For you to change from death benefit option 1 to option 2 or from option 1 to option 3, we may require proof that the insured person is insurable under our normal rules of underwriting.

On the effective date of your option change, your stated death benefit changes as follows:

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Change From	Change To	Stated Death Benefit Following Change:

Option 1	Option 2	your stated death benefit before the change minus your account value as of the effective date of the change.
Option 2	Option 1	your stated death benefit before the change plus your account value as of the effective date of the change.
Option 3	Option 1	your stated death benefit before the change plus the sum of the premium payments we received, minus partial withdrawals you have taken as of the effective date of the change.
Option 1	Option 3	your stated death benefit before the change minus the sum of the premium payments we received, plus partial withdrawals you have taken as of the effective date of the change.
Option 2	Option 3	your stated death benefit before the change plus your account value as of the effective date of the change, minus the sum of the premium payments we received minus partial withdrawals you have taken as of the effective date of the change.
Option 3	Option 2	your stated death benefit before the change plus the sum of the premium payments we received minus partial withdrawals you have taken as of the effective date of the change, minus your account value as of the effective date of the change.

We increase or decrease your stated death benefit to keep the net amount at risk the same. There is no change to the amount of term insurance if you have an adjustable term insurance rider. See Cost of Insurance Charge, page 51.

If you change your death benefit option, we adjust the stated death benefit for each of your segments by allocating your account value to each benefit segment. For example, if you change from death benefit option 1 to option 2, your stated death benefit is decreased by the amount of your account value allocation to that segment. If you change from death benefit option 2 to option 1, your stated death benefit is increased by the amount allocated to that segment.

We do not impose a surrender charge for a decrease in your stated death benefit caused by a change of death benefit option. We do not adjust the target premium when you change your death benefit option. See Surrender Charge, page 52.

Changing your death benefit option may have tax consequences. You should consult a tax adviser before making changes.

Changes in Death Benefit Amounts

Contact your agent/registered representative or our customer service center to request a change in your policy's death benefit. The change is effective on the next monthly processing date after we receive and approve your request. There may be underwriting or other requirements which must be met before your request can be approved. Your requested change must be for at least $1,000.

After we make your requested change, we will send you a new policy schedule page. Keep it with your policy. We may ask you to send your policy to us so that we can make the change for you. You may change your target death benefit once a policy year.

We may not approve a requested change if it will disqualify your policy as life insurance under federal income tax law. If we disapprove a change for any reason, we provide you with a notice of our decision. See Tax Considerations, page 55.

You may change your policy's stated death benefit on or after your first policy anniversary (first monthly processing date for an increase). You may not decrease the stated death benefit below the minimum we require to issue your policy.

Requested reductions in the death benefit will first decrease the target death benefit. We decrease your stated death benefit only after your adjustable term insurance rider coverage is reduced to zero. If you have more than one segment, we divide decreases in

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stated death benefit among your benefit segments pro rata unless law requires differently.

You must provide satisfactory evidence that the insured person is still insurable to increase your death benefit. Unless you tell us differently, we assume your request for an increase in your target death benefit is a request for an increase to your stated death benefit. Thus, the amount of your adjustable term insurance rider will not change.

The initial death benefit segment, or first segment, is the stated death benefit on your policy's effective date. A requested increase in stated death benefit will cause a new segment to be created. Once we create a new segment, it is permanent unless law requires differently. The segment year runs from the segment effective date to its anniversary.

Each new segment may have:

  a new sales charge
  new cost of insurance charges, guaranteed and current
  a new incontestability period
  a new suicide exclusion period
  a new target premium
  a new minimum annual premium during the special continuation period new surrender charges.

We allocate the net amount at risk among segments in the same proportion that each segment bears to the total stated death benefit. Premium we receive after an increase is applied to your policy segments in the same proportion as the guideline annual premium for each segment bears to the total guideline annual premium for all segments. Sales charges are deducted from each segment's premium based on the length of time that segment has been effective.

If a death benefit option change causes the stated benefit to increase, no new segment is created. Instead, the size of each existing segment(s) is (are) changed. If it causes the stated death benefit to decrease, each segment is decreased.

There may be tax consequences as a result of a decrease in your death benefit, as well as a possible surrender charge. You should consult a tax adviser before changing your death benefit amount. See Tax Status of the Policy, page 55, and Modified Endowment Contracts, page 57.

Guaranteed Minimum Death Benefit

Usually, your coverage lasts only as long as your net cash surrender value is enough to pay the monthly charges and your cash surrender value is more than your outstanding policy loan plus accrued loan interest. Your account value depends on:

  timing and amount of any premium payments
  the investment performance of the variable investment options the interest you earn in the guaranteed interest division
  the amount of your monthly charges
  partial withdrawals you take
  loan activity you may have.

If you want this benefit, you must choose one of two available guaranteed minimum death benefit options at policy issue. This option extends the time that your policy's stated death benefit remains in effect even if the variable investment options perform poorly. See your policy to determine how your benefits are affected.

The two guaranteed minimum death benefit options vary primarily by the length of time they can cover for the guarantee period:

  the later of ten policy years or until the insured person is age 65.
  the lifetime of the insured person or to the maturity date.

The guaranteed minimum death benefit coverage does not apply to riders, including the adjustable term insurance rider. Therefore, if your net cash surrender value is not enough to pay the deductions as they come due on your policy and if your policy is no longer in the special continuation period, only the stated death benefit portion of your coverage is guaranteed to stay in force. See Lapse, page 41.

Charges for your guaranteed minimum death benefit and base coverage are deducted each month to the extent that there is sufficient net account value to pay these charges. If there is not sufficient net account value to pay a charge, it is permanently waived. Deduction of charges will resume once there is sufficient net account value.

The guaranteed minimum death benefit feature is not available in some states.

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Requirements to Maintain the Guarantee Period

To qualify for the guaranteed minimum death benefit you must pay an annual premium higher than the minimum annual premium. This higher premium is called the guarantee period annual premium. The guarantee period monthly premium is one-twelfth of the guarantee period annual premium. Your net account value must meet certain diversification requirements. See Charges and Deductions, page 50.

Although the required guarantee period annual premium level is different for the two guaranteed period options, the guaranteed minimum death benefit operates similarly for either option.

For most policies, the guarantee period annual premium for the guarantee period for life will be equal to the guideline annual premium determined under the federal income tax law definition of life insurance. The guarantee period annual premium for the ten year or age 65 guarantee period will be based on:

  the insured person's age, gender and premium class
  the stated death benefit of your policy
  riders on your policy.

The guarantee period annual premium for the guarantee period for life will be greater than that required for the ten year or age 65 guarantee period.

At each monthly processing date we test to see if you have paid enough premium to keep your guarantee in place. We calculate:

  actual premium we receive; minus
  the amount of any partial withdrawals you make; minus
  policy loan amounts you take with accrued loan interest. This amount must equal or exceed;
  the sum of the guarantee period monthly premium payments for each policy month starting with your first policy month through the end of the policy month that begins on the current monthly processing date.

You must continually meet the requirements of the guarantee period for this feature to remain in effect. We show the guarantee period annual premium on your policy schedule. If your policy benefits increase, the guarantee period annual premium increases.

In addition, the guarantee period ends if your net account value on any monthly processing date is not diversified as follows:

  your net account value is invested in at least five investment options; and
  no more than 35% of your net account value is in any one investment option.

Your policy will continue to meet the diversification requirements if:

  you have automatic rebalancing and you meet the two diversification tests listed above; or
  you have dollar cost averaging which results in transfers into at least four investment options with no more than 35% of any transfer directed to any one.

See Dollar Cost Averaging, page 37, and Automatic Rebalancing, page 38.

If you select the guaranteed minimum death benefit option, you must make sure your policy satisfies the premium test and diversification test. If you fail to satisfy either test we send you a notice and give you a thirty day opportunity to correct the condition. If you do not correct it, this feature terminates. Once it terminates, you cannot reinstate the guaranteed minimum death benefit feature. The guarantee period annual premium then no longer applies to your policy.

Riders

Your policy may include benefits, attached by rider. A rider may have an additional cost. You may cancel riders at any time.

We may offer riders not listed here. Contact your agent/registered representative for a list of riders currently available.

Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 57.

Adjustable Term Insurance Rider

You may increase your death proceeds by adding an adjustable term insurance rider. This rider allows you

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to schedule the pattern of death benefits appropriate for your anticipated needs. As the name suggests, the adjustable term insurance rider adjusts over time to maintain your desired level of coverage.

You specify a target death benefit when you apply for this rider. The target death benefit can be level for the life of your policy or can be scheduled to change at the beginning of a selected policy year(s). See Death Benefits, page 25.

We generally restrict your target death benefit to an amount not more than eleven times your stated death benefit at issue. In other words, if your stated death benefit is $100,000, then the maximum amount of target death benefit we allow you is $1,100,000.

The adjustable term insurance rider death benefit is the difference between your target death benefit and your base death benefit, but not less than zero. The rider's death benefit automatically adjusts daily as your base death benefit changes. Your death benefit depends on which death benefit option is in effect:

Option 1: If option 1 is in effect, the total death benefit is the greater of:

  the target death benefit; or
  the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

Option 2: If option 2 is in effect, the total death benefit is the greater of:

  the target death benefit plus the account value; or
  the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

Option 3: If option 3 is in effect, the total death benefit is the greater of:

  the target death benefit plus the sum of the premium payments we received minus partial withdrawals you have taken; or
  the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

For example, under option 1, assume your base death benefit changes as a result of a change in your account value. The adjustable term insurance rider adjusts to provide a death benefit equal to your target death benefit in each year:

Base Death Benefit	Target Death Benefit	Adjustable Term Insurance Rider Amount

$201,500	$250,000	$48,500
202,500	250,000	47,500
202,250	250,000	47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000 or more, the adjustable term insurance would be zero.

Even when the adjustable term insurance is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit drops below your target death benefit, the adjustable term insurance rider coverage reappears to maintain your target death benefit.

You may change the target death benefit schedule after it is issued, based on our rules. See Changes in Death Benefit Amounts, page 29.

We may deny future, scheduled increases to your target death benefit if you cancel a scheduled change or if you ask for an unscheduled decrease in your target death benefit.

Partial withdrawals, changes from death benefit option 1 to option 2, changes from death benefit option 1 to option 3 and base decreases may reduce your target death benefit. See Partial Withdrawals, page 40, and Changes in Death Benefit Options, page 28.

There is no defined premium for a given amount of adjustable term insurance coverage. Instead, we deduct a separate monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the adjustable term death benefit in effect at the monthly processing date. The cost of insurance rates are determined by us from time to time. They are based on the issue age, gender and premium class of the insured person, as well as the length of time since your policy date.

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The only charge for this rider is the cost of insurance charge. The total charges that you pay may be less if you have some coverage under an adjustable term insurance rider rather than as stated death benefit. There are no sales charges or surrender charges for this coverage.

If the target death benefit is increased by you after the adjustable term insurance rider is issued, we use the same cost of insurance rate schedule for the entire coverage for this rider. These rates are based on the original premium class even though satisfactory new evidence of insurability is required for the increased schedule. The monthly guaranteed maximum cost of insurance rates for this rider will be stated in the policy. See Cost of Insurance Charge, page 51.

Not all policy features apply to the adjustable term insurance rider. The rider does not contribute to the policy account value nor to surrender value. It does not affect investment performance and cannot be used for a policy loan. The adjustable term insurance rider provides benefits only at the insured person's death.

Accelerated Death Benefit Rider

This rider pays part of the death benefit to you if a qualified doctor diagnoses a terminal illness of the insured person. Receipt of such an accelerated payment reduces the death benefit of your policy and its net cash surrender value. No policy loans are permitted after this rider is exercised. There is no charge for this rider.

Accidental Death Benefit Rider

This rider will pay the benefit amount selected if the insured person dies as a result of an accident. The insured person must be at least age 10 and no more than age 65. Minimum coverage is $5,000. Maximum coverage is the lesser of $200,000 or two times the stated death benefit. The monthly charge for this rider is $0.06 to $0.13 per $1,000 of rider coverage depending on the insured person's age.

Guaranteed Insurability Rider

This rider is not available for policies issued on or after May 1, 1998. This rider allows you to increase your stated death benefit without providing evidence of insurability. The insured person must be no more than age 60. Increases are limited in amount and timing. The monthly charge for this rider is $0.05 to $0.53 per $1,000 of coverage depending on the insured person's age. You may not have both this rider and the guaranteed minimum death benefit rider.

Additional Insured Rider

This rider provides death benefits upon the death of a named immediate family member. The insured person must be at least age 15 and no more than age 85. You may add up to nine additional insured riders to your policy. We require proof of insurability for each person. Minimum coverage for each person is $10,000. Maximum coverage for all additional insured persons is five times your total stated death benefit. The monthly charge for this rider is $0.06 to $0.13 per $1,000 of rider coverage depending on the insured person's age. See Cost of Insurance Charge, page 51.

Children's Insurance Rider

This rider allows you to add death benefit coverage on your children. You may cover children upon birth or legal adoption without presenting evidence of insurability to us. Each child must be at least 14 days old and no more than age 18. The primary insured person must be no less than age 15 and no more than age 55. Minimum coverage per child is $1,000 and maximum coverage is $10,000. The monthly charge for this rider is $0.61 times the coverage amount.

Waiver of Cost of Insurance Rider

If the insured person becomes totally disabled while your policy is in force, this rider provides that we waive the monthly expense, cost of insurance and rider charges during the disability period. The insured person must be no less than age 10 and no more than age 55. If you add this rider to your policy, you may not add the waiver of specified premium rider. The rider charges are included as part of your monthly cost of insurance charge. See Cost of Insurance Charge, page 51.

Waiver of Specified Premium Rider

If the insured person becomes totally disabled while your policy is in force, this rider provides that after a waiting period, we credit a specified premium amount monthly to your policy during the disability period. Subject to our underwriting, you specify this amount on the application for the policy. The insured person must be no less than age 10 and no more than age 55. The minimum coverage under this rider is $25 monthly. The monthly charge for this rider is $1.70 to $12.70 per $100 of rider coverage depending on the

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insured person's age. If your policy is a guaranteed issue policy, the monthly charge for this rider is $3.40 to $25.40 per $100 of coverage depending on issue age.

A policy may contain either the Waiver of Cost of Insurance Rider or the Waiver of Specified Premium Rider, but not both.

Special Features

Designated Deduction Option

You may designate one investment option from which we will deduct your monthly charges. You may make this designation at any time. You may not use the loan division as your designated deduction option.

You may elect not to choose a designated deduction investment option or the amount in your designated deduction investment option may not be enough to cover the monthly deductions. If so, these charges are taken from the variable investment options and guaranteed interest division in the same proportion that your account value in each has to your total net account value on the monthly processing date.

Right to Exchange Policy

During the first 24 months after your policy date, you have the right to exchange your policy for a guaranteed policy, unless state law requires differently. We transfer the amount you have in the variable division to the guaranteed interest division. We allocate all future net premium to the guaranteed interest division. We do not allow future payments or transfers to the variable investment options after you exercise this right. We do not charge for this exchange. See Guaranteed Interest Division, page 21.

Policy Maturity

You may surrender your policy at any time. If, at the policy anniversary nearest the insured person's 100th birthday (maturity date), you do not want the continuation of coverage feature, you should surrender the policy for the net account value and end coverage. Part of this payment may be taxable. You should consult your tax adviser.

Continuation of Coverage

The continuation of coverage feature allows your insurance coverage to continue in force beyond your policy maturity date. If you choose to allow the continuation of coverage feature to become effective, we:

  convert target death benefit to stated death benefit
  convert death benefit option 2 and option 3 to death benefit option 1, if applicable terminate all riders
  transfer your net account value (excluding the amount in the loan division) into the guaranteed interest division terminate dollar cost averaging and automatic rebalancing.

Your insurance coverage continues in force until the death of the insured person, unless the policy lapses or is surrendered. However we accept no more premium payments, we deduct no further charges and we cease monthly deductions. See Continuation of Coverage, page 34.

You may not make transfers into the variable investment options during the continuation of coverage period but you may take a policy loan or partial withdrawals. If we pay a persistency refund on the guaranteed interest division, it will be credited to your policy. See Persistency Refund, page 35.

If you have an outstanding policy loan, interest continues to accrue. If you fail to make sufficient loan or loan interest payments, it is possible that the loan balance plus accrued interest may become greater than your account value and cause your policy to lapse. To avoid lapse, you may repay the loan and loan interest during the continuation of coverage period.

If you wish to stop coverage during the continuation of coverage period, you may surrender your policy and receive the net account value. There is no surrender charge during this period. All other normal consequences of surrender apply. See Surrender, page 43.

The continuation of coverage feature is not available in all states. If a state has approved this feature, it is an automatic feature and you do not need to take any action to activate it. In certain states the death benefit during the continuation of coverage period is the account value. Contact your agent/registered

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representative or our customer service center to find out if this feature is available in your state and which type of death benefit applies in your state.

The tax consequences of coverage continuing beyond the insured person's 100th birthday are uncertain. You should consult a tax adviser as to those consequences.

Persistency Refund

Where state law permits, we pay long-term policy owners a persistency refund. Each month your policy remains in force after your tenth policy anniversary, we credit your account value with a refund of 0.04167% of account value. This refund is 0.5% of your account value on an annual basis.

We add the persistency refund to the variable investment options and guaranteed interest division, but not the loan division, in the same proportion that your account value in each investment option has to your net account value as of the monthly processing date.

Here are two examples of how the persistency refund may affect your account value:

Example 1: Your policy has no loan:

  account value = $10,000 (all in the variable division)
  monthly persistency refund rate =  0.0004167
  persistency refund = 10,000 x 0004167 =  $4.17
	Value Before Persistency Refund	Value After Persistency Refund
Variable Division	$10,000.00	$10,004.17

Example 2: Your policy does have a loan:

  account value = $10,000
  account value in the variable division =  $6,000
  account value in the loan division = $4,000
  monthly persistency refund rate =  0.0004167
  persistency refund = 10,000 x .0004167 =  $4.17
	Value Before Persistency Refund	Value After Persistency Refund
Variable Division	$6,000.00	$6,004.17
Loan	$4,000.00	$4,000.00

Policy Values

Account Value

Your account value is the total amount you have in the guaranteed interest division, the variable division and the loan division. Your account value reflects:

  net premium applied
  charges deducted
  partial withdrawals taken
  investment performance of the variable investment options
  interest earned on the guaranteed interest division
  interest earned on the loan division.

Net Account Value

Your policy's net account value is your account value minus the amount of your outstanding policy loan and accrued loan interest, if any.

Cash Surrender Value

Your cash surrender value is your account value minus any surrender charge due.

Net Cash Surrender Value

Your net cash surrender value is your cash surrender value minus the amount of your outstanding policy loan and accrued loan interest, if any.

Determining Values in the Variable Division

The amounts in the variable division are measured by accumulation units and accumulation unit values. The value of each variable investment option is the accumulation unit value for that option multiplied by the number of accumulation units you own in that option. Each variable investment option has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value

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of each variable investment option varies with the investment performance of the underlying portfolio. It reflects:
  investment income
  realized and unrealized gains and losses
  investment portfolio expenses
  daily mortality and expense risk charges.

A valuation date is one on which the net asset value of the investment portfolio shares and unit values of the variable investment options are determined. Valuation dates are each day the New York Stock Exchange and the company's customer service center are open for business, except for days on which an investment portfolio does not value its shares or any other day as required by law. Each valuation date ends at 4:00 p.m. Eastern time. Our customer service center may not be open on major holidays.

You purchase accumulation units when you allocate premium or make transfers to a variable investment option, including transfers from the loan division.

We redeem accumulation units:

  when amounts are transferred from a variable investment option (including transfers to the loan division)
  for the monthly deductions from your account value
  for policy transaction fees
  for surrender charges
  when you take a partial withdrawal
  if you surrender your policy
  to pay the death proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the variable investment option calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We take monthly deductions from your account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the variable investment options goes up or down depending on investment performance.

For amounts in the variable investment options, there is no guaranteed minimum value.

How We Calculate Accumulation Unit Values

We determine accumulation unit values on each valuation date.

We generally set the accumulation unit value for a variable investment option at $10 when the investment option is first opened. After that, the accumulation unit value on any valuation date is:

  the accumulation unit value for the preceding valuation date multiplied by the variable investment option's accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.

We calculate an accumulation experience factor for each variable investment option every valuation date as follows:

  We take the share value of the underlying portfolio shares as reported to us by the investment portfolio managers as of the close of business on that valuation date.
  We add dividends or capital gain distributions declared per share and reinvested by the investment portfolio on the date that the share value is affected. If applicable, we subtract a charge for taxes.
  We divide the resulting amount by the value of the shares in the underlying investment portfolio at the close of business on the previous valuation date.
  We then subtract the mortality and expense risk charge. The daily charge is .002055% (.75% annually) of the accumulation unit value. If the previous day was not a valuation date, this charge is multiplied by the number of days since the last valuation date.

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Transfer of Account Value

You may make transfers of your account value among the variable investment options and the guaranteed interest division. If your state requires a refund of premium during the free look period, you may not make transfers until after your free look period ends.

Currently, we do not limit your number of transfers, but we reserve the right to do so if we determine the trading within your policy is excessive. You may not make transfers during the continuation of coverage period. See Excessive Trading, page 37, and Continuation of Coverage, page 34.

You may make transfer requests in writing, or by telephone if you have telephone privileges, to our customer service center. You may fax your request to us. Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request in writing.

Your transfer takes effect on the valuation date we receive your request. The minimum amount you may transfer is $100. This minimum does not need to come from one investment option or be transferred to one investment option as long as the total amount you transfer is at least $100. However, if the amount remaining in an investment option is less than $100 and you make a transfer request, we transfer the entire amount.

Excessive Trading

Excessive trading activity can disrupt investment portfolio management strategies and increase portfolio expenses through:

  increased trading and transaction costs
  forced and unplanned portfolio turnover
  lost opportunity costs
  large asset swings that decrease the investment portfolio's ability to provide maximum investment return to all policyowners.

In response to excessive trading, we may place restrictions or refuse transfers and impose a fee for each future transfer of up to $25. We will take such actions when we determine, in our sole discretion, that transfers are harmful to the investment portfolios or to policyowners as a whole.

Guaranteed Interest Division Transfers

Transfers into the guaranteed interest division are not restricted.

You may transfer amounts from the guaranteed interest division only in the first 30 days of each policy year. Transfer requests received within 30 days before your policy anniversary will occur on your policy anniversary. A request received by us within 30 days after your policy anniversary is effective on the valuation date we receive it. Transfer requests made at any other time will not be processed.

Transfers from the guaranteed interest division in each policy year are limited to the largest of:

  25% of your guaranteed interest division balance at the time of your first transfer or withdrawal out of it in that policy year; or
  the sum of the amounts you have transferred and withdrawn from the guaranteed interest division in the prior policy year; or
  $100.

Dollar Cost Averaging

If your policy has at least $10,000 invested in a qualifying source portfolio, you may elect dollar cost averaging. The qualifying source portfolio is the Fidelity VIP Money Market Portfolio. The main goal of dollar cost averaging is to protect your policy values from short-term price changes. There is no charge for this feature.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

This systematic plan of transferring account values is intended to reduce the risk of investing too much when the price of portfolio's shares is high. It also reduces the risk of investing too little when the price of a portfolio's shares is low. Since you transfer the same dollar amount to the investment options each period, you purchase more units when the unit value is

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low and you purchase fewer units when the unit value is high. There is no charge for this feature.

You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least one day after we receive your dollar cost averaging request. If your state requires a refund of all premium received during the free look period, dollar cost averaging begins after the end of your free look period.

With dollar cost averaging, you designate either a dollar amount or a percentage of your account value for automatic transfer from a qualifying source portfolio. Each period we automatically transfer the amount you select from your chosen source portfolio to one or more other variable investment options. You may not use the guaranteed interest division or the loan division in dollar cost averaging.

The minimum percentage you may transfer to one investment option is 1% of the total amount you transfer. You must transfer at least $100 on each dollar cost averaging transfer date.

Dollar cost averaging may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. Unless you tell us otherwise, dollar cost averaging automatically takes place monthly on the monthly processing date.

You may have both dollar cost averaging and automatic rebalancing at the same time. However, your dollar cost averaging source portfolio cannot be included in your automatic rebalancing program.

Changing Dollar Cost Averaging

If you have telephone privileges, you may change the program by telephoning our customer service center or you may fax your request to us. Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request in writing. See Telephone Privileges, page 46.

Terminating Dollar Cost Averaging

You may cancel dollar cost averaging by sending satisfactory notice to our customer service center. We must receive it at least one day before the next dollar cost averaging date.

Dollar cost averaging will terminate on the date:

  you specify
  your balance in the source portfolio reaches a dollar amount you set the amount in the source portfolio is equal to or less than the amount to be transferred. We will transfer the remaining amount and dollar end cost averaging ends.

Automatic Rebalancing

Automatic rebalancing is a method of maintaining a consistent approach to investing account values over time and simplifying the process of asset allocation among your chosen investment options. There is no charge for this feature.

If you choose this feature, on each rebalancing date we transfer amounts among the investment options to match your pre-set automatic rebalancing allocation. After the transfer, the ratio of your account value in each investment option to your total account value for all investment options included in automatic rebalancing matches the automatic rebalancing allocation percentage you set for that investment option. This action rebalances the amounts in the investment options that do not match your set allocation. This mismatch can happen if an investment option outperforms the other investment options for that time period.

You may choose automatic rebalancing on your application or later by completing our customer service form. Automatic rebalancing may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. If you do not specify a frequency, automatic rebalancing will occur quarterly.

The first transfer occurs on the date you select (after your free look period if your state requires return of premium during the free look period). If you do not request a date, processing is on the last valuation date of the calendar quarter in which we receive your request.

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You may have both automatic rebalancing and dollar cost averaging at the same time. However, the source portfolio for your dollar cost averaging cannot be included in your automatic rebalancing program. You may not include the loan division.

Changing Automatic Rebalancing

You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the valuation date that we receive it at our customer service center. If you reduce the amount allocated to the guaranteed interest division, it is considered a transfer from that division. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the guaranteed interest division. See Transfers of Account Value, page 37.

If you have the guaranteed minimum death benefit and you ask for an automatic rebalancing allocation which does not meet the guaranteed minimum death benefit diversification requirements, we will notify you and ask you for revised instructions. See Guaranteed Minimum Death Benefit, page 30.

Terminating Automatic Rebalancing

You may terminate automatic rebalancing at any time, as long as we receive your notice of termination at least one day before the next automatic rebalancing date.

If you have the guaranteed minimum death benefit and you terminate automatic rebalancing, you still must meet the account value diversification requirements for the guarantee period to continue. See Guaranteed Minimum Death Benefit, page 30.

Policy Loans

You may borrow from your policy at any time after the first monthly processing date, by using your policy as security for a loan, or as otherwise required by law. The amount you borrow (policy loan) is:

  the total amount you borrow from your policy; plus
  policy loan interest that is capitalized when due; minus
  policy loan or interest repayments you make.

Unless law requires differently, a new policy loan must be at least $100. The maximum amount you may borrow on any valuation date, unless required differently by law, is your net cash surrender value minus the monthly deductions to your next policy anniversary or 13 monthly deductions if you take a loan within thirty days before your next policy anniversary.

Your request for a policy loan must be directed to our customer service center. If you have telephone privileges, you may request a policy loan for less than $25,000 by telephone or fax. Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request in writing. See Telephone Privileges, page 46.

When you request a loan you may specify one investment option from which the loan will be taken. If you do not specify one, the loan will be taken proportionately from each active investment option you have, including the guaranteed interest division.

Loan interest charges on your policy loan accrue daily at an annual interest rate of 3.75%. Interest is due in arrears on each policy anniversary. If you do not pay it when due, we add it to your policy loan balance.

When you take a policy loan, we transfer an amount equal to your policy loan to the loan division. We follow this same process for loan interest due at your policy anniversary. The loan division is part of our general account specifically designed to hold collateral for policy loans and interest. We credit the loan division with interest at an annual rate of 3%.

If you request an additional loan, we add the new loan amount to your existing policy loan. This way, there is only one loan outstanding on your policy at any time.

Loan Repayment

You may repay your policy loan at any time. We assume that payments you make, other than scheduled premium payments, are policy loan repayments. You must tell us if you want payments to be premium payments.

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When you make a loan repayment, we transfer an amount equal to your payment from the loan division to the variable investment options and the guaranteed interest division in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan

Taking a loan decreases the amount you have in the investment options. Accruing loan interest will change your net account value as compared to what it would have been if you did not take a loan.

Even if you repay your loan, it has a permanent effect on your account value. The benefits under your policy may be affected.

The loan is a first lien on your policy. If you do not repay your policy loan, we deduct your outstanding policy loan and accrued loan interest from the death proceeds or the cash surrender value payable.

A policy loan may affect the guaranteed minimum death benefit feature and the length of time your policy remains in force. If you do not make loan payments your policy could lapse. Policy loans may cause your policy to lapse if your cash surrender value minus policy loan amounts and accrued loan interest is not enough to pay your deductions each month. See Lapse, page 41.

Policy loans may have tax consequences. If your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits from Modified Endowment Contracts, page 57, and Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts, page 57.

If you use the continuation of coverage feature and you have a policy loan, loan interest continues to accrue.

Partial Withdrawals

You may request a partial withdrawal to be processed

on any valuation date after your first policy anniversary by contacting our customer service center. If your policy qualifies as being "in corridor" you may make partial withdrawals prior to your first anniversary. A policy is "in corridor" if:

  under death benefit option 1, your account value multiplied by the appropriate factor from Appendix A or B is greater than your stated death benefit under death benefit option 2, your account value multiplied by the appropriate factor from Appendix A or B is greater than your stated death benefit plus your account value under death benefit option 3, your account value multiplied by the appropriate factor from Appendix A or B is greater than your stated death benefit plus the sum of your premium payments minus partial withdrawals.

You make a partial withdrawal by withdrawing part of your net cash surrender value. If your request is by telephone or fax, it must be for less than $25,000 and may not cause a decrease in your death benefit. Otherwise, your request must be in writing. Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request in writing. See Telephone Privileges, page 46.

You may take up to twelve partial withdrawals per policy year. The minimum partial withdrawal you may take is $100. The maximum partial withdrawal you may take is the amount which leaves $500 as your net cash surrender value. The maximum withdrawal from an "in corridor" policy prior to the first policy anniversary is limited to the amount that would cause your policy to no longer qualify as "in corridor." If you request a withdrawal of more than this maximum, we require you to surrender your policy or reduce the withdrawal.

When you take a partial withdrawal, we deduct your withdrawal amount plus a service fee from your account value. We may deduct a surrender charge from your account value if your partial withdrawal causes a reduction in your stated death benefit. See Charges and Deductions, page 50.

Partial withdrawals do not reduce the stated death benefit if your base death benefit has been increased to qualify your policy as life insurance under the federal income tax laws and if you withdraw an amount that is no greater than the amount that reduces your account value to a level which no longer requires your base

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death benefit to be increased to qualify as life insurance for federal income tax law purposes. See Tax Status of the Policy, page 55.

We require a minimum death benefit to issue your policy. You are not allowed to take a partial withdrawal if it reduces your death benefit below this minimum.

We will make a partial withdrawal from the guaranteed interest division and the variable investment options in the same proportion that each has to your net account value immediately before your withdrawal, or you may select one investment option from which your partial withdrawal will be taken. If you select the guaranteed interest division, however, the amount withdrawn from it may not be for more than your total withdrawal multiplied by the ratio of your account value in the guaranteed interest division to your total net account value immediately before the partial withdrawal transaction.

Partial withdrawals may have adverse tax consequences. See Distributions Other than Death Benefits from Modified Endowment Contracts, page 57, and Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts, page 57.

Partial Withdrawals under Death Benefit Option 1

If you selected death benefit option 1, it is your first partial withdrawal of the policy year, no more than fifteen years have passed since your policy date, and the insured person is not yet age 81, you may make a partial withdrawal of up to the greater of 10% of your account value, or 5% of your stated death benefit without decreasing your stated death benefit.

Otherwise, amounts you withdraw will reduce your stated death benefit by the amount of the withdrawal and may be subject to a surrender charge, unless your policy death benefit has been increased to meet the federal income tax definition of life insurance. Then at least part of your partial withdrawal may be made without reducing your stated death benefit.

Partial Withdrawals under Death Benefit Option 2

If you have selected death benefit option 2, a partial withdrawal does not reduce your stated or target death benefit. However because your account value is reduced, we reduce the total death benefit by at least the partial withdrawal amount.

Partial Withdrawals under Death Benefit Option 3

If you have selected death benefit option 3 and your partial withdrawal is less than the total premium we have received minus the total of your partial withdrawals, then your stated death benefit will not be reduced. However because your account value is reduced, your total death benefit is reduced.

If your partial withdrawal is more than the total premium we have received minus the total of your prior partial withdrawals, a two step process is used:

  Your withdrawal of the amount that makes premium received minus all partial withdrawals equal to zero is taken; then
  The excess withdrawal amount you requested will reduce your stated death benefit if:
the excess amount is greater than 10% of your account value after step "1" above; or the excess amount is greater than 5% of your stated death benefit.

A reduction in the stated death benefit as a result of partial withdrawal will be pro-rated among the existing coverage segments, unless state law requires otherwise. Target premium will be adjusted for the reduced stated death benefit.

Lapse

Your insurance coverage continues as long as your net cash surrender value is enough to pay your deductions each month. Lapse does not apply if either the guaranteed minimum death benefit feature or the special continuation period is in effect and you have met all requirements. See Special Continuation Period, page 24, and Guaranteed Minimum Death Benefit, page 30.

If you have an outstanding policy loan, your policy will lapse if the loan plus accrued interest is more than your account value. Thus, during the continuation of coverage period, the policy could lapse if there is an outstanding policy loan even though there are no further monthly deductions.

Grace Period

Your policy enters a 61-day lapse grace period if, on a monthly processing date your net cash surrender value is zero (or less); the three-year special continuation

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period has expired, or you have not paid the required special continuation period premium; and you do not have the guaranteed minimum death benefit or it has expired or terminated.

We notify you that your policy is in a grace period at least 30 days before it ends. We send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally is the past due charges, plus your estimated monthly policy and rider deductions for the next two months. If the insured person dies during the grace period we do pay death proceeds to your beneficiaries with reductions for your policy loan balance, accrued loan interest and monthly deductions owed.

We will send you a lapse notice if the guaranteed minimum death benefit is going to lapse.

If we receive payment of the required amount before the end of the grace period, we apply it to your account value in the same manner as your other premium payments, then we deduct the overdue amounts from your account balance.

If you do not pay the full amount within the 61-day grace period, your policy and its riders lapse without value. We withdraw your remaining account balance from the variable and guaranteed interest divisions. We deduct amounts you owe us, including surrender charges, and inform you that your coverage has ended.

If You Have the Guaranteed Minimum Death Benefit in Effect

After the special continuation period has ended and if the guaranteed minimum death benefit is in effect, your policy's stated death benefit will not lapse during the guarantee period. This is true even if your net cash surrender value is not enough to cover the deductions from your account value on your monthly processing date. See Guaranteed Minimum Death Benefit, page 30.

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Lapse Summary

Special Continuation Period		Guaranteed Minimum Death Benefit
If you meet the requirements	If you do not meet the requirements or it is no longer in effect	If you meet the requirements	If you do not meet the requirements or it is no longer in effect
Your policy does not lapse if you do not have enough net cash surrender value to pay the monthly charges. The charges are deducted and may cause a negative account value until the earlier of: 1) the date you have enough net account value, or 2) until the end of the special continuation period.	Your policy enters the grace period if your net cash surrender value is not enough to pay the monthly charges, or if your loan plus accrued loan interest is more than your cash surrender value. If you do not pay enough premium to cover the past due monthly charges and interest due plus the monthly charges and interest due through the end of the grace period, your policy lapses.	Your policy does not lapse if you do not have enough net cash surrender value to pay the monthly charges. However, if you have riders, they lapse after the grace period and only your base coverage remains in force. Charges for your base coverage are then deducted each month to the extent that there is sufficient net account value to pay them. If there is not sufficient net account value to pay a charge, it is permanently waived.	Your policy enters the grace period if your net cash surrender value is not enough to pay the monthly charges, or if your loan plus accrued loan interest is more than your cash surrender value. If you do not pay enough premium to cover the past due monthly charges and interest due plus the monthly charges and interest due through the end of the grace period, your policy lapses.

Reinstatement

If you do not pay enough premium before the end of the grace period, your policy lapses. You may still reinstate your policy and its riders (other than the guaranteed minimum death benefit) within five years of the end of the grace period.

Unless state law requires differently, we will reinstate your policy and riders if:

  you are the owner and have not surrendered your policy
  you provide satisfactory evidence that the insured person (including those under your riders) is still insurable according to our normal rules of underwriting we receive enough premium to keep your policy and riders in force from the beginning to the end of the grace period and for two months after the reinstatement date.

Reinstatement is effective on the monthly processing date following our approval of your reinstatement application. When we reinstate your policy, we reinstate the surrender charges for the amount and time remaining when your policy lapsed. If you had a policy loan when coverage ended, we reinstate it with accrued loan interest to the date of lapse. The cost of insurance charges at the time of reinstatement are adjusted to reflect the time since the lapse.

We apply net premium received after reinstatement according to your most recent instructions which may be those in effect at the start of the grace period.

Surrender

You may surrender your policy for its net cash surrender value any time while the insured person is alive. You may take your net cash surrender value in other than one payment.

We compute your net cash surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our

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customer service center. All insurance coverage ends on the date we receive your surrender request and policy. See Policy Values, page 35, and Settlement Provisions, page 48.

If you surrender your policy during the first fourteen policy or segment years we deduct a surrender charge from your net account value. If you surrender your policy during the early years, you may have little or no net cash surrender value. See Surrender Charge, page 52.

We do not pro-rate or add back to your account value charges or expenses which we deducted before your surrender.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits from Modified Endowment Contracts, page 57, and Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts, page 57.

General Policy Provisions

Free Look Period

You have the right to examine your policy and return it (for any reason) to us within the period shown in the policy. The right to examine your policy (also called free look period) starts on the date you receive it. If you return your policy to us within your state's specified time limit, we cancel it as of your policy date.

If you cancel your policy during this free look period, you will receive a refund as determined by law. Generally, there are two types of free look refunds:

  some states require a return of all premium we receive.
  other states require payment of account value plus a refund of all charges deducted.

Your policy will specify what type of free look refund applies in your state. The type of free look refund will affect when premium we receive before the end of the free look period is allocated into the variable investment options. See Allocation of Net Premium, page 24.

Your Policy

The contract between you and us is the combination of:

  your policy (or certificate)
  a copy of your original application and applications for benefit increases or decreases your riders
  endorsements
  policy schedule pages
  reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Guaranteed Issue

We may offer policies on a guaranteed issue basis for certain group or sponsored arrangements. We issue these policies up to a preset face amount with reduced evidence of insurability. Guaranteed issue policies carry a different mortality risk compared with policies that are fully underwritten. So, we may charge different cost of insurance rates for guaranteed issue policies. The cost of insurance rates under these circumstances may depend on the:

  issue age of the insured people
  risk class of the insured people
  size of the group
  total premium the group pays.

Generally, most guaranteed issued policies have higher overall charges for insurance than a similar underwritten policy issued in the standard tobacco non-user or standard tobacco user class. This means that the insured person in a group or sponsored arrangement could get individual, fully underwritten insurance coverage at a lower overall cost.

Age

We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person generally should be no older than age

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85. The minimum age to issue a policy for tobacco users is age 15. For guaranteed issue policies, the maximum issue age generally is 70.

We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receives the death proceeds. Other surviving beneficiaries receive death proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death proceeds to you or to your estate, as owner.

You may name new beneficiaries during the insured person's lifetime. We pay death proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid.

Incontestability

After your policy has been in force and the insured person is alive for two years from your policy date, and from the effective date of any new segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

If the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your account value on the last monthly processing date before the insured person's death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide (while sane or insane), within two years of your policy date, unless otherwise required by law, we limit death proceeds to:

  the total premium we receive to the time of death; minus
  outstanding policy loan and accrued loan interest; minus
  partial withdrawals taken.

If the person insured under the policy changed, and the new insured person dies by suicide within two years of the change date, we limit the death proceeds to:

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  your net account value as of the change date; plus
  premium we received since the change; minus
  increases in the policy loan balance, accrued loan interest, and partial withdrawals since the change date.

We make a limited payment to the beneficiaries for a new segment or other increase if the insured person commits suicide (while sane or insane), within two years of the effective date of a new segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and monthly expense charges which were deducted for the increase.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

  death proceeds
  net cash surrender value
  partial withdrawals
  loan proceeds.

We may delay processing these transactions if:

  the NYSE is closed for trading
  trading on the NYSE is restricted by the SEC
  there is an emergency so that it is not reasonably possible to sell securities in the variable investment options or to determine the value of an investment option's assets a governmental body with jurisdiction over the separate account allows suspension by its order.

SEC rules and regulations determine whether or not these conditions exist.

We execute transfers among the variable investment options as of the valuation date of our receipt of your request at our customer service center.

We determine the death benefit as of the date of the insured person's death. The death proceeds are not affected by subsequent changes in the value of the variable investment options.

We may delay payment from our guaranteed interest division for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

If your policy was delivered on or after May 1, 1999, telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. If your policy was delivered before May 1, 1999, you may choose telephone privileges by completing our customer service form and returning it to our customer service center. Telephone privileges allow you or your agent/ registered representative to call our customer service center to:

  make transfers
  change premium allocations
  change your dollar cost averaging and automatic rebalancing programs request partial withdrawals
  request a policy loan.

Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

  requiring some form of personal identification

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  providing written confirmation of any transactions
  tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time.

Non-participation

Your policy does not participate in the surplus earnings of ING Security Life.

Distribution of the Policies

The principal underwriter (distributor) for our policies is ING America Equities, Inc., a wholly owned subsidiary of ING Security Life. It is registered as a broker/dealer with the SEC and the NASD. We pay ING America Equities, Inc., under a distribution agreement.

We sell our policies through licensed insurance agents who are registered representatives of other broker/dealers including, but not limited to:

  VESTAX Securities Corporation, an indirect affiliate;
  Locust Street Securities, Inc., an indirect affiliate;
  Multi-Financial Securities, Corp., an indirect affiliate;
  IFG Network Securities, Inc., an indirect affiliate;
  Financial Network Investment Corporation, an indirect affiliate;
  Washington Square Securities, Inc., an indirect affiliate;
  Guaranty Brokerage Services, Inc.,an indirect affiliate;
  AETNA Investment Services, LLC, an indirect affiliate;
  Primevest Financial Services, Inc., an indirect affiliate;
  Granite Investment Services, Inc., an indirect affiliate; and
  Financial Northeastern Securities, Inc., an indirect affiliate.

All broker/dealers who sell this policy have entered into selling agreements with us. Under these selling agreements, we pay a distribution allowance to broker/dealers, who pay commissions to their agents/registered representatives who sell this policy.

The distribution allowance is 95% of first the target premium we receive. For premium we receive over your first target premium, the distribution allowance in all policy years is significantly less.

Although it varies by policy, we estimate the typical first year compensation payable to a selling broker/ dealer if a policy pays target premium to be $14 per $1,000 of stated death benefit.

Broker/dealers receive annual renewal payments (trails) of 0.10% of the average net account value at the beginning of the eleventh policy year or after we receive more than the guideline single premium according to the federal income tax definition of life insurance.

We pay wholesaler fees and marketing and training allowances. We may provide repayments or make sponsor payments for broker/dealers to use in sales contests for their registered representatives. We do not hold contests directly based on sales of this product. We do hold training programs from time to time at our own expense. We pay dealer concessions, wholesaling fees, other allowances and the costs of all other incentives or training programs from our resources which include sales charges.

Some broker/dealers receive a slightly lower distribution allowance because we provide them with greater marketing and administrative support.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

  articles on variable life insurance and other information published in business or financial publications indices or rankings of investment securities
  comparisons with other investment vehicles, including tax considerations.

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We may use information regarding the past performance of the variable investment options. Past performance is not indicative of future performance of the investment options or the policies and is not reflective of the actual investment experience of policyowners.

We may feature certain investment options and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends, and, investment performance or other information we believe may be of interest to our customers.

Settlement Provisions

You may take your net cash surrender value in other than one payment. Likewise, you may elect to have the beneficiaries receive the death proceeds other than in one payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

The investment performance of the variable investment options does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $20 and the total proceeds must be $2,000 or more.

Option I:	Payouts for a Designated Period
Option II:	Life Income with Payouts Guaranteed for a Designated Period
Option III:	Hold at Interest
Option IV:	Payouts of a Designated Amount
Option V:	Other Options We Offer at the Time We Pay the Benefit

Administrative Information About the Policy

Voting Privileges

We invest the variable investment options' assets in shares of investment portfolios. We are the legal owner of the shares held in the separate account and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the Investment Company Act of 1940.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each investment portfolio share has the right to one vote. The votes of all investment portfolio shares are cast together on a collective basis, except on issues for which the interests of the portfolios differ. In these cases, voting is on a portfolio-by-portfolio basis.

Examples of issues that require a portfolio-by-portfolio vote are changes in the fundamental investment policy of a particular investment portfolio or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of investment portfolio shareholders. We vote any investment portfolio shares that are not attributable to policies and any investment portfolio shares for which the owner does not give us instructions, the same way we vote as if we did receive owner instructions.

We reserve the right to vote investment portfolio shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the investment portfolios corresponding to those in which you have invested assets as of the record date set by the investment portfolio's Board for the portfolio's shareholders meeting. We determine the number of investment portfolio shares in each variable investment option for your policy by dividing your account value in that option by the net asset value of one share of the matching investment portfolio.

Material Conflicts

We are required to track events to identify material conflicts arising from using investment portfolios for both variable life and variable annuity separate

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accounts. The Boards of the investment portfolios, ING Security Life, and other insurance companies participating in the investment portfolios, have this same duty. There may be a material conflict if:
  state insurance law or federal income tax law changes
  investment management of an investment portfolio changes
  voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general or between certain classes of owners; and these retirement plans or participants in these retirement plans.

If there is a material conflict, we have the duty to determine appropriate action including removing the portfolios involved from our variable investment options. We may take other action to protect policy owners. This could mean delays or interruptions of the variable operations.

When state insurance regulatory authorities require it, we may ignore voting instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in our next semi-annual report to owners.

Under the Investment Company Act of 1940, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options, but not credited to policies in the same proportion as votes cast by owners.

Right to Change Operations

Subject to state and federal law limitations and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our separate account with respect to some or all classes of policies:

  Change the investment objective.
  Offer additional variable investment options which will invest in portfolios we find appropriate for policies we issue.
  Eliminate variable investment options.
  Combine two or more variable investment options.
  Substitute a new investment portfolio for a portfolio in which the division currently invests. A substitution may become necessary if, in our judgment:
» a portfolio no longer suits the purposes of your policy
» there is a change in laws or regulations
» there is a change in a portfolio's investment objectives or restrictions
» the portfolio is no longer available for investment
» another reason we deem a substitution is appropriate
  Transfer assets related to your policy class to another separate account.
  Withdraw the separate account from registration under the 1940 Act.
  Operate the separate account as a management investment company under the 1940 Act.
  Cause one or more variable investment options to invest in a mutual fund other than, or in addition to, the investment portfolios.
  Stop selling these policies.
  End any employer or plan trustee agreement with us under the agreement's terms.
  Limit or eliminate any voting rights for the separate account.
  Make any changes required by the 1940 Act or its rules or regulations.
  Close an investment option to new investments.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected investment option to another variable investment option or to the guaranteed interest division, you may do so free of charge. Just notify us at our customer service center.

Reports to Owners

At the end of each policy year we send a report to you that shows:

  your total net policy death benefit (your stated death benefit plus adjustable term insurance rider death benefit, if any)
  your account value

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  your policy loan, if any, plus accrued interest
  your net cash surrender value
  your account transactions during the policy year showing net premium, transfers, deductions, loan amounts and withdrawals.

We send semi-annual reports with financial information on the investment portfolios, including a list of the investment holdings of each portfolio.

We send confirmation notices to you throughout the year for certain policy transactions such as partial withdrawals and loans.

CHARGES AND DEDUCTIONS

The amount of a charge may not correspond to the cost incurred by us to provide the service or benefit. For example, the sales charge may not cover all of our sales and distribution expenses. Some proceeds from other charges, including the mortality and expense risk charge or cost of insurance charges, may be used to cover such expenses.

Deductions from Premium

We treat payments we receive as premium if you do not have an outstanding loan and your policy is not in the continuation of coverage period. After we deduct certain charges from your payment, we add the remaining net premium to your policy.

Initial Sales Charge

We deduct a percentage from each premium payment to help cover the costs of distribution, preparing our sales literature, promotional expenses and other direct and indirect expenses to sell the policy.

We base the percentage on the insured person's age when your policy or segment becomes effective.

Policy or Segment Issue Age	Sales Charges Percentage
0 - 49 50 - 59 60 - 85	2.25% 3.25% 4.25%

To determine your applicable sales charge, premium payments we receive after an increase in stated death benefit are allocated to your policy segments in the same proportion as the guideline annual premium (defined by federal income tax law) for each segment bears to the total guideline annual premium for your stated death benefit.

We may reduce or waive the sales charge for certain group or sponsored arrangements, or for corporate purchasers. See Group or Sponsored Arrangements, or Corporate Purchasers, page 55.

Tax Charges

We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, state and local taxes range from 0% to 5%. We deduct 2.5% of each premium payment to cover these taxes. This rate approximates the average tax rate we expect to pay.

To cover our estimated costs for the federal income tax treatment of deferred acquisition costs we deduct 1.5% of each premium payment. This cost is determined solely by the amount of life insurance premium we receive.

We reserve the right to increase or decrease this charge for taxes if there are changes in the tax law, within limits set by state law. We also reserve the right to increase or decrease the charge for the federal income tax treatment of deferred acquisition costs based on any change in that cost to us.

Daily Deductions from the Separate Account

Mortality and Expense Risk Charge

We deduct 0.002055% per day (0.75% annually) of the amount you have in the variable division for the mortality and expense risks we assume. This charge is deducted as part of the calculation of the daily unit values for the variable investment options and does not appear as a separate charge on your statement or confirmation.

The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the

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policies and in operating the variable division are greater than the amount we estimated.

The mortality and expense risk charge does not apply to your account value in the guaranteed interest division or the loan division.

Monthly Deductions from Account Value

We deduct charges from your account value on each monthly processing date until the maturity date.

Policy Charge

The policy charge is $10 per month for the first three years of your policy.

This charge compensates us for such costs as:

  application processing
  medical examinations
  establishment of policy records
  insurance underwriting costs.

Administrative Charge

We charge a per month administrative charge of $0.07 per $1,000 of death benefit in policy years 1 - 10 and $0.01 per $1,000 of death benefit in year 11 and thereafter. This charge applies to the first $5 million of death benefit. The rate per $1,000 of death benefit is based on the insured person's age at issue and the length of time the policy has been in force.

We charge a per month administrative charge of $3 plus $0.0125 per $1,000 for the greater of the stated death benefit or the target death benefit. We limit this charge to $18 per month.

This charge is designed to compensate us for ongoing costs such as:

  premium billing and collections
  claim processing
  policy transactions
  record keeping
  reporting and communications with policy owners
  other expenses and overhead.

Cost of Insurance Charge

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

The cost of insurance charge is equal to our current monthly cost of insurance rate multiplied by the net amount at risk for each portion of your death benefit. We calculate the net amount at risk monthly, at the beginning of each policy month. For the base death benefit, the net amount at risk is calculated using the difference between the current base death benefit and your account value. We determine your account value after we deduct your policy and rider charges due on that date other than cost of insurance charges.

If your base death benefit at the beginning of a month increases as a requirement of the federal income tax law definition of life insurance, the net amount at risk for your base death benefit for that month also increases. Because your target death benefit did not change, the net amount at risk for your adjustable term insurance rider decreases. The amount of your cost of insurance charge varies from month to month as a result of changes in your net amount at risk, changes in the death benefit and the increasing age of the insured person. We allocate the net amount at risk to segments in the same proportion that each segment has to the total stated death benefit for all coverage as of the monthly processing date.

We base your current cost of insurance rates on the insured person's age, gender, policy duration, target death benefit and premium class on the policy and each segment date.

We apply unisex rates where appropriate under the law. This currently includes the state of Montana and policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs.

Separate cost of insurance rates apply to each segment of the base death benefit, and your riders.

The cost of insurance or rider charges for a class of insured persons may change from time to time. We base the new charge on changes in expectations about:

  investment earnings
  mortality
  the time policies remain in effect
  expenses
  taxes.

These rates are never more than the guaranteed maximum rates shown in your policy. The

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guaranteed maximum rates are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Table.

The maximum rates for the initial and each new segment will be printed in your policy schedule pages.

There are no cost of insurance charges during the continuation of coverage period.

Rider Charges

On each monthly processing date, we deduct the cost of your riders. Rider charges do not include those which are charged as a cost of insurance. See Riders, page 31.

Guaranteed Minimum Death Benefit Charge

If you choose the guaranteed minimum death benefit feature, we currently charge $0.005 per $1,000 of stated death benefit each month during the guarantee period. This charge is guaranteed never to be more than $0.01 per $1,000 of stated death benefit each month.

Policy Transaction Fees

We charge fees for certain transactions under your policy. We deduct these fees from the variable and guaranteed interest divisions pro rata to the account value in each.

Excess Illustration Fee

Your first policy illustration in each policy year is free. After that, we assess a fee of $25 per illustration.

Partial Withdrawal Fee

We deduct a service fee of 2% of the requested partial withdrawal (but not more than $25) from your account value for each partial withdrawal. A surrender charge may also apply. See Partial Withdrawals, page 40.

How We Deduct Charges, Loans and Partial Withdrawals

	Monthly Charges: Cost of Insurance Charges, Guaranteed Minimum Death Benefit Charges, Rider Charges, Administrative Fees	Policy Transactions and Fees: Excess Illustration Fee, Loans and Partial Withdrawals
Choice	May choose a designated deduction investment option, including guaranteed interest division	May choose any investment option or combination of investment options
Default	Proportionally among variable investment options and guaranteed interest division	Proportionally among variable investment options and guaranteed interest division

Surrender Charge

We deduct a surrender charge from your account value during the first fourteen years of your policy, or coverage segment if you:

  surrender your policy
  reduce your stated death benefit
  allow your policy to lapse
  take a partial withdrawal which decreases your stated death benefit.

The surrender charge compensates us for issuing and distributing policies. We deduct surrender charges proportionately based on the account value in each investment option.

The surrender charge is made up of two parts:

  an administrative surrender charge and
  a sales surrender charge.

If you change your death benefit option, this may decrease your stated death benefit. Under these circumstances, we do not deduct a surrender charge and we do not reduce future surrender charges.

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A change to your death benefit option may increase the stated death benefit. We do not increase your surrender charge in this case. However, all other increases in your stated death benefit create a new segment which will be subject to its own fourteen year surrender charge period.

If your surrender charge changes, we send you a new schedule showing the change.

The administrative surrender charges varies by age at policy issue. See the chart below. Once set, the administrative surrender charge remains level for the first seven years following the effective date of your policy and any new segment. These charges then decrease at the beginning of each following policy year by 12.5% of the amount in effect at the end of the seventh policy year. This continues until your surrender charge reaches zero at the beginning of your fifteenth policy year or the year when the insured person reaches age 98, whichever happens first.

We may reduce or waive the surrender charge for certain group or sponsored arrangements, or for corporate purchasers.

Surrender charges are not affected by a change in the stated death benefit when the change is caused by a change in your death benefit option. We assess surrender charges on base coverage only.

A change to your death benefit option may increase the stated death benefit. We do not increase your surrender charge in this case. However, all other increases in your stated death benefit create a new segment which will be subject to its own nine-year surrender charge period.

If your surrender charge changes, we send you a new schedule showing the change.

Administrative Surrender Charge

The administrative surrender charge is a dollar amount for each $1,000 of the stated death benefit, guaranteed not to exceed $6.50. We base this amount on the insured person's age on your policy date or on the date you add a new stated death benefit coverage segment to your policy.

Insured Person's Age	Administrative Surrender Charge Per $1,000 of Stated Death Benefit
0 - 39	$2.50
40 - 49	$3.50
50 - 59	$4.50
60 - 69	$5.50
70 and above	$6.50

For example, if the stated death benefit is $100,000 and the insured person is age 40 on your policy date, your administrative surrender charge is $350.

During the first fourteen years of your policy your administrative surrender charge may decrease. This happens if you request a decrease in your stated death benefit or you take a partial withdrawal which causes your stated death benefit to decrease. Your administrative surrender charge decreases in the same proportion that your stated death benefit decreases. Under these circumstances we then deduct from your account value the amount by which your administrative surrender charge decreased.

We designed your administrative surrender charge to cover part of our administrative expenses for your policy, such as:

  application processing
  establishing your policy records
  insurance underwriting
  costs associated with developing and operating our systems to administer the policies.

Sales Surrender Charge

We calculate the sales surrender charge for each segment by applying the premium you paid to each segment in the same proportion that the guideline annual premium for each segment (as defined by the federal income tax laws) has to the sum of the guideline annual premium for all segments.

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The sales surrender charge is:

  25% of the total premium we receive up to your target premium for each segment without any substandard ratings (this is known as the base standard target premium); plus
  5% of the total premium we receive in the first seven policy years following the effective date of a segment in excess of the base standard target premium for that segment.

Your sales surrender charge is never greater than 50% of your base standard target premium. We do not determine target premium on your scheduled premium. We determine target premium actuarially, based on the age and gender of the insured person. Your policy schedule shows the initial target premium for your policy and the target premium for any added segments. The schedule also shows the maximum sales surrender charge for your stated death benefit.

If your stated death benefit decreases, we reduce your target premium for each segment in the same proportion that we reduce your stated death benefit. We do not do this if the reduction is a result of a death benefit option change. In that case, we will provide you a new schedule page.

If your new target premium for each segment is greater than or equal to the premium we receive for that segment, then we reduce your future maximum sales surrender charge and we do not deduct a sales surrender charge from your account value.

If your new target premium for each segment is less than the sum of the premium we receive for that segment, we reduce the future maximum sales surrender charge and we deduct a sales surrender charge from your account value equal to the difference between your sales surrender charge before the decrease and your sales surrender charge after the decrease. We recalculate your new sales surrender charge as if your new target premium was always in effect for that segment.

We reduce your future maximum sales surrender charge in the same proportion that we reduce your stated death benefit if:

  You make a decrease to your stated death benefit more than seven years after your policy date; or
  You make a partial withdrawal from your policy which reduces the stated death benefit and you make your request more than seven years after the date you added the additional segment.

Example of Surrender Charge

An example of the calculation of surrender charges follows:

Assume the stated death benefit on your policy is $100,000 and the insured person is age 45 when we issue your policy. The target premium on your policy is $1,500 and we receive a $1,000 premium each policy year.

Policy Year	Administrative Surrender Charge	Sales Surrender Charge	Actual Surrender Charge
1	$350.00	$250.00	$600.00
2	350.00	400.00	750.00
3	350.00	450.00	800.00
4	350.00	500.00	850.00
5	350.00	550.00	900.00
6	350.00	600.00	950.00
7	350.00	650.00	1000.00
8	306.25	568.75	875.00
9	262.50	487.50	750.00
10	218.75	406.25	625.00

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Policy Year	Administrative Surrender Charge	Sales Surrender Charge	Actual Surrender Charge
11	175.00	325.00	500.00
12	131.25	243.75	375.00
13	87.50	162.50	250.00
14	43.75	81.25	125.00
15	0.00	0.00	0.00

Other Charges

Under current law, we pay no tax on investment income and capital gains included in variable life insurance policy reserves. So no charge is currently made for our federal income taxes. If the tax law changes and we have federal income tax chargeable to the variable investment options, we may make such a charge in the future.

Group or Sponsored Arrangements, or Corporate Purchasers

Individuals, corporations or other institutions may purchase this policy. For group or sponsored arrangements (including employees and certain family members of employees of ING Security Life, its affiliates and appointed sales agents), corporate purchasers or special exchange programs which we may offer from time to time, we may reduce or waive the:

  surrender charge, including the surrender charge on partial withdrawals length of time a surrender charge applies
  administrative charge
  minimum death benefit
  minimum annual premium
  target premium
  sales charges
  cost of insurance charges
  other charges normally assessed.

We reduce or waive these items based on expected economies. Our sales, administration and mortality costs generally vary with the size and stability of the group, among other factors. We take all these factors into account when we reduce charges. A group or sponsored arrangement must meet certain requirements to qualify for reduced charges. We make reductions to charges based on our rules in effect when we approve a policy application. We may change these rules from time to time.

Group arrangements include those in which there is a trustee, an employer or an association. The group may purchase multiple policies covering a group of individuals on a group basis or endorse a policy to a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer policies to its employees or members on an individual basis.

Each sponsored arrangement or corporation may have different group premium payments and premium requirements.

We will not unfairly discriminate in any variation in the surrender charge, administrative charge, or other charges, fees and privileges. These variations are based on differences in costs or services.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment

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normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code Section 7702. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.

Section 7702 provides that if one of two alternate tests is met, a policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium/cash value corridor test."

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, sex and premium class at any point in time, multiplied by the account value. See Appendix A, page 185, for a table of the Cash Value Accumulation Test factors.

The guideline premium/cash value corridor test provides for a maximum premium in relation to the death benefit and a minimum "corridor" of death benefit in relation to account value. In most situations, the death benefit that results from the guideline premium/cash value corridor test will ultimately be less than the amount of death benefit required under the cash value accumulation test. See Appendix B, page 186, for a table of the Guideline Premium/Cash Value Corridor Test factors.

We will at all times strive to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. See Tax Treatment of Policy Death Benefits, page 56.

Diversification and Investor Control Requirements

In addition to meeting the Code Section 7702 tests, Code Section 817(h) requires separate account investments, such as our separate account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Our variable investment options' investment portfolios have promised they will meet the diversification standards that apply to your policy.

In certain circumstances, you, as owner of a variable life insurance contract, may be considered the owner for federal income tax purposes of the separate account assets used to support your contract. Any income and gains from the separate account assets are includable in the gross income from your policy under these circumstances. The IRS has stated in published rulings that a variable contract owner is considered the owner of separate account assets if the contract owner has "indicia of ownership" in those assets. "Indicia of ownership" includes the ability to exercise investment control over the assets.

Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the separate account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the separate account assets, or to otherwise qualify your policy for favorable tax treatment.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Death Benefits

We believe that the death benefit under a policy is generally excludable from the gross income of the beneficiary(ies) under section 101(a)(1) of the Code.

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However, there are exceptions to this general rule. Additionally, federal and local transfer, estate inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.

Generally, the policy owner will not be taxed on any of the policy account value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Special rules also apply if you are subject to the alternative minimum tax. You should consult a tax adviser if you are subject to the alternative minimum tax.

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Multiple Policies

All modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includable in the policy owner's income when a taxable distribution occurs.

Distributions Other than Death Benefits from Modified Endowment Contracts

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contact will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.
  Loan amounts taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.
  A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.

Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of

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the policy owner's investment in the policy. Only after the recovery of all investment in the policy, is there taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes, if policy benefits are reduced during the first fifteen policy years, may be treated in whole or in part as ordinary income subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are uncertain and a tax advisor should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Policy Loans

In general, interest on a policy loan will not be deductible. Moreover, the tax consequences associated with a preferred loan available in the policy are uncertain. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is canceled or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Continuation of Policy Beyond Age 100

The tax consequences of continuing the policy beyond the policy anniversary nearest the insured person's 100th birthday are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the policy anniversary nearest the insured person's 100th birthday.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one life insurance policy for another life insurance policy or for an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 exchanges. If you wish to take advantage of Section 1035, you should consult your tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Possible Tax Law Changes

Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or take distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.

Additionally, assuming that you do not want your policy to be or to become a modified endowment contract, we include a policy endorsement under which we have the right to amend your policy, including riders. We do this to attempt to enable

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your policy to continue to meet the seven-pay test for federal income tax purposes. If the policy premium you pay is more than the seven-pay limit, we have the right to remove any excess premium or to make any appropriate adjustments to your policy's account value and death benefit. It is not clear, however, whether we can take effective action pursuant to this endorsement under all possible circumstances to prevent a policy that has exceeded the premium limitation from being classified as a modified endowment contract.

Any increase in your death benefit will cause an increase in your cost of insurance charges.

Other

Policy owners may use our policies in various arrangements, including:

  qualified plans;
  non-qualified deferred compensation or salary continuance plans;
  split dollar insurance plans;
  executive bonus plans;
  retiree medical benefit plans; and
  other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use any of your policies in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you may have to pay income taxes and possibly penalties later.

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to a person who is assigned to a generation which is two or more generations below the generation assignment of the policy owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

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ADDITIONAL INFORMATION

Directors and Officers

Set forth below is information regarding the directors and principal officers of Security Life of Denver Insurance Company. Security Life's address, and the business address of each person named, except as noted with one or two asterisks (*/**), is Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699. The business address of each person denoted with one asterisk (*) is 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390. The business address of each person denoted with two asterisks (**) is 20 Washington Avenue South, Minneapolis, MN 55401.

Name and Principal Business and Address	Position and Offices with Security Life of Denver Insurance Company

Robert C. Salipante**	Chief Executive Officer

Chris D. Schreier**	President

James L. Livingston, Jr.	Executive Vice President and Chief Actuary

Mark Barnum	Senior Vice President, Chief Underwriter

Douglas W. Campbell	Senior Vice President, Agency Sales

Wayne R. Huneke*	Chief Financial Officer

Gary W. Waggoner	Vice President and Assistant Secretary

Paula Cludray-Engelke**	Secretary

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Regulation

We are regulated and supervised by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado which periodically examines our financial condition and operations. In addition, we are subject to the insurance laws and regulations in every jurisdiction in which we do business. As a result, the provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We are required to submit annual statements, including financial statements, of our operations and finances to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

We are also subject to various federal securities laws and regulations.

Legal Matters

The legal matters in connection with the policy described in this prospectus have been passed on by Counsel of ING Security Life. Sutherland Asbill & Brennan LLP has provided advice on certain matters relating to the federal securities laws.

Legal Proceedings

ING Security Life, as an insurance company, is ordinarily involved in litigation. We do not believe that any current litigation is material to ING Security Life's ability to meet its obligations under the policy or to the separate account and we do not expect to incur significant losses from such actions. ING America Equities, Inc., the principal underwriter and distributor of the policy, is not engaged in any litigation of any material nature.

Experts

The financial statements of Security Life of Denver Insurance Company at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the Security Life Separate Account L1 at December 31, 2000, and for each of the three years in the period ended December 31, 2000, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters in this prospectus have been examined by James L. Livingston, Jr., F.S.A., M.A.A.A., who is Executive Vice President, CFO and Chief Actuary of ING Security Life. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.

Registration Statement

We have filed a Registration Statement relating to the separate account and the variable life insurance policy described in this prospectus with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. The additional information may be obtained from the SEC's principal office in Washington, DC. There is a charge for this material.

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FINANCIAL STATEMENTS

The statutory-basis financial statements of Security Life of Denver Insurance Company ("Security Life") at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, are prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (Colorado Division of Insurance), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States, and start on page 63.

The financial statements included for the Security Life Separate Account L1 at December 31, 2000 and for each of the three years in the period ended December 31, 2000, are prepared in accordance with accounting principles generally accepted in the United States and represent those divisions that had commenced operations by that date.

The financial statements of Security Life, as well as the financial statements included for the Security Life Separate Account L1, referred to above have been audited by Ernst & Young LLP. The financial statements of Security Life should be distinguished from the financial statements of the Security Life Separate Account L1 and should be considered only as bearing upon the ability of Security Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the divisions of Security Life Separate Account L1.

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Security Life of Denver Insurance Company
Financial Statements -- Statutory Basis
Years ended December 31, 2000, 1999 and 1998
with Report of Independent Auditors

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Security Life of Denver Insurance Company

Financial Statements - Statutory Basis

Years ended December 31, 2000, 1999 and 1998

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Report of Independent Auditors

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying statutory-basis balance sheets of Security Life of Denver Insurance Company (a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (Colorado Division of Insurance), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Security Life of Denver Insurance Company at December 31, 2000 and 1999 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life of Denver Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance.

March 23, 2001

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Security Life of Denver Insurance Company

Balance Sheets--Statutory Basis

	December 31
	2000	1999
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$4,573,658	$3,418,381
Preferred stocks	13,524	2,560
Common stocks	15,483	4,977
Subsidiaries	85,324	77,127
Mortgage loans	1,672,169	983,087
Real estate, less accumulated depreciation (2000--$10,961; 1999--$10,069)	34,066	31,363
Policy loans	992,911	943,185
Other invested assets	42,926	35,666
Cash and short-term investments	203,664	226,054
Total cash and invested assets	7,633,725	5,722,400

Deferred and uncollected premiums, less loading (2000--$1,814; 1999--$2,684)	135,041	101,343
Accrued investment income	95,887	75,101
Reinsurance balances recoverable	54,559	43,179
Data processing equipment, less accumulated depreciation (2000--$1,340; 1999--$8,381)	216	202
Indebtedness from related parties	69,338	42,451
Federal income tax recoverable	32,108	25,626
Separate account assets	799,966	644,975
Other assets	14,902	15,930

Total admitted assets	$8,835,742	$6,671,207

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	December 31
	2000	1999
	(In Thousands, except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$5,247,418	$4,924,746
Accident and health reserves	23	11
Guaranteed investment contracts	1,685,391	335,507
Policyholders' funds	71,669	91,920
Dividends left on deposit	8,748	8,647
Dividends payable	2,755	2,626
Unpaid claims	182,051	126,172
Total policy and contract liabilities	7,198,055	5,489,629

Accounts payable and accrued expenses	126,512	86,580
Reinsurance balances due	15,520	14,565
Indebtedness to related parties	8,016	18,329
Litigation reserve	20,449	37,538
Asset valuation reserve	52,125	29,875
Interest maintenance reserve	-	1,523
Borrowed money	127,993	15,200
Other liabilities	(4,226)	(25,008)
Separate account liabilities	799,966	644,975
Total liabilities	8,344,410	6,313,206

Commitments and contingencies

Capital and surplus:
Common stock, $20,000 par value:
Authorized - 149 shares
Issued and outstanding - 144 shares	2,880	2,880
Surplus notes	184,259	100,000
Paid-in and contributed surplus	435,562	374,562
Unassigned deficit	(131,369)	(119,441)
Total capital and surplus	491,332	358,001
Total liabilities and capital and surplus	$8,835,742	$6,671,207

See accompanying notes - statutory basis.

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Security Life of Denver Insurance Company

Statements of Operations--Statutory Basis

	Year ended December 31
	2000	1999	1998
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$2,959,593	$1,459,361	$1,130,674
Policy proceeds and dividends left on deposit	388	651	515
Net investment income	474,021	387,685	349,605
Amortization of interest maintenance reserve	670	2,358	3,793
Commissions, expense allowances and reserve adjustments on reinsurance ceded	9,832	11,331	13,255
Considerations and reserve allowances on modified coinsurance	2,632	3,670	945
Total premiums and other revenues	3,447,136	1,865,056	1,498,787

Benefits paid or provided:
Death benefits	316,167	273,368	270,537
Annuity benefits	11,782	24,573	10,769
Surrender benefits	258,858	229,434	198,988
Interest on policy or contract funds	64,719	17,473	13,832
Accident and health benefits	93	2,235	3,699
Guaranteed investment contract withdrawals	1,072,574	12,186	-
Other benefits	17,198	13,612	17,750
Increase in life, annuity, and accident and health reserves	320,721	491,978	581,110
Increase in liability for guaranteed investment contracts	721,725	335,507	-
Net transfers to separate accounts	256,538	78,988	65,738
Total benefits paid or provided	3,040,375	1,479,354	1,162,423

Insurance expenses:
Commissions	242,998	222,005	199,786
General expenses	130,962	104,808	96,891
Insurance taxes, licenses and fees, excluding federal income taxes	23,103	23,861	23,121
Total insurance expenses	397,063	350,674	319,798

Gain from operations before policyholder dividends, federal income taxes and net realized capital gains	9,698	35,028	16,566

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Security Life of Denver Insurance Company

Statements of Operations--Statutory Basis (continued)

	Year ended December 31
	2000	1999	1998
	(In Thousands)

Dividends to policyholders	2,546	2,594	2,399

Gain from operations before federal income taxes and net realized capital losses	7,152	32,434	14,167
Federal income taxes	(1,339)	8,613	2,371
Gain from operations before net realized capital losses	8,491	23,821	11,796
Net realized capital gains (losses) net of income taxes (2000 - $(7,916); 1999 - $(15,108), 1998- $2,001) and excluding net transfers to the interest maintenance reserve (2000 - $(18,289); 1999 - $(19,866); 1998 - $8,549)	3,589	(8,194)	(4,834)
Net income	$12,080	$15,627	$6,962

See accompanying notes - statutory basis.

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Security Life of Denver Insurance Company

Statements of Changes in Capital and Surplus--Statutory Basis

	Year Ended December 31
	2000	1999	1998
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,880	$ 2,880	$ 2,880

Surplus note:
Balance at beginning of year	$ 100,000	$ 100,000	$ 75,000
Increase in surplus note	84,259	-	25,000
Balance at end of year	$ 184,259	$ 100,000	$ 100,000

Paid-in and contributed surplus:
Balance at beginning of year	$ 374,562	$ 344,562	$ 344,562
Capital contributions	61,000	30,000	-
Balance at end of year	$ 435,562	$ 374,562	$ 344,562

Unassigned deficit:
Balance at beginning of year	$(119,441)	$(134,540)	$ (86,233)
Net income	12,080	15,627	6,962
Change in net unrealized capital gains or losses	12,101	(61)	7,839
Increase in nonadmitted assets	(11,048)	(7,336)	(28,686)
(Increase) decrease in liability for reinsurance in unauthorized companies	(393)	(550)	545
(Increase) decrease in asset valuation reserve	(22,250)	1,726	(6,084)
Increase in reserve valuation basis	-	-	(2,994)
Increase in litigation reserve, net of tax	-	-	(26,000)
Cession of existing risks, net of tax	(2,418)	127	12,591
Prior period adjustments	-	-	(12,480)
Change in accounting policy, net of tax	-	5,566	-
Balance at end of year	$(131,369)	$(119,441)	$(134,540)

Total capital and surplus	$ 491,332	$ 358,001	$ 312,902

See accompanying notes - statutory basis.

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Security Life of Denver Insurance Company

Statements of Cash Flow--Statutory Basis

	Year Ended December 31
	2000	1999	1998
	(In Thousands)
Operations:
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$2,910,602	$1,453,924	$1,128,910
Net investment income received	470,812	379,574	361,645
Commission and expense allowances received on reinsurance ceded	9,831	9,246	10,709
Benefits paid	(1,691,985)	(558,572)	(494,981)
Net transfers to separate accounts	(225,694)	(101,948)	(96,273)
Insurance expenses paid	(361,130)	(337,254)	(325,688)
Dividends paid to policyholders	(2,417)	(2,562)	(2,317)
Federal income taxes received (paid)	11,961	(28,779)	(17,582)
Other revenues in excess of other (expenses)	611,646	(9,832)	11,734
Net cash provided by operations	1,733,626	803,797	576,157

Investments:
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,254,036	2,051,280	4,353,422
Preferred stocks	67	1,900	627
Common stocks	-	-	1,362
Mortgage loans	79,874	45,272	48,709
Other invested assets	106,724	310,554	362,419
Miscellaneous proceeds	11,213	-	9,836
Net proceeds from sales, maturities, or repayments of investments	2,451,914	2,409,006	4,776,375

Cost of investments acquired:
Bonds	3,458,376	2,631,687	4,720,513
Preferred stocks	11,031	-	2,060
Common stocks	10,450	10	341
Mortgage loans	769,741	262,886	246,511
Real estate	3,653	189	98
Other invested assets	109,244	88,661	387,144
Miscellaneous (receipts) applications	23,155	(18,179)	8,516
Total cost of investments acquired	4,385,650	2,965,254	5,365,183

Net increase in policy loans	49,725	35,890	51,702
Net cash used in investment activities	(1,983,461)	(592,138)	(640,510)

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Security Life of Denver Insurance Company

Statements of Cash Flow--Statutory Basis (continued)

	Year Ended December 31
	2000	1999	1998
	(In Thousands)
Financing and miscellaneous activities
Cash provided:
Capital and surplus paid-in	126,000	20,000	25,000
Borrowed money	112,792	15,200	-
Other sources	(11,347)	(50,565)	1,390
Net cash provided by (used in) financing and miscellaneous activities	227,445	(15,365)	26,390

Net (decrease) increase in cash and short-term investments	(22,390)	196,294	(37,963)
Cash and short-term investments:
Beginning of year	226,054	29,760	67,723
End of year	$ 203,664	$ 226,054	$ 29,760

See accompanying notes - statutory basis.

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Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis

December 31, 2000

1. Nature of Operations and Basis of Financial Reporting

Security Life of Denver Insurance Company (the Company) is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (ING America). The Company focuses on three markets, the advanced market, reinsurance to other insurers and the investment products market. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate-owned life insurance. These products include traditional life, interest-sensitive life, universal life, and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia and the U.S. Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services. In the investment products market, the Company offers guaranteed investment contracts, funding agreements, and Trust notes to institutional buyers.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (Colorado Division of Insurance), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

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Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Investments

Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income.

Valuation Allowances

The asset valuation reserve (AVR) is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets.

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

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Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Benefit and Contract Reserves

Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance

For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Such treatment is not required by GAAP. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

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Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Subsidiaries

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as required under GAAP.

Nonadmitted Assets

Certain assets designated as "nonadmitted," principally the difference between amortized cost and fair value of less-than-investment-grade bonds, agents' debit balances, furniture and equipment and deferred federal income tax recoverable, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Employee Benefits

For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Investment-type Products

Revenues for investment-type products consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue; benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Surplus Notes

Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

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Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Statements of Cash Flows

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying Statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

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Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

Redeemable preferred stocks are reported at cost or amortized cost or the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

FirstLine                       78

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

The Company's insurance subsidiaries are reported at their underlying statutory-basis net assets plus the admitted portion of goodwill, and the Company's noninsurance subsidiary is reported at the GAAP-basis of its net assets. The admitted portion of goodwill, which represents the excess of the purchase price over the statutory-basis net assets of the subsidiary at acquisition, is amortized on a straight-line basis over ten years. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at unpaid principal balances, less allowance for impairments.

Policy loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Dollar roll transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

Short-term investments are reported at cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

FirstLine                       79

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Realized capital gains and losses are determined using the specific identification basis. Changes in market values of common stocks are reported as a change in unrealized gains or losses directly in unassigned surplus and, accordingly, have no effect on net income.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2% to 11.25%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

1.     For Life, Endowment and Term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

2.     For reinsurance accepted:

     a.     with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating;

     b.     with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Colorado, is $61,062,274,000 at December 31, 2000. The amount of reserves for policies on which gross premiums are less than the net premiums is $783,259,000 at December 31, 2000.

FirstLine                       80

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Real Estate and Electronic Data Processing Equipment

Real estate and electronic data processing equipment are carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life.

Participating Insurance

Participating business approximates less than 1% of the Company's ordinary life insurance in force and 1.5% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $2,417,000, $2,562,000 and $2,317,000 were paid in 2000, 1999 and 1998, respectively.

FirstLine                       81

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Federal Income Taxes

Deferred federal income taxes have been recognized to reflect prepayment of taxes relating to significant timing differences between income reported for tax and financial statement purposes using assumptions that are both reasonable and conservative. The deferred tax asset has been nonadmitted as a charge against surplus.

Pension Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December
	2000	1999
	(In thousands)

Deferred federal income tax recoverable	$159,281	$169,893
Agents' debit balances	2,354	2,652
Furniture and equipment	4,308	4,168
Bonds in default	549	4,303
Disallowed Interest Maintenance Reserves	17,436	-
Other	4,910	714
Total nonadmitted assets	$188,838	$181,730

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

FirstLine                       82

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Claims and Claims Adjustment Expenses

Claim expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company does not discount claim and claim adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

The Company borrowed $1,387,826,000 and repaid $1,382,300,000 during 2000, borrowed $2,055,061,000 and repaid $2,039,861,000 during 1999, and borrowed $837,411,000 and repaid $837,411,000 during 1998. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from dollar roll transactions. Interest paid on borrowed money was $1,586,000, $2,180,000 and $4,500,000 during 2000, 1999 and 1998, respectively.

Separate Accounts

Separate accounts held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

FirstLine                       83

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

2. Permitted Statutory-Basis Accounting Practices (continued)

The Company prepares statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance. Currently, prescribed statutory accounting practices are interspersed throughout state insurance laws and regulations, NAIC's Accounting Practices and Procedures Manual and a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, and from company to company within a state, and may change in the future.

The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Colorado has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the significant practices from the Colorado Division of Insurance.

Prescribed statutory reserve methodology does not fully encompass universal life-type products. The NAIC, however, has promulgated a Model Regulation regarding universal life reserves. The Colorado Division of Insurance has not adopted the regulation, but requires that reserves be held which are at least as great as those required by Colorado statutes. The NAIC Universal Life Model Regulation is used by the Company to provide reserves consistent with the principles of this article. Because the reserves satisfy the requirements prescribed by the State of Colorado for the valuation of universal life insurance, the Company is permitted to compute reserves in accordance with this model regulation.

FirstLine                       84

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2000:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$ 90,840	$ 3,049	$ 317	$ 93,572
States, municipalities, and political subdivisions	125	2	-	127
Public utilities securities	285,546	3,616	10,684	278,478
Corporate securities	2,269,006	45,861	67,427	2,247,440
Mortgage-backed securities	1,166,237	43,237	23,305	1,186,169
Other asset-backed securities	762,453	18,052	18,770	761,735
Total fixed maturities	4,574,207	113,817	120,503	4,567,521

Preferred stocks	13,524	3	-	13,527
Common stocks	12,853	2,630	-	15,483
Total equity securities	26,377	2,633	-	29,010
Total	$4,600,584	$116,450	$120,503	$4,596,531

FirstLine                       85

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 1999:
U.S. Treasury securities and obligations of U.S. government corporations and Agencies	$ 54,461	$ 42	$ 5,112	$ 49,391
States, municipalities, and political Subdivisions	751	-	9	742
Public utilities securities	255,807	272	18,221	237,858
Debt securities issued by foreign Governments	452	-	-	452
Corporate securities	1,338,680	3,801	71,739	1,270,742
Mortgage-backed securities	1,055,856	23,727	56,039	1,023,544
Other asset-backed securities	716,677	7,580	32,221	692,036
Total fixed maturities	3,422,684	35,422	183,341	3,274,765

Preferred stocks	2,560	329	-	2,889
Common stocks	2,404	2,573	-	4,977
Total equity securities	4,964	2,902	-	7,866
Total	$3,427,648	$38,324	$183,341	$3,282,631

FirstLine                       86

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

	Amortized Cost	Fair Value

December 31, 2000	(In Thousands)
Maturity:
Due in 1 year or less	$ -	$ -
Due after 1 year through 5 years	676,919	682,616
Due after 5 years through 10 years	881,403	862,763
Due after 10 years	1,087,195	1,074,238

Mortgage-backed securities	1,166,237	1,186,169
Other asset-backed securities	762,453	761,735
Total	$4,574,207	$4,567,521

At December 31, 2000, investments in certificates of deposit, bonds, and mortgage loans, with an admitted asset value of $20,777,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from amortized cost to carrying value as of December 31:

	2000	1999
	(In Thousands)

Amortized cost	$4,574,207	$3,422,684
Less nonadmitted bonds	549	4,303
Carrying value	$4,573,658	$3,418,381

The amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

FirstLine                       87

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $2,254,036,000, $3,273,528,000 and $4,527,803,000 in 2000, 1999 and 1998, respectively. Gross gains of $31,736,000, $18,928,000 and $38,615,000 and gross losses of $54,352,000, $55,203,000 and $33,297,000 during 2000, 1999 and 1998, respectively, were realized on those sales. A portion of the gains realized in 2000, 1999 and 1998 has been deferred to future periods in the interest maintenance reserve.

Net realized gains (losses), before capital gains tax and interest maintenance reserve transfers and changes in net unrealized gains (losses), are summarized as follows:

	Capital Gains (Losses)			Net Capital Gain (Loss)
	Bonds	Stocks	Other
	(In Thousands)
2000:
Net realized	$(35,399)	$ -	$12,783	$(22,616)
Net unrealized	3,754	8,244	103	12,101
Total	$(31,645)	$8,244	$12,886	$(10,515)

1999:
Net realized	$(44,838)	$ 124	$1,546	$(43,168)
Net unrealized	(4,303)	4,078	174	(51)
Total	$(49,141)	$4,202	$1,720	$(43,219)

1998:
Net realized	$ 5,318	$ 165	$ 233	$ 5,716
Net unrealized	-	7,040	799	7,839
Total	$ 5,318	$7,205	$1,032	$ 13,555

FirstLine                       88

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2000	1999	1998
	(In Thousands)
Income:
Bonds	$316,733	$233,247	$216,972
Mortgage loans	101,617	66,456	51,173
Policy loans	67,909	59,085	56,767
Company-occupied property	2,154	2,313	2,252
Other	4,733	41,800	44,469
Total investment income	493,146	402,901	371,633
Investment expenses	(19,126)	(15,216)	(22,028)
Net investment income	$474,021	$387,685	$349,605

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

	December 31
	2000	1999	1998
	(In Thousands)

Investment purchase commitments	$98,228	$140,600	$75,575

The Company also entered into dollar roll transactions to increase its return on investments and improve liquidity. Dollar rolls involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls are accounted for as short term collateralized financings and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $121,936,000 at December 31, 2000. Such borrowings averaged approximately $122,215,000 during the last three months of 2000 and were collateralized by investment securities with fair values approximately equal to the loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2000). The Company believes the counterparties to the dollar roll agreements are financially responsible and that the counterpary risk is minimal.

FirstLine                       89

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

The Company has an outstanding liability for borrowed money in the amount of $5,926,875 which is due to an affiliate. The principal amount is due January 5, 2001. Interest at 6.75% is required to be paid at maturity.

The maximum and minimum lending rates for long-term mortgage loans during 2000 were 9.10% and 6.85%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75.7% on commercial properties. As of December 31, 2000, the Company held no mortgages with interest more than one year overdue. Total interest due equals $101,607.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged. Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

FirstLine                       90

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

Gains or losses as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of the derivative are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

FirstLine                       91

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2000 and 1999 (in thousands):

	December 31, 2000
	Notional Amount	Carrying Value	Fair Value

Interest rate contracts:
Swaps	$2,478,442	$95	$(49,375)
Swaps--affiliates	1,645,143	(95)	60,703
Total swaps	4,123,585	-	11,328

Caps owned	53,543	1,224	492
Caps owned--affiliates	20,525	26	-
Total caps owned	74,068	1,250	492

Floors owned	259,637	905	1,975
Total floors owned	259,637	905	1,975

Options owned	97,000	627	342
Total options owned	97,000	627	342

Total derivatives	$4,554,290	$2,782	$ 14,137

FirstLine                       92

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

	December 31, 1999
	Notional Amount	Carrying Value	Fair Value

Interest rate contracts:
Swaps	$1,340,582	$(125)	$ 19,014
Swaps--affiliates	1,034,535	125	(18,869)
Total swaps	2,375,117	-	145

Caps owned	20,525	(39)	(17)
Caps owned--affiliates	50,525	80	17
Total caps owned	71,050	41	-

Floors owned	90,500	252	172
Total floors owned	90,500	252	172

Options owned	302,000	4,000	7,118
Options owned--affiliates	277,000	(3,210)	(6,198)
Total options owned	579,000	790	920

Forwards owned	152,300	-	37
Forwards owned--affiliates	144,300	-	(32)
Total forwards owned	296,600	-	5

Total derivatives	$3,412,267	$1,083	$ 1,242

FirstLine                       93

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

5. Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $419,904,000 and $317,271,000 with an aggregate market value of $395,837,000 and $305,533,000 at December 31, 2000 and 1999, respectively. Those holdings amounted to 9.2% of the Company's investments in bonds and 4.8% of total admitted assets at December 31, 2000. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $723,168,000 and $335,079,000 with an aggregate NAIC market value of $724,545,000 and $332,404,000 at December 31, 2000 and 1999, respectively. The carrying value of these holdings amounted to 16% of the Company's investment in bonds and 8% of the Company's total admitted assets at December 31, 2000.

At December 31, 2000, the Company's commercial mortgages involved a concentration of properties located in California (14%) and Florida (10%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $45,000,000.

FirstLine                       94

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

6. Annuity Reserves

At December 31, 2000 and 1999, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2000
	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$2,619,437	60.8%
At book value less surrender charge	134,697	3.1
Subtotal	2,754,134	63.9
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	248,208	5.8
Not subject to discretionary withdrawal	1,305,567	30.3
Total annuity reserves and deposit fund liabilities-- Before reinsurance	4,307,909	100.0%
Less reinsurance	2,269,160
Net annuity reserves and deposit fund liabilities	$2,038,749

	December 31, 1999
	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$2,918,405	69.3%
At book value less surrender charge	119,807	2.9
Subtotal	3,038,212	72.2
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	367,014	8.7
Not subject to discretionary withdrawal	803,795	19.1
Total annuity reserves and deposit fund liabilities-- before reinsurance	4,209,021	100.0
Less reinsurance	3,555,109
Net annuity reserves and deposit fund liabilities	$ 653,912

FirstLine                       95

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

7. Employee Benefit Plans

Pension Plan and Postretirement Benefits

The Company has a qualified noncontributory defined benefit retirement plan covering substantially all employees. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan (SERP).

In addition to providing pension plans, the Company provides certain health care and life insurance benefits for retired employees. Net postretirement benefit cost for the year ended December 31, 2000, 1999 and 1998 was $1,016,000, $1,118,000 and $930,000 respectively, and includes the expected cost of such benefits for newly eligible or vested employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experiences, and amortization of the transition obligation. At December 31, 2000 and 1999, the unfunded postretirement benefit obligation for retirees and other fully eligible or vested plan participants was $6,245,000 and $5,549,000, respectively. The estimated cost of the benefit obligation for active nonvested employees was $1,906,000.

The funded status for the defined benefit plans and other postretirement benefit plan is as follows (in thousands):

	Qualified Plan	SERP	Post-retirement

December 31, 2000
Projected benefit obligation	$(39,931)	$(13,135)	$(6,370)
Less plan assets at fair value	47,098	-	-
Plan assets in excess of (less than) projected benefit obligation	$ 7,167	$(13,135)	$(6,370)

	Qualified Plan	SERP	Post-Retirement

December 31, 1999
Projected benefit obligation	$(36,352)	$(11,803)	$(6,256)
Less plan assets at fair value	50,495	-	-
Plan assets in excess of (less than) projected benefit obligation	$ 14,143	$(11,803)	$(6,256)

FirstLine                       96

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

7. Employee Benefit Plans (continued)

Pension Plan and Postretirement Benefits (continued)

The net periodic pension cost, employer contribution, plan participant contributions, and benefits paid for the defined benefit plans are as follows (in thousands):

	Qualified Plan	SERP	Post-retirement
December 31, 2000
Net periodic pension (benefit) expense	$ (337)	$2,426	$1,016
Employer contributions	-	375	320
Plan participants' contributions	-	-	120
Benefits paid	1,916	375	440

	Qualified Plan	SERP	Post-Retirement
December 31, 1999
Net periodic pension expense	$ 40	$1,971	$1,236
Employer contributions	-	387	467
Plan participants' contributions	-	-	94
Benefits paid	1,238	387	561

	Qualified Plan	SERP	Post-retirement
December 31, 1998
Net periodic pension expense	$82	$1,109	$893
Employer contributions	-	325	218
Plan participants' contributions	-	-	77
Benefits paid	890	325	296

Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2000 and 1999 were as follows:

	2000	1999

Weighted-average discount rate	7.75%	8.00%
Rate of increase in compensation level	5.00%	5.00%
Expected long-term rate of return on assets	9.25%	9.25%

FirstLine                       97

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

7. Employee Benefit Plans (continued)

Plan assets of the defined benefit plans at December 31, 2000 are invested primarily in U.S. government securities, corporate bonds, mutual funds, mortgage loans, money market funds, and common stock. Certain of the Qualified Plan's investments are held in the ING-NA Master Trust, which was established in 1998 for the investment of assets of the Plan and several other ING-NA sponsored retirement plans.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 8.5% graded to 5.5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2000 by $501,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2000 by $(436,000).

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.75% at December 31, 2000 and 8.00 % at December 31, 1999.

401(k) Plan

Effective January 1, 2000, the Security Life of Denver Insurance Company Savings Incentive Plan was merged into the ING Savings Plan (Savings Plan), a defined contribution plan sponsored by ING America. The Savings Plan is a defined contribution plan, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $10,500 for 2000, 1999 and 1998. Such contributions are not currently taxable to the participants. The Company matches 100% of the first 3% of participant contributions, plus 50% of contributions which exceed 3% of participants' compensation, subject to a maximum matching percentage of 4-1/2% of the individual's salary. Company matching contributions were $1,552,000, $1,423,000 and $1,343,000 for 2000, 1999 and 1998, respectively.

Plan assets of the Savings Plan at December 31, 2000 are invested in a group deposit administration contract (the Contract) with the Company, various mutual funds maintained by the Principal Financial Group, and loans to participants. The Contract is an employee benefit liability of the Company and had a balance of $28.0 million and $28.7 million at December 31, 2000 and 1999, respectively.

FirstLine                       98

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2000, 1999 and 1998 were $256,712,000, $153,671,000 and $129,527,000, respectively.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	2000	1999	1998
	(In Thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$317,529	$161,205	$136,617
Transfers from separate accounts	61,187	82,218	70,879
Net transfers to separate accounts	256,342	78,987	65,738

Reconciling adjustments:
Miscellaneous transfers	196	1	-
Transfers as reported in the Statement of Operations	$256,538	$ 78,988	$ 65,738

FirstLine                       99

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

9. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2000, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $3,000,000.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $612,585,000, $520,490,000 and $426,503,000 for the years ended December 31, 2000, 1999 and 1998 respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2000	1999	1998
	(In Thousands)

Premiums	$ 859,405	$1,701,959	$2,916,141
Benefits paid or provided	247,622	216,778	71,001
Policy and contract liabilities at year end	2,647,258	3,890,702	3,525,241

During 2000, 1999 and 1998, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

FirstLine                       100

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

10. Federal Income Taxes and Policyholders' Surplus Account

Federal income tax expense consists of the following:

	2000	1999	1998
	(In Thousands)
Operations:
Current	$(1,339)	$ 21,193	$20,910
Deferred	-	(12,580)	(18,539)
Federal income tax expense	$(1,339)	$ 8,613	$2,371

Deferred federal income taxes arise from the recognition of timing differences between income determined for financial statement purposes and income tax purposes (principally differences relating to the recognition of tax-basis deferred acquisition costs, policy and contract liabilities and investment income). The resulting deferred tax asset is nonadmitted and charged against surplus.

The Company files a consolidated federal income tax return with its parent, ING America, and other U.S. affiliates and subsidiaries. The parties that join in the consolidated return have an agreement for the allocation of taxes. The agreement specifies that the separate return payable or the separate return receivable of each member will be the federal income tax payable or receivable that the member would have had for the period had it filed a separate return.

The Policyholders' Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gain from operations" which were not subject to current taxation under the Life Insurance Company Income Tax Act of 1959. At December 31, 1984, the balance in this account for tax return purposes was approximately $60,490,000. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholders' Surplus Account exceed certain limits, or if distributions to the shareholder exceed amounts in the Shareholder's Surplus Account as determined for income tax purposes, amounts in the Policyholders' Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax, under current tax law, which would be paid is $21,172,000. The Company does not anticipate any such action or foresee any events which would result in such tax.

FirstLine                       101

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

11. Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries, Midwestern United Life Insurance Company (Midwestern United) and First ING Life Insurance Company of New York (First ING). The Company also has three wholly owned noninsurance subsidiaries, First Secured Mortgage Deposit Corporation, Tailored Investments Notes Trust, and ING America Equities, Inc.

ING America Equities, Inc. is a wholesale broker/dealer whose business activities consist only of the distribution of variable life and annuity contracts. ING America Equities, Inc. does not hold customer funds or securities.

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

	December 31
	2000	1999
	(In Thousands)

Common stock (cost--$61,318 in 2000 and 1999)	$85,324	$77,127
(Payable) receivable from subsidiaries	(2,476)	2,060

Summarized financial information for these subsidiaries is as follows:

	2000	1999	1998
	(In Thousands)

Revenues	$ 97,086	$ 89,507	$ 74,536
Income before net realized gains on investments	9,783	7,884	6,123
Net income	9,571	6,301	6,123
Admitted assets	298,260	296,265	308,771
Liabilities	212,936	219,139	234,881

Midwestern United and First ING paid a common stock dividend to the Company of $1,320,000 and $1,970,000 in 1999 and $1,385,000 and $0 in 1998, respectively. No such dividend was paid in 2000.

FirstLine                       102

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

12. Capital and Surplus

Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1,500,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Colorado Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

The Company has two surplus notes to a related party for $84,259,000 and $100,000,000 which represent the cumulative cash draws on two $100,000,000 commitments issued by ING America through December 31, 2000, less principal payments.

These subordinated notes bear interest at a variable rate equal to the prevailing rate for 10-year U.S. Treasury bonds plus 1/4% adjusted annually. The principal and interest is scheduled to be repaid in five annual installments beginning on April 15, 2000 and continuing through April 15, 2004 for the first note and April 2005 and continuing through April 15, 2009, for the second note, respectively. Future minimum payments, assuming a current effective interest rate of 5.11%, are as follows (in thousands):

Year	Total Payments

2001	$25,842
2002	25,842
2003	25,842
2004	25,842
Subsequent years	143,788
Total	247,156
Less imputed interest	(62,897)
Outstanding principal	$184,259

The repayment of these notes require approval of the Commissioner of Insurance of the State of Colorado and are payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level. In July 2000, the Company made payments of $15,741,000 and $11,098,000 for principal and interest, respectively, after receiving approval from the Commissioner of Insurance of the State of Colorado.

FirstLine                       103

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

FirstLine                       104

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

	December 31
	2000		1999
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Bonds	$4,573,658	$4,567,521	$3,418,381	$3,274,765
Preferred stocks	13,524	13,527	2,560	2,889
Unaffiliated common stocks	15,483	15,483	4,977	4,977
Mortgage loans	1,672,169	1,705,801	983,087	943,041
Policy loans	992,911	992,911	943,185	943,185
Residual collateralized mortgage obligations	30,846	13,141	18,200	16,922
Derivative securities	2,782	14,137	1,083	1,242
Short-term investments	114,848	114,848	179,036	179,036
Cash	88,816	88,816	47,018	47,018
Indebtedness from related parties	69,338	69,338	42,451	42,451
Separate account assets	799,966	799,966	644,975	644,975
Receivable for securities	5,084	5,084	102	102

Liabilities:
Individual and group annuities	203,489	142,743	133,025	132,984
Guaranteed investment contracts	1,578,057	1,575,822	335,507	332,275
Policyholder funds	71,669	71,669	91,920	91,920
Policyholder dividends	11,503	11,503	11,273	11,273
Indebtedness to related parties	8,016	8,016	18,329	18,239
Separate account liabilities	799,966	799,966	644,975	644,975
Payable for securities	3,162	3,162	14,023	14,023

FirstLine                       105

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 6% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2000 and 1999 was $4,675,995,000 and $3,448,196,000, respectively.

Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads implied by independent published surveys. The same is applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are calculated using discounted cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 6% and 15% over the total portfolio.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

FirstLine                       106

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Fair Values of Financial Instruments (continued)

Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Off-balance-sheet instruments: The Company accepted additional deposits on existing synthetic guaranteed investment contracts in the amounts of $0, $70,000,000 and $66,480,000 in 2000, 1999 and 1998, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these contracts. Such assets had a value of $406,896,000 and $471,380,000 at December 31, 2000 and 1999, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 88% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism which passes such interest rate risk to plan participants.

Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

Letters of credit: The Company is the recipient of letters of credit totaling $250,071,000 (see Note 15), which have a market value to the Company of $0, and two lines of credit totaling $340,136,000 which have a market value to the Company of $0.

The carrying value of all other financial instruments approximates their fair value.

FirstLine                       107

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

14. Commitments and Contingencies

The Company is a party to pending or threatened lawsuits arising from the normal conduct of its business. Due to the climate in insurance and business litigation, suits against the Company sometimes include substantial additional claims, consequential damages, punitive damages and other similar types of relief. While it is not possible to forecast the outcome of such litigation, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's financial position or interfere with its operations. The Company has established an accrued liability in the financial statements of $20,449,000 related to certain pending litigation. The Company is vigorously defending its position in these cases.

The Company guarantees the obligations incurred by its wholly owned subsidiary, Midwestern United, with respect to all life insurance policies in force in both 2000, 1999 and 1998. In the event Midwestern United is unable to fulfill its obligations under these policies, the Company would be required to assume the policy obligations. The statutory reserve liabilities for the guaranteed policies totaled $201,306,000 and $209,203,000 as of December 31, 2000 and 1999, respectively.

The Company entered into a Tangible Net Worth Maintenance Agreement, dated June 25, 1998 pursuant to which the Company agreed to cause First ING, a wholly owned subsidiary of the Company, to have a tangible net worth equal to an NAIC-defined risk-based capital ratio of at least 200%, calculated by dividing (total adjusted capital x 100) by (the authorized control level risk based capital x 2). The contingent statutory reserve liability for this guarantee is $189,036.

The Company has agreed to guarantee a revolving line of credit issued to Pen-Cal Administrators, Inc., a California producer group, and represented by the credit agreement dated January 1, 2000 between Bank One and Pen-Cal Administrators, Inc., in the principal amount of $2,500,000.

15. Financing Agreements

The Company has a line of credit of $100,000,000 to provide short-term liquidity which expires July 31, 2001. The amount of funds available under this line is reduced by borrowings of certain affiliates also party to the agreement. Interest on all loans is based on the cost of funds by the lender plus .23%. The Company had outstanding borrowings under this agreement at December 31, 2000 and 1999 of $-0- and $200,000, respectively.

FirstLine                       108

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

15. Financing Agreements (continued)

The Company is the beneficiary of letters of credit totaling $250,071,000 that were established in accordance with the terms of reinsurance agreements. The terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2000 and 1999.

16. Related Party Transactions

Affiliates

The Company has a $200,136,000 line of credit issued by the Company's parent to provide short-term liquidity. Interest on the loans are indexed to the A1+/P1 commercial paper rates. The average borrowing by the Company in 2000 and 1999 was $17,453,000 and $10,365,000, respectively, with an average borrowing rate of 6.29% and 5.16%, respectively. At December 31, 2000 and 1999, outstanding borrowings were $5,927,000 and $15,000,000, respectively.

The Company provides administrative, investment and other operating services to affiliates. Amounts received for these services were $13,053,000, $2,606,000 and $1,605,000 for 2000, 1999 and 1998, respectively.

The Company also has an Investment Advisory Agreement with an affiliate whereby it receives investment and portfolio management services for a fee. Total fees under the agreement were approximately $9,885,000, $11,373,000 and $10,504,000 for 2000, 1999 and 1998, respectively.

Subsidiaries

The Company provides administrative, investment and other operating services to certain of its subsidiaries pursuant to contractual arrangements. Amounts received for these services were $3,561,000, $4,057,000 and $4,280,000 for 2000, 1999 and 1998, respectively.

FirstLine                       109

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $2,305,000 as of December 31, 2000 and 1999 and has recorded a reserve. The Company has also recorded an asset of $5,045,000 and $5,950,000 as of December 31, 2000 and 1999, respectively, for future credits to premium taxes for assessments already paid. Payments received for guaranty fund assessments in 2000 and 1999 were $267,000 and $120,000, respectively.

18. Regulatory Risk-Based Capital

The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of dynamic surplus-related formulas for monitoring solvency. At December 31, 2000, the Company exceeded all minimum RBC requirements.

FirstLine                       110

Security Life Separate Account L1 of
Security Life of Denver Insurance Company
Financial Statements
Years ended December 31, 2000, 1999 and 1998

FirstLine                       111

Security Life Separate Account L1

Financial Statements

Years ended December 31, 2000, 1999 and 1998

FirstLine                       112

Report of Independent Auditors

Policyholders
Security Life Separate Account L1 of
     Security Life of Denver Insurance Company

We have audited the accompanying statement of net assets of Security Life Separate Account L1 of Security Life of Denver Insurance Company, comprising, respectively, the Neuberger Berman Advisers Management Trust (comprising the Limited Maturity Bond, Growth and Partners Divisions) ("NB"), the Alger American Fund (comprising the American Small Capitalization, American MidCap Growth, American Growth and American Leveraged AllCap Divisions) ("Alger"), the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II (comprising the Asset Manager, Growth, Overseas, Money Market and Index 500 Divisions) ("Fidelity"), the INVESCO Variable Investment Funds, Inc. (comprising the Total Return, Equity Income, High Yield, Utilities and Small Company Growth Divisions) ("INVESCO"), the Van Eck Worldwide Trust (comprising the Worldwide Hard Assets, Worldwide Bond, Worldwide Emerging Markets and Worldwide Real Estate Divisions) ("Van Eck"), AIM Advisors, Inc. (comprising the Capital Appreciation and Government Securities Divisions) ("AIM"), the Directed Services, Inc. (comprising the Equity Income, Growth, Hard Asset, Limited Maturity Bond, Liquid Asset, MidCap, Research and Total Return Divisions) ("GCG"), and Janus Aspen Series Funds (comprising the Aggressive Growth, Growth, International Growth and Worldwide Growth Divisions) ("Janus"), as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

FirstLine                       113

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life Separate Account L1 at December 31, 2000, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

April 3, 2001

FirstLine                       114

Security Life Separate Account L1

Statement of Net Assets

December 31, 2000

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM	Total GCG	Total Janus
Assets
Investments in mutual funds at market value (Note 3)	$711,116,580	$61,876,992	$133,977,481	$370,730,205	$63,237,456	$9,121,476	$67,784,644	$2,880,066	$1,508,260
Total assets	711,116,580	61,876,992	133,977,481	370,730,205	63,237,456	9,121,476	67,784,644	2,880,066	1,508,260

Liabilities
Due to (from) Security Life of Denver	(72,228)	(117,844)	18,560	192,254	(149,658)	2,390	(17,930)	-	-
Total liabilities	(72,228)	(117,844)	18,560	192,254	(149,658)	2,390	(17,930)	-	-

Net assets	$711,188,808	$61,994,836	$133,958,921	$370,537,951	$63,387,114	$9,119,086	$67,802,574	$2,880,066	$1,508,260

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$711,188,808	$61,994,836	$133,958,921	$370,537,951	$63,387,114	$9,119,086	$67,802,574	$2,880,066	$1,508,260

Total policyholder reserves	$711,188,808	$61,994,836	$133,958,921	$370,537,951	$63,387,114	$9,119,086	$67,802,574	$2,880,066	$1,508,260

See accompanying notes.

FirstLine                       115

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Assets
Investments in mutual funds at market value (Note 3)	$61,876,992	$14,488,939	$19,934,193	$27,453,860
Total assets	61,876,992	14,488,939	19,934,193	27,453,860

Liabilities
Due to (from) Security Life of Denver	(117,844)	(5,212)	(10,713)	(101,919)
Total liabilities	(117,844)	(5,212)	(10,713)	(101,919)

Net assets	$61,994,836	$14,494,151	$19,944,906	$27,555,779

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$61,994,836	$14,494,151	$19,944,906	$27,555,779

Total policyholder reserves	$61,994,836	$14,494,151	$19,944,906	$27,555,779

Number of divisional units outstanding (Note 7):
Class A		1,085,190.344	755,032.816	1,131,357.503
Class B		-	-	727.044

Value per divisional unit:
Class A		$13.36	$26.42	$24.35
Class B		$ -	$ -	$ 9.97

See accompanying notes.

FirstLine                       116

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Assets
Investments in mutual funds at market value (Note 3)	$133,977,481	$26,226,670	$33,290,178	$50,094,730	$24,365,903
Total assets	133,977,481	26,226,670	33,290,178	50,094,730	24,365,903

Liabilities
Due to (from) Security Life of Denver	18,560	57,540	(3,573)	(23,702)	(11,705)
Total liabilities	18,560	57,540	(3,573)	(23,702)	(11,705)

Net assets	$133,958,921	$26,169,130	$33,293,751	$50,118,432	$24,377,608

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$133,958,921	$26,169,130	$33,293,751	$50,118,432	$24,377,608

Total policyholder reserves	$133,958,921	$26,169,130	$33,293,751	$50,118,432	$24,377,608

Number of divisional units outstanding (Note 7):
Class A		1,351,105.091	1,022,948.192	1,795,058.476	602,197.766
Class B		55,669.122	4,581.526	11,503.557	-

Value per divisional unit:
Class A		$18.97	$32.49	$27.87	$40.48
Class B		$ 9.65	$13.43	$10.16	$ -

See accompanying notes.

FirstLine                       117

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Assets
Investments in mutual funds at
market value (Note 3)	$370,730,205	$15,754,225	$68,586,160	$43,188,471	$62,301,092	$180,900,257
Total assets	370,730,205	15,754,225	68,586,160	43,188,471	62,301,092	180,900,257

Liabilities
Due to (from) Security Life of Denver	192,254	(393)	79,957	(133,406)	286,280	(40,184)
Total liabilities	192,254	(393)	79,957	(133,406)	286,280	(40,184)

Net assets	$370,537,951	$15,754,618	$68,506,203	$43,321,877	$62,014,812	$180,940,441

Policyholder reserves
Reserves attributable to the
policyholders (Note 2)	$370,537,951	$15,754,618	$68,506,203	$43,321,877	$62,014,812	$180,940,441

Total policyholder reserves	$370,537,951	$15,754,618	$68,506,203	$43,321,877	$62,014,812	$180,940,441

Number of divisional units outstanding (Note 7):
Class A		878,584.296	2,222,867.138	2,586,286.303	4,689,569.461	6,025,479.633
Class B		-	40,727.108	83,750.568	-	704,951.502

Value per divisional unit: Class A		$17.93	$30.62	$16.41	$13.22	$28.85
Class B		$ -	$10.84	$10.38	$ -	$10.07

See accompanying notes.

FirstLine                       118

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Assets
Investments in mutual funds at
market value (Note 3)	$63,237,456	$11,689,940	$21,534,053	$10,481,915	$7,812,397	$11,719,151
Total assets	63,237,456	11,689,940	21,534,053	10,481,915	7,812,397	11,719,151

Liabilities
Due to (from) Security Life of Denver	(149,658)	(4,691)	(2,043)	(14,437)	465	(128,952)
Total liabilities	(149,658)	(4,691)	(2,043)	(14,437)	465	(128,952)

Net assets	$63,387,114	$11,694,631	$21,536,096	$10,496,352	$7,811,932	$11,848,103

Policyholder reserves
Reserves attributable to the
policyholders (Note 2)	$63,387,114	$11,694,631	$21,536,096	$10,496,352	$7,811,932	$11,848,103

Total policyholder reserves	$63,387,114	$11,694,631	$21,536,096	$10,496,352	$7,811,932	$11,848,103

Number of divisional units outstanding (Note 7):
Class A		698,007.347	782,880.410	680,080.798	341,947.485	658,499.168
Class B		-	23,197.396	2,293.135	-	2,459.473

Value per divisional unit: Class A		$16.75	$27.19	$15.40	$22.85	$17.96
Class B		$-	$10.79	$ 9.07	$ -	$13.22

See accompanying notes.

FirstLine                       119

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Assets
Investments in mutual funds
at market value (Note 3)	$9,121,476	$2,313,362	$931,424	$4,564,382	$1,312,308
Total assets	9,121,476	2,313,362	931,424	4,564,382	1,312,308

Liabilities
Due to (from) Security Life of Denver	2,390	11	(3)	2,382	-
Total liabilities	2,390	11	(3)	2,382	-

Net assets	$9,119,086	$2,313,351	$931,427	$4,562,000	$1,312,308

Policyholder reserves
Reserves attributable to the
policyholders (Note 2)	$9,119,086	$2,313,351	$931,427	$4,562,000	$1,312,308

Total policyholder reserves	$9,119,086	$2,313,351	$931,427	$4,562,000	$1,312,308

Number of divisional units outstanding (Note 7): Class A		214,971.664	91,236.724	543,314.421	131,207.896
Class B		-	42.100	36,043.266	395.373

Value per divisional unit: Class A		$10.76	$10.20	$7.85	$ 9.97
Class B		$ -	$10.02	$8.27	$10.97

See accompanying notes.

FirstLine                       120

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	AIM
	Total AIM	Capital Appreciation	Government Securities
Assets
Investments in mutual funds at
market value (Note 3)	$67,784,644	$51,020,236	$16,764,408
Total assets	67,784,644	51,020,236	16,764,408

Liabilities
Due to (from) Security Life of Denver	(17,930)	(18,440)	510
Total liabilities	(17,930)	(18,440)	510

Net assets	$67,802,574	$51,038,676	$16,763,898

Policyholder reserves
Reserves attributable to the
policyholders (Note 2)	$67,802,574	$51,038,676	$16,763,898

Total policyholder reserves	$67,802,574	$51,038,676	$16,763,898

Number of divisional units outstanding (Note 7): Class A		647,483.811	1,022,213.843
Class B		3,435,424.363	469,535.280

Value per divisional unit: Class A		$14.52	$11.29
Class B		$12.12	$11.13

See accompanying notes.

FirstLine                       121

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	GCG
	Total GCG	Equity Income	Growth	Hard Assets	Limited Maturity Bond	Liquid Asset	MidCap Growth	Research	Total Return
Assets
Investments in mutual funds at market value (Note 3)	$2,880,066	$ -	$1,233	$ -	$876,798	$1,991,502	$ -	$ -	$10,533
Total assets	2,880,066	-	1,233	-	876,798	1,991,502	-	-	10,533

Liabilities
Due to (from) Security Life of Denver	-	-	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-	-	-

Net assets	$2,880,066	$ -	$1,233	$ -	$876,798	$1,991,502	$ -	$ -	$10,533

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$2,880,066	$ -	$1,233	$ -	$876,798	$1,991,502	$ -	$ -	$10,533

Total policyholder reserves	$2,880,066	$ -	$1,233	$ -	$876,798	$1,991,502	$ -	$ -	$10,533
Number of divisional units outstanding (Note 7): Class A		-	-	-	-	-	-	-	-
Class B		-	103.679	-	80,478.798	183,932.621	-	-	908.365
Value per divisional unit: Class A		-	-	-	-	-	-	-	-
Class B		-	$11.89	-	$10.89	$10.83	-	-	$11.60

See accompanying notes.

FirstLine                       122

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	Janus
	Total Janus	Growth	Aggressive Growth	Worldwide Growth	International Growth
Assets
Investments in mutual funds at market value (Note 3)	$1,508,260	$243,641	$524,583	$319,420	$420,616
Total assets	1,508,260	243,641	524,583	319,420	420,616

Liabilities
Due to (from) Security Life of Denver	-	-	-	-	-
Total liabilities	-	-	-	-	-

Net assets	$1,508,260	$243,641	$524,583	$319,420	$420,616

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$1,508,260	$243,641	$524,583	$319,420	$420,616

Total policyholder reserves	$1,508,260	$243,641	$524,583	$319,420	$420,616
Number of divisional units outstanding (Note 7): Class A		29,430.276	53,752.789	19,710.545	42,106.076
Class B		-	22,786.649	17,011.166	6,269.387

Value per divisional unit: Class A		$8.28	$6.85	$8.69	$8.69
Class B		$ -	$6.86	$8.71	$8.71

See accompanying notes.

FirstLine                       123

Security Life Separate Account L1

Statement of Operations

Year ended December 31, 2000

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM	Total GCG	Total Janus
Investment income
Dividends from mutual funds	$ 50,577,183	$ 7,022,071	$ 21,585,044	$ 16,687,757	$ 3,487,264	$ 59,217	$ 818,477	$916,460	$ 893
Less valuation period deductions
(Note 2)	4,508,171	450,958	982,444	2,480,381	404,934	59,822	128,874	-	758
Net investment income (loss)	46,069,012	6,571,113	20,602,600	14,207,376	3,082,330	(605)	689,603	916,460	135

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	5,695,914	(1,808,706)	(5,036,278)	10,515,603	1,339,426	220,229	475,369	-	(9,729)
Net unrealized gains (losses) on
investments	(118,856,269)	(7,325,351)	(40,865,515)	(58,774,602)	(7,701,130)	(2,223,947)	(1,820,869)	(46,004)	(98,851)
Net realized and unrealized gains
(losses) on investments	(113,160,355)	(9,134,057)	(45,901,793)	(48,258,999)	(6,361,704)	(2,003,718)	(1,345,500)	(46,004)	(108,580)

Net increase (decrease) in net assets
resulting from operations	$ (67,091,343)	$(2,562,944)	$(25,299,193)	$(34,051,623)	$(3,279,374)	$(2,004,323)	$ (655,897)	$870,456	$(108,445)

See accompanying notes.

FirstLine                       124

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Investment income
Dividends from mutual funds	$ 7,022,071	$775,107	$ 1,356,082	$4,890,882
Less valuation period deductions
(Note 2)	450,958	92,250	138,445	220,263
Net investment income (loss)	6,571,113	682,857	1,217,637	4,670,619

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	(1,808,706)	(281,540)	3,777,374	(5,304,540)
Net unrealized gains (losses) on
investments	(7,325,351)	351,484	(7,971,190)	294,355
Net realized and unrealized gains
(losses) on investments	(9,134,057)	69,944	(4,193,816)	(5,010,185)

Net increase (decrease) in net assets
resulting from operations	$(2,562,944)	$752,801	$(2,976,179)	$ (339,566)

See accompanying notes.

FirstLine                       125

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Investment income
Dividends from mutual funds	$21,585,044	$9,941,662	$2,936,254	$6,249,935	$2,457,193
Less valuation period deductions
(Note 2)	982,444	222,078	194,721	366,802	198,843
Net investment income (loss)	20,602,600	9,719,584	2,741,533	5,883,133	2,258,350

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	(5,036,278)	(9,976,931)	1,057,836	1,775,571	2,107,246
Net unrealized gains (losses) on
investments	(40,865,515)	(9,435,613)	(2,672,195)	(16,304,212)	(12,453,495)
Net realized and unrealized gains
(losses) on investments	(45,901,793)	(19,412,544)	(1,614,359)	(14,528,641)	(10,346,249)

Net increase (decrease) in net assets
resulting from operations	$(25,299,193)	$(9,692,960)	$1,127,174	$(8,645,508)	$(8,087,899)

See accompanying notes.

FirstLine                       126

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Investment income
Dividends from mutual funds	$ 16,687,757	$1,469,444	$ 6,670,347	$ 3,516,677	$2,798,325	$ 2,232,964
Less valuation period deductions
(Note 2)	2,480,381	105,478	489,501	301,304	340,745	1,243,353
Net investment income (loss)	14,207,376	1,363,966	6,180,846	3,215,373	2,457,580	989,611

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	10,515,603	8,816	2,581,814	1,800,478	-	6,124,495
Net unrealized gains (losses) on
investments	(58,774,602)	(2,092,103)	(17,925,268)	(13,999,080)	-	(24,758,151)
Net realized and unrealized gains
(losses) on investments	(48,258,999)	(2,083,287)	(15,343,454)	(12,198,602)	-	(18,633,656)

Net increase (decrease) in net assets
resulting from operations	$(34,051,623)	$ (719,321)	$(9,162,608)	$(8,983,229)	$2,457,580	$(17,644,045)

See accompanying notes.

FirstLine                       127

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Investment income
Dividends from mutual funds	$ 3,487,264	$1,540,605	$1,186,862	$ 97,398	$324,011	$ 338,388
Less valuation period deductions
(Note 2)	404,934	80,022	139,132	78,969	43,912	62,899
Net investment income (loss)	3,082,330	1,460,583	1,047,730	18,429	280,099	275,489

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	1,339,426	(314,414)	593,634	(390,743)	256,021	1,194,928
Net unrealized gains (losses) on
investments	(7,701,130)	(1,435,710)	(904,246)	(1,002,431)	(372,493)	(3,986,250)
Net realized and unrealized gains
(losses) on investments	(6,361,704)	(1,750,124)	(310,612)	(1,393,174)	(116,472)	(2,791,322)

Net increase (decrease) in net assets
resulting from operations	$(3,279,374)	$ (289,541)	$ 737,118	$(1,374,745)	$163,627	$(2,515,833)

See accompanying notes.

FirstLine                       128

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate

Investment income
Dividends from mutual funds	$ 59,217	$ 25,149	$20,595	$ -	$ 13,473
Less valuation period deductions
(Note 2)	59,822	17,641	5,005	31,191	5,985
Net investment income (loss)	(605)	7,508	15,590	(31,191)	7,488

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	220,229	140,202	(14,783)	87,666	7,144
Net unrealized gains (losses) on
investments	(2,223,947)	123,530	23,588	(2,508,578)	137,513
Net realized and unrealized gains
(losses) on investments	(2,003,718)	263,732	8,805	(2,420,912)	144,657

Net increase (decrease) in net assets
resulting from operations	$(2,004,323)	$271,240	$24,395	$(2,452,103)	$152,145

See accompanying notes.

FirstLine                       129

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	AIM
	Total AIM	Capital Appreciation	Government Securities
Investment income
Dividends from mutual funds	$ 818,477	$ 266,665	$551,812
Less valuation period deductions
(Note 2)	128,874	58,290	70,584
Net investment income (loss)	689,603	208,375	481,228

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
Investments	475,369	418,127	57,242
Net unrealized gains (losses) on
Investments	(1,820,869)	(2,171,530)	350,661
Net realized and unrealized gains
(losses) on investments	(1,345,500)	(1,753,403)	407,903

Net increase (decrease) in net assets
resulting from operations	$ (655,897)	$(1,545,028)	$889,131

See accompanying notes.

FirstLine                       130

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	GCG
	Total GCG	Equity Income	Growth	Hard Assets	Limited Maturity Bond	Liquid Asset	MidCap Growth	Research	Total Return
Investment income
Dividends from mutual funds	$916,460	$ -	$ 90	$ -	$54,281	$861,303	$ -	$ -	$786
Less valuation period deductions (Note 2)	-	-	-	-	-	-	-	-	-

Net investment income (loss)	916,460	-	90	-	54,281	861,303	-	-	786

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	-	-	-	-	-	-	-	-	-
Net unrealized gains (losses) on investments	(46,004)	-	(168)	-	(45,286)	-	-	-	(550)
Net realized and unrealized gains (losses) on investments	(46,004)	-	(168)	-	(45,286)	-	-	-	(550)

Net increase (decrease) in net assets resulting from operations	$870,456	$ -	$ (78)	$ -	$ 8,995	$861,303	$ -	$ -	$236

See accompanying notes.

FirstLine                       131

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	Janus
	Total Janus	Growth	Aggressive Growth	Worldwide Growth	International Growth
Investment income
Dividends from mutual funds	$ 893	$ -	$ -	$ 83	$ 810
Less valuation period deductions
(Note 2)	758	180	218	147	213
Net investment income (loss)	135	(180)	(218)	(64)	597

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	(9,729)	(1,546)	(86)	(7,584)	(513)
Net unrealized gains (losses) on
investments	(98,851)	(15,107)	(50,478)	(16,753)	(16,513)
Net realized and unrealized gains
(losses) on investments	(108,580)	(16,653)	(50,564)	(24,337)	(17,026)

Net increase (decrease) in net assets
resulting from operations	$(108,445)	$(16,833)	$(50,782)	$(24,401)	$(16,429)

See accompanying notes.

FirstLine                       132

Security Life Separate Account L1

Statement of Operations

Year ended December 31, 1999

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM
Investment income
Dividends from mutual funds	$18,884,169	$2,123,919	$ 7,325,481	$ 7,908,482	$1,183,695	$ 30,826	$ 311,766
Less valuation period deductions
(Note 2)	2,908,885	371,218	557,411	1,629,301	272,130	27,814	51,011
Net investment income (loss)	15,975,284	1,752,701	6,768,070	6,279,181	911,565	3,012	260,755

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	18,191,446	557,950	5,023,269	11,358,812	1,094,239	73,144	84,032
Net unrealized gains (losses) on
investments	55,998,041	3,797,732	17,500,945	30,152,442	2,135,798	1,374,192	1,036,932
Net realized and unrealized gains
(losses) on investments	74,189,487	4,355,682	22,524,214	41,511,254	3,230,037	1,447,336	1,120,964

Net increase (decrease) in net assets
resulting from operations	$90,164,771	$6,108,383	$29,292,284	$47,790,435	$4,141,602	$1,450,348	$1,381,719

See accompanying notes.

FirstLine                       133

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Investment income
Dividends from mutual funds	$2,123,919	$911,596	$ 453,085	$ 759,238
Less valuation period deductions
(Note 2)	371,218	108,699	70,308	192,211
Net investment income (loss)	1,752,701	802,897	382,777	567,027

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	557,950	(293,615)	318,964	532,601
Net unrealized gains (losses) on
investments	3,797,732	(423,477)	3,714,218	506,991
Net realized and unrealized gains
(losses) on investments	4,355,682	(717,092)	4,033,182	1,039,592

Net increase (decrease) in net assets
resulting from operations	$6,108,383	$ 85,805	$4,415,959	$1,606,619

See accompanying notes.

FirstLine                       134

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Investment income
Dividends from mutual funds	$ 7,325,481	$2,200,048	$1,636,538	$2,764,203	$ 724,692
Less valuation period deductions
(Note 2)	557,411	141,734	88,955	233,373	93,349
Net investment income (loss)	6,768,070	2,058,314	1,547,583	2,530,830	631,343

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	5,023,269	94,825	322,974	2,007,625	2,597,845
Net unrealized gains (losses) on
investments	17,500,945	5,993,398	2,015,333	4,584,649	4,907,565
Net realized and unrealized gains
(losses) on investments	22,524,214	6,088,223	2,338,307	6,592,274	7,505,410

Net increase (decrease) in net assets
resulting from operations	$29,292,284	$8,146,537	$3,885,890	$9,123,104	$8,136,753

See accompanying notes.

FirstLine                       135

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Investment income
Dividends from mutual funds	$ 7,908,482	$ 798,528	$ 3,508,501	$ 820,014	$1,277,704	$ 1,503,735
Less valuation period deductions
(Note 2)	1,629,301	83,646	308,868	188,207	188,211	860,369
Net investment income (loss)	6,279,181	714,882	3,199,633	631,807	1,089,493	643,366

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	11,358,812	122,474	7,459,882	553,230	-	3,223,226
Net unrealized gains (losses) on
investments	30,152,442	316,538	3,509,953	8,740,414	-	17,585,537
Net realized and unrealized gains
(losses) on investments	41,511,254	439,012	10,969,835	9,293,644	-	20,808,763

Net increase (decrease) in net assets
resulting from operations	$47,790,435	$1,153,894	$14,169,468	$9,925,451	$1,089,493	$21,452,129

See accompanying notes.

FirstLine                       136

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Investment income
Dividends from mutual funds	$1,183,695	$ 276,071	$ 252,055	$618,531	$ 37,038	$ -
Less valuation period deductions
(Note 2)	272,130	71,255	97,430	65,338	23,769	14,338
Net investment income (loss)	911,565	204,816	154,625	553,193	13,269	(14,338)

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	1,094,239	286,623	506,767	(241,611)	304,911	237,549
Net unrealized gains (losses) on
investments	2,135,798	(923,083)	965,264	379,005	179,598	1,535,014
Net realized and unrealized gains
(losses) on investments	3,230,037	(636,460)	1,472,031	137,394	484,509	1,772,563

Net increase (decrease) in net assets
resulting from operations	$4,141,602	$(431,644)	$1,626,656	$690,587	$497,778	$1,758,225

See accompanying notes.

FirstLine                       137

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Investment income
Dividends from mutual funds	$ 30,826	$ 16,585	$ 12,446	$ -	$ 1,795
Less valuation period deductions
(Note 2)	27,814	12,646	2,550	10,886	1,732
Net investment income (loss)	3,012	3,939	9,896	(10,886)	63

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	73,144	(313,009)	(25,853)	410,384	1,622
Net unrealized gains (losses) on
investments	1,374,192	592,123	(9,920)	809,962	(17,973)
Net realized and unrealized gains
(losses) on investments	1,447,336	279,114	(35,773)	1,220,346	(16,351)

Net increase (decrease) in net assets
resulting from operations	$1,450,348	$283,053	$(25,877)	$1,209,460	$(16,288)

See accompanying notes.

FirstLine                       138

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	AIM
	Total AIM	Capital Appreciation	Government Securities
Investment income
Dividends from mutual funds	$ 311,766	$ 113,467	$198,299
Less valuation period deductions
(Note 2)	51,011	19,289	31,722
Net investment income (loss)	260,755	94,178	166,577

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	84,032	92,256	(8,224)
Net unrealized gains (losses) on
investments	1,036,932	1,257,369	(220,437)
Net realized and unrealized gains
(losses) on investments	1,120,964	1,349,625	(228,661)

Net increase (decrease) in net assets
resulting from operations	$1,381,719	$1,443,803	$ (62,084)

See accompanying notes.

FirstLine                       139

Security Life Separate Account L1

Statement of Operations

Year ended December 31, 1998

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM
Investment income
Dividends from mutual funds	$17,747,833	$4,273,690	$ 4,617,072	$ 6,943,854	$1,625,860	$ 189,620	$ 97,737
Less valuation period deductions
(Note 2)	1,740,661	291,487	290,412	971,160	162,321	11,393	13,888
Net investment income (loss)	16,007,172	3,982,203	4,326,660	5,972,694	1,463,539	178,227	83,849

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	8,536,274	347,823	1,685,294	6,403,348	355,780	(260,570)	4,599
Net unrealized gains (losses) on
investments	18,766,977	(2,323,636)	5,825,800	15,230,082	248,681	(368,037)	154,087
Net realized and unrealized gains
(losses) on investments	27,303,251	(1,975,813)	7,511,094	21,633,430	604,461	(628,607)	158,686

Net increase (decrease) in net
assets resulting from operations	$43,310,423	$2,006,390	$11,837,754	$27,606,124	$2,068,000	$(450,380)	$242,535

See accompanying notes.

FirstLine                       140

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	NB
	Total NB	Limited Maturity Bond	Growth	Government Income	Partners
Investment income
Dividends from mutual funds	$4,273,690	$409,268	$1,579,109	$136,565	$2,148,748
Less valuation period deductions
(Note 2)	291,487	87,183	52,660	3,213	148,431
Net investment income (loss)	3,982,203	322,085	1,526,449	133,352	2,000,317

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	347,823	10,003	(264,148)	(53,894)	655,862
Net unrealized gains (losses) on
investments	(2,323,636)	59,369	(81,576)	(60,954)	(2,240,475)
Net realized and unrealized gains
(losses) on investments	(1,975,813)	69,372	(345,724)	(114,848)	(1,584,613)

Net increase (decrease) in net
assets resulting from operations	$2,006,390	$391,457	$1,180,725	$ 18,504	$ 415,704

See accompanying notes.

FirstLine                       141

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Investment income
Dividends from mutual funds	$ 4,617,072	$1,681,373	$ 593,045	$2,196,712	$ 145,942
Less valuation period deductions
(Note 2)	290,412	95,588	53,316	113,376	28,132
Net investment income (loss)	4,326,660	1,585,785	539,729	2,083,336	117,810

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	1,685,294	186,963	316,932	915,872	265,527
Net unrealized gains (losses) on
investments	5,825,800	166,990	1,022,340	3,099,428	1,537,042
Net realized and unrealized gains
(losses) on investments	7,511,094	353,953	1,339,272	4,015,300	1,802,569

Net increase (decrease) in net
assets resulting from operations	$11,837,754	$1,939,738	$1,879,001	$6,098,636	$1,920,379

See accompanying notes.

FirstLine                       142

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Investment income
Dividends from mutual funds	$ 6,943,854	$ 808,986	$2,663,618	$1,015,626	$830,137	$ 1,625,487
Less valuation period deductions
(Note 2)	971,160	63,669	183,002	129,504	116,932	478,053
Net investment income (loss)	5,972,694	745,317	2,480,616	886,122	713,205	1,147,434

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	6,403,348	20,247	1,534,000	298,379	-	4,550,722
Net unrealized gains (losses) on
investments	15,230,082	315,702	4,444,805	707,398	-	9,762,177
Net realized and unrealized gains
(losses) on investments	21,633,430	335,949	5,978,805	1,005,777	-	14,312,899

Net increase (decrease) in net
assets resulting from operations	$27,606,124	$1,081,266	$8,459,421	$1,891,899	$713,205	$15,460,333

See accompanying notes.

FirstLine                       143

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Investment income
Dividends from mutual funds	$1,625,860	$312,534	$ 514,174	$769,805	$ 29,058	$ 289
Less valuation period deductions
(Note 2)	162,321	40,898	60,678	49,140	10,730	875
Net investment income (loss)	1,463,539	271,636	453,496	720,665	18,328	(586)

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	355,780	136,473	342,342	(151,382)	35,245	(6,898)
Net unrealized gains (losses) on
investments	248,681	73,689	359,519	(541,125)	282,500	74,098
Net realized and unrealized gains
(losses) on investments	604,461	210,162	701,861	(692,507)	317,745	67,200

Net increase (decrease) in net
assets resulting from operations	$2,068,000	$481,798	$1,155,357	$ 28,158	$336,073	$66,614

See accompanying notes.

FirstLine                       144

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	Van Eck
	Total Van Eck	Worldwide Balanced	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Investment income
Dividends from mutual funds	$ 189,620	$45,674	$ 143,946	$ -	$ -	$ -
Less valuation period deductions (Note 2)	11,393	1,050	8,170	212	1,736	225
Net investment income (loss)	178,227	44,624	135,776	(212)	(1,736)	(225)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(260,570)	4,682	(162,110)	130	(101,436)	(1,836)
Net unrealized gains (losses) on investments	(368,037)	(23,403)	(395,698)	3,953	47,140	(29)
Net realized and unrealized gains (losses) on investments	(628,607)	(18,721)	(557,808)	4,083	(54,296)	(1,865)

Net increase (decrease) in net assets resulting from operations	$(450,380)	$25,903	$(422,032)	$3,871	$ (56,032)	$(2,090)

See accompanying notes.

FirstLine                       145

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	AIM
	Total AIM	Capital Appreciation	Government Securities
Investment income
Dividends from mutual funds	$ 97,737	$ 27,109	$ 70,628
Less valuation period deductions
(Note 2)	13,888	3,056	10,832
Net investment income (loss)	83,849	24,053	59,796

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	4,599	(3,315)	7,914
Net unrealized gains (losses) on
investments	154,087	119,225	34,862
Net realized and unrealized gains
(losses) on investments	158,686	115,910	42,776

Net increase (decrease) in net
assets resulting from operations	$242,535	$139,963	$102,572

See accompanying notes.

FirstLine                       146

Security Life Separate Account L1

Statement of Changes in Net Assets

Year ended December 31, 2000

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM	Total GCG	Total Janus
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 46,069,012	$ 6,571,113	$ 20,602,600	$ 14,207,376	$ 3,082,330	$ (605)	$ 689,603	$ 916,460	$ 135
Net realized gains (losses) on
investments	5,695,914	(1,808,706)	(5,036,278)	10,515,603	1,339,426	220,229	475,369	-	(9,729)
Net unrealized gains (losses) on
investments	(118,856,269)	(7,325,351)	(40,865,515)	(58,774,602)	(7,701,130)	(2,223,947)	(1,820,869)	(46,004)	(98,851)
Increase (decrease) in net assets from
operations	(67,091,343)	(2,562,944)	(25,299,193)	(34,051,623)	(3,279,374)	(2,004,323)	(655,897)	870,456	(108,445)

Changes from principal
transactions
Net premiums	317,402,712	12,252,726	37,515,640	184,341,968	18,591,825	3,290,844	6,971,977	53,982,127	455,605
Cost of insurance and
administrative charges	(30,552,382)	(2,409,367)	(6,276,189)	(16,796,166)	(3,114,778)	(384,336)	(861,571)	(702,322)	(7,653)
Benefit payments	(1,594,522)	(19,938)	(28,371)	(1,534,182)	(12,031)	-	-	-	-
Surrenders	(21,566,997)	(3,720,641)	(4,011,887)	(11,413,075)	(1,965,457)	(86,249)	(369,688)	-	-
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(7,189,963)	4,582,877	21,813,159	(44,990,539)	8,412,713	2,032,846	51,053,800	(51,255,284)	1,160,465
Other	478,335	175,141	731,362	535,825	115,805	(33,873)	(1,039,302)	(14,911)	8,288
Increase (decrease) from principal
transactions	256,977,183	10,860,798	49,743,714	110,143,831	22,028,077	4,819,232	55,755,216	2,009,610	1,616,705

Total increase (decrease) in net assets	189,885,840	8,297,854	24,444,521	76,092,208	18,748,703	2,814,909	55,099,319	2,880,066	1,508,260

Net assets at beginning of year	521,302,968	53,696,982	109,514,400	294,445,743	44,638,411	6,304,177	12,703,255	-	-

Net assets at end of year	$711,188,808	$61,994,836	$133,958,921	$370,537,951	$63,387,114	$9,119,086	$67,802,574	$ 2,880,066	$1,508,260

See accompanying notes.

FirstLine                       147

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 6,571,113	$ 682,857	$ 1,217,637	$ 4,670,619
Net realized gains (losses) on
investments	(1,808,706)	(281,540)	3,777,374	(5,304,540)
Net unrealized gains (losses) on
investments	(7,325,351)	351,484	(7,971,190)	294,355
Increase (decrease) in net assets from
operations	(2,562,944)	752,801	(2,976,179)	(339,566)

Changes from principal
transactions
Net premiums	12,252,726	3,373,191	3,809,287	5,070,248
Cost of insurance and
administrative charges	(2,409,367)	(422,495)	(645,717)	(1,341,155)
Benefit payments	(19,938)	-	-	(19,938)
Surrenders	(3,720,641)	(485,003)	(434,853)	(2,800,785)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	4,582,877	72,092	7,083,628	(2,572,843)
Other	175,141	2,737	32,586	139,818
Increase (decrease) from principal
transactions	10,860,798	2,540,522	9,844,931	(1,524,655)

Total increase (decrease) in net assets	8,297,854	3,293,323	6,868,752	(1,864,221)

Net assets at beginning of year	53,696,982	11,200,828	13,076,154	29,420,000

Net assets at end of year	$61,994,836	$14,494,151	$19,944,906	$27,555,779

See accompanying notes.

FirstLine                       148

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 20,602,600	$ 9,719,584	$ 2,741,533	$ 5,883,133	$ 2,258,350
Net realized gains (losses) on
investments	(5,036,278)	(9,976,931)	1,057,836	1,775,571	2,107,246
Net unrealized gains (losses) on
investments	(40,865,515)	(9,435,613)	(2,672,195)	(16,304,212)	(12,453,495)
Increase (decrease) in net assets from
operations	(25,299,193)	(9,692,960)	1,127,174	(8,645,508)	(8,087,899)

Changes from principal
transactions
Net premiums	37,515,640	6,777,077	8,256,914	14,199,181	8,282,468
Cost of insurance and
administrative charges	(6,276,189)	(1,361,117)	(1,182,610)	(2,244,564)	(1,487,898)
Benefit payments	(28,371)	(8,499)	-	-	(19,872)
Surrenders	(4,011,887)	(1,213,521)	(527,415)	(1,866,225)	(404,726)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	21,813,159	3,623,099	8,242,898	7,157,011	2,790,151
Other	731,362	265,296	89,303	135,039	241,724
Increase (decrease) from principal
transactions	49,743,714	8,082,335	14,879,090	17,380,442	9,401,847

Total increase (decrease) in net assets	24,444,521	(1,610,625)	16,006,264	8,734,934	1,313,948

Net assets at beginning of year	109,514,400	27,779,755	17,287,487	41,383,498	23,063,660

Net assets at end of year	$133,958,921	$26,169,130	$33,293,751	$50,118,432	$24,377,608

See accompanying notes.

FirstLine                       149

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 14,207,376	$ 1,363,966	$ 6,180,846	$ 3,215,373	$ 2,457,580	$ 989,611
Net realized gains (losses) on
investments	10,515,603	8,816	2,581,814	1,800,478	-	6,124,495
Net unrealized gains (losses) on
investments	(58,774,602)	(2,092,103)	(17,925,268)	(13,999,080)	-	(24,758,151)
Increase (decrease) in net assets from
operations	(34,051,623)	(719,321)	(9,162,608)	(8,983,229)	2,457,580	(17,644,045)

Changes from principal
transactions
Net premiums	184,341,968	4,246,313	16,858,828	10,774,262	102,634,205	49,828,360
Cost of insurance and
administrative charges	(16,796,166)	(729,175)	(2,871,811)	(1,545,175)	(3,421,123)	(8,228,882)
Benefit payments	(1,534,182)	-	(8,585)	-	(1,512,600)	(12,997)
Surrenders	(11,413,075)	(523,096)	(1,526,139)	(1,310,651)	(1,580,652)	(6,472,537)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(44,990,539)	(110,602)	6,705,250	9,264,961	(71,323,681)	10,473,533
Other	535,825	41	353,438	137,428	(36,325)	81,243
Increase (decrease) from principal
transactions	110,143,831	2,883,481	19,510,981	17,320,825	24,759,824	45,668,720

Total increase (decrease) in net assets	76,092,208	2,164,160	10,348,373	8,337,596	27,217,404	28,024,675

Net assets at beginning of year	294,445,743	13,590,458	58,157,830	34,984,281	34,797,408	152,915,766

Net assets at end of year	$370,537,951	$15,754,618	$68,506,203	$43,321,877	$ 62,014,812	$180,940,441

See accompanying notes.

FirstLine                       150

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 3,082,330	$ 1,460,583	$ 1,047,730	$ 18,429	$ 280,099	$ 275,489
Net realized gains (losses) on
investments	1,339,426	(314,414)	593,634	(390,743)	256,021	1,194,928
Net unrealized gains (losses) on
investments	(7,701,130)	(1,435,710)	(904,246)	(1,002,431)	(372,493)	(3,986,250)
Increase (decrease) in net assets from
operations	(3,279,374)	(289,541)	737,118	(1,374,745)	163,627	(2,515,833)

Changes from principal
transactions
Net premiums	18,591,825	4,101,918	5,744,367	2,639,161	2,052,375	4,054,004
Cost of insurance and
administrative charges	(3,114,778)	(753,096)	(1,128,125)	(507,500)	(326,968)	(399,089)
Benefit payments	(12,031)	-	(12,031)	-	-	-
Surrenders	(1,965,457)	(882,070)	(593,452)	(303,992)	(148,234)	(37,709)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	8,412,713	(858,136)	588,741	584,364	1,906,098	6,191,646
Other	115,805	(11,094)	(21,075)	38,387	23,719	85,868
Increase (decrease) from principal
transactions	22,028,077	1,597,522	4,578,425	2,450,420	3,506,990	9,894,720

Total increase (decrease) in net assets	18,748,703	1,307,981	5,315,543	1,075,675	3,670,617	7,378,887

Net assets at beginning of year	44,638,411	10,386,650	16,220,553	9,420,677	4,141,315	4,469,216

Net assets at end of year	$63,387,114	$11,694,631	$21,536,096	$10,496,352	$7,811,932	$11,848,103

See accompanying notes.

FirstLine                       151

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ (605)	$ 7,508	$ 15,590	$ (31,191)	$ 7,488
Net realized gains (losses) on
investments	220,229	140,202	(14,783)	87,666	7,144
Net unrealized gains (losses) on
investments	(2,223,947)	123,530	23,588	(2,508,578)	137,513
Increase (decrease) in net assets from
operations	(2,004,323)	271,240	24,395	(2,452,103)	152,145

Changes from principal
transactions
Net premiums	3,290,844	358,451	329,600	2,190,959	411,834
Cost of insurance and
administrative charges	(384,336)	(106,083)	(44,145)	(190,748)	(43,360)
Benefit payments	-	-	-	-	-
Surrenders	(86,249)	(36,625)	(12,576)	(35,659)	(1,389)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	2,032,846	(475,702)	298,840	1,965,172	244,536
Other	(33,873)	(4,008)	1,110	(29,680)	(1,295)
Increase (decrease) from principal
transactions	4,819,232	(263,967)	572,829	3,900,044	610,326

Total increase (decrease) in net assets	2,814,909	7,273	597,224	1,447,941	762,471

Net assets at beginning of year	6,304,177	2,306,078	334,203	3,114,059	549,837

Net assets at end of year	$9,119,086	$2,313,351	$931,427	$4,562,000	$1,312,308

See accompanying notes.

FirstLine                       152

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	AIM
	Total AIM	Capital Appreciation	Government Securities
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 689,603	$ 208,375	$ 481,228
Net realized gains (losses) on
investments	475,369	418,127	57,242
Net unrealized gains (losses) on
investments	(1,820,869)	(2,171,530)	350,661
Increase (decrease) in net assets from
operations	(655,897)	(1,545,028)	889,131

Changes from principal
transactions
Net premiums	6,971,977	4,809,190	2,162,787
Cost of insurance and
administrative charges	(861,571)	(550,172)	(311,399)
Benefit payments	-	-	-
Surrenders	(369,688)	(120,337)	(249,351)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	51,053,800	44,182,854	6,870,946
Other	(1,039,302)	(1,046,753)	7,451
Increase (decrease) from principal
transactions	55,755,216	47,274,782	8,480,434

Total increase (decrease) in net assets	55,099,319	45,729,754	9,369,565

Net assets at beginning of year	12,703,255	5,308,922	7,394,333

Net assets at end of year	$67,802,574	$51,038,676	$16,763,898

See accompanying notes.

FirstLine                       153

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	GCG
	Total GCG	Equity Income	Growth	Hard Assets	Limited Maturity Bond	Liquid Asset	MidCap Growth	Research	Total Return
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 916,460	$ -	$ 90	$ -	$ 54,281	$ 861,303	$ -	$ -	$ 786
Net realized gains (losses) on
investments	-	-	-	-	-	-	-	-	-
Net unrealized gains (losses) on
investments	(46,004)	-	(168)	-	(45,286)	-	-	-	(550)
Increase (decrease) in net assets from
operations	870,456	-	(78)	-	8,995	861,303	-	-	236

Changes from principal
transactions
Net premiums	53,982,127	-	-	-	868,271	53,113,856	-	-	-
Cost of insurance and
administrative charges	(702,322)	-	-	-	(3,837)	(698,485)	-	-	-
Benefit payments	-
Surrenders	-	-	-	-	-	-	-	-	-
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(51,255,284)	-	1,311	-	3,369	(51,270,261)	-	-	10,297
Other	(14,911)	-	-	-	-	(14,911)	-	-	-
Increase (decrease) from principal
transactions	2,009,610	-	1,311	-	867,803	1,130,199	-	-	10,297

Total increase (decrease) in net assets	2,880,066	-	1,233	-	876,798	1,991,502	-	-	10,533

Net assets at beginning of year	-	-	-	-	-	-	-	-	-

Net assets at end of year	$ 2,880,066	$ -	$1,233	$ -	$876,798	$ 1,991,502	$ -	$ -	$10,533

See accompanying notes.

FirstLine                       154

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	Janus
	Total Janus	Growth	Aggressive Growth	Worldwide Growth	International Growth
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 135	$ (180)	$ (218)	$ (64)	$ 597
Net realized gains (losses) on investments	(9,729)	(1,546)	(86)	(7,584)	(513)
Net unrealized gains (losses) on investments	(98,851)	(15,107)	(50,478)	(16,753)	(16,513)
Increase (decrease) in net assets from operations	(108,445)	(16,833)	(50,782)	(24,401)	(16,429)

Changes from principal transactions
Net premiums	455,605	44,231	197,569	202,866	10,939
Cost of insurance and administrative expenses	(7,653)	(1,752)	(2,059)	(1,621)	(2,221)
Benefit payments	-	-	-	-	-
Surrenders	-	-	-	-	-
Net transfers among divisions (including the loan division and guaranteed interest division in the general account)	1,160,465	216,576	370,746	142,784	430,359
Other	8,288	1,419	9,109	(208)	(2,032)
Increase (decrease) from principal transactions	1,616,705	260,474	575,365	343,821	437,045

Total increase (decrease) in net assets	1,508,260	243,641	524,583	319,420	420,616

Net assets at beginning of year	-	-	-	-	-

Net assets at end of year	$1,508,260	$243,641	$524,583	$319,420	$420,616

See accompanying notes.

FirstLine                       155

Security Life Separate Account L1

Statement of Changes in Net Assets

Year ended December 31, 1999

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 15,975,284	$ 1,752,701	$ 6,768,070	$ 6,279,181	$ 911,565	$ 3,012	$ 260,755
Net realized gains (losses) on
investments	18,191,446	557,950	5,023,269	11,358,812	1,094,239	73,144	84,032
Net unrealized gains (losses) on
investments	55,998,041	3,797,732	17,500,945	30,152,442	2,135,798	1,374,192	1,036,932
Increase (decrease) in net assets from
operations	90,164,771	6,108,383	29,292,284	47,790,435	4,141,602	1,450,348	1,381,719

Changes from principal
transactions
Net premiums	162,042,407	9,691,552	19,246,531	115,810,413	12,770,723	1,311,620	3,211,568
Cost of insurance and
administrative charges	(20,649,015)	(2,172,531)	(3,837,369)	(11,622,709)	(2,460,819)	(173,456)	(382,131)
Benefit payments	(542,037)	-	-	(542,037)	-	-	-
Surrenders	(15,066,657)	(1,529,928)	(3,447,763)	(7,887,081)	(1,567,128)	(33,331)	(601,426)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	91,435	(5,513,893)	13,797,533	(17,535,989)	2,140,348	1,919,235	5,284,201
Other	231,958	45,648	34,663	146,782	(17,068)	12,762	9,171
Increase (decrease) from principal
transactions	126,108,091	520,848	25,793,595	78,369,379	10,866,056	3,036,830	7,521,383

Total increase (decrease) in net assets	216,272,862	6,629,231	55,085,879	126,159,814	15,007,658	4,487,178	8,903,102

Net assets at beginning of year	305,030,106	47,067,751	54,428,521	168,285,929	29,630,753	1,816,999	3,800,153

Net assets at end of year	$521,302,968	$53,696,982	$109,514,400	$294,445,743	$44,638,411	$6,304,177	$12,703,255

See accompanying notes.

FirstLine                       156

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 1,752,701	$ 802,897	$ 382,777	$ 567,027
Net realized gains (losses) on
investments	557,950	(293,615)	318,964	532,601
Net unrealized gains (losses) on
investments	3,797,732	(423,477)	3,714,218	506,991
Increase (decrease) in net assets from
operations	6,108,383	85,805	4,415,959	1,606,619

Changes from principal
transactions
Net premiums	9,691,552	2,691,658	1,968,259	5,031,635
Cost of insurance and
administrative charges	(2,172,531)	(532,487)	(382,030)	(1,258,014)
Benefit payments	-	-	-	-
Surrenders	(1,529,928)	(1,033,731)	(175,255)	(320,942)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(5,513,893)	(5,610,959)	(1,798,195)	1,895,261
Other	45,648	22,193	21,256	2,199
Increase (decrease) from principal
transactions	520,848	(4,463,326)	(365,965)	5,350,139

Total increase (decrease) in net assets	6,629,231	(4,377,521)	4,049,994	6,956,758

Net assets at beginning of year	47,067,751	15,578,349	9,026,160	22,463,242

Net assets at end of year	$53,696,982	$11,200,828	$13,076,154	$29,420,000

See accompanying notes.

FirstLine                       157

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 6,768,070	$ 2,058,314	$ 1,547,583	$ 2,530,830	$ 631,343
Net realized gains (losses) on
investments	5,023,269	94,825	322,974	2,007,625	2,597,845
Net unrealized gains (losses) on
investments	17,500,945	5,993,398	2,015,333	4,584,649	4,907,565
Increase (decrease) in net assets from
operations	29,292,284	8,146,537	3,885,890	9,123,104	8,136,753

Changes from principal
transactions
Net premiums	19,246,531	4,618,903	3,508,936	7,654,291	3,464,401
Cost of insurance and
administrative charges	(3,837,369)	(957,053)	(661,896)	(1,597,077)	(621,343)
Benefit payments	-	-	-	-	-
Surrenders	(3,447,763)	(986,740)	(286,174)	(1,594,894)	(579,955)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	13,797,533	1,461,610	1,637,697	4,904,801	5,793,425
Other	34,663	(6,873)	(17,173)	(10,341)	69,050
Increase (decrease) from principal
transactions	25,793,595	4,129,847	4,181,390	9,356,780	8,125,578

Total increase (decrease) in net assets	55,085,879	12,276,384	8,067,280	18,479,884	16,262,331

Net assets at beginning of year	54,428,521	15,503,371	9,220,207	22,903,614	6,801,329

Net assets at end of year	$109,514,400	$27,779,755	$17,287,487	$41,383,498	$23,063,660

See accompanying notes.

FirstLine                       158

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 6,279,181	$ 714,882	$ 3,199,633	$ 631,807	$ 1,089,493	$ 643,366
Net realized gains (losses) on
investments	11,358,812	122,474	7,459,882	553,230	-	3,223,226
Net unrealized gains (losses) on
investments	30,152,442	316,538	3,509,953	8,740,414	-	17,585,537
Increase (decrease) in net assets from
operations	47,790,435	1,153,894	14,169,468	9,925,451	1,089,493	21,452,129

Changes from principal
transactions
Net premiums	115,810,413	3,791,052	9,969,268	5,963,624	62,143,060	33,943,409
Cost of insurance and
administrative charges	(11,622,709)	(604,489)	(1,912,531)	(1,071,163)	(2,273,369)	(5,761,157)
Benefit payments	(542,037)	-	-	-	(542,037)	-
Surrenders	(7,887,081)	(641,428)	(1,308,922)	(1,227,419)	(1,281,819)	(3,427,493)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(17,535,989)	(349,280)	4,285,808	788,107	(42,741,942)	20,481,318
Other	146,782	3,430	54,597	23,794	(8,230)	73,191
Increase (decrease) from principal
transactions	78,369,379	2,199,285	11,088,220	4,476,943	15,295,663	45,309,268

Total increase (decrease) in net assets	126,159,814	3,353,179	25,257,688	14,402,394	16,385,156	66,761,397

Net assets at beginning of year	168,285,929	10,237,279	32,900,142	20,581,887	18,412,252	86,154,369

Net assets at end of year	$294,445,743	$13,590,458	$58,157,830	$34,984,281	$34,797,408	$152,915,766

See accompanying notes.

FirstLine                       159

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 911,565	$ 204,816	$ 154,625	$ 553,193	$ 13,269	$ (14,338)
Net realized gains (losses) on
investments	1,094,239	286,623	506,767	(241,611)	304,911	237,549
Net unrealized gains (losses) on
investments	2,135,798	(923,083)	965,264	379,005	179,598	1,535,014
Increase (decrease) in net assets from
operations	4,141,602	(431,644)	1,626,656	690,587	497,778	1,758,225

Changes from principal
transactions
Net premiums	12,770,723	4,580,034	4,374,844	1,987,501	1,127,118	701,226
Cost of insurance and
administrative charges	(2,460,819)	(764,047)	(922,117)	(471,532)	(198,877)	(104,246)
Benefit payments	-	-	-	-	-	-
Surrenders	(1,567,128)	(239,246)	(333,959)	(155,182)	(820,016)	(18,725)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	2,140,348	(854,496)	643,961	(518,177)	1,491,088	1,377,972
Other	(17,068)	(9,279)	(21,837)	4,698	3,264	6,086
Increase (decrease) from principal
transactions	10,866,056	2,712,966	3,740,892	847,308	1,602,577	1,962,313

Total increase (decrease) in net assets	15,007,658	2,281,322	5,367,548	1,537,895	2,100,355	3,720,538

Net assets at beginning of year	29,630,753	8,105,328	10,853,005	7,882,782	2,040,960	748,678

Net assets at end of year	$44,638,411	$10,386,650	$16,220,553	$9,420,677	$4,141,315	$4,469,216

See accompanying notes.

FirstLine                       160

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 3,012	$ 3,939	$ 9,896	$ (10,886)	$ 63
Net realized gains (losses) on
investments	73,144	(313,009)	(25,853)	410,384	1,622
Net unrealized gains (losses) on
investments	1,374,192	592,123	(9,920)	809,962	(17,973)
Increase (decrease) in net assets from
operations	1,450,348	283,053	(25,877)	1,209,460	(16,288)

Changes from principal
transactions
Net premiums	1,311,620	441,045	253,322	416,537	200,716
Cost of insurance and
administrative charges	(173,456)	(86,064)	(17,509)	(56,532)	(13,351)
Benefit payments	-	-	-	-	-
Surrenders	(33,331)	(23,325)	-	(5,545)	(4,461)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	1,919,235	602,367	(80,721)	1,091,100	306,489
Other	12,762	15,247	(819)	(2,117)	451
Increase (decrease) from principal
transactions	3,036,830	949,270	154,273	1,443,443	489,844

Total increase (decrease) in net assets	4,487,178	1,232,323	128,396	2,652,903	473,556

Net assets at beginning of year	1,816,999	1,073,755	205,807	461,156	76,281

Net assets at end of year	$6,304,177	$2,306,078	$334,203	$3,114,059	$549,837

See accompanying notes.

FirstLine                       161

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	AIM
	Total AIM	Capital Appreciation	Government Securities
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 260,755	$ 94,178	$ 166,577
Net realized gains (losses) on
Investments	84,032	92,256	(8,224)
Net unrealized gains (losses) on
Investments	1,036,932	1,257,369	(220,437)
Increase (decrease) in net assets from
operations	1,381,719	1,443,803	(62,084)

Changes from principal
transactions
Net premiums	3,211,568	1,497,094	1,714,474
Cost of insurance and
administrative charges	(382,131)	(216,619)	(165,512)
Benefit payments	-	-	-
Surrenders	(601,426)	(18,584)	(582,842)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	5,284,201	1,391,719	3,892,482
Other	9,171	7,073	2,098
Increase (decrease) from principal
transactions	7,521,383	2,660,683	4,860,700

Total increase (decrease) in net assets	8,903,102	4,104,486	4,798,616

Net assets at beginning of year	3,800,153	1,204,436	2,595,717

Net assets at end of year	$12,703,255	$5,308,922	$7,394,333

See accompanying notes.

FirstLine                       162

Security Life Separate Account L1

Statement of Changes in Net Assets

Year ended December 31, 1998

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 16,007,172	$ 3,982,203	$ 4,326,660	$ 5,972,694	$ 1,463,539	$ 178,227	$ 83,849
Net realized gains (losses) on
investments	8,536,274	347,823	1,685,294	6,403,348	355,780	(260,570)	4,599
Net unrealized gains (losses) on
investments	18,766,977	(2,323,636)	5,825,800	15,230,082	248,681	(368,037)	154,087
Increase (decrease) in net assets
from operations	43,310,423	2,006,390	11,837,754	27,606,124	2,068,000	(450,380)	242,535

Changes from principal
transactions
Net premiums	128,820,440	12,563,792	13,089,164	92,335,231	8,092,294	875,501	1,864,458
Cost of insurance and
administrative charges	(14,458,798)	(2,063,802)	(2,525,683)	(8,200,381)	(1,481,570)	(108,634)	(78,728)
Benefit payments	(306,862)	(11,220)	(26,492)	(259,989)	(9,161)	-	-
Surrenders	(10,842,736)	(725,767)	(859,454)	(8,654,377)	(586,533)	(15,198)	(1,407)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(3,936,799)	8,461,193	4,831,250	(25,231,056)	6,011,967	216,552	1,773,295
Other	(41,582)	(87,331)	(18,626)	54,208	9,107	1,060	-
Increase (decrease) from principal
transactions	99,233,663	18,136,865	14,490,159	50,043,636	12,036,104	969,281	3,557,618

Total increase (decrease) in net assets	142,544,086	20,143,255	26,327,913	77,649,760	14,104,104	518,901	3,800,153

Net assets at beginning of year	162,486,020	26,924,496	28,100,608	90,636,169	15,526,649	1,298,098	-

Net assets at end of year	$305,030,106	$47,067,751	$54,428,521	$168,285,929	$29,630,753	$1,816,999	$3,800,153

See accompanying notes.

FirstLine                       163

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	NB
	Total NB	Limited Maturity Bond	Growth	Government Income	Partners
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 3,982,203	$ 322,085	$1,526,449	$133,352	$ 2,000,317
Net realized gains (losses) on
investments	347,823	10,003	(264,148)	(53,894)	655,862
Net unrealized gains (losses) on
investments	(2,323,636)	59,369	(81,576)	(60,954)	(2,240,475)
Increase (decrease) in net assets
from operations	2,006,390	391,457	1,180,725	18,504	415,704

Changes from principal
transactions
Net premiums	12,563,792	3,839,599	2,578,265	31,593	6,114,335
Cost of insurance and
administrative charges	(2,063,802)	(492,782)	(393,894)	(14,839)	(1,162,287)
Benefit payments	(11,220)	-	-	-	(11,220)
Surrenders	(725,767)	(15,922)	(419,497)	(3,243)	(287,105)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	8,461,193	5,212,588	513,663	(894,126)	3,629,068
Other	(87,331)	(31,757)	3,226	(31,566)	(27,234)
Increase (decrease) from principal
transactions	18,136,865	8,511,726	2,281,763	(912,181)	8,255,557

Total increase (decrease) in net assets	20,143,255	8,903,183	3,462,488	(893,677)	8,671,261

Net assets at beginning of year	26,924,496	6,675,166	5,563,672	893,677	13,791,981

Net assets at end of year	$47,067,751	$15,578,349	$9,026,160	$ -	$22,463,242

See accompanying notes.

FirstLine                       164

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 4,326,660	$ 1,585,785	$ 539,729	$ 2,083,336	$ 117,810
Net realized gains (losses) on
investments	1,685,294	186,963	316,932	915,872	265,527
Net unrealized gains (losses) on
investments	5,825,800	166,990	1,022,340	3,099,428	1,537,042
Increase (decrease) in net assets
from operations	11,837,754	1,939,738	1,879,001	6,098,636	1,920,379

Changes from principal
transactions
Net premiums	13,089,164	4,154,774	2,573,424	5,298,963	1,062,003
Cost of insurance and
administrative charges	(2,525,683)	(803,988)	(473,224)	(989,260)	(259,211)
Benefit payments	(26,492)	(14,248)	(12,244)	-	-
Surrenders	(859,454)	(196,345)	(376,263)	(216,867)	(69,979)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	4,831,250	(35,168)	528,261	3,094,366	1,243,791
Other	(18,626)	(504)	(14,286)	1,597	(5,433)
Increase (decrease) from principal
transactions	14,490,159	3,104,521	2,225,668	7,188,799	1,971,171

Total increase (decrease) in net assets	26,327,913	5,044,259	4,104,669	13,287,435	3,891,550

Net assets at beginning of year	28,100,608	10,459,112	5,115,538	9,616,179	2,909,779

Net assets at end of year	$54,428,521	$15,503,371	$9,220,207	$22,903,614	$6,801,329

See accompanying notes.

FirstLine                       165

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 5,972,694	$ 745,317	$ 2,480,616	$ 886,122	$ 713,205	$ 1,147,434
Net realized gains (losses) on
investments	6,403,348	20,247	1,534,000	298,379	-	4,550,722
Net unrealized gains (losses) on
investments	15,230,082	315,702	4,444,805	707,398	-	9,762,177
Increase (decrease) in net assets
from operations	27,606,124	1,081,266	8,459,421	1,891,899	713,205	15,460,333

Changes from principal
transactions
Net premiums	92,335,231	2,713,832	8,443,426	5,709,711	55,421,815	20,046,447
Cost of insurance and
administrative charges	(8,200,381)	(490,838)	(1,358,671)	(939,010)	(1,769,895)	(3,641,967)
Benefit payments	(259,989)	-	(8,890)	(8,379)	(240,733)	(1,987)
Surrenders	(8,654,377)	(652,157)	(2,494,098)	(438,536)	(2,335,262)	(2,734,324)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(25,231,056)	1,440,884	1,798,160	2,169,798	(48,429,964)	17,790,066
Other	54,208	7,219	(14,128)	(29,375)	39,827	50,665
Increase (decrease) from principal
transactions	50,043,636	3,018,940	6,365,799	6,464,209	2,685,788	31,508,900

Total increase (decrease) in net assets	77,649,760	4,100,206	14,825,220	8,356,108	3,398,993	46,969,233

Net assets at beginning of year	90,636,169	6,137,073	18,074,922	12,225,779	15,013,259	39,185,136

Net assets at end of year	$168,285,929	$10,237,279	$32,900,142	$20,581,887	$18,412,252	$86,154,369

See accompanying notes.

FirstLine                       166

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 1,463,539	$ 271,636	$ 453,496	$ 720,665	$ 18,328	$ (586)
Net realized gains (losses) on
investments	355,780	136,473	342,342	(151,382)	35,245	(6,898)
Net unrealized gains (losses) on
investments	248,681	73,689	359,519	(541,125)	282,500	74,098
Increase (decrease) in net assets
from operations	2,068,000	481,798	1,155,357	28,158	336,073	66,614

Changes from principal
transactions
Net premiums	8,092,294	2,104,849	3,170,236	2,297,048	435,105	85,056
Cost of insurance and
administrative charges	(1,481,570)	(425,176)	(567,563)	(389,895)	(87,692)	(11,244)
Benefit payments	(9,161)	-	(9,161)	-	-	-
Surrenders	(586,533)	(56,509)	(192,220)	(329,292)	(8,210)	(302)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	6,011,967	2,955,200	1,315,595	931,519	201,017	608,636
Other	9,107	556	22,617	(18,840)	4,856	(82)
Increase (decrease) from principal
transactions	12,036,104	4,578,920	3,739,504	2,490,540	545,076	682,064

Total increase (decrease) in net assets	14,104,104	5,060,718	4,894,861	2,518,698	881,149	748,678

Net assets at beginning of year	15,526,649	3,044,610	5,958,144	5,364,084	1,159,811	-

Net assets at end of year	$29,630,753	$8,105,328	$10,853,005	$7,882,782	$2,040,960	$748,678

See accompanying notes.

FirstLine                       167

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	Van Eck
	Total Van Eck	Worldwide Balanced	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 178,227	$ 44,624	$ 135,776	$ (212)	$ (1,736)	$ (225)
Net realized gains (losses) on
investments	(260,570)	4,682	(162,110)	130	(101,436)	(1,836)
Net unrealized gains (losses) on
investments	(368,037)	(23,403)	(395,698)	3,953	47,140	(29)
Increase (decrease) in net assets
from operations	(450,380)	25,903	(422,032)	3,871	(56,032)	(2,090)

Changes from principal
transactions
Net premiums	875,501	(1,347)	571,430	129,336	137,102	38,980
Cost of insurance and
administrative charges	(108,634)	(9,423)	(86,867)	(1,544)	(7,777)	(3,023)
Benefit payments	-	-	-	-	-	-
Surrenders	(15,198)	(3,105)	(11,871)	-	-	(222)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	216,552	(399,466)	111,286	74,151	387,960	42,621
Other	1,060	90	1,059	(7)	(97)	15
Increase (decrease) from principal
transactions	969,281	(413,251)	585,037	201,936	517,188	78,371

Total increase (decrease) in net assets	518,901	(387,348)	163,005	205,807	461,156	76,281

Net assets at beginning of year	1,298,098	387,348	910,750	-	-	-

Net assets at end of year	$1,816,999	$ -	$1,073,755	$205,807	$461,156	$76,281

See accompanying notes.

FirstLine                       168

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	AIM
	Total AIM	Capital Appreciation	Government Securities
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 83,849	$ 24,053	$ 59,796
Net realized gains (losses) on
investments	4,599	(3,315)	7,914
Net unrealized gains (losses) on
investments	154,087	119,225	34,862
Increase (decrease) in net assets
from operations	242,535	139,963	102,572

Changes from principal
transactions
Net premiums	1,864,458	329,635	1,534,823
Cost of insurance and
administrative charges	(78,728)	(28,940)	(49,788)
Benefit payments	-	-	-
Surrenders	(1,407)	(1,407)	-
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	1,773,295	765,185	1,008,110
Other	-	-	-
Increase (decrease) from principal
transactions	3,557,618	1,064,473	2,493,145

Total increase (decrease) in net assets	3,800,153	1,204,436	2,595,717

Net assets at beginning of year	-	-	-

Net assets at end of year	$3,800,153	$1,204,436	$2,595,717

See accompanying notes.

FirstLine                       169

Security Life Separate Account L1

Notes to Financial Statements

December 31, 2000

1. Organization

Security Life Separate Account L1 (the "Separate Account") was established by resolution of the Board of Directors of Security Life of Denver Insurance Company (the "Company") on November 3, 1993. The Separate Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

The Separate Account supports the operations of the FirstLine Variable Universal Life, FirstLine II Variable Universal Life, Strategic Advantage Variable Universal Life, Strategic Advantage II Variable Universal Life, Variable Survivorship Universal Life, Corporate Benefits Variable Universal Life, Strategic Benefits Variable Universal Life, and Estate Designer policies ("Variable Universal Life Policies") offered by the Company. Corporate Benefits Variable Universal Life and Strategic Benefits Variable Universal Life became effective in 2000 and are defined as Class B policies due to their mortality and expense charge structure. All other Variable Universal Life Policies are defined as Class A policies. The Separate Account may be used to support other variable life policies as they are offered by the Company. The assets of the Separate Account are the property of the Company. However, the portion of the Separate Account's assets attributable to the policies will not be used to satisfy liabilities arising out of any other operations of the Company.

As of December 31, 2000, the Separate Account offered 35 investment divisions available to the policyholders, 27 of which invest in an independently managed mutual fund portfolio and eight of which invest in a mutual fund portfolio managed by an affiliate, Direct Services, Inc. (collectively, "Funds"). The Funds are as follows:

Portfolio Managers/Portfolios (Funds)

Neuberger Berman Management Incorporated (NB)
Neuberger Berman Limited Maturity Bond Portfolio
Neuberger Berman Growth Portfolio
Neuberger Berman Partners Portfolio

Fred Alger Management, Inc. (Alger)
Alger American Small Capitalization Portfolio
Alger American MidCap Growth Portfolio
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio

FirstLine                       170

Security Life Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

Portfolio Managers/Portfolios (Funds) (continued)

Fidelity Management & Research Company (Fidelity)
Fidelity Investments VIP II Asset Manager Portfolio
Fidelity Investments VIP Growth Portfolio
Fidelity Investments VIP Overseas Portfolio
Fidelity Investments VIP Money Market Portfolio
Fidelity Investments VIP II Index 500 Portfolio

INVESCO Funds Group, Inc. (INVESCO)
INVESCO VIF Total Return Portfolio
INVESCO VIF Equity Income Portfolio
INVESCO VIF High Yield Portfolio
INVESCO VIF Utilities Portfolio
INVESCO VIF Small Company Growth Portfolio

Van Eck Associates Corporation (Van Eck)
Van Eck Worldwide Hard Assets Portfolio
Van Eck Worldwide Bond Portfolio
Van Eck Worldwide Emerging Markets Portfolio
Van Eck Worldwide Real Estate Portfolio

AIM Advisors, Inc. (AIM)
AIM VI - Capital Appreciation Portfolio
AIM VI - Government Securities Portfolio

Directed Services, Inc. ("GCG")
The GCG Trust - Equity Income Portfolio
The GCG Trust - Growth Portfolio
The GCG Trust - Hard Assets Portfolio
The GCG Trust - Limited Maturity Bond Portfolio
The GCG Trust - Liquid Asset Portfolio
The GCG Trust - MidCap Growth Portfolio
The GCG Trust - Research Portfolio
The GCG Trust - Total Return Portfolio

Janus Aspen Series Funds ("Janus")
Aggressive Growth
Growth
International Growth
Worldwide Growth

FirstLine                       171

Security Life Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

Portfolio Managers/Portfolios (Funds) (continued)

Effective February 19, 1998, six new divisions became available to the policyholders for investment in the following funds:

Van Eck Associates Corporation (Van Eck)
Van Eck Worldwide Bond Portfolio
Van Eck Worldwide Emerging Markets Portfolio
Van Eck Worldwide Real Estate Portfolio

AIM Advisors, Inc. (AIM)
AIM VI - Capital Appreciation Portfolio
AIM VI - Government Securities Portfolio

INVESCO Funds Group, Inc. (INVESCO)
INVESCO VIF Small Company Growth Portfolio

Effective May 1, 2000, eight new divisions became available to the policyholders for investment in the following funds:

Directed Services, Inc. ("GCG")
GCG Trust - Equity Income Portfolio
GCG Trust - Growth Portfolio
GCG Trust - Hard Assets Portfolio
GCG Trust - Limited Maturity Bond Portfolio
GCG Trust - Liquid Asset Portfolio
GCG Trust - MidCap Growth Portfolio
GCG Trust - Research Portfolio
GCG Trust - Total Return Portfolio

Effective October 13, 2000, four new divisions became available to the policyholders for investment in the following funds:

Janus Aspen Series Funds ("Janus")
Aggressive Growth
Growth
International Growth
Worldwide Growth

FirstLine                       172

Security Life Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

Portfolio Managers/Portfolios (Funds) (continued)

The Variable Universal Life Policies allow the policyholders to specify the allocation of their net premium to the various Funds. They can also transfer their account values among the Funds. The Variable Universal Life Policies also provide the policyholders the option to allocate their net premiums, or to transfer their account values, to a Guaranteed Interest Division ("GID") in the Company's general account. The GID guarantees a rate of interest to the policyholder, and it is not variable in nature. Therefore, it is not included in these Separate Account statements.

2. Summary of Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The significant accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

Investment Valuation

The investments in shares of the Funds are valued at the closing net asset value (market value) per share as determined by the Funds on the day of measurement.

Investment Transactions and Related Investment Income

The investments in shares of the Funds are accounted for on the date the order to buy or sell is confirmed. Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from sales transactions are reported using the first-in, first-out ("FIFO") method of accounting for cost. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized gain or loss on investment.

FirstLine                       173

Security Life Separate Account L1

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Valuation Period Deductions

For FirstLine, FirstLine II, Strategic Advantage, Strategic Advantage II, Variable Survivorship and Estate Designer policies (Class A Policies), charges are made directly against the assets of the Separate Account divisions and are reflected daily in the computation of the unit values of the divisions.

A daily deduction, at an annual rate of .75% of the daily asset value of the Separate Account divisions, is charged to the Separate Account for mortality and expense risks assumed by the Company. Total mortality and expense charges for the years ended December 31, 2000, 1999 and 1998 were $4,508,171, $2,908,885, and $1,740,661, respectively.

For the Corporate Benefits and Strategic Benefits policies (Class B Policies), mortality and expense charges result in the redemption of units rather than a deduction in the daily computation of unit values.

For Corporate Benefits policies, a monthly deduction, at an annual rate of .20% of the account value, is charged. For Strategic Benefits policies, a monthly deduction, at an annual rate of .85%, .60% and .05% of the account value, is charged during policy years 1 through 10, 11 through 20, and 21 and later, respectively. Total mortality and expense charges for these policies for the year ended December 31, 2000 were $42,000 and are included in the Statement of Changes in Net Assets as cost of insurance and administrative charges.

Policyholder Reserves

Policyholder reserves are recorded in the Separate Account at the aggregate account values of the policyholders invested in the Separate Account divisions. To the extent that benefits to be paid to the policyholders exceed their account values, the Company will contribute additional funds to the benefit proceeds.

3. Investments

Fund shares are purchased at net asset value with net premiums (premium payments, less sales and tax loads charged by the Company) and divisional transfers from other divisions. Fund shares are redeemed for the payment of benefits, for surrenders, for transfers to other divisions, and for charges by the Company for certain cost of insurance and administrative charges. The cost of insurance and administrative charges for the years ended December 31, 2000, 1999 and 1998 were $30,552,382, $20,649,015, and $14,458,798, respectively. Dividends made by the Funds are reinvested in the Funds.

FirstLine                       174

Security Life Separate Account L1

Notes to Financial Statements (continued)

3. Investments (continued)

The following is a summary of Fund shares owned as of December 31, 2000:

Fund	Number of Shares	Net Asset Value	Value of Shares at Market	Cost of Shares

Neuberger Berman Management Inc.:
Limited Maturity Bond	1,098,479.067	$13.19	$ 14,488,939	$ 14,317,177
Growth	650,381.500	$30.65	19,934,193	23,675,702
Partners	1,697,826.869	$16.17	27,453,860	26,760,069

Fred Alger Management, Inc.:
American Small Capitalization	1,116,503.632	$23.49	26,226,670	29,017,464
American MidCap Growth	1,087,203.730	$30.62	33,290,178	32,585,413
American Growth	1,059,757.353	$47.27	50,094,730	57,519,366
American Leveraged AllCap	627,987.182	$38.80	24,365,903	30,403,675

Fidelity Management & Research Co.:
Asset Manager	984,639.059	$16.00	15,754,225	16,794,005
Growth	1,571,275.140	$43.65	68,586,160	76,947,214
Overseas	2,160,503.810	$19.99	43,188,471	47,778,416
Money Market	62,301,092.280	$1.00	62,301,092	62,301,092
Index 500	1,209,792.397	$149.53	180,900,257	171,986,004

INVESCO Funds Group, Inc.:
Total Return	884,931.109	$13.21	11,689,940	13,758,395
Equity Income	1,039,790.088	$20.71	21,534,053	20,783,337
High Yield	1,040,905.170	$10.07	10,481,915	11,975,324
Utilities	370,959.040	$21.06	7,812,397	7,691,761
Small Company Growth	648,541.835	$18.07	11,719,151	14,096,290

Van Eck Associates Corporation:
Worldwide Hard Assets	191,662.125	$12.07	2,313,362	2,041,764
Worldwide Bond	89,819.082	$10.37	931,424	913,802
Worldwide Emerging Markets	550,588.884	$8.29	4,564,382	6,215,858
Worldwide Real Estate	123,569.451	$10.62	1,312,308	1,192,797

AIM Advisors, Inc.:
Capital Appreciation	1,654,352.662	$30.84	51,020,236	51,815,173
Government Securities	1,502,187.120	$11.16	16,764,408	16,599,323

Directed Services, Inc. (GCG):
Equity Income	-	-	-	-
Growth	62.340	$19.78	1,233	1,401
Hard Assets	-	-	-	-
Limited Maturity Bond	83,266.629	$10.53	876,798	922,084
Liquid Asset	1,991,502.030	$1.00	1,991,502	1,991,502
MidCap Growth	-	-	-	-
Research	-	-	-	-
Total Return	619.589	$17.00	10,533	11,083

Janus Funds:
Growth	9,242.830	$26.36	243,641	258,748
Aggressive Growth	14,583.894	$35.97	524,583	575,061
Worldwide Growth	8,686.977	$36.77	319,420	336,173
International Growth	13,727.681	$30.64	420,616	437,129
Total			$711,116,580	$741,702,602

FirstLine                       175

Security Life Separate Account L1

Notes to Financial Statements (continued)

3. Investments (continued)

For the year ended December 31, 2000, the cost of purchases (plus reinvested dividends) and sales of investments are as follows:

Fund	Beginning of Year	Purchases	Sales	End of Year
Neuberger Berman Management Inc.:
Limited Maturity Bond	$ 11,380,242	$ 7,233,774	$ (4,296,839)	$ 14,317,177
Growth	8,836,640	20,151,116	(5,312,054)	23,675,702
Partners	28,931,311	47,152,244	(49,323,486)	26,760,069

Fred Alger Management, Inc.:
American Small Capitalization	21,103,331	74,629,293	(66,715,160)	29,017,464
American MidCap Growth	13,903,676	21,597,617	(2,915,880)	32,585,413
American Growth	32,482,027	31,091,492	(6,054,153)	57,519,366
American Leveraged AllCap	16,645,127	19,821,075	(6,062,527)	30,403,675

Fidelity Management & Research Co.:
Asset Manager	12,533,037	7,123,256	(2,862,288)	16,794,005
Growth	48,588,495	109,439,111	(81,080,392)	76,947,214
Overseas	25,474,948	31,328,225	(9,024,757)	47,778,416
Money Market	34,799,038	248,428,475	(220,926,421)	62,301,092
Index 500	119,231,939	63,143,704	(10,389,639)	171,986,004

INVESCO Funds Group, Inc.:
Total Return	11,019,270	5,757,584	(3,018,459)	13,758,395
Equity Income	14,534,380	8,908,214	(2,659,257)	20,783,337
High Yield	9,910,525	4,917,230	(2,852,431)	11,975,324
Utilities	3,647,584	4,689,595	(645,418)	7,691,761
Small Company Growth	2,793,624	13,241,957	(1,939,291)	14,096,290

Van Eck Associates Corporation:
Worldwide Hard Assets	2,157,787	548,401	(664,424)	2,041,764
Worldwide Bond	341,712	782,955	(210,865)	913,802
Worldwide Emerging Markets	2,209,985	4,730,706	(724,833)	6,215,858
Worldwide Real Estate	567,839	963,776	(338,818)	1,192,797

AIM Advisors, Inc.:
Capital Appreciation	3,932,316	48,423,913	(541,056)	51,815,173
Government Securities	7,579,908	13,067,857	(4,048,442)	16,599,323

Directed Services, Inc. (GCG):
Equity Income
Growth	-	1,401	-	1,401
Hard Assets	-	-	-	-
Limited Maturity Bond	-	922,084	-	922,084
Liquid Asset	-	54,297,849	(52,306,347)	1,991,502
MidCap Growth	-	-	-	-
Research	-	-	-	-
Total Return	-	11,083	-	11,083

Janus Funds:
Growth	-	335,602	(76,854)	258,748
Aggressive Growth	-	575,493	(432)	575,061
Worldwide Growth	-	463,855	(127,682)	336,173
International Growth	-	446,417	(9,288)	437,129
Total	$432,604,741	$844,225,354	$(535,127,493)	$741,702,602

FirstLine                       176

Security Life Separate Account L1

Notes to Financial Statements (continued)

3. Investments (continued)

Aggregate proceeds from sales of investments for the year ended December 31, 2000 were $540,823,407.

4. Other Policy Deductions

The Variable Universal Life Policies provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken before the purchase of divisional units or after the redemption of divisional units of the Separate Account. Such deductions are not included in the Separate Account financial statements.

5. Policy Loans

The Variable Universal Life Policies allow the policyholders to borrow against their policies by using them as collateral for a loan. At the time of borrowing against the policies, an amount equal to the loan amount is transferred from the Separate Account divisions to a Loan Division in the Company's General Account to secure the loan. As payments are made on the policy loan, amounts are transferred back from the Loan Division to the Separate Account divisions. Interest is credited to the balance in the Loan Division at a fixed rate. The Loan Division is not variable in nature and is not included in these Separate Account statements.

6. Federal Income Taxes

The Separate Account is not taxed separately because the operations of the Separate Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a "Regulated Investment Company" under subchapter "M" of the Internal Revenue Code.

FirstLine                       177

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units

The following schedule summarizes the changes in divisional units for the year ended December 31, 2000:

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

Neuberger Berman Management Inc.:
Limited Maturity Bond:
Class A	889,159.604	504,777.566	(308,746.826)	1,085,190.344
Class B	-	-	-	-
Growth:
Class A	434,338.368	585,182.288	(264,487.840)	755,032.816
Class B	-	-	-	-
Partners:
Class A	1,212,133.448	1,779,259.060	(1,860,035.005)	1,131,357.503
Class B	-	776.829	(49.785)	727.044
Fred Alger Management, Inc.:
American Small Capitalization:
Class A	1,055,757.484	2,800,960.511	(2,505,612.904)	1,351,105.091
Class B	-	55,711.543	(42.421)	55,669.122
American MidCap Growth:
Class A	576,738.314	560,214.726	(114,004.848)	1,022,948.192
Class B	-	4,663.845	(82.319)	4,581.526
American Growth:
Class A	1,257,371.637	778,072.130	(240,385.291)	1,795,058.476
Class B	-	11,643.541	(139.984)	11,503.557
American Leveraged AllCap:
Class A	425,281.099	336,729.473	(159,812.806)	602,197.766
Class B	-	-	-	-
Fidelity Management & Research Co.:
Asset Manager:
Class A	722,717.906	310,205.974	(154,339.584)	878,584.296
Class B	-	-	-	-
Growth:
Class A	1,676,236.646	2,952,178.456	(2,405,547.964)	2,222,867.138
Class B	-	40,990.125	(263.017)	40,727.108
Overseas:
Class A	1,716,617.627	1,467,555.053	(597,886.377)	2,586,286.303
Class B	-	83,821.190	(70.622)	83,750.568
Money Market:
Class A	2,763,648.297	18,979,254.070	(17,053,332.906)	4,689,569.461
Class B	-	-	-	-
Index 500:
Class A	4,772,484.597	1,767,429.327	(514,434.291)	6,025,479.633
Class B	-	714,452.306	(9,500.804)	704,951.502

FirstLine                       178

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units (continued)

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

INVESCO Funds Group, Inc.:
Total Return:
Class A	602,187.614	257,125.735	(161,306.002)	698,007.347
Class B	-	-	-	-
Equity Income:
Class A	621,047.937	283,695.785	(121,863.312)	782,880.410
Class B	-	23,229.266	(31.870)	23,197.396
High Yield:
Class A	536,863.946	285,666.502	(142,449.650)	680,080.798
Class B	-	2,314.001	(20.866)	2,293.135
Utilities:
Class A	189,409.984	190,914.332	(38,376.831)	341,947.485
Class B	-	-	-	-
Small Company Growth:
Class A	212,503.210	609,134.460	(163,138.502)	658,499.168
Class B	-	2,483.692	(24.219)	2,459.473
Van Eck Associates Corporation:
Worldwide Hard Assets:
Class A	236,972.429	53,067.697	(75,068.462)	214,971.664
Class B	-	-	-	-
Worldwide Bond:
Class A	33,114.078	77,355.439	(19,232.793)	91,236.724
Class B	-	51.386	(9.286)	42.100
Worldwide Emerging Markets:
Class A	228,819.195	390,868.355	(76,373.129)	543,314.421
Class B	-	36,097.306	(54.040)	36,043.266
Worldwide Real Estate:
Class A	64,967.173	103,195.970	(36,955.247)	131,207.896
Class B	-	439.384	(44.011)	395.373
AIM Advisors, Inc.:
Capital Appreciation:
Class A	323,846.032	377,520.848	(53,883.069)	647,483.811
Class B	-	3,435,588.521	(164.158)	3,435,424.363
Government Securities:
Class A	715,905.149	682,457.548	(376,148.854)	1,022,213.843
Class B	-	469,546.296	(11.016)	469,535.280

FirstLine                       179

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units (continued)

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

Directed Services, Inc. (GCG):
Equity Income:
Class A	-	-	-	-
Class B	-	-	-	-
Growth:
Class A	-	-	-	-
Class B	-	103.679	-	103.679
Hard Assets:
Class A	-	-	-	-
Class B	-	-	-	-
Limited Maturity Bond:
Class A	-	-	-	-
Class B	-	80,478.798	-	80,478.798
Liquid Asset:
Class A	-	-	-	-
Class B	-	5,018,488.796	(4,834,556.175)	183,932.621
MidCap Growth:
Class A	-	-	-	-
Class B	-	-	-	-
Research:
Class A	-	-	-	-
Class B	-	-	-	-
Total Return:
Class A	-	-	-	-
Class B	-	908.365	-	908.365

Janus Aspen Series Funds:
Growth:
Class A	-	37,656.545	(8,226.269)	29,430.276
Class B	-	-	-	-
Aggressive Growth:
Class A	-	53,792.856	(40.067)	53,752.789
Class B	-	22,786.649	-	22,786.649
Worldwide Growth:
Class A	-	33,160.748	(13,450.203)	19,710.545
Class B	-	17,011.166	-	17,011.166
International Growth:
Class A	-	43,058.359	(952.283)	42,106.076
Class B	-	6,269.387	-	6,269.387

FirstLine                       180

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units (continued)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1999:

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

Neuberger Berman Management Inc.:
Limited Maturity Bond	1,245,559.121	421,349.898	(777,749.415)	889,159.604
Growth	447,486.376	233,319.969	(246,467.977)	434,338.368
Partners	986,298.018	385,667.451	(159,832.021)	1,212,133.448

Fred Alger Management, Inc.:
American Small Capitalization	838,692.418	603,898.891	(386,833.825)	1,055,757.484
American MidCap Growth	402,532.472	225,361.191	(51,155.349)	576,738.314
American Growth	923,696.066	585,374.403	(251,698.832)	1,257,371.637
American Leveraged AllCap	221,642.446	410,084.371	(206,445.718)	425,281.099

Fidelity Management & Research Co.:
Asset Manager	600,255.213	393,745.577	(271,282.884)	722,717.906
Growth	1,293,480.338	2,233,512.279	(1,850,755.971)	1,676,236.646
Overseas	1,429,659.907	963,512.218	(676,554.498)	1,716,617.627
Money Market	1,526,404.399	9,068,762.545	(7,831,518.647)	2,763,648.297
Index 500	3,215,990.519	1,840,375.191	(283,881.113)	4,772,484.597

INVESCO Funds Group, Inc.:
Total Return	450,557.216	300,554.107	(148,923.709)	602,187.614
Equity Income	473,616.752	252,971.948	(105,540.763)	621,047.937
High Yield	486,858.648	226,071.484	(176,066.186)	536,863.946
Utilities	110,379.616	140,069.045	(61,038.677)	189,409.984
Small Company Growth	67,506.441	210,114.805	(65,118.036)	212,503.210

Van Eck Associates Corporation:
Worldwide Hard Assets	132,513.824	246,466.322	(142,007.717)	236,972.429
Worldwide Bond	18,656.317	43,237.412	(28,779.651)	33,114.078
Worldwide Emerging Markets	67,354.295	582,654.548	(421,189.648)	228,819.195
Worldwide Real Estate	8,765.232	67,514.147	(11,312.206)	64,967.173

AIM Advisors, Inc.:
Capital Appreciation	105,457.867	263,795.629	(45,407.464)	323,846.032
Government Securities	246,150.062	723,064.769	(253,309.682)	715,905.149

FirstLine                       181

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units (continued)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1998:

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

Neuberger Berman Management Inc.:
Limited Maturity Bond	552,985.394	801,233.327	(108,659.600)	1,245,559.121
Growth	316,146.084	250,854.619	(119,514.327)	447,486.376
Government Income	75,811.559	58.537	(75,870.096)	-
Partners	626,285.721	455,096.290	(95,083.993)	986,298.018

Fred Alger Management, Inc.:
American Small Capitalization	648,733.740	333,770.247	(143,811.569)	838,692.418
American MidCap Growth	288,809.482	167,037.228	(53,314.238)	402,532.472
American Growth	569,990.309	442,313.190	(88,607.433)	923,696.066
American Leveraged AllCap	148,542.639	102,168.282	(29,068.475)	221,642.446

Fidelity Management & Research Co.:
Asset Manager	410,906.106	270,972.780	(81,623.673)	600,255.213
Growth	983,842.388	614,542.294	(304,904.344)	1,293,480.338
Overseas	950,328.899	861,220.218	(381,889.210)	1,429,659.907
Money Market	1,303,059.881	5,059,561.984	(4,836,217.466)	1,526,404.399
Index 500	1,863,056.104	1,617,935.444	(265,001.029)	3,215,990.519

INVESCO Funds Group, Inc.:
Total Return	184,042.238	307,178.543	(40,663.565)	450,557.216
Equity Income	297,553.033	216,644.366	(40,580.647)	473,616.752
High Yield	333,501.857	283,205.205	(129,848.414)	486,858.648
Utilities	78,118.685	41,701.114	(9,440.183)	110,379.616
Small Company Growth	-	71,535.065	(4,028.624)	67,506.441

Van Eck Associates Corporation:
Worldwide Balanced	32,139.282	190.627	(32,329.909)	-
Worldwide Hard Assets	77,046.773	68,491.375	(13,024.324)	132,513.824
Worldwide Bond	-	18,882.425	(226.108)	18,656.317
Worldwide Emerging Markets	-	105,064.405	(37,710.110)	67,354.295
Worldwide Real Estate	-	9,848.072	(1,082.840)	8,765.232

AIM Advisors, Inc.:
Capital Appreciation	-	108,895.839	(3,437.972)	105,457.867
Government Securities	-	261,432.015	(15,281.953)	246,150.062

FirstLine                       182

Security Life Separate Account L1

Notes to Financial Statements (continued)

8. Net Assets

Net assets at December 31, 2000 consisted of the following:

Division	Principal Transactions	Accumulated Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments	Net Unrealized Gains (Losses) on Investments	Net Assets

Neuberger Berman Management Inc.:
Limited Maturity Bond	$ 12,875,450	$ 2,040,309	$ (593,370)	$ 171,762	$ 14,494,151
Growth	16,507,147	3,350,605	3,828,663	(3,741,509)	19,944,906
Partners	22,990,354	7,470,143	(3,598,509)	693,791	27,555,779

Fred Alger Management, Inc.:
American Small Capitalization	24,994,589	13,518,183	(9,552,848)	(2,790,794)	26,169,130
American MidCap Growth	25,790,401	4,859,141	1,939,444	704,765	33,293,751
American Growth	42,065,399	10,516,454	4,961,215	(7,424,636)	50,118,432
American Leveraged AllCap	22,124,855	2,992,031	5,298,494	(6,037,772)	24,377,608

Fidelity Management & Research Co.:
Asset Manager	13,593,835	3,007,490	193,073	(1,039,780)	15,754,618
Growth	52,479,909	12,125,623	12,261,725	(8,361,054)	68,506,203
Overseas	39,756,895	5,133,376	3,021,551	(4,589,945)	43,321,877
Money Market	56,817,693	5,197,119	-	-	62,014,812
Index 500	154,623,275	3,154,401	14,248,512	8,914,253	180,940,441

INVESCO Funds Group, Inc.:
Total Return	11,552,212	2,025,307	185,567	(2,068,455)	11,694,631
Equity Income	17,049,701	2,143,899	1,591,780	750,716	21,536,096
High Yield	10,481,018	1,938,615	(429,872)	(1,493,409)	10,496,352
Utilities	6,663,951	338,852	688,493	120,636	7,811,932
Small Company Growth	12,539,097	260,565	1,425,580	(2,377,139)	11,848,103

Van Eck Associates Corporation:
Worldwide Hard Assets	2,194,793	156,270	(309,310)	271,598	2,313,351
Worldwide Bond	929,038	25,274	(40,507)	17,622	931,427
Worldwide Emerging Markets	5,860,675	(43,813)	396,614	(1,651,476)	4,562,000
Worldwide Real Estate	1,178,540	7,326	6,931	119,511	1,312,308

AIM Advisors, Inc.:
Capital Appreciation	50,999,939	326,605	507,069	(794,937)	51,038,676
Government Securities	15,834,280	707,601	56,932	165,085	16,763,898

FirstLine                       183

Security Life Separate Account L1

Notes to Financial Statements (continued)

8. Net Assets (continued)

Division	Principal Transactions	Accumulated Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments	Net Unrealized Gains (Losses) on Investments	Net Assets

Directed Services, Inc. (GCG):
Equity Income	$ -	$ -	$ -	$ -	$ -
Growth	1,311	90	-	(168)	1,233
Hard Assets	-	-	-	-	-
Limited Maturity Bond	867,803	54,281	-	(45,286)	876,798
Liquid Asset	1,130,199	861,303	-	-	1,991,502
MidCap Growth	-	-	-	-	-
Research	-	-	-	-	-
Total Return	10,297	786	-	(550)	10,533

Janus Aspen Series Funds:
Growth	260,474	(180)	(1,546)	(15,107)	243,641
Aggressive Growth	575,365	(218)	(86)	(50,478)	524,583
Worldwide Growth	343,821	(64)	(7,584)	(16,753)	319,420
International Growth	437,045	597	(513)	(16,513)	420,616

Total	$623,529,361	$82,167,971	$36,077,498	$(30,586,022)	$711,188,808

FirstLine                       184

APPENDIX A

Factors for the
Cash Value Accumulation Test
For a Life Insurance Policy

Attained Age	Male	Female	Unisex	Attained Age	Male	Female	Unisex	Attained Age	Male	Female	Unisex

0	11.727	14.234	12.149
1	11.785	14.209	12.194	34	4.188	4.902	4.314	67	1.617	1.815	1.657
2	11.458	13.815	11.857	35	4.052	4.742	4.173	68	1.583	1.769	1.620
3	11.128	13.417	11.515	36	3.920	4.586	4.037	69	1.550	1.724	1.585
4	10.803	13.023	11.178	37	3.793	4.437	3.906	70	1.518	1.681	1.552
5	10.481	12.635	10.845	38	3.670	4.293	3.780	71	1.488	1.639	1.520
6	10.161	12.253	10.514	39	3.553	4.154	3.658	72	1.459	1.599	1.489
7	9.844	11.875	10.187	40	3.439	4.021	3.541	73	1.432	1.560	1.460
8	9.530	11.505	9.863	41	3.330	3.894	3.429	74	1.406	1.524	1.433
9	9.221	11.141	9.545	42	3.226	3.771	3.322	75	1.382	1.490	1.407
10	8.918	10.784	9.233	43	3.125	3.654	3.218	76	1.359	1.457	1.383
11	8.623	10.436	8.928	44	3.028	3.541	3.119	77	1.338	1.427	1.360
12	8.338	10.098	8.634	45	2.936	3.432	3.023	78	1.318	1.398	1.338
13	8.066	9.771	8.353	46	2.846	3.328	2.931	79	1.299	1.371	1.318
14	7.808	9.455	8.085	47	2.761	3.227	2.843	80	1.281	1.345	1.298
15	7.564	9.150	7.831	48	2.678	3.129	2.758	81	1.264	1.321	1.280
16	7.335	8.857	7.592	49	2.599	3.035	2.676	82	1.248	1.298	1.262
17	7.118	8.575	7.364	50	2.522	2.945	2.597	83	1.233	1.277	1.245
18	6.911	8.302	7.148	51	2.449	2.858	2.522	84	1.218	1.257	1.230
19	6.713	8.038	6.939	52	2.378	2.774	2.449	85	1.205	1.238	1.215
20	6.521	7.782	6.737	53	2.311	2.693	2.379	86	1.193	1.221	1.202
21	6.334	7.534	6.540	54	2.246	2.615	2.312	87	1.181	1.205	1.189
22	6.150	7.293	6.347	55	2.184	2.540	2.248	88	1.171	1.190	1.177
23	5.969	7.059	6.158	56	2.125	2.468	2.187	89	1.160	1.176	1.166
24	5.791	6.831	5.971	57	2.068	2.398	2.128	90	1.151	1.163	1.155
25	5.615	6.611	5.788	58	2.014	2.330	2.071	91	1.141	1.150	1.144
26	5.441	6.396	5.608	59	1.962	2.265	2.017	92	1.131	1.137	1.133
27	5.271	6.188	5.431	60	1.912	2.201	1.965	93	1.120	1.125	1.122
28	5.104	5.986	5.258	61	1.864	2.139	1.915	94	1.109	1.112	1.110
29	4.940	5.791	5.089	62	1.818	2.079	1.867	95	1.097	1.098	1.097
30	4.781	5.601	4.925	63	1.774	2.022	1.821	96	1.083	1.084	1.084
31	4.626	5.418	4.765	64	1.732	1.967	1.777	97	1.069	1.069	1.069
32	4.476	5.241	4.610	65	1.692	1.914	1.735	98	1.054	1.054	1.054
33	4.330	5.069	4.459	66	1.654	1.863	1.695	99	1.040	1.040	1.040
								100	1.000	1.000	1.000

FirstLine    185

APPENDIX B

Factors for the
Guideline Premium/Cash Value Corridor Test
For a Life Insurance Policy

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor

0	2.50	25	2.50	50	1.85	75	1.05
1	2.50	26	2.50	51	1.78	76	1.05
2	2.50	27	2.50	52	1.71	77	1.05
3	2.50	28	2.50	53	1.64	78	1.05
4	2.50	29	2.50	54	1.57	79	1.05

5	2.50	30	2.50	55	1.50	80	1.05
6	2.50	31	2.50	56	1.46	81	1.05
7	2.50	32	2.50	57	1.42	82	1.05
8	2.50	33	2.50	58	1.38	83	1.05
9	2.50	34	2.50	59	1.34	84	1.05

10	2.50	35	2.50	60	1.30	85	1.05
11	2.50	36	2.50	61	1.28	86	1.05
12	2.50	37	2.50	62	1.26	87	1.05
13	2.50	38	2.50	63	1.24	88	1.05
14	2.50	39	2.50	64	1.22	89	1.05

15	2.50	40	2.50	65	1.20	90	1.05
16	2.50	41	2.43	66	1.19	91	1.04
17	2.50	42	2.36	67	1.18	92	1.03
18	2.50	43	2.29	68	1.17	93	1.02
19	2.50	44	2.22	69	1.16	94	1.01

20	2.50	45	2.15	70	1.15	95	1.00
21	2.50	46	2.09	71	1.13	96	1.00
22	2.50	47	2.03	72	1.11	97	1.00
23	2.50	48	1.97	73	1.09	98	1.00
24	2.50	49	1.91	74	1.07	99	1.00

						100	1.00

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

FirstLine    186

APPENDIX C

Performance Information

POLICY PERFORMANCE

The following hypothetical illustrations demonstrate how the actual investment experience of each variable investment option of the separate account affects the cash surrender value, account value and death benefit of a policy. These hypothetical illustrations are based on the actual historical return of each portfolio as if a policy had been issued on the date indicated. Each portfolio's annual total return is based on the total return calculated for each fiscal year. These annual total return figures reflect the net portfolio's management fees after any voluntary waiver and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions, which if reflected, would result in lower total return figures than those shown.

The illustrations are based on the payment of a $9,745 annual premium, received at the beginning of each year, for a hypothetical policy with a $50,000 stated death benefit, a $500,000 target death benefit, the cash value accumulation test, death benefit option 1, issued to a preferred, tobacco non-user male, age 45. In each case, it is assumed that all premium is allocated to the variable investment option illustrated for the period shown. The benefits are calculated for a specific date. The amount and timing of premium payments and the use of other policy features, such as policy loans, would affect individual policy benefits.

The amounts shown for the cash surrender values, account values and death benefits take into account the charges from premium, current cost of insurance and monthly deductions, the daily charge against the separate account for mortality and expense risks, and each portfolio's charges and expenses. See Charges, Deductions and Refunds, page 50.

FirstLine    187

HYPOTHETICAL ILLUSTRATIONS
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

AIM V.I. Capital Appreciation Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	2.50%	8,167	8,717	500,000
12/31/95	35.69%	22,629	23,179	500,000
12/31/96	17.58%	36,133	36,683	500,000
12/31/97	13.51%	50,021	50,571	500,000
12/31/98	19.30%	68,906	69,456	500,000
12/31/99	44.61%	110,745	111,295	500,000
12/31/00	-10.91%	104,741	105,291	500,000

AIM V.I. Government Securities Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	-3.73%	7,620	8,170	500,000
12/31/95	15.56%	18,517	19,067	500,000
12/31/96	2.29%	27,157	27,707	500,000
12/31/97	8.16%	38,019	38,569	500,000
12/31/98	7.73%	49,341	49,891	500,000
12/31/99	-1.32%	56,147	56,697	500,000
12/31/00	10.12%	70,193	70,743	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    188

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Alger American Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	40.39%	11,496	12,046	500,000
12/31/92	12.38%	22,291	22,841	500,000
12/31/93	22.47%	37,266	37,816	500,000
12/31/94	1.45%	45,744	46,294	500,000
12/31/95	36.37%	73,141	73,691	500,000
12/31/96	13.35%	91,333	91,883	500,000
12/31/97	25.75%	124,093	124,643	500,000
12/31/98	48.07%	194,421	194,902	500,000
12/31/99	33.74%	268,532	268,944	654,341
12/31/00	-14.78%	233,298	233,642	551,394

Alger American Leveraged AllCap Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/96	12.04%	9,004	9,554	500,000
12/31/97	19.68%	20,846	21,396	500,000
12/31/98	57.83%	46,050	46,600	500,000
12/31/99	78.06%	96,476	97,026	500,000
12/31/00	-24.83%	77,599	78,149	500,000

Alger American MidCap Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	-1.54%	7,812	8,362	500,000
12/31/95	44.45%	23,641	24,191	500,000
12/31/96	11.90%	35,462	36,012	500,000
12/31/97	15.01%	49,931	50,481	500,000
12/31/98	30.30%	75,236	75,786	500,000
12/31/99	31.85%	109,139	109,689	500,000
12/31/00	9.18%	126,848	127,398	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    189

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Alger American Small Capitalization Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	57.54%	13,006	13,556	500,000
12/31/92	3.55%	22,018	22,568	500,000
12/31/93	13.28%	34,094	34,644	500,000
12/31/94	-4.38%	40,063	40,613	500,000
12/31/95	44.31%	69,351	69,901	500,000
12/31/96	4.18%	79,957	80,507	500,000
12/31/97	11.39%	97,264	97,814	500,000
12/31/98	15.53%	120,796	121,277	500,000
12/31/99	43.42%	183,599	184,011	500,000
12/31/00	-27.20%	138,067	138,411	500,000

Fidelity VIP Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	45.51%	11,946	12,496	500,000
12/31/92	9.32%	22,148	22,698	500,000
12/31/93	19.37%	36,130	36,680	500,000
12/31/94	-0.02%	43,945	44,495	500,000
12/31/95	35.36%	70,183	70,733	500,000
12/31/96	14.71%	89,084	89,634	500,000
12/31/97	23.48%	119,085	119,635	500,000
12/31/98	39.49%	176,182	176,663	500,000
12/31/99	37.44%	251,233	251,645	612,253
12/31/00	-10.96%	228,581	228,925	540,262

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    190

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Fidelity VIP Money Market
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	6.09%	8,482	9,032	500,000
12/31/92	3.90%	17,447	17,997	500,000
12/31/93	3.23%	26,322	26,872	500,000
12/31/94	4.25%	35,751	36,301	500,000
12/31/95	5.87%	46,098	46,648	500,000
12/31/96	5.41%	56,661	57,211	500,000
12/31/97	5.51%	67,750	68,300	500,000
12/31/98	5.46%	79,370	79,852	500,000
12/31/99	5.17%	91,241	91,654	500,000
12/31/00	6.30%	104,689	105,033	500,000

Fidelity VIP Overseas Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	8.00%	8,649	9,199	500,000
12/31/92	-10.72%	15,020	15,570	500,000
12/31/93	37.35%	32,038	32,588	500,000
12/31/94	1.72%	40,610	41,160	500,000
12/31/95	9.74%	53,092	53,642	500,000
12/31/96	13.15%	68,725	69,275	500,000
12/31/97	11.56%	85,012	85,562	500,000
12/31/98	12.81%	104,247	104,728	500,000
12/31/99	42.55%	159,115	159,527	500,000
12/31/00	-19.07%	133,940	134,283	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    191

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Fidelity VIP II Asset Manager Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	22.56%	9,928	10,478	500,000
12/31/92	11.71%	20,421	20,971	500,000
12/31/93	21.23%	34,638	35,188	500,000
12/31/94	-6.09%	39,836	40,386	500,000
12/31/95	16.96%	55,754	56,304	500,000
12/31/96	14.60%	72,637	73,187	500,000
12/31/97	20.65%	96,693	97,243	500,000
12/31/98	15.05%	119,640	120,121	500,000
12/31/99	11.09%	140,733	141,145	500,000
12/31/00	-3.87%	141,740	142,084	500,000

Fidelity VIP II Index 500 Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/93	9.74%	8,802	9,352	500,000
12/31/94	1.04%	17,263	17,813	500,000
12/31/95	37.19%	35,042	35,592	500,000
12/31/96	22.71%	52,827	53,377	500,000
12/31/97	32.82%	80,514	81,064	500,000
12/31/98	28.31%	112,882	113,432	500,000
12/31/99	20.52%	144,593	145,143	500,000
12/31/00	-9.30%	137,132	137,613	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    192

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

The GCG Trust Fully Managed Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	28.93%	10,488	11,038	500,000
12/31/92	6.23%	19,965	20,515	500,000
12/31/93	7.59%	30,151	30,701	500,000
12/31/94	-7.27%	35,210	35,760	500,000
12/31/95	20.80%	52,090	52,640	500,000
12/31/96	16.36%	69,550	70,100	500,000
12/31/97	15.27%	88,814	89,364	500,000
12/31/98	5.89%	101,780	102,261	500,000
12/31/99	6.92%	116,504	116,917	500,000
12/31/00	21.97%	150,787	151,131	500,000

The GCG Trust Mid-Cap Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/99	79.05%	14,901	15,451	500,000
12/31/00	8.18%	25,069	25,619	500,000

INVESCO VIF-Equity Income Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	29.25%	10,516	11,066	500,000
12/31/96	22.28%	23,146	23,696	500,000
12/31/97	28.17%	40,129	40,679	500,000
12/31/98	15.30%	55,379	55,929	500,000
12/31/99	14.84%	72,378	72,928	500,000
12/31/00	4.87%	83,635	84,185	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    193

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

INVESCO VIF-High Yield Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	19.76%	9,682	10,232	500,000
12/31/96	16.59%	21,067	21,617	500,000
12/31/97	17.33%	34,243	34,793	500,000
12/31/98	1.42%	42,699	43,249	500,000
12/31/99	9.20%	55,081	55,631	500,000
12/31/00	-11.68%	55,166	55,716	500,000

INVESCO VIF-Small Company Growth Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/98	16.38%	9,385	9,935	500,000
12/31/99	91.06%	34,536	35,086	500,000
12/31/00	-14.98%	35,880	36,430	500,000

INVESCO VIF-Total Return Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	22.79%	9,948	10,498	500,000
12/31/96	12.18%	20,533	21,083	500,000
12/31/97	22.91%	35,267	35,817	500,000
12/31/98	9.56%	47,310	47,860	500,000
12/31/99	-3.40%	53,019	53,569	500,000
12/31/00	-2.17%	59,215	59,765	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    194

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

INVESCO VIF-Utilities Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	9.08%	8,744	9,294	500,000
12/31/96	12.76%	19,301	19,851	500,000
12/31/97	23.41%	33,912	34,462	500,000
12/31/98	25.48%	52,639	53,189	500,000
12/31/99	19.13%	71,890	72,440	500,000
12/31/00	5.28%	83,457	84,007	500,000

Janus Aspen Aggressive Growth Portfolio Service Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	16.19%	9,368	9,918	500,000
12/31/95	27.28%	22,684	23,234	500,000
12/31/96	7.33%	32,961	33,511	500,000
12/31/97	12.29%	45,951	46,501	500,000
12/31/98	33.33%	71,760	72,310	500,000
12/31/99	1.22%	80,071	80,621	500,000
12/31/00	-31.78%	59,271	59,821	500,000

Janus Aspen Growth Portfolio Service Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	2.58%	8,174	8,724	500,000
12/31/95	29.92%	21,638	22,188	500,000
12/31/96	17.73%	35,028	35,578	500,000
12/31/97	21.84%	52,429	52,979	500,000
12/31/98	34.71%	81,143	81,693	500,000
12/31/99	42.50%	126,368	126,918	500,000
12/31/00	-14.75%	113,366	113,916	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    195

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Janus Aspen International Growth Portfolio Service Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	23.15%	9,980	10,530	500,000
12/31/96	34.07%	24,752	25,302	500,000
12/31/97	17.22%	38,480	39,030	500,000
12/31/98	16.14%	53,896	54,446	500,000
12/31/99	78.93%	110,717	111,267	500,000
12/31/00	-16.14%	98,495	99,045	500,000

Janus Aspen Worldwide Growth Portfolio Service Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	1.47%	8,076	8,626	500,000
12/31/95	27.25%	21,053	21,603	500,000
12/31/96	28.21%	37,488	38,038	500,000
12/31/97	20.90%	54,958	55,508	500,000
12/31/98	27.13%	79,701	80,251	500,000
12/31/99	62.98%	142,356	142,906	500,000
12/31/00	-15.99%	124,996	125,546	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    196

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Neuberger Berman Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	29.73%	10,558	11,108	500,000
12/31/92	9.54%	20,690	21,240	500,000
12/31/93	6.79%	30,685	31,235	500,000
12/31/94	-4.99%	36,600	37,150	500,000
12/31/95	31.73%	58,705	59,255	500,000
12/31/96	9.14%	72,315	72,865	500,000
12/31/97	29.01%	103,053	103,603	500,000
12/31/98	15.53%	127,417	127,898	500,000
12/31/99	50.40%	202,442	202,855	500,000
12/31/00	-11.66%	184,210	184,554	500,000

Neuberger Berman Limited Maturity Bond Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	11.34%	8,942	9,492	500,000
12/31/92	5.18%	18,152	18,702	500,000
12/31/93	6.63%	27,963	28,513	500,000
12/31/94	-0.15%	35,823	36,373	500,000
12/31/95	10.94%	48,431	48,981	500,000
12/31/96	4.31%	58,467	59,017	500,000
12/31/97	6.74%	70,459	71,009	500,000
12/31/98	4.39%	81,356	81,837	500,000
12/31/99	1.48%	90,005	90,417	500,000
12/31/00	6.78%	103,857	104,201	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    197

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Neuberger Berman Partners Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	36.47%	11,151	11,701	500,000
12/31/96	29.57%	25,392	25,942	500,000
12/31/97	31.25%	44,030	44,580	500,000
12/31/98	4.21%	53,983	54,533	500,000
12/31/99	7.37%	66,124	66,674	500,000
12/31/00	0.70%	74,038	74,588	500,000

Pilgrim Growth Opportunities Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit

	This fund is too new for experience to be shown

Pilgrim MagnaCap Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit

	This fund is too new for experience to be shown

Pilgrim MidCap Opportunities Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit

	This fund is too new for experience to be shown

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    198

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Pilgrim SmallCap Opportunities Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	21.39%	9,825	10,375	500,000
12/31/96	13.61%	20,667	21,217	500,000
12/31/97	15.81%	33,330	33,880	500,000
12/31/98	17.30%	48,471	49,021	500,000
12/31/99	141.03%	136,589	137,139	500,000
12/31/00	1.09%	144,810	145,360	500,000

Putnam VT Growth and Income Fund - Class IB Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/99	1.46%	8,075	8,625	500,000
12/31/00	7.92%	17,722	18,272	500,000

Putnam VT New Opportunities Fund - Class IB Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/99	69.10%	14,024	14,574	500,000
12/31/00	-26.20%	16,195	16,745	500,000

Putnam VT Small Cap Value Fund - Class IB Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/00	24.44%	10,093	10,643	500,000

Putnam VT Voyager Fund - Class IB Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/99	58.01%	13,047	13,597	500,000
12/31/00	-16.54%	17,617	18,167	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    199

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Van Eck Worldwide Bond Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	18.39%	9,561	10,111	500,000
12/31/92	-5.25%	16,847	17,397	500,000
12/31/93	7.79%	26,887	27,437	500,000
12/31/94	-1.32%	34,343	34,893	500,000
12/31/95	17.30%	49,547	50,097	500,000
12/31/96	2.53%	58,584	59,134	500,000
12/31/97	2.38%	67,660	68,210	500,000
12/31/98	12.75%	84,821	85,303	500,000
12/31/99	-7.82%	84,840	85,253	500,000
12/31/00	1.88%	93,838	94,181	500,000

Van Eck Worldwide Emerging Markets Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/96	26.82%	10,302	10,852	500,000
12/31/97	-11.61%	16,307	16,857	500,000
12/31/98	-34.15%	15,726	16,276	500,000
12/31/99	100.28%	48,591	49,141	500,000
12/31/00	-41.87%	32,274	32,824	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    200

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $50,000			Annual Premium $9,745

Van Eck Worldwide Hard Assets Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	-2.93%	7,691	8,241	500,000
12/31/92	-4.09%	15,289	15,839	500,000
12/31/93	64.83%	39,082	39,632	500,000
12/31/94	-4.78%	44,589	45,139	500,000
12/31/95	10.99%	58,074	58,624	500,000
12/31/96	18.04%	77,558	78,108	500,000
12/31/97	-1.67%	83,408	83,958	500,000
12/31/98	-30.93%	62,379	62,861	500,000
12/31/99	21.00%	84,749	85,161	500,000
12/31/00	11.41%	102,595	102,939	500,000

Van Eck Worldwide Real Estate Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/98	-11.35%	6,953	7,503	500,000
12/31/99	-2.01%	14,922	15,472	500,000
12/31/00	18.71%	27,446	27,996	500,000

The assumptions underlying these values are described in Performance Information, page 187.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine    201

Prospectus

FIRSTLINE II VARIABLE UNIVERSAL LIFE
A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by

Security Life of Denver Insurance Company
and
Security Life Separate Account L1

Consider carefully the policy charges and deductions beginning on page 45 in this prospectus.

You should read this prospectus and keep it for future reference. A prospectus for each underlying investment portfolio must accompany and should be read together with this prospectus.

This policy is not available in all jurisdictions. This policy is not offered in any jurisdiction where this type of offering is not legal. Depending on the state where it is issued, policy features may vary. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

We and our affiliates offer other products to insure people which may or may not better match your needs.

Replacing your existing life insurance policy(ies) with this policy may not be beneficial to you. Your existing policy may be subject to fees or penalties upon surrender or cancellation.

Your Policy

  is a flexible premium variable universal life insurance policy is issued by Security Life of Denver Insurance Company
  is guaranteed not to lapse during the first three policy years if you meet certain requirements is returnable by you during the free look period if you are not satisfied.

Your Premium Payments

  are flexible, so the premium amount and frequency may vary are allocated to variable investment options and the guaranteed interest division, based on your instructions are subject to specified deductions.

Your Account Value

  is the sum of your holdings in the variable division, the guaranteed interest division and the loan division has no guaranteed minimum value under the variable division. The value varies with the value of the underlying investment portfolio has a minimum guaranteed rate of return for amounts in the guaranteed interest division is subject to specified expenses and charges, including possible surrender charges.

Death Proceeds

  are paid if the policy is in force when the insured person dies are equal to the death benefit minus an outstanding policy loan, accrued loan interest and unpaid charges incurred before the insured person dies are calculated under your choice of options:

          * Option 1 - a fixed minimum death benefit;
          * Option 2 - a stated death benefit plus your account value;

  are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Neither the SEC nor any state securities commission has approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This life insurance policy IS NOT a bank deposit or obligation, federally insured or backed by any bank or government agency.

Date of Prospectus May 1, 2001

ISSUED BY:	Security Life of Denver Insurance Company ING Security Life Center 1290 Broadway Denver, CO 80203-5699 (800) 525-9852	UNDERWRITTEN BY:	ING America Equities, Inc. 1290 Broadway Denver, CO 80203-5699 (303) 860-2000
THROUGH ITS:	Security Life Separate Account L1
ADMINISTERED BY:	Customer Service Center P.O. Box 173888 Denver, CO 80217-3888 (800) 848-6362

FirstLine II      2

TABLE OF CONTENTS

POLICY SUMMARY 4
Your Policy 4
Free Look Period 4
Premium Payments 4
Charges and Deductions 4
Guaranteed Interest Division 6
Variable Division 6
Policy Values 9
Transfer of Account Value 9
Special Policy Features 10
Policy Modification, Termination and Continuation Features 10
Death Benefits 11
Tax Considerations 11

INFORMATION ABOUT ING SECURITY LIFE, THE SEPARATE ACCOUNT AND THE INVESTMENT OPTIONS 13
Security Life of Denver Insurance Company 13
Security Life Separate Account L1 13
Guaranteed Interest Division 20

DETAILED INFORMATION ABOUT THE POLICY 20
Applying for a Policy 20
Temporary Insurance 20
Policy Issuance 21
Premium Payments 22
Premium Payments Affect Your Coverage 24
Death Benefits 24
Riders 29
Special Features 30
Persistency Refund 31
Policy Values 32
Transfer of Account Value 33
Dollar Cost Averaging 34
Automatic Rebalancing 35
Policy Loans 36
Partial Withdrawals 37
Lapse 38
Reinstatement 39
Surrender 39
General Policy Provisions 40
Free Look Period 40
Your Policy 40
Guaranteed Issue 40
Age 40
Ownership 41
Beneficiaries 41
Collateral Assignment 41
Incontestability 41
Misstatements of Age or Gender 41
Suicide 41
Transaction Processing 41
Notification and Claims Procedures 42
Telephone Privileges 42
Non-participation 42
Distribution of the Policies 42
Advertising Practices and Sales Literature 43
Settlement Provisions 43
Administrative Information About the Policy 44

CHARGES AND DEDUCTIONS 45
Deductions from Premium 46
Daily Deductions from the Separate Account 46
Monthly Deductions from Account Value 46
Policy Transaction Fees 47
Surrender Charge 48
Administrative Surrender Charge 49
Sales Surrender Charge 49
Group or Sponsored Arrangements, or Corporate Purchasers 50

TAX CONSIDERATIONS 51
Tax Status of the Policy 51
Diversification and Investor Control Requirements 51
Tax Treatment of Policy Death Benefits 52
Modified Endowment Contracts 52
Multiple Policies 52
Distributions Other than Death Benefits from Modified Endowment Contracts 53
Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts 53
Investment in the Policy 53
Policy Loans 53
Continuation of Policy Beyond Age 100 53
Section 1035 Exchanges 53
Tax-exempt Policy Owners 54
Possible Tax Law Changes 54
Changes to Comply with the Law 54
Other 54

ADDITIONAL INFORMATION 56
Directors and Officers 56
Regulation 57
Legal Matters 57
Legal Proceedings 57
Experts 57
Registration Statement 57

FINANCIAL STATEMENTS 58

APPENDIX A 181

APPENDIX B 182

APPENDIX C 183

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POLICY SUMMARY

Your Policy

Your policy provides life insurance protection on the insured person. The policy includes the basic policy, applications and riders or endorsements. As long as the policy remains in force, we pay a death benefit at the death of the insured person. While your policy is in force, you may access a portion of your policy value by taking loans or partial withdrawals. You may surrender your policy for its net cash surrender value. At the policy anniversary nearest the insured person's 100th birthday if the insured person is still alive you may surrender your policy or continue it under the continuation of coverage option. See Policy Maturity, page 31, and Continuation of Coverage, page 31.

Life insurance is not a short-term investment. You should evaluate your need for life insurance coverage and this policy's long-term investment potential and risks before purchasing a policy.

We pay compensation to firms for sales of this policy. See Distribution of the Policies, page 42.

Free Look Period

Within limits as specified by law, you have the right to examine your policy and return it for a refund of all premium payments we have received or the account value, if you are not satisfied for any reason.

The policy is then void. See Free Look Period, page 40.

Premium Payments

The policy is a flexible premium policy because the amount and frequency of the premium payments you make may vary within limits. You must make premium payments:

  for us to issue your policy;
  sufficient to keep your policy in force; and
  as necessary to continue certain benefits.

Depending on the amount of premium you choose to pay, it may not be enough to keep your policy or certain riders in force. See Premium Payments Affect Your Coverage, page 24.

Allocation of Net Premium

This policy has premium-based charges which are subtracted from your payments. We add the balance, or net premium, to your policy based on your investment instructions. You may allocate the net premium among one or more variable investment options and the guaranteed interest division. See Allocation of Net Premium, page 23.

Charges and Deductions

All charges presented here are guaranteed unless stated otherwise.

_____________________________

This summary highlights some important points about your policy. The policy is more fully described in the attached, complete prospectus. Please read it carefully. "We," "us," "our" and the "company" refer to Security Life of Denver Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

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Charges

Other Than Investment Portfolio Annual Expenses
(See Charges and Deductions, page 45)

Premium Deductions

Charge	When Charge is Deducted	Amount Deducted	Policies Affected
Tax Charges	Each premium payment received	2.5% for state and local taxes; 1.5% for estimated federal income tax treatment of deferred acquisition costs.	All policies.
Sales Charge	Each premium payment received	Percentage of policy based on policy or segment issue age: 2.25% for age 0-49; 3.25% for age 50-59; 4.25% for age 60-85.	All policies.
Policy Charges
Mortality & Expense Risk Charge	Daily, included in unit value calculation	0.002055% daily (0.75% annually)	All Policies
Policy Charge	Monthly from account value	$10 per month for first three policy years.	All Policies
Administrative Charge	Monthly from account value	$3 per month plus $0.025 per $1,000 of stated death benefit or target death benefit, if greater. $33 monthly maximum.	All Policies
Cost of Insurance Charge	Monthly from account value	Varies based on current cost of insurance rates and net amount at risk. Current cost of insurance rates depend on age, gender, policy duration, amount of target death benefit and premium class.	All Policies
Rider Charges	Monthly from account value	Varies depending on the rider benefits you choose.	Policies with Riders

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Charge	When Charge is Deducted	Amount Deducted	Policies Affected
Transaction Fees
Surrender Charge	First fourteen policy/ segment years upon decrease in death benefit or full or partial surrender from account value	Administrative Surrender Charge - price per $1,000 stated death benefit based on insured person's age at policy or segment date. Guaranteed maximum of $6.50 per $1,000 of stated death benefit. Sales Surrender Charge- up to 50% of standard target premium.	Policies which surrender, decrease death benefit, or take withdrawals
Partial Withdrawal Fee	Transaction date from account value	Two percent, up to $25.	Policies which take withdrawals
Excess Illustration Fee	Transaction date from account value	$25 per illustration.	Policies getting more than one illustration per policy year

Guaranteed Interest Division

The guaranteed interest division guarantees principal and is part of our general account. Amounts you direct into the guaranteed interest division are credited with interest at a fixed rate. See Guaranteed Interest Division, page 20.

Variable Division

If you invest in the variable investment options, you may make or lose money depending on market conditions. The variable investment options are described in the prospectuses for the underlying investment portfolios. Each investment portfolio has its own investment objective. See Investment Portfolio Objectives, page 14.

The separate account purchases shares of the investment portfolios, at net asset value. This price reflects investment management fees, 12b-1 fees and other direct expenses deducted from the portfolio assets as described in the following table. The fees and expenses are shown in gross amounts and net amounts after waiver or reimbursement of fees or expenses by the investment portfolio advisers.

The information in this table was provided to us by the portfolios and we have not independently verified this information.

These expenses are not direct charges against variable division assets or reductions from contract values; rather, these expenses are included in computing each underlying portfolio's net asset value, which is the share price used to calculate the unit values of the variable investment options. For a more complete description of the portfolios' costs and expenses, see the prospectuses for the portfolios.

We receive 12b-1 fees from some investment portfolios. Some investment portfolio advisers and distributors (or their affiliates) may pay us compensation for servicing, distribution, administration or other expenses. The amount of compensation is usually based on the aggregate assets of the investment portfolio from contracts that we issue or administer. Some advisers and distributors may pay us more or less than others. These advisers include AIM Advisors, Inc., Fidelity Management & Research Company, Fred Alger Management Inc., Directed Services Inc., INVESCO Funds Group Inc., Janus Capital, ING Pilgrim Investments, LLC, Putnam Investment Management, LLC and Van Eck Associates Corporation.

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Investment Portfolio Annual Expenses (As a Percentage of Portfolio Average Net Assets)

Portfolio	Investment Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Expenses	Fees and Expenses Waived or Reimbursed [1]	Total Net Portfolio Expenses
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	0.61%	N/A	0.21%	0.82%	N/A	0.82%
AIM V.I. Government Securities Fund [2]	0.50%	N/A	0.47%	0.97%	N/A	0.97%
The Alger American Fund
Alger American Growth Portfolio	0.75%	0.0%	0.04%	0.79%	N/A	0.79%
Alger American Leveraged AllCap Portfolio	0.85%	0.0%	0.05%	0.90%	N/A	0.90%
Alger American MidCap Growth Portfolio	0.80%	0.0%	0.04%	0.84%	N/A	0.84%
Alger American Small Capitalization Portfolio	0.85%	0.0%	0.05%	0.90%	N/A	0.90%
Fidelity Variable Insurance Products Fund
VIP Growth [3]	0.57%	N/A	0.08%	0.65%	N/A	0.65%
VIP Money Market [4]	0.27%	N/A	0.08%	0.35%	N/A	0.35%
VIP Overseas [3]	0.72%	N/A	0.17%	0.89%	N/A	0.89%
Fidelity Variable Insurance Products Fund II
VIP II Asset Manager	0.53%	N/A	0.08%	0.61%	N/A	0.61%
VIP II Index 500 [5]	0.24%	N/A	0.09%	0.33%	N/A	0.33%
The GCG Trust [6]
Fully Managed	0.95%	N/A	0.01%	0.96%	N/A	0.96%
Mid-Cap Growth Portfolio	0.88%	N/A	0.01%	0.89%	N/A	0.89%
INVESCO Variable Investment Funds, Inc.
INVESCO VIF-Equity Income Fund [7]	0.75%	N/A	0.33%	1.08%	0.00%	1.08%
INVESCO VIF-High Yield Fund [7]	0.60%	N/A	0.45%	1.05%	0.00%	1.05%
INVESCO VIF-Small Company Growth Fund [7,8]	0.75%	N/A	0.68%	1.43%	0.06%	1.37%
INVESCO VIF-Total Return Fund [7,9]	0.75%	N/A	0.69%	1.44%	0.23%	1.21%
INVESCO VIF-Utilities Fund [7,10]	0.60%	N/A	0.81%	1.41%	0.19%	1.22%
Janus Aspen Series Service Shares [11]
Janus Aspen Aggressive Growth	0.65%	0.25%	0.02%	0.92%	N/A	0.92%
Janus Aspen Growth	0.65%	0.25%	0.02%	0.92%	N/A	0.92%
Janus Aspen International Growth	0.65%	0.25%	0.06%	0.96%	N/A	0.96%
Janus Aspen Worldwide Growth	0.65%	0.25%	0.05%	0.95%	N/A	0.95%
Neuberger Berman Advisers Management Trust
Growth Portfolio	0.82%	N/A	0.08%	0.90%	0.00%	0.90%
Limited Maturity Bond Portfolio	0.65%	N/A	0.11%	0.76%	0.00%	0.76%
Partners Portfolio	0.82%	N/A	0.10%	0.92%	N/A	0.92%
Pilgrim Variable Products Trust [12]
Growth Opportunities Portfolio [13]	0.75%	N/A	1.44%	2.19%	1.29%	0.90%
MagnaCap Portfolio [13]	0.75%	N/A	7.15%	7.90%	7.00%	0.90%
MidCap Opportunities Portfolio [13]	0.75%	N/A	5.01%	5.76%	4.86%	0.90%
SmallCap Opportunities Portfolio [13]	0.75%	N/A	0.23%	0.98%	0.08%	0.90%

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Portfolio	Investment Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Expenses	Fees and Expenses Waived or Reimbursed [1]	Total Net Portfolio Expenses
Putnam Variable Trust
Putnam VT Growth and Income Fund - Class IB Shares [14]	0.46%	0.25%	0.04%	0.75%	N/A	0.75%
Putnam VT New Opportunities Fund - Class IB Shares [14]	0.52%	0.25%	0.05%	0.82%	N/A	0.82%
Putnam VT Small Cap Value Fund - Class IB Shares [14]	0.80%	0.25%	0.30%	1.35%	N/A	1.35%
Putnam VT Voyager Fund - Class IB Shares [14]	0.51%	0.25%	0.05%	0.81%	N/A	0.81%
Van Eck Worldwide Insurance Trust [15]
Worldwide Bond Fund	1.00%	N/A	0.21%	1.21%	0.06%	1.15%
Worldwide Emerging Markets Fund	1.00%	N/A	0.33%	1.33%	0.07%	1.26%
Worldwide Hard Assets Fund	1.00%	N/A	0.16%	1.16%	0.02%	1.14%
Worldwide Real Estate Fund	1.00%	N/A	1.27%	2.27%	0.82%	1.45%
Security Life of Denver Insurance Company
Guaranteed Interest Division	N/A	N/A	N/A	N/A	N/A	N/A

____________________________

1     Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2002 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value.

2     Included in AIM V.I. Government Securities Fund's "Other Expenses" is 0.12% of interest expense.

3     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

4     The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

5     The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

6     The GCG Trust pays Directed Services, Inc. ("DSI") for its services a monthly management fee based on the annual rates of the average daily net assets of the investment portfolios. DSI (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.

7     The Portfolios' "Other Expenses" and "Total Portfolio Expenses" were lower than the figure shown because their custodian fees were reduced under expense offset arrangements.

8     INVESCO absorbed a portion of VIF-Small Company Growth Fund's "Other Expenses" and "Total Portfolio Expenses." After this absorption, these expenses are 0.62% and 1.37%, respectively.

9     INVESCO absorbed a portion of VIF-Total Return Fund's "Other Expenses" and "Total Portfolio Expenses." After this absorption, these expenses are 0.46% and 1.21%, respectively.

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10     INVESCO absorbed a portion of VIF-Utilities Fund's "Other Expenses" and "Total Portfolio Expenses." After this absorption, these expenses are 0.62% and 1.22%, respectively.

11     Janus Aspen Service Shares has a distribution plan or "Rule 12b-1 plan" which is described in the funds' prospectuses. Expenses are based on expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for those portfolios. All expenses are shown without the effect of any expense offset arrangements.

12     The table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.

13     ING Pilgrim Investments has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

14     Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

15     Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Adviser agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

Policy Values

Your policy account value is the amount you have in the guaranteed interest division, plus the amount you have in each variable investment option. If you have an outstanding policy loan, your account value includes the amount in the loan division. See Policy Values, page 32, and Partial Withdrawals, page 37.

Your Account Value in the Variable Division

Accumulation units are the way we measure value in the variable division. Accumulation unit value is the value of one unit of a variable investment option on a valuation date. Each variable investment option has a different accumulation unit value. See Determining Values in the Variable Division, page 32.

The accumulation unit value for each variable investment option reflects the investment performance of the underlying investment portfolio during the valuation period. Each accumulation unit value reflects the expenses of the investment portfolios. See Determining Values in the Variable Division, page 32, and How We Calculate Accumulation Unit Values, page 33.

Transfer of Account Value

You may make an unlimited number of free transfers among the variable investment options or to the guaranteed interest division each policy year. There are restrictions on transfers from the guaranteed interest division. The minimum transfer amount is $100. See Transfer of Account Value, page 33.

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Special Policy Features

Designated Deduction Option

You may designate one investment option from which we will deduct all of your monthly deductions. See Designated Deduction Option, page 30.

Riders

You may attach additional benefits to your policy by rider. In most cases, we deduct a monthly charge from your account value for these benefits. See Riders, page 29.

Dollar Cost Averaging

Dollar cost averaging is a systematic plan of transferring account values to selected investment options. It is intended to protect your policy's value from short-term price fluctuations. However, dollar cost averaging does not assure a profit, nor does it protect against a loss in a declining market. Dollar cost averaging is free. See Dollar Cost Averaging, page 34.

Automatic Rebalancing

Automatic rebalancing periodically reallocates your net account value among your selected investment options to maintain your specified distribution of account value among those investment options. Automatic rebalancing is free. See Automatic Rebalancing, page 35.

Loans

You may take loans against your policy's net cash surrender value. We charge an annual loan interest rate of 4.75%. We credit an annual interest rate of 4% on amounts held in the loan division as collateral for your loan. Beginning in your eleventh policy year, where permitted by law, we may include amounts in the loan division for calculation of your policy's persistency refund. See Policy Loans, page 36.

Policy loans reduce your policy's death benefit and may cause your policy to lapse.

Loans may have tax consequences. See Tax Considerations, page 51.

Partial Withdrawals

You may withdraw part of your net cash surrender value after your first policy anniversary. You may make twelve partial withdrawals per policy year. Partial withdrawals may reduce your policy's death benefit and will reduce your account value. We assess a fee for each partial withdrawal; surrender charges may apply as well. See Partial Withdrawals, page 37.

Some policies with a high account value may qualify for a partial withdrawal before the first policy anniversary. Partial withdrawals may have tax consequences. See Partial Withdrawals, page 37, and Tax Considerations, page 51.

Persistency Refund

After your tenth policy anniversary, where permitted by law, we add a persistency refund to your account value. See Persistency Refund, page 31.

Policy Modification, Termination and Continuation Features

Right to Exchange Policy

For 24 months after the policy date you may exchange your policy for a guaranteed policy, unless state law requires differently. There is no charge for this exchange. See Right to Exchange Policy, page 31.

Surrender

You may surrender your policy for its net cash surrender value at any time before the death of the insured person. All insurance coverage ends on the date we receive your request. If the surrender charge exceeds the available cash value, there will be no proceeds paid to you on surrender. See Surrender, page 39.

A surrender may have tax consequences. See Tax Considerations, page 51.

Lapse

In general, insurance coverage continues as long as your net cash surrender value is enough to pay the monthly deductions. However, your policy and its riders are guaranteed not to lapse during the first

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three years of your policy if the conditions of the special continuation period have been met. See Lapse, page 38, and Special Continuation Period, page 23.

Reinstatement

You may reinstate your policy and riders within five years of its lapse if you still own the policy and the insured person is still insurable. You will also need to pay the required reinstatement premium.

If you had a policy loan existing when coverage ended, we will reinstate it with accrued loan interest to the date of the lapse. See Reinstatement, page 39.

If the guaranteed minimum death benefit lapses and you do not correct it, this feature terminates. Once it terminates, you cannot reinstate this feature.

Policy Maturity

If the insured person is still living on the maturity date (the policy anniversary nearest the insured person's 100th birthday) and you do not choose continuation of coverage, you must surrender your policy. We will pay the net account value. Your policy then ends. See Policy Maturity, page 31.

Continuation of Coverage

At the maturity date, if the insured person is living and the policy is in force, you may choose to let the continuation of coverage feature become effective. See Continuation of Coverage, page 31.

Death Benefits

After the insured person's death, we pay death proceeds to the beneficiaries if your policy is in force. Based on the death benefit option you have chosen and whether or not you have coverage under an adjustable term insurance rider, your policy's death benefit may vary.

Generally we require a minimum stated death benefit of $50,000 to issue your policy.

We may lower this minimum for group or sponsored arrangements, or corporate purchasers. A separate cost of insurance applies to your base death benefit.

Tax Considerations

Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract. See Tax Status of the Policy, page 51.

Assuming the policy qualifies as a life insurance contract under current federal income tax law, your account value earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may cause taxable consequences for you:

  partial withdrawals
  loans
  surrender
  lapse.

In addition, if your policy is a modified endowment contract, a loan against or secured by the policy may cause income taxation. A penalty tax may be imposed on a distribution from a modified endowment contract as well. See Modified Endowment Contracts, page 52.

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. A business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

You should consult a qualified legal or tax adviser before you purchase your policy.

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How the Policy Works

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INFORMATION ABOUT ING SECURITY LIFE, THE SEPARATE ACCOUNT AND THE INVESTMENT OPTIONS

Security Life of Denver Insurance Company

Security Life of Denver Insurance Company ("ING Security Life") is a stock life insurance company organized under the laws of the State of Colorado in 1929. Our headquarters are located at 1290 Broadway, Denver, Colorado 80203-5699. We are admitted to do business in the District of Columbia and all states except New York. At the close of 2000, the company had over $41.5 billion of life insurance in force. As of December 31, 2000 the total assets were over $8.8 billion and capital and surplus were over $491 million measured on a statutory basis of accounting, as prescribed or permitted by the Colorado Division of Insurance.

ING Security Life is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING"). ING ranks 10th among the top 20 global financial institutions by market capitalization. (Source: ING Group, market capitalization of $80.3 billion as of Nov. 30, 2000). ING is headquartered in Amsterdam, The Netherlands. It has consolidated assets over $604.6 billion on a Dutch (modified U.S.) generally accepted accounting principles basis, as of December 31, 2000.

ING offers a complete line of life insurance products, including:

  annuities
  individual life
  group life
  pension products
  market life reinsurance.

The principal underwriter and distributor for our policies is ING America Equities, Inc. ING America Equities is a stock corporation organized under the laws of the State of Colorado in 1993. It is a wholly owned subsidiary of ING Security Life and is registered as a broker/dealer with the SEC and the NASD. ING America Equities, Inc., is located at 1290 Broadway, Denver, Colorado 80203-5699.

Security Life Separate Account L1

Separate Account Structure

We established Security Life Separate Account L1 (the "separate account") on November 3, 1993, under Colorado insurance law. It is a unit investment trust, registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise our management of the separate account or ING Security Life.

The separate account is used to support our variable life insurance policies and for other purposes allowed by law and regulation. We may offer other variable life insurance contracts with different benefits and charges that invest in the separate account. We do not discuss these contracts in this prospectus. The separate account may invest in other securities not available for the policy described in this prospectus.

The company owns all the assets in the separate account. We credit gains to or charge losses against the separate account without regard to performance of other investment accounts.

Order of Separate Account Liabilities

State law provides that we may not charge general account liabilities against the separate account's assets equal to its reserves and other liabilities. This means that if we ever became insolvent, the separate account assets will be used first to pay separate account policy claims. Only if separate account assets remain after these claims have been satisfied can these assets be used to pay other policy owners and creditors.

The separate account may have liabilities from assets credited to other variable life policies offered by the separate account. If the assets of the separate account are greater than required reserves and policy liabilities, we may transfer the excess to our general account.

Investment Options

Investment options include the variable and the guaranteed interest divisions, but not the loan division. The separate account has several variable investment options which invest in shares of underlying investment portfolios. The investment performance of a policy depends on the performance of the investment portfolios you choose.

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Investment Portfolios

Each of the investment portfolios is a separate series of an open-end management investment company. The investment company receives investment advice from a registered investment adviser who, other than Directed Services, Inc., is not associated with us.

The investment portfolios sell shares to separate accounts of insurance companies. These insurance companies may or may not be affiliated with us. This is known as "shared funding." Investment portfolios may sell shares as the underlying investment for both variable annuity and variable life insurance contracts. This process is known as "mixed funding."

The investment portfolios may sell shares to certain qualified pension and retirement plans that qualify under Section 401 of the Internal Revenue Code ("IRC"). As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans, or their participants.

If there is a material conflict, we will consider what should be done, including removing the investment portfolio from the separate account. There are certain risks with mixed and shared funding, and with selling shares to qualified pension and retirement plans. See the investment portfolios' prospectuses.

Investment Portfolio Objectives

Each investment portfolio has a different investment objective that it tries to achieve by following its own investment strategy. The objectives and policies of each investment portfolio affect its return and its risks. With this prospectus, you must receive the current prospectus for each investment portfolio. We summarize the investment objectives for each investment portfolio here. You should read each investment portfolio prospectus.

Certain investment portfolios offered under this policy have investment objectives and policies similar to other funds managed by the portfolio's investment adviser. The investment results of a portfolio may be higher or lower than those of other funds managed by the same adviser. There is no assurance, and no representation is made, that the investment results of any investment portfolio will be comparable to those of another fund managed by the same investment adviser.

INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
AIM V.I. Capital Appreciation Fund	Investment Company: AIM Variable Insurance Funds Investment Adviser: A I M Advisors, Inc.	Seeks growth of capital.
AIM V.I. Government Securities Fund	Investment Company: AIM Variable Insurance Funds Investment Adviser: A I M Advisors, Inc.	Seeks to achieve a high level of current income.
Alger American Growth Portfolio	Investment Manager: Fred Alger Management, Inc.	Seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
Alger American Leveraged AllCap Portfolio	Investment Manager: Fred Alger Management, Inc.	Seeks long-term capital appreciation by investing, under normal circumstances, in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
Alger American MidCap Growth Portfolio	Investment Manager: Fred Alger Management, Inc.	Seeks long-term capital appreciation by focusing on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
Alger American Small Capitalization Portfolio	Investment Manager: Fred Alger Management, Inc.	Seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.
VIP Growth Portfolio	Investment Company: Fidelity Variable Insurance Products Fund Investment Manager: Fidelity Management & Research Company	Seeks capital appreciation by investing in common stocks of companies that it believes have above-average growth potential, either domestic or foreign issuers.
VIP Money Market Portfolio	Investment Company: Fidelity Variable Insurance Products Fund Investment Manager: Fidelity Management & Research Company	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.
VIP Overseas Portfolio	Investment Company: Fidelity Variable Insurance Products Fund Investment Manager: Fidelity Management & Research Company	Seeks long-term growth of capital by investing at least 65% of total assets in foreign securities.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
VIP II Asset Manager Portfolio	Investment Company: Fidelity Variable Insurance Products Fund II Investment Manager: Fidelity Management & Research Company	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP II Index 500 Portfolio	Investment Company: Fidelity Variable Insurance Products Fund II Investment Manager: Fidelity Management & Research Company Sub-Advisor: Bankers Trust Company	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P® 500.
Fully Managed	Investment Company: The GCG Trust Investment Manager: Directed Services, Inc. Portfolio Manager: T. Rowe Price Associates, Inc.	Seeks, over the long term, a high total investment return consistent with the preservation of capital and with prudent investment risk. Invests primarily in the common stocks of established companies believed by the portfolio manager to have above-average potential for capital growth.
Mid-Cap Growth Portfolio	Investment Company: The GCG Trust Investment Manager: Directed Services, Inc. Portfolio Manager: Massachusetts Financial Services Company	Seeks long-term growth of capital. Invests primarily in equity securities of companies with medium market capitalization which the portfolio manager believes have above-average growth potential.
VIF-Equity Income Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks high total return through both growth and current income by investing primarily in dividend-paying common and preferred stocks. The rest of the fund's assets are invested in debt securities, and lower-grade debt securities.
VIF-High Yield Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks to provide a high level of current income by investing primarily in debt securities and preferred stock, with medium to lower credit ratings, including securities issued by foreign companies. It also seeks capital appreciation.
VIF-Small Company Growth Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks long-term capital growth by investing primarily in equity securities of companies with market capitalizations of $2 billion or less at the time of purchase. The remainder of the fund's assets can be invested in a wide range of securities that may or may not be issued by small companies.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
VIF-Total Return Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks to provide high total return through both growth and current income by investing primarily in a combination of common stocks of companies with a strong history of paying regular dividends and in debt securities. The remaining assets of the fund are allocated among these and other investments at INVESCO's discretion, based upon current business, economic and market conditions.
VIF-Utilities Fund	Investment Company: INVESCO Variable Investment Funds, Inc. Investment Adviser: INVESCO Funds Group, Inc.	Seeks capital appreciation and income by investing primarily in companies doing business in the utilities economic sector. The remainder of the fund's assets are not required to be invested in the utilities economic sector.
Aspen Aggressive Growth Portfolio Service Shares	Investment Company: Janus Aspen Series Investment Adviser: Janus Capital	Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential and normally investing at least 50% of its equity assets in medium-sized companies which fall within the range of companies in the S&P® MidCap 400 Index.
Aspen Growth Portfolio Service Shares	Investment Company: Janus Aspen Series Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks selected for their growth potential. Although the portfolio can invest in companies of any size, it generally invests in larger, more established companies.
Aspen International Growth Portfolio Service Shares	Investment Company: Janus Aspen Series Investment Adviser: Janus Capital	Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
Aspen Worldwide Growth Portfolio Service Shares	Investment Company: Janus Aspen Series Investment Adviser: Janus Capital	Seeks long-term growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even in a single country.
Growth Portfolio	Investment Company: Neuberger Berman Advisers Management Trust Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser:: Neuberger Berman, LLC	Seeks growth of capital by investing mainly in common stock mid-capitalization companies.
Limited Maturity Bond Portfolio	Investment Company: Neuberger Berman Advisers Management Trust Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser:: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal by investing mainly in investment-grade bonds and other debt securities from U.S. Government and corporate issuers.
Partners Portfolio	Investment Company: Neuberger Berman Advisers Management Trust Investment Adviser: Neuberger Berman Management Inc. Sub-Adviser:: Neuberger Berman, LLC	Seeks growth of capital by investing mainly in common stock of mid- to large-capitalization companies.
VP Growth Opportunities Portfolio	Investment Company: Pilgrim Variable Products Trust Investment Adviser: ING Pilgrim Investments, LLC	This fund seeks long-term growth of capital.
VP MagnaCap Portfolio	Investment Company: Pilgrim Variable Products Trust Investment Adviser: ING Pilgrim Investments, LLC	The fund seeks growth of capital with dividend income as a secondary consideration.
VP MidCap Opportunities Portfolio	Investment Company: Pilgrim Variable Products Trust Investment Adviser: ING Pilgrim Investments, LLC	This fund seeks long-term capital appreciation.
VP SmallCap Opportunities Portfolio	Investment Company: Pilgrim Variable Products Trust Investment Adviser: ING Pilgrim Investments, LLC	This fund seeks capital appreciation.

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INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
Putnam VT Growth and Income Fund - Class IB Shares	Investment Company: Putnam Variable Trust Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.
Putnam VT New Opportunities Fund - Class IB Shares	Investment Company: Putnam Variable Trust Investment Adviser: Putnam Investment Management, LLC	Seeks long-term capital appreciation by investing mainly in commons stocks of U.S. companies with a focus on growth stocks within sectors believed to have high growth potential.
Putnam VT Small Cap Value Fund - Class IB Shares	Investment Company: Putnam Variable Trust Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation by investing in common stocks of U.S. companies with a focus on value stocks.
Putnam VT Voyager Fund - Class IB Shares	Investment Company: Putnam Variable Trust Investment Adviser: Putnam Investment Management, LLC	Seeks to provide capital appreciation by investing in stocks of U.S. companies with a focus on growth stocks.
Worldwide Bond Fund	Investment Company: Van Eck Worldwide Insurance Trust Investment Adviser and Manager: Van Eck Associates Corporation	Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
Worldwide Emerging Markets Fund	Investment Company: Van Eck Worldwide Insurance Trust Investment Adviser and Manager: Van Eck Associates Corporation	Seeks long-term capital appreciation by investing in equity securities in emerging markets around the world.
Worldwide Hard Assets Fund	Investment Company: Van Eck Worldwide Insurance Trust Investment Adviser and Manager: Van Eck Associates Corporation	Seeks long-term capital appreciation by investing primarily in "hard asset securities." Hard assets include precious metals, natural resources, real estate and commodities. Income is a secondary consideration.
Worldwide Real Estate Fund	Investment Company: Van Eck Worldwide Insurance Trust Investment Adviser and Manager: Van Eck Associates Corporation	Seeks high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

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Guaranteed Interest Division

You may allocate all or a part of your net premium and transfer your net account value into the guaranteed interest division. The guaranteed interest division guarantees principal and is part of our general account. It pays interest at a fixed rate that we declare.

The general account contains all of our assets other than those held in the separate account (variable investment options) or other separate accounts.

The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the guaranteed interest division under the Securities Act of 1933. Also, we have not registered the guaranteed interest division or the general account as an investment company under the Investment Company Act of 1940 (because of exemptive and exclusionary provisions). This means that the general account, the guaranteed interest division and its interests are generally not subject to regulation under these Acts.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the guaranteed interest division. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The amount you have in the guaranteed interest division is the net premium you allocate to that division, plus amounts you transfer to it, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by deductions for charges based on your account value allocated to it.

We declare the interest rate that applies to all amounts in the guaranteed interest division. This interest rate is never less than the minimum guaranteed interest rate of 4.0%. The credited interest rate will be in effect for an initial twelve-month period. Thereafter, the credited interest rate will be guaranteed for successive twelve months at an interest rate current at that time. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the guaranteed interest division on a daily basis. We pay interest regardless of the actual investment performance of our account. We bear all of the investment risk for the guaranteed interest division.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard FirstLine II variable universal life insurance policy. There may be differences in the policy features, benefits and charges because of state requirements where we issue your policy. We describe all such differences in your policy.

If you would like to know about variations specific to your state, please ask your agent/registered representative. ING Security Life can provide him/her with the list of variations that will apply to your policy.

Applying for a Policy

You purchase this variable universal life policy by submitting an application to us. On the policy date, the insured person generally should be no older than age 85. The minimum age to issue a policy for tobacco users is age 15. For guaranteed issue policies, the maximum issue age generally is 70. The insured person is the person on whose life we issue the policy. See Age, page 40.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.

From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limit are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

We and our affiliates offer other products to insure people which may or may not better match your needs.

Temporary Insurance

If you apply and qualify, we may issue temporary insurance in an amount equal to the face amount of insurance for which you applied. The maximum amount of temporary insurance for binding limited life insurance coverage is $3 million, which includes other in-force coverage you have with us.

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Temporary coverage begins when all of the following events have occurred:

  you have completed and signed our binding limited life insurance coverage form we receive and accept a premium payment of at least your scheduled premium (selected on your application)
  part I of the application is complete.

Temporary life insurance coverage ends on the earliest of:

  the date we return your premium payments
  five days after we mail notice of termination to the address on your application the date your policy coverage starts
  the date we refuse to issue a policy based on your application
  90 days after you sign our binding limited life insurance coverage form.

There is no death benefit under the temporary insurance agreement if any of the following events occurs:

  there is a material misrepresentation in your answers on the binding limited life insurance coverage form there is a material misrepresentation in statements on your application the person or persons intended to be insured die by suicide or self-inflicted injury the bank does not honor your premium check.

Policy Issuance

Before we issue a policy, we require satisfactory evidence of insurability of the insured person and payment of your initial premium. This evidence may include completion of underwriting and issue requirements.

The policy date shown on your policy schedule determines:

  monthly processing dates
  policy months
  policy years
  policy anniversaries.

It is not affected by when you receive the policy. The policy date may be different from the date we receive your first premium payment. Generally, we charge monthly deductions from your policy date.

The policy date is determined one of three ways:

  the date you designate on your application, subject to our approval.
  the back-date of the policy to save age, subject to our approval and law.
  if there is no designated date or back-date, the policy date is:
  the date all underwriting and administrative requirements have been met if we receive your initial premium before we issue your policy; or
  the date we receive your initial premium if it is after we approve your policy for issue.

If you choose to have your policy date be earlier than the date we issue your policy (called back-dating), then the following charges will be charged from that earlier date on your first monthly processing date:

  cost of insurance charges
  monthly rider charges
  monthly administrative charge
  policy charge
  mortality and expense risk charge

If you have elected to backdate your policy which enables you to gain benefit of a lower age for the purposes of calculating the cost of insurance charges on your policy, you should understand there are some inherent costs associated with your decision to backdate. For each month that your policy is backdated, the applicable cost of insurance charges are accumulated and deducted from your initial premium payment. Thus, backdating your policy has the effect of lowering your initial net premium and thus the amount available to be allocated to the investment options. On backdated policies the accrued cost of insurance charges deducted from the initial premium result in policy values being lower than those in any policy illustrations you have received.

Definition of Life Insurance

At policy issue, you may choose one of two tests for the federal income tax definition of life insurance. You cannot change your choice later. The tests are the cash value accumulation test and the guideline premium/cash value corridor test. If you choose the guideline premium/cash value corridor test, we may limit premium payments relative to your policy death benefit under this test. See Tax Status of the Policy, page 51.

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Premium Payments

You may choose the amount and frequency of premium payments, within limits. You cannot make premium payments after the death of the insured person or after the continuation of coverage period begins. See Continuation of Coverage, page 31.

We consider payments we receive to be premium payments if you do not have an outstanding loan and your policy is not in the continuation of coverage period. After we deduct certain charges from your premium payment, we add the remaining net premium to your policy.

A payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send payments directly to the Company, rather than through your agent/ registered representative, to assure the earliest crediting date.

Scheduled Premium

Your premium payments are flexible. You may select your scheduled (planned) premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy and schedule, is the amount you choose to pay over a stated time period. This amount may or may not be enough to keep your policy in force. You may receive premium reminder notices for the scheduled premium on a quarterly, semi-annual or annual basis. You are not required to pay the scheduled premium.

You may choose to pay your premium by electronic funds transfer each month. Your financial institution may charge for this service. If you choose to pay your initial premium by electronic transfer, please be sure to include the appropriate information as part of your application to avoid a delay in making your coverage effective.

You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected. During the special continuation period, your scheduled premium should not be less than the minimum annual premium shown in your policy.

If you want the guaranteed minimum death benefit, your scheduled premium should not be less than the guarantee period annual premium shown in your policy. See Guaranteed Minimum Death Benefit, page 27.

Unscheduled Premium Payments

Generally speaking, you may make unscheduled premium payments at any time, however:

  We may limit the amount of your unscheduled premium payments that would result in an increase in the base death benefit amount required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable at the time that you make the unscheduled premium payment if the death benefit is increased due to your unscheduled premium payments.
  We may require proof that the insured person is insurable if your unscheduled premium payment will cause the net amount at risk to increase.
  We will return premium payments which are greater than the "seven-pay" limit for your policy if your payment would cause your policy to become a modified endowment contract, unless you have acknowledged in writing the new modified endowment contract status for your policy. The "seven-pay" limit is defined by the Internal Revenue Code and actuarially determined. It varies based on the age, gender and premium class of each insured, as well as the death benefit and additional benefits or riders on the policy. It is generally the maximum possible premium that we may receive during the first seven policy years in order for the policy not to be classified as a modified endowment contract.

See Modified Endowment Contracts, page 52, and Changes to Comply with the Law, page 54.

If you have an outstanding policy loan and you make an unscheduled payment, we will consider it a loan repayment, unless you tell us otherwise. If your payment is a loan repayment, we do not take tax or sales charges.

Target Premium

Target premium is not based on your scheduled premium. Target premium is actuarially determined based on the age and gender of the insured person. The target premium is used to determine your initial sales charge and the sales compensation we pay. It

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may or may not be enough to keep your policy in force. You are not required to pay the target premium and there is no penalty for paying more or less. The target premium for your policy and additional segments is listed in your policy schedule pages. See Premium Payments, page 22.

Minimum Annual Premium

To qualify for the special continuation period, you must pay a minimum annual premium during each of your first three policy years.

Your minimum annual premium is based on:

  the insured person's age, gender and premium class
  the stated death benefit of your policy
  riders on your policy.

Your minimum annual premium is shown in the schedule pages of your policy. We may reduce the minimum annual premium for group or sponsored arrangements, or for corporate purchasers.

Special Continuation Period

The special continuation period (no lapse guarantee period) is the first three policy years. Under the special continuation period, we guarantee that your policy will not lapse, regardless of its net cash surrender value, if on a monthly processing date:

  premium you have paid, minus partial withdrawals that you have taken, minus outstanding policy loans, including accrued loan interest, is greater than or equal to;
  the minimum monthly premium for each policy month from the first month of your policy through the current monthly processing date.

The minimum monthly premium is one-twelfth of the minimum annual premium.

During the first three years of your policy, if there is not enough net cash surrender value to pay the monthly deductions and you have satisfied these requirements, we do not allow your policy to lapse. We do not permanently waive policy charges. Instead, we continue to deduct these charges which may result in a negative net cash surrender value, unless you pay enough premium to prevent this. The negative balance is your unpaid monthly deductions owing. At the end of the special continuation period, to avoid lapse of your policy you must pay enough premium to bring the net cash surrender value to zero plus the amount that covers your estimated monthly deductions for the following two months. See Lapse, page 38.

Allocation of Net Premium

The net premium is the balance remaining after we deduct tax and sales charges from your premium payment.

Insurance coverage does not begin until we receive your initial premium. It must be at least the sum of the scheduled premium payments due from your policy date through your investment date.

The investment date is the first date we apply net premium to your policy. If we receive your initial premium after we approve your policy for issue, the investment date is the date we receive your initial premium.

We apply the initial net premium to your policy after all of the following conditions have been met:

  we receive the required amount of premium
  all issue requirements have been received by our customer service center we approve your policy for issue.

Amounts you designate for the guaranteed interest division will be allocated to that division on the investment date. If your state requires return of your premium during the free look period, we initially invest amounts you have designated for the variable division in Fidelity VIP Money Market. We later transfer these amounts from this Portfolio to your selected variable investment options, based on your most recent premium allocation instructions, at the earlier of the following dates:

  five days after we mailed your policy plus your state free look period has ended; or
  we have received your delivery receipt plus your state free look period has ended.

If your state provides for return of account value during the free look period (or no free look period), we invest amounts you designated for the variable investment options directly into your selected investment portfolios.

We allocate all later premium payments to your policy on the valuation date of receipt. We use your most recent premium allocation instructions specified in whole numbers totaling 100%. A payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest

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you send payments directly to the Company, rather than through your agent/registered representative, to assure the earliest crediting date.

Premium Payments Affect Your Coverage

Unless you have the guaranteed minimum death benefit feature or your policy is in the special continuation period, your coverage lasts only as long as your net cash surrender value is enough to pay the monthly charges and your cash surrender value is more than your outstanding policy loan plus accrued loan interest. If you do not meet these conditions, your policy will enter the 61-day grace period and you must make a premium payment to avoid lapse. See Lapse, page 38, and Grace Period, page 38.

If you pay your minimum annual premium each year during the first three policy years and take no policy loan or withdrawals, we guarantee your policy and riders will not lapse during the special continuation period, regardless of your net cash surrender value. See Special Continuation Period, page 23.

Under the guaranteed minimum death benefit option, the base death benefit portion of your policy remains effective until the end of the guarantee period. The guaranteed minimum death benefit feature does not apply to riders which terminate when your policy is kept in force under this feature. You must meet all conditions of the guarantee. See Guaranteed Minimum Death Benefit, page 27.

Modified Endowment Contracts

There are special federal income tax rules for distributions from life insurance policies which are modified endowment contracts. These rules apply to policy loans, surrenders and partial withdrawals. Whether or not these rules apply depends upon whether or not the premium we receive is greater than the "seven-pay" limit.

If we find that your scheduled premium causes your policy to be a modified endowment contract on your policy date, we will require you to acknowledge that you know the policy is a modified endowment contract. We will issue your policy based on the scheduled premium you selected. If you do not want your policy to be issued as a modified endowment contract, you may reduce your scheduled premium to a level which does not cause your policy to be a modified endowment contract. We will then issue your policy based on the revised scheduled premium. See Modified Endowment Contracts, page 52.

Death Benefits

You decide the amount of insurance you need, now and in the future. You can combine the long-term advantages of permanent life insurance (base coverage) with the flexibility and short-term advantages of term life insurance. Both permanent and term life insurance are available with one policy. The stated death benefit is the permanent element of your policy. The adjustable term insurance rider is the term insurance element of your policy. See Adjustable Term Insurance Rider, page 29.

Generally, we require a minimum stated death benefit of $50,000. Our underwriting procedures in effect at the time you apply may limit the maximum stated death benefit.

If you have an adjustable term insurance rider at issue, we restrict your target death benefit to no more than eleven times your stated death benefit. See Adjustable Term Insurance Rider, page 29.

It may be to your economic advantage to include part of your insurance coverage under the adjustable term insurance rider. Both the cost of insurance under the adjustable term insurance rider and the cost of insurance for the base death benefit are deducted monthly from your account value and generally increase with the age of the insured person. Use of the adjustable term insurance rider may reduce sales compensation, but may increase the monthly cost of insurance. Coverage provided by the adjustable term insurance rider is not included in the guaranteed minimum death benefit. See Adjustable Term Insurance Rider, page 29.

Your death benefit is calculated as of the date of death of the insured person.

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Death Benefit Summary

This chart assumes no death benefit option changes and no requested or scheduled increases or decreases in stated or target death benefit and that partial withdrawals are less than the premium we receive.

	Option 1	Option 2
Stated Death Benefit	The amount of policy death benefit at issue, not including rider coverage. This amount stays level throughout the life of the policy.	The amount of policy death benefit at issue, not including rider coverage. This amount stays level throughout the life of the policy.
Base Death Benefit	The greater of the stated death benefit or the account value multiplied by the appropriate factor from the definition of life insurance factors.	The greater of the stated death benefit plus the account value or the account value multiplied by the appropriate factor from the definition of life insurance factors.
Target Death Benefit	Stated death benefit plus adjustable term insurance rider benefit. This amount remains level throughout the life of the policy.	Stated death benefit plus adjustable term insurance rider benefit. This amount remains level throughout the life of the policy.
Total Death Benefit	It is the greater of the target death benefit or the base death benefit.	It is the greater of the target death benefit plus the account value or the base death benefit.
Adjustable Term Insurance Rider Benefit	The adjustable term insurance rider benefit is the total death benefit minus base death benefit, but it will not be less than zero. If the account value multiplied by the death benefit corridor factor is greater than the stated death benefit, the adjustable term insurance benefit will be decreased. It will be decreased so that the sum of the base death benefit and the adjustable term insurance rider benefit is not greater than the target death benefit. If the base death benefit becomes greater than the target death benefit, then the adjustable term insurance rider benefit is zero.	The adjustable term insurance rider benefit is the total death benefit minus the base death benefit, but it will not be less than zero. If the account value multiplied by the death benefit corridor factor is greater than the stated death benefit plus the account value, the adjustable term insurance rider benefit will be decreased. It will be decreased so that the sum of the base death benefit and the adjustable term insurance rider benefit is not greater than the target death benefit plus the account value. If the base death benefit becomes greater than the target death benefit plus the account value, then the adjustable term insurance rider benefit is zero.

Base Death Benefit

Your base death benefit can be different from your stated death benefit as a result of:

  your choice of death benefit option
  increases or decreases in the stated death benefit
  a change in your death benefit option.

Federal income tax law requires that your death benefit be at least as much as your account value multiplied by a factor defined by law. This factor is based on:

  the insured person's age
  the insured person's gender
  the cash value accumulation test or the guideline premium/cash value corridor test for the federal income tax law definition of life insurance. See Appendix A, page 181, or Appendix B, page 182.

As long as your policy is in force, we will pay the death proceeds to your beneficiaries after the insured person dies. The beneficiaries are the people you name to receive the death proceeds from your policy. The death proceeds are:

  your base death benefit; plus
  rider benefits; minus
  your outstanding policy loan with accrued loan interest; minus outstanding policy charges incurred before the death of the insured person.

There could be outstanding policy charges if the insured person dies while your policy is in the grace period or in the three-year special continuation period.

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Death Benefit Options

You have a choice of two death benefit options (described below). Your choice may result in your base death benefit being greater than your stated death benefit.

Under death benefit option 1, your base death benefit is the greater of:

  your stated death benefit on the date of the insured person's death; or
  your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

With option 1, positive investment performance generally reduces your net amount at risk, which lowers your policy's cost of insurance charge. Option 1 offers insurance coverage at a set amount with potentially lower cost of insurance charges over time.

Under death benefit option 2, your base death benefit is the greater of:

  your stated death benefit plus your account value on the date of the insured person's death; or
  your account value on the date of the insured person's death multiplied by the appropriate factor from the definition of life insurance factors shown in Appendix A or B.

With option 2, investment performance is reflected in your insurance coverage.

Death benefit option 2 is not available during the continuation of coverage period. If you have option 2 on your policy, it automatically converts to death benefit option 1 when the continuation of coverage period begins. See Continuation of Coverage, page 31.

Changes in Death Benefit Options

You may request a change in your death benefit option on or after your first monthly processing date and before the continuation of coverage period begins.

Your death benefit option change is effective on your next monthly processing date after we approve it, so long as at least one day remains before your monthly processing date. If less than one day remains before your monthly processing date, your change will be effective on your second following monthly processing date.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

A death benefit option change applies to your entire stated or base death benefit. Changing your death benefit option may reduce or increase your target death benefit, as well as your stated death benefit.

We may not approve a death benefit option change if it reduces the target or stated death benefit below the minimum we require to issue your policy.

You may change from death benefit option 1 to option 2, from option 2 to option 1. For you to change from death benefit option 1 to option 2 we may require proof that the insured person is insurable under our normal rules of underwriting.

On the effective date of your option change, your stated death benefit changes as follows:

Change From	Change To	Stated Death Benefit Following Change:

Option 1	Option 2	your stated death benefit before the change minus your account value as of the effective date of the change.
Option 2	Option 1	your stated death benefit before the change plus your account value as of the effective date of the change.

We increase or decrease your stated death benefit to keep the net amount at risk the same. There is no change to the amount of term insurance if you have an adjustable term insurance rider. See Cost of Insurance Charge, page 47.

If you change your death benefit option, we adjust the stated death benefit for each of your segments by allocating your account value to each benefit segment. For example, if you change from death benefit option 1 to option 2, your stated death benefit is decreased by the amount of your account value allocation to that segment. If you change from death benefit option 2 to option 1, your stated death benefit is increased by the amount allocated to that segment.

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We do not impose a surrender charge for a decrease in your stated death benefit caused by a change of death benefit option. We do not adjust the target premium when you change your death benefit option. See Surrender Charge, page 48.

Changing your death benefit option may have tax consequences. You should consult a tax adviser before making changes.

Changes in Death Benefit Amounts

Contact your agent/registered representative or our customer service center to request a change in your policy's death benefit. The change is effective on the next monthly processing date after we receive and approve your request. There may be underwriting or other requirements which must be met before your request can be approved. Your requested change must be for at least $1,000.

After we make your requested change, we will send you a new policy schedule page. Keep it with your policy. We may ask you to send your policy to us so that we can make the change for you. You may change your target death benefit once a policy year.

We may not approve a requested change if it will disqualify your policy as life insurance under federal income tax law. If we disapprove a change for any reason, we provide you with a notice of our decision. See Tax Considerations, page 51.

You may change your policy's stated death benefit on or after your first policy anniversary (first monthly processing date for an increase). You may not decrease the stated death benefit below the minimum we require to issue your policy.

Requested reductions in the death benefit will first decrease the target death benefit. We decrease your stated death benefit only after your adjustable term insurance rider coverage is reduced to zero. If you have more than one segment, we divide decreases in stated death benefit among your benefit segments pro rata unless law requires differently.

You must provide satisfactory evidence that the insured person is still insurable to increase your death benefit. Unless you tell us differently, we assume your request for an increase in your target death benefit is a request for an increase to your stated death benefit. Thus, the amount of your adjustable term insurance rider will not change.

The initial death benefit segment, or first segment, is the stated death benefit on your policy's effective date. A requested increase in stated death benefit will cause a new segment to be created. Once we create a new segment, it is permanent unless law requires differently. The segment year runs from the segment effective date to its anniversary.

Each new segment may have:

  a new sales charge
  new cost of insurance charges, guaranteed and current
  a new incontestability period
  a new suicide exclusion period
  a new target premium
  a new minimum annual premium during the special continuation period new surrender charges.

We allocate the net amount at risk among segments in the same proportion that each segment bears to the total stated death benefit. Premium we receive after an increase is applied to your policy segments in the same proportion as the target premium for each segment bears to the total target premium for all segments. Sales charges are deducted from each segment's premium based on the length of time that segment has been effective.

If a death benefit option change causes the stated benefit to increase, no new segment is created. Instead, the size of each existing segment(s) is (are) changed. If it causes the stated death benefit to decrease, each segment is decreased.

There may be tax consequences as a result of a decrease in your death benefit, as well as a possible surrender charge. You should consult a tax adviser before changing your death benefit amount. See Tax Status of the Policy, page 51, and Modified Endowment Contracts, page 52.

Guaranteed Minimum Death Benefit

Usually, your coverage lasts only as long as your net cash surrender value is enough to pay the monthly charges and your cash surrender value is more than your outstanding policy loan plus accrued loan interest. Your account value depends on:

  timing and amount of any premium payments
  the investment performance of the variable investment options the interest you earn in the guaranteed interest division

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  the amount of your monthly charges
  partial withdrawals you take
  loan activity you may have.

The guaranteed minimum death benefit may be selected only at policy issue. This option extends the period that your policy's stated death benefit remains in effect even if the variable investment options perform poorly. It has a guarantee period that lasts until the insured person turns age 65 or ten policy years, whichever is later.

The guaranteed minimum death benefit coverage does not apply to riders, including the adjustable term insurance rider. Therefore, if your net account value net cash surrender value is not enough to pay the deductions as they come due on your policy and if your policy is no longer in the special continuation period, only the stated death benefit portion of your coverage is guaranteed to stay in force. See Lapse, page 38.

Charges for your base coverage are deducted each month to the extent that there is sufficient net account value to pay these charges. If there is not sufficient net account value to pay a charge, it is permanently waived. Deduction of charges will resume once there is sufficient net account value.

The guaranteed minimum death benefit feature is not available in some states.

Requirements to Maintain the Guarantee Period

To qualify for the guaranteed minimum death benefit you must pay an annual premium higher than the minimum annual premium. This higher premium is called the guarantee period annual premium. The guarantee period monthly premium is one-twelfth of the guarantee period annual premium. Your net account value must meet certain diversification requirements. See Charges and Deductions, page 45.

Your guarantee period annual premium is based on a percentage of the guideline level premium calculated under the federal tax laws. Your guideline level annual premium depends on:

  your policy's stated death benefit
  the insured person's age, gender, premium class and underwriting characteristics the death benefit option you chose
  additional rider coverage on your policy
  other additional benefits on your policy.

At each monthly processing date we test to see if you have paid enough premium to keep your guarantee in place. We calculate:

  actual premium we receive; minus
  the amount of any partial withdrawals you make; minus
  policy loan amounts you take with accrued loan interest. This amount must equal or exceed;
  the sum of the guarantee period monthly premium payments for each policy month starting with your first policy month through the end of the policy month that begins on the current monthly processing date.

You must continually meet the requirements of the guarantee period for this feature to remain in effect. We show the guarantee period annual premium on your policy schedule. If your policy benefits increase, the guarantee period annual premium increases.

In addition, the guarantee period ends if your net account value on any monthly processing date is not diversified as follows:

  your net account value is invested in at least five investment options; and
  no more than 35% of your net account value is in any one investment option.

Your policy will continue to meet the diversification requirements if:

  you have automatic rebalancing and you meet the two diversification tests listed above; or
  you have dollar cost averaging which results in transfers into at least four investment options with no more than 35% of any transfer directed to any one.

See Dollar Cost Averaging, page 34, and Automatic Rebalancing, page 35.

If you select the guaranteed minimum death benefit option, you must make sure your policy satisfies the premium test and diversification test. If you fail to satisfy either test we send you a notice and give you a thirty day opportunity to correct the condition. If you do not correct it, this feature terminates. Once it terminates, you cannot reinstate the guaranteed minimum death benefit feature. The guarantee period annual premium then no longer applies to your policy.

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Riders

Your policy may include benefits, attached by rider. A rider may have an additional cost. You may cancel riders at any time.

We may offer riders not listed here. Contact your agent/registered representative for a list of riders currently available.

Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 52.

Adjustable Term Insurance Rider

You may increase your death proceeds by adding an adjustable term insurance rider. This rider allows you to schedule the pattern of death benefits appropriate for your anticipated needs. As the name suggests, the adjustable term insurance rider adjusts over time to maintain your desired level of coverage.

You specify a target death benefit when you apply for this rider. The target death benefit can be level for the life of your policy or can be scheduled to change at the beginning of a selected policy year(s). See Death Benefits, page 24.

We generally restrict your target death benefit to an amount not more than eleven times your stated death benefit at issue. In other words, if your stated death benefit is $100,000, then the maximum amount of target death benefit we allow you is $1,100,000.

The adjustable term insurance rider death benefit is the difference between your target death benefit and your base death benefit, but not less than zero. The rider's death benefit automatically adjusts daily as your base death benefit changes. Your death benefit depends on which death benefit option is in effect:

     Option 1: If option 1 is in effect, the total death benefit is the greater of:

          a.     the target death benefit; or

          b.     the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

     Option 2: If option 2 is in effect, the total death benefit is the greater of:

          a.     the target death benefit plus the account value; or

          b.     the account value multiplied by the appropriate factor from the death benefit corridor factors in the policy.

For example, under option 1, assume your base death benefit changes as a result of a change in your account value. The adjustable term insurance rider adjusts to provide a death benefit equal to your target death benefit in each year:

Base Death Benefit	Target Death Benefit	Adjustable Term Insurance Rider Amount

$201,500	$250,000	$48,500
202,500	250,000	47,500
202,250	250,000	47,750

It is possible that the amount of your adjustable term insurance may be zero if your base death benefit increases enough. Using the same example, if the base death benefit under your policy grew to $250,000 or more, the adjustable term insurance would be zero.

Even when the adjustable term insurance is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if later the base death benefit drops below your target death benefit, the adjustable term insurance rider coverage reappears to maintain your target death benefit.

You may change the target death benefit schedule after it is issued, based on our rules. See Changes in Death Benefit Amounts, page 27.

We may deny future, scheduled increases to your target death benefit if you cancel a scheduled change or if you ask for an unscheduled decrease in your target death benefit.

Partial withdrawals, changes from death benefit option 1 to option 2, and base decreases may reduce your target death benefit. See Partial Withdrawals, page 37, and Changes in Death Benefit Options, page 26.

There is no defined premium for a given amount of adjustable term insurance coverage. Instead, we deduct a separate monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the adjustable term death benefit in effect at the monthly processing date. The cost of insurance rates are determined by us from time to time. They are based on the issue age,

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gender and premium class of the insured person, as well as the length of time since your policy date.

The only charge for this rider is the cost of insurance charge. The total charges that you pay may be less if you have some coverage under an adjustable term insurance rider rather than as stated death benefit. There are no sales charges or surrender charges for this coverage.

If the target death benefit is increased by you after the adjustable term insurance rider is issued, we use the same cost of insurance rate schedule for the entire coverage for this rider. These rates are based on the original premium class even though satisfactory new evidence of insurability is required for the increased schedule. The monthly guaranteed maximum cost of insurance rates for this rider will be stated in the policy. See Cost of Insurance Charge, page 47.

Not all policy features apply to the adjustable term insurance rider. The rider does not contribute to the policy account value nor to surrender value. It does not affect investment performance and cannot be used for a policy loan. The adjustable term insurance rider provides benefits only at the insured person's death.

Accelerated Death Benefit Rider

This rider pays part of the death benefit to you if a qualified doctor diagnoses a terminal illness of the insured person. Receipt of such an accelerated payment reduces the death benefit of your policy and its net cash surrender value. No policy loans are permitted after this rider is exercised. There is no charge for this rider.

Additional Insured Rider

This rider provides death benefits upon the death of a named immediate family member. The insured person must be at least age 15 and no more than age 85. You may add up to nine additional insured riders to your policy. We require proof of insurability for each person. Minimum coverage for each person is $10,000. Maximum coverage for all additional insured persons is five times your total stated death benefit. The monthly charge for this rider is $0.06 to $0.13 per $1,000 of rider coverage depending on the insured person's age. See Cost of Insurance Charge, page 47.

Waiver of Cost of Insurance Rider

If the insured person becomes totally disabled while your policy is in force, this rider provides that we waive the monthly expense, cost of insurance and rider charges during the disability period. The insured person must be no less than age 10 and no more than age 55. If you add this rider to your policy, you may not add the waiver of specified premium rider. The rider charges are included as part of your monthly cost of insurance charge. See Cost of Insurance Charge, page 47.

Waiver of Specified Premium Rider

If the insured person becomes totally disabled while your policy is in force, this rider provides that after a waiting period, we credit a specified premium amount monthly to your policy during the disability period. Subject to our underwriting, you specify this amount on the application for the policy. The insured person must be no less than age 10 and no more than age 55. The minimum coverage under this rider is $25 monthly. The monthly charge for this rider is $1.70 to $12.70 per $100 of rider coverage depending on the insured person's age. If your policy is a guaranteed issue policy, the monthly charge for this rider is $3.40 to $25.40 per $100 of coverage depending on issue age.

A policy may contain either the Waiver of Cost of Insurance Rider or the Waiver of Specified Premium Rider, but not both.

Special Features

Designated Deduction Option

You may designate one investment option from which we will deduct your monthly charges. You may make this designation at any time. You may not use the loan division as your designated deduction option.

You may elect not to choose a designated deduction investment option or the amount in your designated deduction investment option may not be enough to cover the monthly deductions. If so, these charges are taken from the variable investment options and guaranteed interest division in the same proportion that your account value in each has to your total net account value on the monthly processing date.

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Right to Exchange Policy

During the first 24 months after your policy date, you have the right to exchange your policy for a guaranteed policy, unless state law requires differently. We transfer the amount you have in the variable division to the guaranteed interest division. We allocate all future net premium to the guaranteed interest division. We do not allow future payments or transfers to the variable investment options after you exercise this right. We do not charge for this exchange. See Guaranteed Interest Division, page 20.

Policy Maturity

You may surrender your policy at any time. If, at the policy anniversary nearest the insured person's 100th birthday (maturity date), you do not want the continuation of coverage feature, you should surrender the policy for the net account value and end coverage. Part of this payment may be taxable. You should consult your tax adviser.

Continuation of Coverage

The continuation of coverage feature allows your insurance coverage to continue in force beyond your policy maturity date. If you choose to allow the continuation of coverage feature to become effective, we:

  convert target death benefit to stated death benefit
  convert death benefit option 2 to death benefit option 1, if applicable terminate all riders
  transfer your net account value (excluding the amount in the loan division) into the guaranteed interest division terminate dollar cost averaging and automatic rebalancing.

Your insurance coverage continues in force until the death of the insured person, unless the policy lapses or is surrendered. However we accept no more premium payments, we deduct no further charges and we cease monthly deductions. See Continuation of Coverage, page 31.

You may not make transfers into the variable investment options during the continuation of coverage period but you may take a policy loan or partial withdrawals. If we pay a persistency refund on the guaranteed interest division, it will be credited to your policy. See Persistency Refund, page 31.

If you have an outstanding policy loan, interest continues to accrue. If you fail to make sufficient loan or loan interest payments, it is possible that the loan balance plus accrued interest may become greater than your account value and cause your policy to lapse. To avoid lapse, you may repay the loan and loan interest during the continuation of coverage period.

If you wish to stop coverage during the continuation of coverage period, you may surrender your policy and receive the net account value. There is no surrender charge during this period. All other normal consequences of surrender apply. See Surrender, page 39.

The continuation of coverage feature is not available in all states. If a state has approved this feature, it is an automatic feature and you do not need to take any action to activate it. In certain states the death benefit during the continuation of coverage period is the account value. Contact your agent/registered representative or our customer service center to find out if this feature is available in your state and which type of death benefit applies in your state.

The tax consequences of coverage continuing beyond the insured person's 100th birthday are uncertain. You should consult a tax adviser as to those consequences.

Persistency Refund

Where state law permits, we pay long-term policy owners a persistency refund. Each month your policy remains in force after your tenth policy anniversary, we credit your account value with a refund of 0.05% of account value. This refund is 0.6% of your account value on an annual basis.

We do not guarantee that we will pay a persistency refund on the guaranteed interest division. If we do, however, we will pay it even if your policy is in the continuation of coverage period.

We add the persistency refund to the variable investment options and guaranteed interest division, but not the loan division, in the same proportion that your account value in each investment option has to your net account value as of the monthly processing date.

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Here are two examples of how the persistency refund may affect your account value:

Example 1: Your policy has no loan:

  account value = $10,000 (all in the variable division)
  monthly persistency refund rate = 0.0005
  persistency refund = 10,000 x .0005 = $5.00
	Value Before Persistency Refund	Value After Persistency Refund
Variable Division	$10,000.00	$10,005.00

Example 2: Your policy does have a loan:

  account value = $10,000
  account value in the variable division = $6,000
  account value in the loan division = $4,000
  monthly persistency refund rate = 0.0005
  persistency refund = 10,000 x .0005 = $5.00
	Value Before Persistency Refund	Value After Persistency Refund
Variable Division	$6,000.00	$6,005.00
Loan	$4,000.00	$4,000.00

Policy Values

Account Value

Your account value is the total amount you have in the guaranteed interest division, the variable division and the loan division. Your account value reflects:

  net premium applied
  charges deducted
  partial withdrawals taken
  investment performance of the variable investment options
  interest earned on the guaranteed interest division
  interest earned on the loan division.

Net Account Value

Your policy's net account value is your account value minus the amount of your outstanding policy loan and accrued loan interest, if any.

Cash Surrender Value

Your cash surrender value is your account value minus any surrender charge due.

Net Cash Surrender Value

Your net cash surrender value is your cash surrender value minus the amount of your outstanding policy loan and accrued loan interest, if any.

Determining Values in the Variable Division

The amounts in the variable division are measured by accumulation units and accumulation unit values. The value of each variable investment option is the accumulation unit value for that option multiplied by the number of accumulation units you own in that option. Each variable investment option has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each variable investment option varies with the investment performance of the underlying portfolio. It reflects:

  investment income
  realized and unrealized gains and losses
  investment portfolio expenses
  daily mortality and expense risk charges.

A valuation date is one on which the net asset value of the investment portfolio shares and unit values of the variable investment options are determined. Valuation dates are each day the New York Stock Exchange and the company's customer service center are open for business, except for days on which an investment portfolio does not value its shares or any other day as required by law. Each valuation date ends at 4:00 p.m. Eastern time. Our customer service center may not be open on major holidays.

You purchase accumulation units when you allocate premium or make transfers to a variable investment option, including transfers from the loan division.

We redeem accumulation units:

  when amounts are transferred from a variable investment option (including transfers to the loan division).
  for the monthly deductions from your account value.
  for policy transaction fees.

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  for surrender charges.
  when you take a partial withdrawal.
  if you surrender your policy.
  to pay the death proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the variable investment option calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We take monthly deductions from your account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the variable investment options goes up or down depending on investment performance.

For amounts in the variable investment options, there is no guaranteed minimum value.

How We Calculate Accumulation Unit Values

We determine accumulation unit values on each valuation date.

We generally set the accumulation unit value for a variable investment option at $10 when the investment option is first opened. After that, the accumulation unit value on any valuation date is:

  the accumulation unit value for the preceding valuation date multiplied by the variable investment option's accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.

We calculate an accumulation experience factor for each variable investment option every valuation date as follows:

  We take the share value of the underlying portfolio shares as reported to us by the investment portfolio managers as of the close of business on that valuation date.
  We add dividends or capital gain distributions declared per share and reinvested by the investment portfolio on the date that the share value is affected. If applicable, we subtract a charge for taxes.
  We divide the resulting amount by the value of the shares in the underlying investment portfolio at the close of business on the previous valuation date.
  We then subtract the mortality and expense risk charge. The daily charge is .002055% (.75% annually) of the accumulation unit value. If the previous day was not a valuation date, this charge is multiplied by the number of days since the last valuation date.

Transfer of Account Value

You may make transfers of your account value among the variable investment options and the guaranteed interest division. If your state requires a refund of premium during the free look period, you may not make transfers until after your free look period ends.

Currently, we do not limit your number of transfers, but we reserve the right to do so if we determine the trading within your policy is excessive. You may not make transfers during the continuation of coverage period. See Excessive Trading, page 34, and Continuation of Coverage, page 31.

You may make transfer requests in writing, or by telephone if you have telephone privileges, to our customer service center. You may fax your request to us. Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request in writing.

Your transfer takes effect on the valuation date we receive your request. The minimum amount you may transfer is $100. This minimum does not need to come from one investment option or be transferred to

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one investment option as long as the total amount you transfer is at least $100. However, if the amount remaining in an investment option is less than $100 and you make a transfer request, we transfer the entire amount.

Excessive Trading

Excessive trading activity can disrupt investment portfolio management strategies and increase portfolio expenses through:

  increased trading and transaction costs
  forced and unplanned portfolio turnover
  lost opportunity costs
  large asset swings that decrease the investment portfolio's ability to provide maximum investment return to all policyowners.

In response to excessive trading, we may place restrictions or refuse transfers and impose a fee for each future transfer of up to $25. We will take such actions when we determine, in our sole discretion, that transfers are harmful to the investment portfolios or to policyowners as a whole.

Guaranteed Interest Division Transfers

Transfers into the guaranteed interest division are not restricted.

You may transfer amounts from the guaranteed interest division only in the first 30 days of each policy year. Transfer requests received within 30 days before your policy anniversary will occur on your policy anniversary. A request received by us within 30 days after your policy anniversary is effective on the valuation date we receive it. Transfer requests made at any other time will not be processed.

Transfers from the guaranteed interest division in each policy year are limited to the largest of:

  25% of your guaranteed interest division balance at the time of your first transfer or withdrawal out of it in that policy year; or
  the sum of the amounts you have transferred and withdrawn from the guaranteed interest division in the prior policy year; or
  $100.

Dollar Cost Averaging

If your policy has at least $10,000 invested in a qualifying source portfolio, you may elect dollar cost averaging. The qualifying source portfolio is the Fidelity VIP Money Market Portfolio. The main goal of dollar cost averaging is to protect your policy values from short-term price changes. There is no charge for this feature.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

This systematic plan of transferring account values is intended to reduce the risk of investing too much when the price of portfolio's shares is high. It also reduces the risk of investing too little when the price of a portfolio's shares is low. Since you transfer the same dollar amount to the investment options each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high. There is no charge for this feature.

You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least one day after we receive your dollar cost averaging request. If your state requires a refund of all premium received during the free look period, dollar cost averaging begins after the end of your free look period.

With dollar cost averaging, you designate either a dollar amount or a percentage of your account value for automatic transfer from a qualifying source portfolio. Each period we automatically transfer the amount you select from your chosen source portfolio to one or more other variable investment options. You may not use the guaranteed interest division or the loan division in dollar cost averaging.

The minimum percentage you may transfer to one investment option is 1% of the total amount you transfer. You must transfer at least $100 on each dollar cost averaging transfer date.

Dollar cost averaging may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. Unless you tell us otherwise, dollar cost averaging automatically takes place monthly on the monthly processing date.

You may have both dollar cost averaging and automatic rebalancing at the same time. However, your dollar cost averaging source portfolio cannot be included in your automatic rebalancing program.

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Changing Dollar Cost Averaging

If you have telephone privileges, you may change the program by telephoning our customer service center or you may fax your request to us. Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request in writing. See Telephone Privileges, page 42.

Terminating Dollar Cost Averaging

You may cancel dollar cost averaging by sending satisfactory notice to our customer service center. We must receive it at least one day before the next dollar cost averaging date.

Dollar cost averaging will terminate on the date:

  you specify
  your balance in the source portfolio reaches a dollar amount you set the amount in the source portfolio is equal to or less than the amount to be transferred. We will transfer the remaining amount and dollar end cost averaging ends.

Automatic Rebalancing

Automatic rebalancing is a method of maintaining a consistent approach to investing account values over time and simplifying the process of asset allocation among your chosen investment options. There is no charge for this feature.

If you choose this feature, on each rebalancing date we transfer amounts among the investment options to match your pre-set automatic rebalancing allocation. After the transfer, the ratio of your account value in each investment option to your total account value for all investment options included in automatic rebalancing matches the automatic rebalancing allocation percentage you set for that investment option. This action rebalances the amounts in the investment options that do not match your set allocation. This mismatch can happen if an investment option outperforms the other investment options for that time period.

You may choose automatic rebalancing on your application or later by completing our customer service form. Automatic rebalancing may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. If you do not specify a frequency, automatic rebalancing will occur quarterly.

The first transfer occurs on the date you select (after your free look period if your state requires return of premium during the free look period). If you do not request a date, processing is on the last valuation date of the calendar quarter in which we receive your request.

You may have both automatic rebalancing and dollar cost averaging at the same time. However, the source portfolio for your dollar cost averaging cannot be included in your automatic rebalancing program. You may not include the loan division.

Changing Automatic Rebalancing

You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the valuation date that we receive it at our customer service center. If you reduce the amount allocated to the guaranteed interest division, it is considered a transfer from that division. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the guaranteed interest division. See Transfers of Account Value, page 33.

If you have the guaranteed minimum death benefit and you ask for an automatic rebalancing allocation which does not meet the guaranteed minimum death benefit diversification requirements, we will notify you and ask you for revised instructions. See Guaranteed Minimum Death Benefit, page 27.

Terminating Automatic Rebalancing

You may terminate automatic rebalancing at any time, as long as we receive your notice of termination at least one day before the next automatic rebalancing date.

If you have the guaranteed minimum death benefit and you terminate automatic rebalancing, you still must meet the account value diversification requirements for the guarantee period to continue. See Guaranteed Minimum Death Benefit, page 27.

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Policy Loans

You may borrow from your policy at any time after the first monthly processing date, by using your policy as security for a loan, or as otherwise required by law. The amount you borrow (policy loan) is:

  the total amount you borrow from your policy; plus
  policy loan interest that is capitalized when due; minus
  policy loan or interest repayments you make.

Unless law requires differently, a new policy loan must be at least $100. The maximum amount you may borrow on any valuation date, unless required differently by law, is your net cash surrender value minus the monthly deductions to your next policy anniversary or 13 monthly deductions if you take a loan within thirty days before your next policy anniversary.

Your request for a policy loan must be directed to our customer service center. If you have telephone privileges, you may request a policy loan for less than $25,000 by telephone or fax. Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request in writing. See Telephone Privileges, page 42.

When you request a loan you may specify one investment option from which the loan will be taken. If you do not specify one, the loan will be taken proportionately from each active investment option you have, including the guaranteed interest division.

Loan interest charges on your policy loan accrue daily at an annual interest rate of 4.75%. Interest is due in arrears on each policy anniversary. If you do not pay it when due, we add it to your policy loan balance.

When you take a policy loan, we transfer an amount equal to your policy loan to the loan division. We follow this same process for loan interest due at your policy anniversary. The loan division is part of our general account specifically designed to hold collateral for policy loans and interest. We credit the loan division with interest at an annual rate of 4%.

If you request an additional loan, we add the new loan amount to your existing policy loan. This way, there is only one loan outstanding on your policy at any time.

Loan Repayment

You may repay your policy loan at any time. We assume that payments you make, other than scheduled premium payments, are policy loan repayments. You must tell us if you want payments to be premium payments.

When you make a loan repayment, we transfer an amount equal to your payment from the loan division to the variable investment options and the guaranteed interest division in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan

Taking a loan decreases the amount you have in the investment options. Accruing loan interest will change your net account value as compared to what it would have been if you did not take a loan.

Even if you repay your loan, it has a permanent effect on your account value. The benefits under your policy may be affected.

The loan is a first lien on your policy. If you do not repay your policy loan, we deduct your outstanding policy loan and accrued loan interest from the death proceeds or the cash surrender value payable.

A policy loan may affect the guaranteed minimum death benefit feature and the length of time your policy remains in force. If you do not make loan payments your policy could lapse. Policy loans may cause your policy to lapse if your cash surrender value minus policy loan amounts and accrued loan interest is not enough to pay your deductions each month. See Lapse, page 38.

Policy loans may have tax consequences. If your policy lapses with a loan outstanding, you may have further tax consequences See Distributions Other than Death Benefits from Modified Endowment Contracts, page 53, and Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts, page 53.

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If you use the continuation of coverage feature and you have a policy loan, loan interest continues to accrue.

Partial Withdrawals

You may request a partial withdrawal to be processed

on any valuation date after your first policy anniversary by contacting our customer service center. If your policy qualifies as being "in corridor" you may make partial withdrawals prior to your first anniversary. A policy is "in corridor" if:

  under death benefit option 1, your account value multiplied by the appropriate factor from Appendix A or B is greater than your stated death benefit under death benefit option 2, your account value multiplied by the appropriate factor from Appendix A or B is greater than your stated death benefit plus your account value.

You make a partial withdrawal by withdrawing part of your net cash surrender value. If your request is by telephone or fax, it must be for less than $25,000 and may not cause a decrease in your death benefit. Otherwise, your request must be in writing. Telephone and facsimile transfers may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request in writing. See Telephone Privileges, page 42.

You may take up to twelve partial withdrawals per policy year. The minimum partial withdrawal you may take is $100. The maximum partial withdrawal you may take is the amount which leaves $500 as your net cash surrender value. The maximum withdrawal from an "in corridor" policy prior to the first policy anniversary is limited to the amount that would cause your policy to no longer qualify as "in corridor." If you request a withdrawal of more than this maximum, we require you to surrender your policy or reduce the withdrawal.

When you take a partial withdrawal, we deduct your withdrawal amount plus a service fee from your account value. We may deduct a surrender charge from your account value if your partial withdrawal causes a reduction in your stated death benefit. See Charges and Deductions, page 45.

Partial withdrawals do not reduce the stated death benefit if your base death benefit has been increased to qualify your policy as life insurance under the federal income tax laws and if you withdraw an amount that is no greater than the amount that reduces your account value to a level which no longer requires your base death benefit to be increased to qualify as life insurance for federal income tax law purposes. See Tax Status of the Policy, page 51.

We require a minimum death benefit to issue your policy. You are not allowed to take a partial withdrawal if it reduces your death benefit below this minimum.

We will make a partial withdrawal from the guaranteed interest division and the variable investment options in the same proportion that each has to your net account value immediately before your withdrawal, or you may select one investment option from which your partial withdrawal will be taken. If you select the guaranteed interest division, however, the amount withdrawn from it may not be for more than your total withdrawal multiplied by the ratio of your account value in the guaranteed interest division to your total net account value immediately before the partial withdrawal transaction.

Partial withdrawals may have adverse tax consequences. See Distributions Other than Death Benefits from Modified Endowment Contracts, page 53, and Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts, page 53.

Partial Withdrawals under Death Benefit Option 1

If you selected death benefit option 1, it is your first partial withdrawal of the policy year, no more than fifteen years have passed since your policy date, and the insured person is not yet age 81, you may make a partial withdrawal of up to the greater of 10% of your account value, or 5% of your stated death benefit without decreasing your stated death benefit.

Otherwise, amounts you withdraw will reduce your stated death benefit by the amount of the withdrawal and may be subject to a surrender charge, unless your policy death benefit has been increased to meet the federal income tax definition of life insurance. Then at least part of your partial withdrawal may be made without reducing your stated death benefit.

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Partial Withdrawals under Death Benefit Option 2

If you have selected death benefit option 2, a partial withdrawal does not reduce your stated or target death benefit. However because your account value is reduced, we reduce the total death benefit by at least the partial withdrawal amount.

Lapse

Your insurance coverage continues as long as your net cash surrender value is enough to pay your deductions each month. Lapse does not apply if either the guaranteed minimum death benefit feature or the special continuation period is in effect and you have met all requirements. See Special Continuation Period, page 23, and Guaranteed Minimum Death Benefit, page 27.

If you have an outstanding policy loan, your policy will lapse if the loan plus accrued interest is more than your account value. Thus, during the continuation of coverage period, the policy could lapse if there is an outstanding policy loan even though there are no further monthly deductions.

Grace Period

Your policy enters a 61-day lapse grace period if, on a monthly processing date your net cash surrender value is zero (or less); the three-year special continuation period has expired, or you have not paid the required special continuation period premium; and you do not have the guaranteed minimum death benefit or it has expired or terminated.

We notify you that your policy is in a grace period at least 30 days before it ends. We send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally is the past due charges, plus your estimated monthly policy and rider deductions for the next two months. If the insured person dies during the grace period we do pay death proceeds to your beneficiaries with reductions for your policy loan balance, accrued loan interest and monthly deductions owed.

No lapse notice will be sent to you if the guaranteed minimum death benefit is going to lapse.

If we receive payment of the required amount before the end of the grace period, we apply it to your account value in the same manner as your other premium payments, then we deduct the overdue amounts from your account balance.

If you do not pay the full amount within the 61-day grace period, your policy and its riders lapse without value. We withdraw your remaining account balance from the variable and guaranteed interest divisions. We deduct amounts you owe us, including surrender charges, and inform you that your coverage has ended.

If You Have the Guaranteed Minimum Death Benefit in Effect

After the special continuation period has ended and if the guaranteed minimum death benefit is in effect, your policy's stated death benefit will not lapse during the guarantee period. This is true even if your net cash surrender value is not enough to cover the deductions from your account value on your monthly processing date. See Guaranteed Minimum Death Benefit, page 27.

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Lapse Summary

Special Continuation Period		Guaranteed Minimum Death Benefit
If you meet the requirements	If you do not meet the requirements or it is no longer in effect	If you meet the requirements	If you do not meet the requirements or it is no longer in effect
Your policy does not lapse if you do not have enough net cash surrender value to pay the monthly charges. The charges are deducted and may cause a negative account value until the earlier of: 1) the date you have enough net account value, or 2) until the end of the special continuation period.	Your policy enters the grace period if your net cash surrender value is not enough to pay the monthly charges, or if your loan plus accrued loan interest is more than your cash surrender value. If you do not pay enough premium to cover the past due monthly charges and interest due plus the monthly charges and interest due through the end of the grace period, your policy lapses.	Your policy does not lapse if you do not have enough net cash surrender value to pay the monthly charges. However, if you have riders, they lapse after the grace period and only your base coverage remains in force. Charges for your base coverage are then deducted each month to the extent that there is sufficient net account value to pay them. If there is not sufficient net account value to pay a charge, it is permanently waived.	Your policy enters the grace period if your net cash surrender value is not enough to pay the monthly charges, or if your loan plus accrued loan interest is more than your cash surrender value. If you do not pay enough premium to cover the past due monthly charges and interest due plus the monthly charges and interest due through the end of the grace period, your policy lapses.

Reinstatement

If you do not pay enough premium before the end of the grace period, your policy lapses. You may still reinstate your policy and its riders (other than the guaranteed minimum death benefit) within five years of the end of the grace period.

Unless state law requires differently, we will reinstate your policy and riders if:

  you are the owner and have not surrendered your policy
  you provide satisfactory evidence that the insured person (including those under your riders) is still insurable according to our normal rules of underwriting we receive enough premium to keep your policy and riders in force from the beginning to the end of the grace period and for two months after the reinstatement date.

Reinstatement is effective on the monthly processing date following our approval of your reinstatement application. When we reinstate your policy, we reinstate the surrender charges for the amount and time remaining when your policy lapsed. If you had a policy loan when coverage ended, we reinstate it with accrued loan interest to the date of lapse. The cost of insurance charges at the time of reinstatement are adjusted to reflect the time since the lapse.

We apply net premium received after reinstatement according to your most recent instructions which may be those in effect at the start of the grace period.

Surrender

You may surrender your policy for its net cash surrender value any time while the insured person is alive. You may take your net cash surrender value in other than one payment.

We compute your net cash surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy. See Policy Values, page 32, and Settlement Provisions, page 43.

If you surrender your policy during the first fourteen policy or segment years we deduct a surrender charge from your net account value. If you surrender your policy during the early years, you may have little or

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no net cash surrender value. See Surrender Charge, page 48.

We do not pro-rate or add back to your account value charges or expenses which we deducted before your surrender.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits from Modified Endowment Contracts, page 53, and Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts, page 53.

General Policy Provisions

Free Look Period

You have the right to examine your policy and return it (for any reason) to us within the period shown in the policy. The right to examine your policy (also called free look period) starts on the date you receive it. If you return your policy to us within your state's specified time limit, we cancel it as of your policy date.

If you cancel your policy during this free look period, you will receive a refund as determined by law. Generally, there are two types of free look refunds:

  some states require a return of all premium we receive
  other states require payment of account value plus a refund of all charges deducted.

Your policy will specify what type of free look refund applies in your state. The type of free look refund will affect when premium we receive before the end of the free look period is allocated into the variable investment options. See Allocation of Net Premium, page 23.

Your Policy

The contract between you and us is the combination of:

  your policy (or certificate)
  a copy of your original application and applications for benefit increases or decreases your riders
  endorsements
  policy schedule pages
  reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Guaranteed Issue

We may offer policies on a guaranteed issue basis for certain group or sponsored arrangements. We issue these policies up to a preset face amount with reduced evidence of insurability. Guaranteed issue policies carry a different mortality risk compared with policies that are fully underwritten. So, we may charge different cost of insurance rates for guaranteed issue policies. The cost of insurance rates under these circumstances may depend on the:

  issue age of the insured people
  risk class of the insured people
  size of the group
  total premium the group pays.

Generally, most guaranteed issued policies have higher overall charges for insurance than a similar underwritten policy issued in the standard tobacco non-user or standard tobacco user class. This means that the insured person in a group or sponsored arrangement could get individual, fully underwritten insurance coverage at a lower overall cost.

Age

We issue your policy at the insured person's age (stated in your policy schedule) based on the nearest birthday to the policy date. On the policy date, the insured person generally should be no older than age 85. The minimum age to issue a policy for tobacco users is age 15. For guaranteed issue policies, the maximum issue age generally is 70.

We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

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Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receives the death proceeds. Other surviving beneficiaries receive death proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death proceeds to you or to your estate, as owner.

You may name new beneficiaries during the insured person's lifetime. We pay death proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid.

Incontestability

After your policy has been in force and the insured person is alive for two years from your policy date, and from the effective date of any new segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

If the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your account value on the last monthly processing date before the insured person's death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide (while sane or insane), within two years of your policy date, unless otherwise required by law, we limit death proceeds to:

  your net account value as of the change date; plus
  premium we received since the change; minus
  increases in the policy loan balance, accrued loan interest, and partial withdrawals since the change date.

We make a limited payment to the beneficiaries for a new segment or other increase if the insured person commits suicide (while sane or insane), within two years of the effective date of a new segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and monthly expense charges which were deducted for the increase.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

  death proceeds
  net cash surrender value

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  partial withdrawals
  loan proceeds.

We may delay processing these transactions if:

  the NYSE is closed for trading
  trading on the NYSE is restricted by the SEC
  there is an emergency so that it is not reasonably possible to sell securities in the variable investment options or to determine the value of an investment option's assets a governmental body with jurisdiction over the separate account allows suspension by its order.

SEC rules and regulations determine whether or not these conditions exist.

We execute transfers among the variable investment options as of the valuation date of our receipt of your request at our customer service center.

We determine the death benefit as of the date of the insured person's death. The death proceeds are not affected by subsequent changes in the value of the variable investment options.

We may delay payment from our guaranteed interest division for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

If your policy was delivered on or after May 1, 1999, Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. If your policy was delivered before May 1, 1999, you may choose telephone privileges by completing our customer service form and returning it to our customer service center. Telephone privileges allow you or your agent/ registered representative to call our customer service center to:

  make transfers
  change premium allocations
  change your dollar cost averaging and automatic rebalancing programs request partial withdrawals
  request a policy loan.

Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

  requiring some form of personal identification
  providing written confirmation of any transactions
  tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time.

Non-participation

Your policy does not participate in the surplus earnings of ING Security Life.

Distribution of the Policies

The principal underwriter (distributor) for our policies is ING America Equities, Inc., a wholly owned subsidiary of ING Security Life. It is registered as a broker/dealer with the SEC and the NASD. We pay ING America Equities, Inc., under a distribution agreement.

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We sell our policies through licensed insurance agents who are registered representatives of other broker/dealers including, but not limited to:

  VESTAX Securities Corporation, an indirect affiliate;
  Locust Street Securities, Inc., an indirect affiliate;
  Multi-Financial Securities, Corp., an indirect affiliate;
  IFG Network Securities, Inc., an indirect affiliate;
  Financial Network Investment Corporation, an indirect affiliate;
  Washington Square Securities, Inc., an indirect affiliate;
  Guaranty Brokerage Services, Inc., an indirect affiliate;
  AETNA Investment Services, LLC, an indirect affiliate;
  Primevest Financial Services., Inc., an indirect affiliate;
  Granite Investment Services, Inc., an indirect affiliate; and
  Financial Northeastern Securities, Inc., an indirect affiliate.

All broker/dealers who sell this policy have entered into selling agreements with us. Under these selling agreements, we pay a distribution allowance to broker/dealers, who pay commissions to their agents/registered representatives who sell this policy.

The distribution allowance is 95% of first the target premium we receive. For premium we receive over your first target premium, the distribution allowance is paid at a significantly lower rate in all later years.

Although it varies by policy, we estimate the typical first year compensation payable to a selling broker/ dealer if a policy pays target premium to be $14 per $1,000 of stated death benefit.

Broker/dealers receive annual renewal payments (trails) of 0.10% of the average net account value at the beginning of the eleventh policy year.

We pay wholesaler fees and marketing and training allowances. We may provide repayments or make sponsor payments for broker/dealers to use in sales contests for their registered representatives. We do not hold contests directly based on sales of this product. We do hold training programs from time to time at our own expense. We pay dealer concessions, wholesaling fees, other allowances and the costs of all other incentives or training programs from our resources which include sales charges.

Some broker/dealers receive a slightly lower distribution allowance because we provide them with greater marketing and administrative support.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

  articles on variable life insurance and other information published in business or financial publications indices or rankings of investment securities
  comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the variable investment options. Past performance is not indicative of future performance of the investment options or the policies and is not reflective of the actual investment experience of policyowners.

We may feature certain investment options and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends, and, investment performance or other information we believe may be of interest to our customers.

Settlement Provisions

You may take your net cash surrender value in other than one payment. Likewise, you may elect to have the beneficiaries receive the death proceeds other than in one payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

The investment performance of the variable investment options does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose.

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Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $20 and the total proceeds must be $2,000 or more.

Option I:	Payouts for a Designated Period
Option II:	Life Income with Payouts Guaranteed for a Designated Period
Option III:	Hold at Interest
Option IV:	Payouts of a Designated Amount
Option V:	Other Options We Offer at the Time We Pay the Benefit

Administrative Information About the Policy

Voting Privileges

We invest the variable investment options' assets in shares of investment portfolios. We are the legal owner of the shares held in the separate account and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the Investment Company Act of 1940.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

Each investment portfolio share has the right to one vote. The votes of all investment portfolio shares are cast together on a collective basis, except on issues for which the interests of the portfolios differ. In these cases, voting is on a portfolio-by-portfolio basis.

Examples of issues that require a portfolio-by-portfolio vote are changes in the fundamental investment policy of a particular investment portfolio or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of investment portfolio shareholders. We vote any investment portfolio shares that are not attributable to policies and any investment portfolio shares for which the owner does not give us instructions, the same way we vote as if we did receive owner instructions.

We reserve the right to vote investment portfolio shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the investment portfolios corresponding to those in which you have invested assets as of the record date set by the investment portfolio's Board for the portfolio's shareholders meeting. We determine the number of investment portfolio shares in each variable investment option for your policy by dividing your account value in that option by the net asset value of one share of the matching investment portfolio.

Material Conflicts

We are required to track events to identify material conflicts arising from using investment portfolios for both variable life and variable annuity separate accounts. The Boards of the investment portfolios, ING Security Life, and other insurance companies participating in the investment portfolios, have this same duty. There may be a material conflict if:

  state insurance law or federal income tax law changes
  investment management of an investment portfolio changes
  voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general or between certain classes of owners; and these retirement plans or participants in these retirement plans.

If there is a material conflict, we have the duty to determine appropriate action including removing the portfolios involved from our variable investment options. We may take other action to protect policy owners. This could mean delays or interruptions of the variable operations.

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When state insurance regulatory authorities require it, we may ignore voting instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in our next semi-annual report to owners.

Under the Investment Company Act of 1940, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options, but not credited to policies in the same proportion as votes cast by owners.

Right to Change Operations

Subject to state and federal law limitations and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our separate account with respect to some or all classes of policies:

  Change the investment objective.
  Offer additional variable investment options which will invest in portfolios we find appropriate for policies we issue.
  Eliminate variable investment options.
  Combine two or more variable investment options.
  Substitute a new investment portfolio for a portfolio in which the division currently invests. A substitution may become necessary if, in our judgment:
» a portfolio no longer suits the purposes of your policy
» there is a change in laws or regulations
» there is a change in a portfolio's investment objectives or restrictions
» the portfolio is no longer available for investment
» another reason we deem a substitution is appropriate
  Transfer assets related to your policy class to another separate account.
  Withdraw the separate account from registration under the 1940 Act.
  Operate the separate account as a management investment company under the 1940 Act.
  Cause one or more variable investment options to invest in a mutual fund other than, or in addition to, the investment portfolios.
  Stop selling these policies.
  End any employer or plan trustee agreement with us under the agreement's terms.
  Limit or eliminate any voting rights for the separate account.
  Make any changes required by the 1940 Act or its rules or regulations.
  Close an investment option to new investments.

We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected investment option to another variable investment option or to the guaranteed interest division, you may do so free of charge. Just notify us at our customer service center.

Reports to Owners

At the end of each policy year we send a report to you that shows:

  your total net policy death benefit (your stated death benefit plus adjustable term insurance rider death benefit, if any)
  your account value
  your policy loan, if any, plus accrued interest
  your net cash surrender value
  your account transactions during the policy year showing net premium, transfers, deductions, loan amounts and withdrawals.

We send semi-annual reports with financial information on the investment portfolios, including a list of the investment holdings of each portfolio.

We send confirmation notices to you throughout the year for certain policy transactions such as partial withdrawals and loans.

CHARGES AND DEDUCTIONS

The amount of a charge may not correspond to the cost incurred by us to provide the service or benefit. For example, the sales charge may not cover all of our sales and distribution expenses. Some proceeds from other charges, including the mortality and expense risk charge or cost of insurance charges, may be used to cover such expenses.

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Deductions from Premium

We treat payments we receive as premium if you do not have an outstanding loan and your policy is not in the continuation of coverage period. After we deduct certain charges from your payment, we add the remaining net premium to your policy.

Initial Sales Charge

We deduct a percentage from each premium payment to help cover the costs of distribution, preparing our sales literature, promotional expenses and other direct and indirect expenses to sell the policy.

We base the percentage on the insured person's age when your policy or segment becomes effective.

Policy or Segment Issue Age	Sales Charges Percentage
0 - 49 50 - 59 60 - 85	2.25% 3.25% 4.25%

To determine your applicable sales charge, premium payments we receive after an increase in stated death benefit are allocated to your policy segments in the same proportion as the target premium for each segment bears to the total target premium of your stated death benefit.

We may reduce or waive the sales charge for certain group or sponsored arrangements, or for corporate purchasers. See Group or Sponsored Arrangements, or Corporate Purchasers, page 50.

Tax Charges

We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, state and local taxes range from 0% to 5%. We deduct 2.5% of each premium payment to cover these taxes. This rate approximates the average tax rate we expect to pay.

To cover our estimated costs for the federal income tax treatment of deferred acquisition costs we deduct 1.5% of each premium payment. This cost is determined solely by the amount of life insurance premium we receive.

We reserve the right to increase or decrease this charge for taxes if there are changes in the tax law, within limits set by state law. We also reserve the right to increase or decrease the charge for the federal income tax treatment of deferred acquisition costs based on any change in that cost to us.

Daily Deductions from the Separate Account

Mortality and Expense Risk Charge

We deduct 0.002055% per day (0.75% annually) of the amount you have in the variable division for the mortality and expense risks we assume. This charge is deducted as part of the calculation of the daily unit values for the variable investment options and does not appear as a separate charge on your statement or confirmation.

The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and in operating the variable division are greater than the amount we estimated.

The mortality and expense risk charge does not apply to your account value in the guaranteed interest division or the loan division.

Monthly Deductions from Account Value

We deduct charges from your account value on each monthly processing date until the maturity date.

Policy Charge

The policy charge is $10 per month for the first three years of your policy.

This charge compensates us for such costs as:

  application processing
  medical examinations
  establishment of policy records
  insurance underwriting costs.

Administrative Charge

We charge a per month administrative charge of $0.07 per $1,000 of death benefit in policy years 1 - 10 and $0.01 per $1,000 of death benefit in year 11 and thereafter. This charge applies to the first $5

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million of death benefit. The rate per $1,000 of death benefit is based on the insured person's age at issue and the length of time the policy has been in force.

We charge a per month administrative charge of $3 plus $0.025 per $1,000 for the greater of the stated death benefit, or the target death benefit. We currently limit the per unit charge to $30 per month ($33 total).

This charge is designed to compensate us for ongoing costs such as:

  premium billing and collections
  claim processing
  policy transactions
  record keeping
  reporting and communications with policy owners
  other expenses and overhead.

Cost of Insurance Charge

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

The cost of insurance charge is equal to our current monthly cost of insurance rate multiplied by the net amount at risk for each portion of your death benefit. We calculate the net amount at risk monthly, at the beginning of each policy month. For the base death benefit, the net amount at risk is calculated using the difference between the current base death benefit and your account value. We determine your account value after we deduct your policy and rider charges due on that date other than cost of insurance charges.

If your base death benefit at the beginning of a month increases as a requirement of the federal income tax law definition of life insurance, the net amount at risk for your base death benefit for that month also increases. Because your target death benefit did not change, the net amount at risk for your adjustable term insurance rider decreases. The amount of your cost of insurance charge varies from month to month as a result of changes in your net amount at risk, changes in the death benefit and the increasing age of the insured person. We allocate the net amount at risk to segments in the same proportion that each segment has to the total stated death benefit for all coverage as of the monthly processing date.

We base your current cost of insurance rates on the insured person's age, gender, policy duration, target death benefit and premium class on the policy and each segment date.

We apply unisex rates where appropriate under the law. This currently includes the state of Montana and policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs.

Separate cost of insurance rates apply to each segment of the base death benefit, and your riders.

The cost of insurance or rider charges for a class of insured persons may change from time to time. We base the new charge on changes in expectations about:

  investment earnings
  mortality
  the time policies remain in effect
  expenses
  taxes.

These rates are never more than the guaranteed maximum rates shown in your policy. The guaranteed maximum rates are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Table.

The maximum rates for the initial and each new segment will be printed in your policy schedule pages.

There are no cost of insurance charges during the continuation of coverage period.

Rider Charges

On each monthly processing date, we deduct the cost of your riders. Rider charges do not include those which are charged as a cost of insurance. See Riders, page 29.

Policy Transaction Fees

We charge fees for certain transactions under your policy. We deduct these fees from the variable and guaranteed interest divisions pro rata to the account value in each.

Excess Illustration Fee

Your first policy illustration in each policy year is free. After that, we assess a fee of $25 per illustration.

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Partial Withdrawal Fee

We deduct a service fee of 2% of the requested partial withdrawal (but not more than $25) from your account value for each partial withdrawal. A surrender charge may also apply. See Partial Withdrawals, page 37.

How We Deduct Charges, Loans and Partial Withdrawals

	Monthly Charges: Cost of Insurance Charges, Rider Charges, Administrative Fees	Policy Transactions and Fees: Excess Illustration Fee, Loans and Partial Withdrawals
Choice	May choose a designated deduction investment option, including guaranteed interest division	May choose any investment option or combination of investment options
Default	Proportionally among variable investment options and guaranteed interest division	Proportionally among variable investment options and guaranteed interest division

Surrender Charge

We deduct a surrender charge from your account value during the first fourteen years of your policy, or coverage segment if you:

  surrender your policy
  reduce your stated death benefit
  allow your policy to lapse
  take a partial withdrawal which decreases your stated death benefit.

The surrender charge compensates us for issuing and distributing policies. We deduct surrender charges proportionately based on the account value in each investment option.

The surrender charge is made up of two parts:

  an administrative surrender charge and
  a sales surrender charge.

If you change your death benefit option, this may decrease your stated death benefit. Under these circumstances, we do not deduct a surrender charge and we do not reduce future surrender charges.

A change to your death benefit option may increase the stated death benefit. We do not increase your surrender charge in this case. However, all other increases in your stated death benefit create a new segment which will be subject to its own fourteen-year surrender charge period.

If your surrender charge changes, we send you a new schedule showing the change.

The administrative surrender charges varies by age at policy issue. See the chart below. Once set, the administrative surrender charge remains level for the first seven years following the effective date of your policy and any new segment. These charges then decrease at the beginning of each following policy year by 12.5% of the amount in effect at the end of the seventh policy year. This continues until your surrender charge reaches zero at the beginning of your fifteenth policy year or the year when the insured person reaches age 98, whichever happens first.

We may reduce or waive the surrender charge for certain group or sponsored arrangements, or for corporate purchasers.

Surrender charges are not affected by a change in the stated death benefit when the change is caused by a change in your death benefit option. We assess surrender charges on base coverage only.

A change to your death benefit option may increase the stated death benefit. We do not increase your surrender charge in this case. However, all other increases in your stated death benefit create a new segment which will be subject to its own nine-year surrender charge period.

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Administrative Surrender Charge

The administrative surrender charge is a dollar amount for each $1,000 of the stated death benefit, guaranteed not to exceed $6.50. We base this amount on the insured person's age on your policy date or on the date you add a new stated death benefit coverage segment to your policy.

Insured Person's Age	Administrative Surrender Charge Per $1,000 of Stated Death Benefit
0 - 39	$2.50
40 - 49	$3.50
50 - 59	$4.50
60 - 69	$5.50
70 and above	$6.50

For example, if the stated death benefit is $100,000 and the insured person is age 40 on your policy date, your administrative surrender charge is $350.

During the first fourteen years of your policy your administrative surrender charge may decrease. This happens if you request a decrease in your stated death benefit or you take a partial withdrawal which causes your stated death benefit to decrease. Your administrative surrender charge decreases in the same proportion that your stated death benefit decreases. Under these circumstances we then deduct from your account value the amount by which your administrative surrender charge decreased.

We designed your administrative surrender charge to cover part of our administrative expenses for your policy, such as:

  application processing;
  establishing your policy records;
  insurance underwriting; and
  costs associated with developing and operating our systems to administer the policies.

Sales Surrender Charge

We calculate the sales surrender charge for each segment by applying the premium you paid to each segment in the same proportion that the target premium for each segment (as defined by the federal income tax laws) has to the sum of the target premium for all segments.

The sales surrender charge is:

  25% of the total premium we receive up to your target premium for each segment without any substandard ratings (this is known as the base standard target premium); plus
  5% of the total premium we receive in the first seven policy years following the effective date of a segment in excess of the base standard target premium for that segment.

Your sales surrender charge is never greater than 50% of your base standard target premium. We do not determine target premium on your scheduled premium. We determine target premium actuarially, based on the age and gender of the insured person. Your policy schedule shows the initial target premium for your policy and the target premium for any added segments. The schedule also shows the maximum sales surrender charge for your stated death benefit.

If your stated death benefit decreases, we reduce your target premium for each segment in the same proportion that we reduce your stated death benefit. We do not do this if the reduction is a result of a death benefit option change. In that case, we will provide you a new schedule page.

If your new target premium for each segment is greater than or equal to the premium we receive for that segment, then we reduce your future maximum sales surrender charge and we do not deduct a sales surrender charge from your account value.

If your new target premium for each segment is less than the sum of the premium we receive for that segment, we reduce the future maximum sales surrender charge and we deduct a sales surrender charge from your account value equal to the difference between your sales surrender charge before the decrease and your sales surrender charge after the decrease. We recalculate your new sales surrender charge as if your new target premium was always in effect for that segment.

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We reduce your future maximum sales surrender charge in the same proportion that we reduce your stated death benefit if:

  You make a decrease to your stated death benefit more than seven years after your policy date; or
  You make a partial withdrawal from your policy which reduces the stated death benefit and you make your request more than seven years after the date you added the additional segment.

Example of Surrender Charge

An example of the calculation of surrender charges follows:

Assume the stated death benefit on your policy is $100,000 and the insured person is age 45 when we issue your policy. The target premium on your policy is $1,500 and we receive a $1,000 premium each policy year.

Policy Year	Administrative Surrender Charge	Sales Surrender Charge	Actual Surrender Charge
1	$350.00	$250.00	$600.00
2	350.00	400.00	750.00
3	350.00	450.00	800.00
4	350.00	500.00	850.00
5	350.00	550.00	900.00
6	350.00	600.00	950.00
7	350.00	650.00	1000.00
8	306.25	568.75	875.00
9	262.50	487.50	750.00
10	218.75	406.25	625.00
11	175.00	325.00	500.00
12	131.25	243.75	375.00
13	87.50	162.50	250.00
14	43.75	81.25	125.00
15	0.00	0.00	0.00

Other Charges

Under current law, we pay no tax on investment income and capital gains included in variable life insurance policy reserves. So no charge is currently made for our federal income taxes. If the tax law changes and we have federal income tax chargeable to the variable investment options, we may make such a charge in the future.

Group or Sponsored Arrangements, or Corporate Purchasers

Individuals, corporations or other institutions may purchase this policy. For group or sponsored arrangements (including employees and certain family members of employees of ING Security Life, its affiliates and appointed sales agents), corporate purchasers or special exchange programs which we may offer from time to time, we may reduce or waive the:

  surrender charge, including the surrender charge on partial withdrawals length of time a surrender charge applies
  administrative charge
  minimum death benefit
  minimum annual premium
  target premium
  sales charges
  cost of insurance charges
  other charges normally assessed.

We reduce or waive these items based on expected economies. Our sales, administration and mortality costs generally vary with the size and stability of the group, among other factors. We take all these factors

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into account when we reduce charges. A group or sponsored arrangement must meet certain requirements to qualify for reduced charges. We make reductions to charges based on our rules in effect when we approve a policy application. We may change these rules from time to time.

Group arrangements include those in which there is a trustee, an employer or an association. The group may purchase multiple policies covering a group of individuals on a group basis or endorse a policy to a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer policies to its employees or members on an individual basis.

Each sponsored arrangement or corporation may have different group premium payments and premium requirements.

We will not unfairly discriminate in any variation in the surrender charge, administrative charge, or other charges, fees and privileges. These variations are based on differences in costs or services.

TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code Section 7702. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so.

Section 7702 provides that if one of two alternate tests is met, a policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium/cash value corridor test."

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, sex and premium class at any point in time, multiplied by the account value. See Appendix A, page 181, for a table of the Cash Value Accumulation Test factors.

The guideline premium/cash value corridor test provides for a maximum premium in relation to the death benefit and a minimum "corridor" of death benefit in relation to account value. In most situations, the death benefit that results from the guideline premium/cash value corridor test will ultimately be less than the amount of death benefit required under the cash value accumulation test. See Appendix B, page 182, for a table of the Guideline Premium/Cash Value Corridor Test factors.

We will at all times strive to assure that the policy meets the statutory definition which qualifies the policy as life insurance for federal income tax purposes. See Tax Treatment of Policy Death Benefits, page 52.

Diversification and Investor Control Requirements

In addition to meeting the Code Section 7702 tests, Code Section 817(h) requires separate account investments, such as our separate account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately

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diversified, each variable investment option must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Our variable investment options' investment portfolios have promised they will meet the diversification standards that apply to your policy.

In certain circumstances, you, as owner of a variable life insurance contract, may be considered the owner for federal income tax purposes of the separate account assets used to support your contract. Any income and gains from the separate account assets are includable in the gross income from your policy under these circumstances. The IRS has stated in published rulings that a variable contract owner is considered the owner of separate account assets if the contract owner has "indicia of ownership" in those assets. "Indicia of ownership" includes the ability to exercise investment control over the assets.

Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and in your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the separate account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the separate account assets, or to otherwise qualify your policy for favorable tax treatment.

The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Death Benefits

We believe that the death benefit under a policy is generally excludable from the gross income of the beneficiary(ies) under section 101(a)(1) of the Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A tax adviser should be consulted about these consequences.

Generally, the policy owner will not be taxed on any of the policy account value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Special rules also apply if you are subject to the alternative minimum tax. You should consult a tax adviser if you are subject to the alternative minimum tax.

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a competent adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Multiple Policies

All modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the

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amount includable in the policy owner's income when a taxable distribution occurs.

Distributions Other than Death Benefits from Modified Endowment Contracts

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

  All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contact will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.
  Loan amounts taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.
  A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. Consult a tax adviser to determine whether or not you may be subject to this penalty tax.

Distributions Other than Death Benefits from Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy, is there taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes, if policy benefits are reduced during the first fifteen policy years, may be treated in whole or in part as ordinary income subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are uncertain and a tax advisor should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Policy Loans

In general, interest on a policy loan will not be deductible. Moreover, the tax consequences associated with a preferred loan available in the policy are uncertain. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is canceled or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Continuation of Policy Beyond Age 100

The tax consequences of continuing the policy beyond the policy anniversary nearest the insured person's 100th birthday are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the policy anniversary nearest the insured person's 100th birthday.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one life insurance policy for another life insurance policy or for an endowment or annuity contract. We accept 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035

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exchanges. If you wish to take advantage of Section 1035, you should consult your tax adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult their tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Possible Tax Law Changes

Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or take distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.

Additionally, assuming that you do not want your policy to be or to become a modified endowment contract, we include a policy endorsement under which we have the right to amend your policy, including riders. We do this to attempt to enable your policy to continue to meet the seven-pay test for federal income tax purposes. If the policy premium you pay is more than the seven-pay limit, we have the right to remove any excess premium or to make any appropriate adjustments to your policy's account value and death benefit. It is not clear, however, whether we can take effective action pursuant to this endorsement under all possible circumstances to prevent a policy that has exceeded the premium limitation from being classified as a modified endowment contract.

Any increase in your death benefit will cause an increase in your cost of insurance charges.

Other

Policy owners may use our policies in various arrangements, including:

  qualified plans;
  non-qualified deferred compensation or salary continuance plans;
  split dollar insurance plans;
  executive bonus plans;
  retiree medical benefit plans; and
  other plans.

The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use any of your policies in this type of arrangement, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

In recent years, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you may have to pay income taxes and possibly penalties later.

The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to a person who is assigned to a generation which is two or more generations below the generation assignment of the policy owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and

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how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

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ADDITIONAL INFORMATION

Directors and Officers

Set forth below is information regarding the directors and principal officers of Security Life of Denver Insurance Company. Security Life's address, and the business address of each person named, except as noted with one or two asterisks (*/**), is Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699. The business address of each person denoted with one asterisk (*) is 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390. The business address of each person denoted with two asterisks (**) is 20 Washington Avenue South, Minneapolis, MN 55401.

Name and Principal Business and Address	Position and Offices with Security Life of Denver Insurance Company

Robert C. Salipante**	Chief Executive Officer

Chris D. Schreier**	President

James L. Livingston, Jr.	Executive Vice President and Chief Actuary

Mark Barnum	Senior Vice President, Chief Underwriter

Douglas W. Campbell	Senior Vice President, Agency Sales

Wayne R. Huneke*	Chief Financial Officer

Gary W. Waggoner	Vice President and Assistant Secretary

Paula Cludray-Engelke**	Secretary

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Regulation

We are regulated and supervised by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado which periodically examines our financial condition and operations. In addition, we are subject to the insurance laws and regulations in every jurisdiction in which we do business. As a result, the provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We are required to submit annual statements, including financial statements, of our operations and finances to the insurance departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

We are also subject to various federal securities laws and regulations.

Legal Matters

The legal matters in connection with the policy described in this prospectus have been passed on by Counsel of ING Security Life. Sutherland Asbill & Brennan LLP has provided advice on certain matters relating to the federal securities laws.

Legal Proceedings

ING Security Life, as an insurance company, is ordinarily involved in litigation. We do not believe that any current litigation is material to ING Security Life's ability to meet its obligations under the policy or to the separate account and we do not expect to incur significant losses from such actions. ING America Equities, Inc., the principal underwriter and distributor of the policy, is not engaged in any litigation of any material nature.

Experts

The financial statements of Security Life of Denver Insurance Company at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the Security Life Separate Account L1 at December 31, 2000, and for each of the three years in the period ended December 31, 2000, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters in this prospectus have been examined by James L. Livingston, Jr., F.S.A., M.A.A.A., who is Executive Vice President, CFO and Chief Actuary of ING Security Life. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the SEC.

Registration Statement

We have filed a Registration Statement relating to the separate account and the variable life insurance policy described in this prospectus with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. The additional information may be obtained from the SEC's principal office in Washington, DC. There is a charge for this material.

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FINANCIAL STATEMENTS

The statutory-basis financial statements of Security Life of Denver Insurance Company ("Security Life") at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, are prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (Colorado Division of Insurance), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States, and start on page 59.

The financial statements included for the Security Life Separate Account L1 at December 31, 2000 and for each of the three years in the period ended December 31, 2000, are prepared in accordance with accounting principles generally accepted in the United States and represent those divisions that had commenced operations by that date.

The financial statements of Security Life, as well as the financial statements included for the Security Life Separate Account L1, referred to above have been audited by Ernst & Young LLP. The financial statements of Security Life should be distinguished from the financial statements of the Security Life Separate Account L1 and should be considered only as bearing upon the ability of Security Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the divisions of Security Life Separate Account L1.

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Security Life of Denver Insurance Company
Financial Statements -- Statutory Basis
Years ended December 31, 2000, 1999 and 1998
with Report of Independent Auditors

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Security Life of Denver Insurance Company

Financial Statements - Statutory Basis

Years ended December 31, 2000, 1999 and 1998

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Report of Independent Auditors

Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying statutory-basis balance sheets of Security Life of Denver Insurance Company (a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (Colorado Division of Insurance), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Security Life of Denver Insurance Company at December 31, 2000 and 1999 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life of Denver Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance.

March 23, 2001

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Security Life of Denver Insurance Company

Balance Sheets--Statutory Basis

	December 31
	2000	1999
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$4,573,658	$3,418,381
Preferred stocks	13,524	2,560
Common stocks	15,483	4,977
Subsidiaries	85,324	77,127
Mortgage loans	1,672,169	983,087
Real estate, less accumulated depreciation (2000--$10,961; 1999--$10,069)	34,066	31,363
Policy loans	992,911	943,185
Other invested assets	42,926	35,666
Cash and short-term investments	203,664	226,054
Total cash and invested assets	7,633,725	5,722,400

Deferred and uncollected premiums, less loading (2000--$1,814; 1999--$2,684)	135,041	101,343
Accrued investment income	95,887	75,101
Reinsurance balances recoverable	54,559	43,179
Data processing equipment, less accumulated depreciation (2000--$1,340; 1999--$8,381)	216	202
Indebtedness from related parties	69,338	42,451
Federal income tax recoverable	32,108	25,626
Separate account assets	799,966	644,975
Other assets	14,902	15,930

Total admitted assets	$8,835,742	$6,671,207

FirstLine II                       62

	December 31
	2000	1999
	(In Thousands, except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$5,247,418	$4,924,746
Accident and health reserves	23	11
Guaranteed investment contracts	1,685,391	335,507
Policyholders' funds	71,669	91,920
Dividends left on deposit	8,748	8,647
Dividends payable	2,755	2,626
Unpaid claims	182,051	126,172
Total policy and contract liabilities	7,198,055	5,489,629

Accounts payable and accrued expenses	126,512	86,580
Reinsurance balances due	15,520	14,565
Indebtedness to related parties	8,016	18,329
Litigation reserve	20,449	37,538
Asset valuation reserve	52,125	29,875
Interest maintenance reserve	-	1,523
Borrowed money	127,993	15,200
Other liabilities	(4,226)	(25,008)
Separate account liabilities	799,966	644,975
Total liabilities	8,344,410	6,313,206

Commitments and contingencies

Capital and surplus:
Common stock, $20,000 par value:
Authorized - 149 shares
Issued and outstanding - 144 shares	2,880	2,880
Surplus notes	184,259	100,000
Paid-in and contributed surplus	435,562	374,562
Unassigned deficit	(131,369)	(119,441)
Total capital and surplus	491,332	358,001
Total liabilities and capital and surplus	$8,835,742	$6,671,207

See accompanying notes - statutory basis.

FirstLine II                       63

Security Life of Denver Insurance Company

Statements of Operations--Statutory Basis

	Year ended December 31
	2000	1999	1998
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$2,959,593	$1,459,361	$1,130,674
Policy proceeds and dividends left on deposit	388	651	515
Net investment income	474,021	387,685	349,605
Amortization of interest maintenance reserve	670	2,358	3,793
Commissions, expense allowances and reserve adjustments on reinsurance ceded	9,832	11,331	13,255
Considerations and reserve allowances on modified coinsurance	2,632	3,670	945
Total premiums and other revenues	3,447,136	1,865,056	1,498,787

Benefits paid or provided:
Death benefits	316,167	273,368	270,537
Annuity benefits	11,782	24,573	10,769
Surrender benefits	258,858	229,434	198,988
Interest on policy or contract funds	64,719	17,473	13,832
Accident and health benefits	93	2,235	3,699
Guaranteed investment contract withdrawals	1,072,574	12,186	-
Other benefits	17,198	13,612	17,750
Increase in life, annuity, and accident and health reserves	320,721	491,978	581,110
Increase in liability for guaranteed investment contracts	721,725	335,507	-
Net transfers to separate accounts	256,538	78,988	65,738
Total benefits paid or provided	3,040,375	1,479,354	1,162,423

Insurance expenses:
Commissions	242,998	222,005	199,786
General expenses	130,962	104,808	96,891
Insurance taxes, licenses and fees, excluding federal income taxes	23,103	23,861	23,121
Total insurance expenses	397,063	350,674	319,798

Gain from operations before policyholder dividends, federal income taxes and net realized capital gains	9,698	35,028	16,566

FirstLine II                       64

Security Life of Denver Insurance Company

Statements of Operations--Statutory Basis (continued)

	Year ended December 31
	2000	1999	1998
	(In Thousands)

Dividends to policyholders	2,546	2,594	2,399

Gain from operations before federal income taxes and net realized capital losses	7,152	32,434	14,167
Federal income taxes	(1,339)	8,613	2,371
Gain from operations before net realized capital losses	8,491	23,821	11,796
Net realized capital gains (losses) net of income taxes (2000 - $(7,916); 1999 - $(15,108), 1998- $2,001) and excluding net transfers to the interest maintenance reserve (2000 - $(18,289); 1999 - $(19,866); 1998 - $8,549)	3,589	(8,194)	(4,834)
Net income	$12,080	$15,627	$6,962

See accompanying notes - statutory basis.

FirstLine II                       65

Security Life of Denver Insurance Company

Statements of Changes in Capital and Surplus--Statutory Basis

	Year Ended December 31
	2000	1999	1998
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,880	$ 2,880	$ 2,880

Surplus note:
Balance at beginning of year	$ 100,000	$ 100,000	$ 75,000
Increase in surplus note	84,259	-	25,000
Balance at end of year	$ 184,259	$ 100,000	$ 100,000

Paid-in and contributed surplus:
Balance at beginning of year	$ 374,562	$ 344,562	$ 344,562
Capital contributions	61,000	30,000	-
Balance at end of year	$ 435,562	$ 374,562	$ 344,562

Unassigned deficit:
Balance at beginning of year	$(119,441)	$(134,540)	$ (86,233)
Net income	12,080	15,627	6,962
Change in net unrealized capital gains or losses	12,101	(61)	7,839
Increase in nonadmitted assets	(11,048)	(7,336)	(28,686)
(Increase) decrease in liability for reinsurance in unauthorized companies	(393)	(550)	545
(Increase) decrease in asset valuation reserve	(22,250)	1,726	(6,084)
Increase in reserve valuation basis	-	-	(2,994)
Increase in litigation reserve, net of tax	-	-	(26,000)
Cession of existing risks, net of tax	(2,418)	127	12,591
Prior period adjustments	-	-	(12,480)
Change in accounting policy, net of tax	-	5,566	-
Balance at end of year	$(131,369)	$(119,441)	$(134,540)

Total capital and surplus	$ 491,332	$ 358,001	$ 312,902

See accompanying notes - statutory basis.

FirstLine II                       66

Security Life of Denver Insurance Company

Statements of Cash Flow--Statutory Basis

	Year Ended December 31
	2000	1999	1998
	(In Thousands)
Operations:
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$2,910,602	$1,453,924	$1,128,910
Net investment income received	470,812	379,574	361,645
Commission and expense allowances received on reinsurance ceded	9,831	9,246	10,709
Benefits paid	(1,691,985)	(558,572)	(494,981)
Net transfers to separate accounts	(225,694)	(101,948)	(96,273)
Insurance expenses paid	(361,130)	(337,254)	(325,688)
Dividends paid to policyholders	(2,417)	(2,562)	(2,317)
Federal income taxes received (paid)	11,961	(28,779)	(17,582)
Other revenues in excess of other (expenses)	611,646	(9,832)	11,734
Net cash provided by operations	1,733,626	803,797	576,157

Investments:
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,254,036	2,051,280	4,353,422
Preferred stocks	67	1,900	627
Common stocks	-	-	1,362
Mortgage loans	79,874	45,272	48,709
Other invested assets	106,724	310,554	362,419
Miscellaneous proceeds	11,213	-	9,836
Net proceeds from sales, maturities, or repayments of investments	2,451,914	2,409,006	4,776,375

Cost of investments acquired:
Bonds	3,458,376	2,631,687	4,720,513
Preferred stocks	11,031	-	2,060
Common stocks	10,450	10	341
Mortgage loans	769,741	262,886	246,511
Real estate	3,653	189	98
Other invested assets	109,244	88,661	387,144
Miscellaneous (receipts) applications	23,155	(18,179)	8,516
Total cost of investments acquired	4,385,650	2,965,254	5,365,183

Net increase in policy loans	49,725	35,890	51,702
Net cash used in investment activities	(1,983,461)	(592,138)	(640,510)

FirstLine II                       67

Security Life of Denver Insurance Company

Statements of Cash Flow--Statutory Basis (continued)

	Year Ended December 31
	2000	1999	1998
	(In Thousands)
Financing and miscellaneous activities
Cash provided:
Capital and surplus paid-in	126,000	20,000	25,000
Borrowed money	112,792	15,200	-
Other sources	(11,347)	(50,565)	1,390
Net cash provided by (used in) financing and miscellaneous activities	227,445	(15,365)	26,390

Net (decrease) increase in cash and short-term investments	(22,390)	196,294	(37,963)
Cash and short-term investments:
Beginning of year	226,054	29,760	67,723
End of year	$ 203,664	$ 226,054	$ 29,760

See accompanying notes - statutory basis.

FirstLine II                       68

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis

December 31, 2000

1. Nature of Operations and Basis of Financial Reporting

Security Life of Denver Insurance Company (the Company) is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (ING America). The Company focuses on three markets, the advanced market, reinsurance to other insurers and the investment products market. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate-owned life insurance. These products include traditional life, interest-sensitive life, universal life, and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia and the U.S. Virgin Islands. In the reinsurance market, the Company offers financial security to clients through a mix of total risk management and traditional life insurance services. In the investment products market, the Company offers guaranteed investment contracts, funding agreements, and Trust notes to institutional buyers.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (Colorado Division of Insurance), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

FirstLine II                       69

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Investments

Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income.

Valuation Allowances

The asset valuation reserve (AVR) is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets.

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

FirstLine II                       70

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Benefit and Contract Reserves

Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance

For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Such treatment is not required by GAAP. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

FirstLine II                       71

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Subsidiaries

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as required under GAAP.

Nonadmitted Assets

Certain assets designated as "nonadmitted," principally the difference between amortized cost and fair value of less-than-investment-grade bonds, agents' debit balances, furniture and equipment and deferred federal income tax recoverable, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Employee Benefits

For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Investment-type Products

Revenues for investment-type products consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue; benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Surplus Notes

Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

FirstLine II                       72

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Statements of Cash Flows

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying Statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

FirstLine II                       73

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

Redeemable preferred stocks are reported at cost or amortized cost or the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

FirstLine II                       74

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

The Company's insurance subsidiaries are reported at their underlying statutory-basis net assets plus the admitted portion of goodwill, and the Company's noninsurance subsidiary is reported at the GAAP-basis of its net assets. The admitted portion of goodwill, which represents the excess of the purchase price over the statutory-basis net assets of the subsidiary at acquisition, is amortized on a straight-line basis over ten years. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at unpaid principal balances, less allowance for impairments.

Policy loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Dollar roll transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

Short-term investments are reported at cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

FirstLine II                       75

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Realized capital gains and losses are determined using the specific identification basis. Changes in market values of common stocks are reported as a change in unrealized gains or losses directly in unassigned surplus and, accordingly, have no effect on net income.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2% to 11.25%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

1.     For Life, Endowment and Term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

2.     For reinsurance accepted:

     a.     with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating;

     b.     with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Colorado, is $61,062,274,000 at December 31, 2000. The amount of reserves for policies on which gross premiums are less than the net premiums is $783,259,000 at December 31, 2000.

FirstLine II                       76

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Real Estate and Electronic Data Processing Equipment

Real estate and electronic data processing equipment are carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life.

Participating Insurance

Participating business approximates less than 1% of the Company's ordinary life insurance in force and 1.5% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $2,417,000, $2,562,000 and $2,317,000 were paid in 2000, 1999 and 1998, respectively.

FirstLine II                       77

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Federal Income Taxes

Deferred federal income taxes have been recognized to reflect prepayment of taxes relating to significant timing differences between income reported for tax and financial statement purposes using assumptions that are both reasonable and conservative. The deferred tax asset has been nonadmitted as a charge against surplus.

Pension Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December
	2000	1999
	(In thousands)

Deferred federal income tax recoverable	$159,281	$169,893
Agents' debit balances	2,354	2,652
Furniture and equipment	4,308	4,168
Bonds in default	549	4,303
Disallowed Interest Maintenance Reserves	17,436	-
Other	4,910	714
Total nonadmitted assets	$188,838	$181,730

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

FirstLine II                       78

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

1. Nature of Operations and Basis of Financial Reporting (continued)

Claims and Claims Adjustment Expenses

Claim expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company does not discount claim and claim adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

The Company borrowed $1,387,826,000 and repaid $1,382,300,000 during 2000, borrowed $2,055,061,000 and repaid $2,039,861,000 during 1999, and borrowed $837,411,000 and repaid $837,411,000 during 1998. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from dollar roll transactions. Interest paid on borrowed money was $1,586,000, $2,180,000 and $4,500,000 during 2000, 1999 and 1998, respectively.

Separate Accounts

Separate accounts held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

FirstLine II                       79

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

2. Permitted Statutory-Basis Accounting Practices (continued)

The Company prepares statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance. Currently, prescribed statutory accounting practices are interspersed throughout state insurance laws and regulations, NAIC's Accounting Practices and Procedures Manual and a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, and from company to company within a state, and may change in the future.

The NAIC has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Colorado has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the significant practices from the Colorado Division of Insurance.

Prescribed statutory reserve methodology does not fully encompass universal life-type products. The NAIC, however, has promulgated a Model Regulation regarding universal life reserves. The Colorado Division of Insurance has not adopted the regulation, but requires that reserves be held which are at least as great as those required by Colorado statutes. The NAIC Universal Life Model Regulation is used by the Company to provide reserves consistent with the principles of this article. Because the reserves satisfy the requirements prescribed by the State of Colorado for the valuation of universal life insurance, the Company is permitted to compute reserves in accordance with this model regulation.

FirstLine II                       80

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2000:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$ 90,840	$ 3,049	$ 317	$ 93,572
States, municipalities, and political subdivisions	125	2	-	127
Public utilities securities	285,546	3,616	10,684	278,478
Corporate securities	2,269,006	45,861	67,427	2,247,440
Mortgage-backed securities	1,166,237	43,237	23,305	1,186,169
Other asset-backed securities	762,453	18,052	18,770	761,735
Total fixed maturities	4,574,207	113,817	120,503	4,567,521

Preferred stocks	13,524	3	-	13,527
Common stocks	12,853	2,630	-	15,483
Total equity securities	26,377	2,633	-	29,010
Total	$4,600,584	$116,450	$120,503	$4,596,531

FirstLine II                       81

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 1999:
U.S. Treasury securities and obligations of U.S. government corporations and Agencies	$ 54,461	$ 42	$ 5,112	$ 49,391
States, municipalities, and political Subdivisions	751	-	9	742
Public utilities securities	255,807	272	18,221	237,858
Debt securities issued by foreign Governments	452	-	-	452
Corporate securities	1,338,680	3,801	71,739	1,270,742
Mortgage-backed securities	1,055,856	23,727	56,039	1,023,544
Other asset-backed securities	716,677	7,580	32,221	692,036
Total fixed maturities	3,422,684	35,422	183,341	3,274,765

Preferred stocks	2,560	329	-	2,889
Common stocks	2,404	2,573	-	4,977
Total equity securities	4,964	2,902	-	7,866
Total	$3,427,648	$38,324	$183,341	$3,282,631

FirstLine II                       82

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

	Amortized Cost	Fair Value

December 31, 2000	(In Thousands)
Maturity:
Due in 1 year or less	$ -	$ -
Due after 1 year through 5 years	676,919	682,616
Due after 5 years through 10 years	881,403	862,763
Due after 10 years	1,087,195	1,074,238

Mortgage-backed securities	1,166,237	1,186,169
Other asset-backed securities	762,453	761,735
Total	$4,574,207	$4,567,521

At December 31, 2000, investments in certificates of deposit, bonds, and mortgage loans, with an admitted asset value of $20,777,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from amortized cost to carrying value as of December 31:

	2000	1999
	(In Thousands)

Amortized cost	$4,574,207	$3,422,684
Less nonadmitted bonds	549	4,303
Carrying value	$4,573,658	$3,418,381

The amortized cost and fair value of investments in bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

FirstLine II                       83

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $2,254,036,000, $3,273,528,000 and $4,527,803,000 in 2000, 1999 and 1998, respectively. Gross gains of $31,736,000, $18,928,000 and $38,615,000 and gross losses of $54,352,000, $55,203,000 and $33,297,000 during 2000, 1999 and 1998, respectively, were realized on those sales. A portion of the gains realized in 2000, 1999 and 1998 has been deferred to future periods in the interest maintenance reserve.

Net realized gains (losses), before capital gains tax and interest maintenance reserve transfers and changes in net unrealized gains (losses), are summarized as follows:

	Capital Gains (Losses)			Net Capital Gain (Loss)
	Bonds	Stocks	Other
	(In Thousands)
2000:
Net realized	$(35,399)	$ -	$12,783	$(22,616)
Net unrealized	3,754	8,244	103	12,101
Total	$(31,645)	$8,244	$12,886	$(10,515)

1999:
Net realized	$(44,838)	$ 124	$1,546	$(43,168)
Net unrealized	(4,303)	4,078	174	(51)
Total	$(49,141)	$4,202	$1,720	$(43,219)

1998:
Net realized	$ 5,318	$ 165	$ 233	$ 5,716
Net unrealized	-	7,040	799	7,839
Total	$ 5,318	$7,205	$1,032	$ 13,555

FirstLine II                       84

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2000	1999	1998
	(In Thousands)
Income:
Bonds	$316,733	$233,247	$216,972
Mortgage loans	101,617	66,456	51,173
Policy loans	67,909	59,085	56,767
Company-occupied property	2,154	2,313	2,252
Other	4,733	41,800	44,469
Total investment income	493,146	402,901	371,633
Investment expenses	(19,126)	(15,216)	(22,028)
Net investment income	$474,021	$387,685	$349,605

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

	December 31
	2000	1999	1998
	(In Thousands)

Investment purchase commitments	$98,228	$140,600	$75,575

The Company also entered into dollar roll transactions to increase its return on investments and improve liquidity. Dollar rolls involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls are accounted for as short term collateralized financings and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $121,936,000 at December 31, 2000. Such borrowings averaged approximately $122,215,000 during the last three months of 2000 and were collateralized by investment securities with fair values approximately equal to the loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2000). The Company believes the counterparties to the dollar roll agreements are financially responsible and that the counterpary risk is minimal.

FirstLine II                       85

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

3. Investments (continued)

The Company has an outstanding liability for borrowed money in the amount of $5,926,875 which is due to an affiliate. The principal amount is due January 5, 2001. Interest at 6.75% is required to be paid at maturity.

The maximum and minimum lending rates for long-term mortgage loans during 2000 were 9.10% and 6.85%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75.7% on commercial properties. As of December 31, 2000, the Company held no mortgages with interest more than one year overdue. Total interest due equals $101,607.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged. Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

FirstLine II                       86

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

Gains or losses as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of the derivative are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

FirstLine II                       87

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2000 and 1999 (in thousands):

	December 31, 2000
	Notional Amount	Carrying Value	Fair Value

Interest rate contracts:
Swaps	$2,478,442	$95	$(49,375)
Swaps--affiliates	1,645,143	(95)	60,703
Total swaps	4,123,585	-	11,328

Caps owned	53,543	1,224	492
Caps owned--affiliates	20,525	26	-
Total caps owned	74,068	1,250	492

Floors owned	259,637	905	1,975
Total floors owned	259,637	905	1,975

Options owned	97,000	627	342
Total options owned	97,000	627	342

Total derivatives	$4,554,290	$2,782	$ 14,137

FirstLine II                       88

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

4. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

	December 31, 1999
	Notional Amount	Carrying Value	Fair Value

Interest rate contracts:
Swaps	$1,340,582	$(125)	$ 19,014
Swaps--affiliates	1,034,535	125	(18,869)
Total swaps	2,375,117	-	145

Caps owned	20,525	(39)	(17)
Caps owned--affiliates	50,525	80	17
Total caps owned	71,050	41	-

Floors owned	90,500	252	172
Total floors owned	90,500	252	172

Options owned	302,000	4,000	7,118
Options owned--affiliates	277,000	(3,210)	(6,198)
Total options owned	579,000	790	920

Forwards owned	152,300	-	37
Forwards owned--affiliates	144,300	-	(32)
Total forwards owned	296,600	-	5

Total derivatives	$3,412,267	$1,083	$ 1,242

FirstLine II                       89

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

5. Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $419,904,000 and $317,271,000 with an aggregate market value of $395,837,000 and $305,533,000 at December 31, 2000 and 1999, respectively. Those holdings amounted to 9.2% of the Company's investments in bonds and 4.8% of total admitted assets at December 31, 2000. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $723,168,000 and $335,079,000 with an aggregate NAIC market value of $724,545,000 and $332,404,000 at December 31, 2000 and 1999, respectively. The carrying value of these holdings amounted to 16% of the Company's investment in bonds and 8% of the Company's total admitted assets at December 31, 2000.

At December 31, 2000, the Company's commercial mortgages involved a concentration of properties located in California (14%) and Florida (10%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $45,000,000.

FirstLine II                       90

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

6. Annuity Reserves

At December 31, 2000 and 1999, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2000
	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$2,619,437	60.8%
At book value less surrender charge	134,697	3.1
Subtotal	2,754,134	63.9
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	248,208	5.8
Not subject to discretionary withdrawal	1,305,567	30.3
Total annuity reserves and deposit fund liabilities-- Before reinsurance	4,307,909	100.0%
Less reinsurance	2,269,160
Net annuity reserves and deposit fund liabilities	$2,038,749

	December 31, 1999
	Amount	Percent
	(In Thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$2,918,405	69.3%
At book value less surrender charge	119,807	2.9
Subtotal	3,038,212	72.2
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	367,014	8.7
Not subject to discretionary withdrawal	803,795	19.1
Total annuity reserves and deposit fund liabilities-- before reinsurance	4,209,021	100.0
Less reinsurance	3,555,109
Net annuity reserves and deposit fund liabilities	$ 653,912

FirstLine II                       91

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

7. Employee Benefit Plans

Pension Plan and Postretirement Benefits

The Company has a qualified noncontributory defined benefit retirement plan covering substantially all employees. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan (SERP).

In addition to providing pension plans, the Company provides certain health care and life insurance benefits for retired employees. Net postretirement benefit cost for the year ended December 31, 2000, 1999 and 1998 was $1,016,000, $1,118,000 and $930,000 respectively, and includes the expected cost of such benefits for newly eligible or vested employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experiences, and amortization of the transition obligation. At December 31, 2000 and 1999, the unfunded postretirement benefit obligation for retirees and other fully eligible or vested plan participants was $6,245,000 and $5,549,000, respectively. The estimated cost of the benefit obligation for active nonvested employees was $1,906,000.

The funded status for the defined benefit plans and other postretirement benefit plan is as follows (in thousands):

	Qualified Plan	SERP	Post-retirement

December 31, 2000
Projected benefit obligation	$(39,931)	$(13,135)	$(6,370)
Less plan assets at fair value	47,098	-	-
Plan assets in excess of (less than) projected benefit obligation	$ 7,167	$(13,135)	$(6,370)

	Qualified Plan	SERP	Post-Retirement

December 31, 1999
Projected benefit obligation	$(36,352)	$(11,803)	$(6,256)
Less plan assets at fair value	50,495	-	-
Plan assets in excess of (less than) projected benefit obligation	$ 14,143	$(11,803)	$(6,256)

FirstLine II                       92

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

7. Employee Benefit Plans (continued)

Pension Plan and Postretirement Benefits (continued)

The net periodic pension cost, employer contribution, plan participant contributions, and benefits paid for the defined benefit plans are as follows (in thousands):

	Qualified Plan	SERP	Post-retirement
December 31, 2000
Net periodic pension (benefit) expense	$ (337)	$2,426	$1,016
Employer contributions	-	375	320
Plan participants' contributions	-	-	120
Benefits paid	1,916	375	440

	Qualified Plan	SERP	Post-Retirement
December 31, 1999
Net periodic pension expense	$ 40	$1,971	$1,236
Employer contributions	-	387	467
Plan participants' contributions	-	-	94
Benefits paid	1,238	387	561

	Qualified Plan	SERP	Post-retirement
December 31, 1998
Net periodic pension expense	$82	$1,109	$893
Employer contributions	-	325	218
Plan participants' contributions	-	-	77
Benefits paid	890	325	296

Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2000 and 1999 were as follows:

	2000	1999

Weighted-average discount rate	7.75%	8.00%
Rate of increase in compensation level	5.00%	5.00%
Expected long-term rate of return on assets	9.25%	9.25%

FirstLine II                       93

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

7. Employee Benefit Plans (continued)

Plan assets of the defined benefit plans at December 31, 2000 are invested primarily in U.S. government securities, corporate bonds, mutual funds, mortgage loans, money market funds, and common stock. Certain of the Qualified Plan's investments are held in the ING-NA Master Trust, which was established in 1998 for the investment of assets of the Plan and several other ING-NA sponsored retirement plans.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 8.5% graded to 5.5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2000 by $501,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2000 by $(436,000).

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.75% at December 31, 2000 and 8.00 % at December 31, 1999.

401(k) Plan

Effective January 1, 2000, the Security Life of Denver Insurance Company Savings Incentive Plan was merged into the ING Savings Plan (Savings Plan), a defined contribution plan sponsored by ING America. The Savings Plan is a defined contribution plan, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $10,500 for 2000, 1999 and 1998. Such contributions are not currently taxable to the participants. The Company matches 100% of the first 3% of participant contributions, plus 50% of contributions which exceed 3% of participants' compensation, subject to a maximum matching percentage of 4-1/2% of the individual's salary. Company matching contributions were $1,552,000, $1,423,000 and $1,343,000 for 2000, 1999 and 1998, respectively.

Plan assets of the Savings Plan at December 31, 2000 are invested in a group deposit administration contract (the Contract) with the Company, various mutual funds maintained by the Principal Financial Group, and loans to participants. The Contract is an employee benefit liability of the Company and had a balance of $28.0 million and $28.7 million at December 31, 2000 and 1999, respectively.

FirstLine II                       94

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2000, 1999 and 1998 were $256,712,000, $153,671,000 and $129,527,000, respectively.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	2000	1999	1998
	(In Thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$317,529	$161,205	$136,617
Transfers from separate accounts	61,187	82,218	70,879
Net transfers to separate accounts	256,342	78,987	65,738

Reconciling adjustments:
Miscellaneous transfers	196	1	-
Transfers as reported in the Statement of Operations	$256,538	$ 78,988	$ 65,738

FirstLine II                       95

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

9. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2000, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $3,000,000.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $612,585,000, $520,490,000 and $426,503,000 for the years ended December 31, 2000, 1999 and 1998 respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2000	1999	1998
	(In Thousands)

Premiums	$ 859,405	$1,701,959	$2,916,141
Benefits paid or provided	247,622	216,778	71,001
Policy and contract liabilities at year end	2,647,258	3,890,702	3,525,241

During 2000, 1999 and 1998, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

FirstLine II                       96

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

10. Federal Income Taxes and Policyholders' Surplus Account

Federal income tax expense consists of the following:

	2000	1999	1998
	(In Thousands)
Operations:
Current	$(1,339)	$ 21,193	$20,910
Deferred	-	(12,580)	(18,539)
Federal income tax expense	$(1,339)	$ 8,613	$2,371

Deferred federal income taxes arise from the recognition of timing differences between income determined for financial statement purposes and income tax purposes (principally differences relating to the recognition of tax-basis deferred acquisition costs, policy and contract liabilities and investment income). The resulting deferred tax asset is nonadmitted and charged against surplus.

The Company files a consolidated federal income tax return with its parent, ING America, and other U.S. affiliates and subsidiaries. The parties that join in the consolidated return have an agreement for the allocation of taxes. The agreement specifies that the separate return payable or the separate return receivable of each member will be the federal income tax payable or receivable that the member would have had for the period had it filed a separate return.

The Policyholders' Surplus Account is an accumulation of certain special deductions for income tax purposes and a portion of the "gain from operations" which were not subject to current taxation under the Life Insurance Company Income Tax Act of 1959. At December 31, 1984, the balance in this account for tax return purposes was approximately $60,490,000. The Tax Reform Act of 1984 provides that no further accumulations will be made in this account. If amounts accumulated in the Policyholders' Surplus Account exceed certain limits, or if distributions to the shareholder exceed amounts in the Shareholder's Surplus Account as determined for income tax purposes, amounts in the Policyholders' Surplus Account would become subject to income tax at rates in effect at that time. Should this occur, the maximum tax, under current tax law, which would be paid is $21,172,000. The Company does not anticipate any such action or foresee any events which would result in such tax.

FirstLine II                       97

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

11. Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries, Midwestern United Life Insurance Company (Midwestern United) and First ING Life Insurance Company of New York (First ING). The Company also has three wholly owned noninsurance subsidiaries, First Secured Mortgage Deposit Corporation, Tailored Investments Notes Trust, and ING America Equities, Inc.

ING America Equities, Inc. is a wholesale broker/dealer whose business activities consist only of the distribution of variable life and annuity contracts. ING America Equities, Inc. does not hold customer funds or securities.

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

	December 31
	2000	1999
	(In Thousands)

Common stock (cost--$61,318 in 2000 and 1999)	$85,324	$77,127
(Payable) receivable from subsidiaries	(2,476)	2,060

Summarized financial information for these subsidiaries is as follows:

	2000	1999	1998
	(In Thousands)

Revenues	$ 97,086	$ 89,507	$ 74,536
Income before net realized gains on investments	9,783	7,884	6,123
Net income	9,571	6,301	6,123
Admitted assets	298,260	296,265	308,771
Liabilities	212,936	219,139	234,881

Midwestern United and First ING paid a common stock dividend to the Company of $1,320,000 and $1,970,000 in 1999 and $1,385,000 and $0 in 1998, respectively. No such dividend was paid in 2000.

FirstLine II                       98

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

12. Capital and Surplus

Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1,500,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Colorado Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

The Company has two surplus notes to a related party for $84,259,000 and $100,000,000 which represent the cumulative cash draws on two $100,000,000 commitments issued by ING America through December 31, 2000, less principal payments.

These subordinated notes bear interest at a variable rate equal to the prevailing rate for 10-year U.S. Treasury bonds plus 1/4% adjusted annually. The principal and interest is scheduled to be repaid in five annual installments beginning on April 15, 2000 and continuing through April 15, 2004 for the first note and April 2005 and continuing through April 15, 2009, for the second note, respectively. Future minimum payments, assuming a current effective interest rate of 5.11%, are as follows (in thousands):

Year	Total Payments

2001	$25,842
2002	25,842
2003	25,842
2004	25,842
Subsequent years	143,788
Total	247,156
Less imputed interest	(62,897)
Outstanding principal	$184,259

The repayment of these notes require approval of the Commissioner of Insurance of the State of Colorado and are payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level. In July 2000, the Company made payments of $15,741,000 and $11,098,000 for principal and interest, respectively, after receiving approval from the Commissioner of Insurance of the State of Colorado.

FirstLine II                       99

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

FirstLine II                       100

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

	December 31
	2000		1999
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Bonds	$4,573,658	$4,567,521	$3,418,381	$3,274,765
Preferred stocks	13,524	13,527	2,560	2,889
Unaffiliated common stocks	15,483	15,483	4,977	4,977
Mortgage loans	1,672,169	1,705,801	983,087	943,041
Policy loans	992,911	992,911	943,185	943,185
Residual collateralized mortgage obligations	30,846	13,141	18,200	16,922
Derivative securities	2,782	14,137	1,083	1,242
Short-term investments	114,848	114,848	179,036	179,036
Cash	88,816	88,816	47,018	47,018
Indebtedness from related parties	69,338	69,338	42,451	42,451
Separate account assets	799,966	799,966	644,975	644,975
Receivable for securities	5,084	5,084	102	102

Liabilities:
Individual and group annuities	203,489	142,743	133,025	132,984
Guaranteed investment contracts	1,578,057	1,575,822	335,507	332,275
Policyholder funds	71,669	71,669	91,920	91,920
Policyholder dividends	11,503	11,503	11,273	11,273
Indebtedness to related parties	8,016	8,016	18,329	18,239
Separate account liabilities	799,966	799,966	644,975	644,975
Payable for securities	3,162	3,162	14,023	14,023

FirstLine II                       101

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 6% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2000 and 1999 was $4,675,995,000 and $3,448,196,000, respectively.

Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads implied by independent published surveys. The same is applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are calculated using discounted cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 6% and 15% over the total portfolio.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

FirstLine II                       102

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

13. Fair Values of Financial Instruments (continued)

Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Off-balance-sheet instruments: The Company accepted additional deposits on existing synthetic guaranteed investment contracts in the amounts of $0, $70,000,000 and $66,480,000 in 2000, 1999 and 1998, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these contracts. Such assets had a value of $406,896,000 and $471,380,000 at December 31, 2000 and 1999, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 88% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism which passes such interest rate risk to plan participants.

Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

Letters of credit: The Company is the recipient of letters of credit totaling $250,071,000 (see Note 15), which have a market value to the Company of $0, and two lines of credit totaling $340,136,000 which have a market value to the Company of $0.

The carrying value of all other financial instruments approximates their fair value.

FirstLine II                       103

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

14. Commitments and Contingencies

The Company is a party to pending or threatened lawsuits arising from the normal conduct of its business. Due to the climate in insurance and business litigation, suits against the Company sometimes include substantial additional claims, consequential damages, punitive damages and other similar types of relief. While it is not possible to forecast the outcome of such litigation, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's financial position or interfere with its operations. The Company has established an accrued liability in the financial statements of $20,449,000 related to certain pending litigation. The Company is vigorously defending its position in these cases.

The Company guarantees the obligations incurred by its wholly owned subsidiary, Midwestern United, with respect to all life insurance policies in force in both 2000, 1999 and 1998. In the event Midwestern United is unable to fulfill its obligations under these policies, the Company would be required to assume the policy obligations. The statutory reserve liabilities for the guaranteed policies totaled $201,306,000 and $209,203,000 as of December 31, 2000 and 1999, respectively.

The Company entered into a Tangible Net Worth Maintenance Agreement, dated June 25, 1998 pursuant to which the Company agreed to cause First ING, a wholly owned subsidiary of the Company, to have a tangible net worth equal to an NAIC-defined risk-based capital ratio of at least 200%, calculated by dividing (total adjusted capital x 100) by (the authorized control level risk based capital x 2). The contingent statutory reserve liability for this guarantee is $189,036.

The Company has agreed to guarantee a revolving line of credit issued to Pen-Cal Administrators, Inc., a California producer group, and represented by the credit agreement dated January 1, 2000 between Bank One and Pen-Cal Administrators, Inc., in the principal amount of $2,500,000.

15. Financing Agreements

The Company has a line of credit of $100,000,000 to provide short-term liquidity which expires July 31, 2001. The amount of funds available under this line is reduced by borrowings of certain affiliates also party to the agreement. Interest on all loans is based on the cost of funds by the lender plus .23%. The Company had outstanding borrowings under this agreement at December 31, 2000 and 1999 of $-0- and $200,000, respectively.

FirstLine II                       104

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

15. Financing Agreements (continued)

The Company is the beneficiary of letters of credit totaling $250,071,000 that were established in accordance with the terms of reinsurance agreements. The terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2000 and 1999.

16. Related Party Transactions

Affiliates

The Company has a $200,136,000 line of credit issued by the Company's parent to provide short-term liquidity. Interest on the loans are indexed to the A1+/P1 commercial paper rates. The average borrowing by the Company in 2000 and 1999 was $17,453,000 and $10,365,000, respectively, with an average borrowing rate of 6.29% and 5.16%, respectively. At December 31, 2000 and 1999, outstanding borrowings were $5,927,000 and $15,000,000, respectively.

The Company provides administrative, investment and other operating services to affiliates. Amounts received for these services were $13,053,000, $2,606,000 and $1,605,000 for 2000, 1999 and 1998, respectively.

The Company also has an Investment Advisory Agreement with an affiliate whereby it receives investment and portfolio management services for a fee. Total fees under the agreement were approximately $9,885,000, $11,373,000 and $10,504,000 for 2000, 1999 and 1998, respectively.

Subsidiaries

The Company provides administrative, investment and other operating services to certain of its subsidiaries pursuant to contractual arrangements. Amounts received for these services were $3,561,000, $4,057,000 and $4,280,000 for 2000, 1999 and 1998, respectively.

FirstLine II                       105

Security Life of Denver Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $2,305,000 as of December 31, 2000 and 1999 and has recorded a reserve. The Company has also recorded an asset of $5,045,000 and $5,950,000 as of December 31, 2000 and 1999, respectively, for future credits to premium taxes for assessments already paid. Payments received for guaranty fund assessments in 2000 and 1999 were $267,000 and $120,000, respectively.

18. Regulatory Risk-Based Capital

The NAIC prescribes risk-based capital (RBC) requirements for life/health insurance companies. RBC is a series of dynamic surplus-related formulas for monitoring solvency. At December 31, 2000, the Company exceeded all minimum RBC requirements.

FirstLine II                       106

Security Life Separate Account L1 of
Security Life of Denver Insurance Company
Financial Statements
Years ended December 31, 2000, 1999 and 1998

FirstLine II                       107

Security Life Separate Account L1

Financial Statements

Years ended December 31, 2000, 1999 and 1998

FirstLine II                       108

Report of Independent Auditors

Policyholders
Security Life Separate Account L1 of
     Security Life of Denver Insurance Company

We have audited the accompanying statement of net assets of Security Life Separate Account L1 of Security Life of Denver Insurance Company, comprising, respectively, the Neuberger Berman Advisers Management Trust (comprising the Limited Maturity Bond, Growth and Partners Divisions) ("NB"), the Alger American Fund (comprising the American Small Capitalization, American MidCap Growth, American Growth and American Leveraged AllCap Divisions) ("Alger"), the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II (comprising the Asset Manager, Growth, Overseas, Money Market and Index 500 Divisions) ("Fidelity"), the INVESCO Variable Investment Funds, Inc. (comprising the Total Return, Equity Income, High Yield, Utilities and Small Company Growth Divisions) ("INVESCO"), the Van Eck Worldwide Trust (comprising the Worldwide Hard Assets, Worldwide Bond, Worldwide Emerging Markets and Worldwide Real Estate Divisions) ("Van Eck"), AIM Advisors, Inc. (comprising the Capital Appreciation and Government Securities Divisions) ("AIM"), the Directed Services, Inc. (comprising the Equity Income, Growth, Hard Asset, Limited Maturity Bond, Liquid Asset, MidCap, Research and Total Return Divisions) ("GCG"), and Janus Aspen Series Funds (comprising the Aggressive Growth, Growth, International Growth and Worldwide Growth Divisions) ("Janus"), as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

FirstLine II                       109

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life Separate Account L1 at December 31, 2000, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

April 3, 2001

FirstLine II                       110

Security Life Separate Account L1

Statement of Net Assets

December 31, 2000

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM	Total GCG	Total Janus
Assets
Investments in mutual funds at market value (Note 3)	$711,116,580	$61,876,992	$133,977,481	$370,730,205	$63,237,456	$9,121,476	$67,784,644	$2,880,066	$1,508,260
Total assets	711,116,580	61,876,992	133,977,481	370,730,205	63,237,456	9,121,476	67,784,644	2,880,066	1,508,260

Liabilities
Due to (from) Security Life of Denver	(72,228)	(117,844)	18,560	192,254	(149,658)	2,390	(17,930)	-	-
Total liabilities	(72,228)	(117,844)	18,560	192,254	(149,658)	2,390	(17,930)	-	-

Net assets	$711,188,808	$61,994,836	$133,958,921	$370,537,951	$63,387,114	$9,119,086	$67,802,574	$2,880,066	$1,508,260

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$711,188,808	$61,994,836	$133,958,921	$370,537,951	$63,387,114	$9,119,086	$67,802,574	$2,880,066	$1,508,260

Total policyholder reserves	$711,188,808	$61,994,836	$133,958,921	$370,537,951	$63,387,114	$9,119,086	$67,802,574	$2,880,066	$1,508,260

See accompanying notes.

FirstLine II                       111

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Assets
Investments in mutual funds at market value (Note 3)	$61,876,992	$14,488,939	$19,934,193	$27,453,860
Total assets	61,876,992	14,488,939	19,934,193	27,453,860

Liabilities
Due to (from) Security Life of Denver	(117,844)	(5,212)	(10,713)	(101,919)
Total liabilities	(117,844)	(5,212)	(10,713)	(101,919)

Net assets	$61,994,836	$14,494,151	$19,944,906	$27,555,779

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$61,994,836	$14,494,151	$19,944,906	$27,555,779

Total policyholder reserves	$61,994,836	$14,494,151	$19,944,906	$27,555,779

Number of divisional units outstanding (Note 7):
Class A		1,085,190.344	755,032.816	1,131,357.503
Class B		-	-	727.044

Value per divisional unit:
Class A		$13.36	$26.42	$24.35
Class B		$ -	$ -	$ 9.97

See accompanying notes.

FirstLine II                       112

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Assets
Investments in mutual funds at market value (Note 3)	$133,977,481	$26,226,670	$33,290,178	$50,094,730	$24,365,903
Total assets	133,977,481	26,226,670	33,290,178	50,094,730	24,365,903

Liabilities
Due to (from) Security Life of Denver	18,560	57,540	(3,573)	(23,702)	(11,705)
Total liabilities	18,560	57,540	(3,573)	(23,702)	(11,705)

Net assets	$133,958,921	$26,169,130	$33,293,751	$50,118,432	$24,377,608

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$133,958,921	$26,169,130	$33,293,751	$50,118,432	$24,377,608

Total policyholder reserves	$133,958,921	$26,169,130	$33,293,751	$50,118,432	$24,377,608

Number of divisional units outstanding (Note 7):
Class A		1,351,105.091	1,022,948.192	1,795,058.476	602,197.766
Class B		55,669.122	4,581.526	11,503.557	-

Value per divisional unit:
Class A		$18.97	$32.49	$27.87	$40.48
Class B		$ 9.65	$13.43	$10.16	$ -

See accompanying notes.

FirstLine II                       113

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Assets
Investments in mutual funds at
market value (Note 3)	$370,730,205	$15,754,225	$68,586,160	$43,188,471	$62,301,092	$180,900,257
Total assets	370,730,205	15,754,225	68,586,160	43,188,471	62,301,092	180,900,257

Liabilities
Due to (from) Security Life of Denver	192,254	(393)	79,957	(133,406)	286,280	(40,184)
Total liabilities	192,254	(393)	79,957	(133,406)	286,280	(40,184)

Net assets	$370,537,951	$15,754,618	$68,506,203	$43,321,877	$62,014,812	$180,940,441

Policyholder reserves
Reserves attributable to the
policyholders (Note 2)	$370,537,951	$15,754,618	$68,506,203	$43,321,877	$62,014,812	$180,940,441

Total policyholder reserves	$370,537,951	$15,754,618	$68,506,203	$43,321,877	$62,014,812	$180,940,441

Number of divisional units outstanding (Note 7):
Class A		878,584.296	2,222,867.138	2,586,286.303	4,689,569.461	6,025,479.633
Class B		-	40,727.108	83,750.568	-	704,951.502

Value per divisional unit: Class A		$17.93	$30.62	$16.41	$13.22	$28.85
Class B		$ -	$10.84	$10.38	$ -	$10.07

See accompanying notes.

FirstLine II                       114

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Assets
Investments in mutual funds at
market value (Note 3)	$63,237,456	$11,689,940	$21,534,053	$10,481,915	$7,812,397	$11,719,151
Total assets	63,237,456	11,689,940	21,534,053	10,481,915	7,812,397	11,719,151

Liabilities
Due to (from) Security Life of Denver	(149,658)	(4,691)	(2,043)	(14,437)	465	(128,952)
Total liabilities	(149,658)	(4,691)	(2,043)	(14,437)	465	(128,952)

Net assets	$63,387,114	$11,694,631	$21,536,096	$10,496,352	$7,811,932	$11,848,103

Policyholder reserves
Reserves attributable to the
policyholders (Note 2)	$63,387,114	$11,694,631	$21,536,096	$10,496,352	$7,811,932	$11,848,103

Total policyholder reserves	$63,387,114	$11,694,631	$21,536,096	$10,496,352	$7,811,932	$11,848,103

Number of divisional units outstanding (Note 7):
Class A		698,007.347	782,880.410	680,080.798	341,947.485	658,499.168
Class B		-	23,197.396	2,293.135	-	2,459.473

Value per divisional unit: Class A		$16.75	$27.19	$15.40	$22.85	$17.96
Class B		$-	$10.79	$ 9.07	$ -	$13.22

See accompanying notes.

FirstLine II                       115

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Assets
Investments in mutual funds
at market value (Note 3)	$9,121,476	$2,313,362	$931,424	$4,564,382	$1,312,308
Total assets	9,121,476	2,313,362	931,424	4,564,382	1,312,308

Liabilities
Due to (from) Security Life of Denver	2,390	11	(3)	2,382	-
Total liabilities	2,390	11	(3)	2,382	-

Net assets	$9,119,086	$2,313,351	$931,427	$4,562,000	$1,312,308

Policyholder reserves
Reserves attributable to the
policyholders (Note 2)	$9,119,086	$2,313,351	$931,427	$4,562,000	$1,312,308

Total policyholder reserves	$9,119,086	$2,313,351	$931,427	$4,562,000	$1,312,308

Number of divisional units outstanding (Note 7): Class A		214,971.664	91,236.724	543,314.421	131,207.896
Class B		-	42.100	36,043.266	395.373

Value per divisional unit: Class A		$10.76	$10.20	$7.85	$ 9.97
Class B		$ -	$10.02	$8.27	$10.97

See accompanying notes.

FirstLine II                       116

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	AIM
	Total AIM	Capital Appreciation	Government Securities
Assets
Investments in mutual funds at
market value (Note 3)	$67,784,644	$51,020,236	$16,764,408
Total assets	67,784,644	51,020,236	16,764,408

Liabilities
Due to (from) Security Life of Denver	(17,930)	(18,440)	510
Total liabilities	(17,930)	(18,440)	510

Net assets	$67,802,574	$51,038,676	$16,763,898

Policyholder reserves
Reserves attributable to the
policyholders (Note 2)	$67,802,574	$51,038,676	$16,763,898

Total policyholder reserves	$67,802,574	$51,038,676	$16,763,898

Number of divisional units outstanding (Note 7): Class A		647,483.811	1,022,213.843
Class B		3,435,424.363	469,535.280

Value per divisional unit: Class A		$14.52	$11.29
Class B		$12.12	$11.13

See accompanying notes.

FirstLine II                       117

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	GCG
	Total GCG	Equity Income	Growth	Hard Assets	Limited Maturity Bond	Liquid Asset	MidCap Growth	Research	Total Return
Assets
Investments in mutual funds at market value (Note 3)	$2,880,066	$ -	$1,233	$ -	$876,798	$1,991,502	$ -	$ -	$10,533
Total assets	2,880,066	-	1,233	-	876,798	1,991,502	-	-	10,533

Liabilities
Due to (from) Security Life of Denver	-	-	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-	-	-

Net assets	$2,880,066	$ -	$1,233	$ -	$876,798	$1,991,502	$ -	$ -	$10,533

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$2,880,066	$ -	$1,233	$ -	$876,798	$1,991,502	$ -	$ -	$10,533

Total policyholder reserves	$2,880,066	$ -	$1,233	$ -	$876,798	$1,991,502	$ -	$ -	$10,533
Number of divisional units outstanding (Note 7): Class A		-	-	-	-	-	-	-	-
Class B		-	103.679	-	80,478.798	183,932.621	-	-	908.365
Value per divisional unit: Class A		-	-	-	-	-	-	-	-
Class B		-	$11.89	-	$10.89	$10.83	-	-	$11.60

See accompanying notes.

FirstLine II                       118

Security Life Separate Account L1

Statement of Net Assets (continued)

December 31, 2000

	Janus
	Total Janus	Growth	Aggressive Growth	Worldwide Growth	International Growth
Assets
Investments in mutual funds at market value (Note 3)	$1,508,260	$243,641	$524,583	$319,420	$420,616
Total assets	1,508,260	243,641	524,583	319,420	420,616

Liabilities
Due to (from) Security Life of Denver	-	-	-	-	-
Total liabilities	-	-	-	-	-

Net assets	$1,508,260	$243,641	$524,583	$319,420	$420,616

Policyholder reserves
Reserves attributable to the policyholders (Note 2)	$1,508,260	$243,641	$524,583	$319,420	$420,616

Total policyholder reserves	$1,508,260	$243,641	$524,583	$319,420	$420,616
Number of divisional units outstanding (Note 7): Class A		29,430.276	53,752.789	19,710.545	42,106.076
Class B		-	22,786.649	17,011.166	6,269.387

Value per divisional unit: Class A		$8.28	$6.85	$8.69	$8.69
Class B		$ -	$6.86	$8.71	$8.71

See accompanying notes.

FirstLine II                       119

Security Life Separate Account L1

Statement of Operations

Year ended December 31, 2000

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM	Total GCG	Total Janus
Investment income
Dividends from mutual funds	$ 50,577,183	$ 7,022,071	$ 21,585,044	$ 16,687,757	$ 3,487,264	$ 59,217	$ 818,477	$916,460	$ 893
Less valuation period deductions
(Note 2)	4,508,171	450,958	982,444	2,480,381	404,934	59,822	128,874	-	758
Net investment income (loss)	46,069,012	6,571,113	20,602,600	14,207,376	3,082,330	(605)	689,603	916,460	135

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	5,695,914	(1,808,706)	(5,036,278)	10,515,603	1,339,426	220,229	475,369	-	(9,729)
Net unrealized gains (losses) on
investments	(118,856,269)	(7,325,351)	(40,865,515)	(58,774,602)	(7,701,130)	(2,223,947)	(1,820,869)	(46,004)	(98,851)
Net realized and unrealized gains
(losses) on investments	(113,160,355)	(9,134,057)	(45,901,793)	(48,258,999)	(6,361,704)	(2,003,718)	(1,345,500)	(46,004)	(108,580)

Net increase (decrease) in net assets
resulting from operations	$ (67,091,343)	$(2,562,944)	$(25,299,193)	$(34,051,623)	$(3,279,374)	$(2,004,323)	$ (655,897)	$870,456	$(108,445)

See accompanying notes.

FirstLine II                       120

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Investment income
Dividends from mutual funds	$ 7,022,071	$775,107	$ 1,356,082	$4,890,882
Less valuation period deductions
(Note 2)	450,958	92,250	138,445	220,263
Net investment income (loss)	6,571,113	682,857	1,217,637	4,670,619

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	(1,808,706)	(281,540)	3,777,374	(5,304,540)
Net unrealized gains (losses) on
investments	(7,325,351)	351,484	(7,971,190)	294,355
Net realized and unrealized gains
(losses) on investments	(9,134,057)	69,944	(4,193,816)	(5,010,185)

Net increase (decrease) in net assets
resulting from operations	$(2,562,944)	$752,801	$(2,976,179)	$ (339,566)

See accompanying notes.

FirstLine II                       121

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Investment income
Dividends from mutual funds	$21,585,044	$9,941,662	$2,936,254	$6,249,935	$2,457,193
Less valuation period deductions
(Note 2)	982,444	222,078	194,721	366,802	198,843
Net investment income (loss)	20,602,600	9,719,584	2,741,533	5,883,133	2,258,350

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	(5,036,278)	(9,976,931)	1,057,836	1,775,571	2,107,246
Net unrealized gains (losses) on
investments	(40,865,515)	(9,435,613)	(2,672,195)	(16,304,212)	(12,453,495)
Net realized and unrealized gains
(losses) on investments	(45,901,793)	(19,412,544)	(1,614,359)	(14,528,641)	(10,346,249)

Net increase (decrease) in net assets
resulting from operations	$(25,299,193)	$(9,692,960)	$1,127,174	$(8,645,508)	$(8,087,899)

See accompanying notes.

FirstLine II                       122

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Investment income
Dividends from mutual funds	$ 16,687,757	$1,469,444	$ 6,670,347	$ 3,516,677	$2,798,325	$ 2,232,964
Less valuation period deductions
(Note 2)	2,480,381	105,478	489,501	301,304	340,745	1,243,353
Net investment income (loss)	14,207,376	1,363,966	6,180,846	3,215,373	2,457,580	989,611

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	10,515,603	8,816	2,581,814	1,800,478	-	6,124,495
Net unrealized gains (losses) on
investments	(58,774,602)	(2,092,103)	(17,925,268)	(13,999,080)	-	(24,758,151)
Net realized and unrealized gains
(losses) on investments	(48,258,999)	(2,083,287)	(15,343,454)	(12,198,602)	-	(18,633,656)

Net increase (decrease) in net assets
resulting from operations	$(34,051,623)	$ (719,321)	$(9,162,608)	$(8,983,229)	$2,457,580	$(17,644,045)

See accompanying notes.

FirstLine II                       123

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Investment income
Dividends from mutual funds	$ 3,487,264	$1,540,605	$1,186,862	$ 97,398	$324,011	$ 338,388
Less valuation period deductions
(Note 2)	404,934	80,022	139,132	78,969	43,912	62,899
Net investment income (loss)	3,082,330	1,460,583	1,047,730	18,429	280,099	275,489

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	1,339,426	(314,414)	593,634	(390,743)	256,021	1,194,928
Net unrealized gains (losses) on
investments	(7,701,130)	(1,435,710)	(904,246)	(1,002,431)	(372,493)	(3,986,250)
Net realized and unrealized gains
(losses) on investments	(6,361,704)	(1,750,124)	(310,612)	(1,393,174)	(116,472)	(2,791,322)

Net increase (decrease) in net assets
resulting from operations	$(3,279,374)	$ (289,541)	$ 737,118	$(1,374,745)	$163,627	$(2,515,833)

See accompanying notes.

FirstLine II                       124

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate

Investment income
Dividends from mutual funds	$ 59,217	$ 25,149	$20,595	$ -	$ 13,473
Less valuation period deductions
(Note 2)	59,822	17,641	5,005	31,191	5,985
Net investment income (loss)	(605)	7,508	15,590	(31,191)	7,488

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	220,229	140,202	(14,783)	87,666	7,144
Net unrealized gains (losses) on
investments	(2,223,947)	123,530	23,588	(2,508,578)	137,513
Net realized and unrealized gains
(losses) on investments	(2,003,718)	263,732	8,805	(2,420,912)	144,657

Net increase (decrease) in net assets
resulting from operations	$(2,004,323)	$271,240	$24,395	$(2,452,103)	$152,145

See accompanying notes.

FirstLine II                       125

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	AIM
	Total AIM	Capital Appreciation	Government Securities
Investment income
Dividends from mutual funds	$ 818,477	$ 266,665	$551,812
Less valuation period deductions
(Note 2)	128,874	58,290	70,584
Net investment income (loss)	689,603	208,375	481,228

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
Investments	475,369	418,127	57,242
Net unrealized gains (losses) on
Investments	(1,820,869)	(2,171,530)	350,661
Net realized and unrealized gains
(losses) on investments	(1,345,500)	(1,753,403)	407,903

Net increase (decrease) in net assets
resulting from operations	$ (655,897)	$(1,545,028)	$889,131

See accompanying notes.

FirstLine II                       126

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	GCG
	Total GCG	Equity Income	Growth	Hard Assets	Limited Maturity Bond	Liquid Asset	MidCap Growth	Research	Total Return
Investment income
Dividends from mutual funds	$916,460	$ -	$ 90	$ -	$54,281	$861,303	$ -	$ -	$786
Less valuation period deductions (Note 2)	-	-	-	-	-	-	-	-	-

Net investment income (loss)	916,460	-	90	-	54,281	861,303	-	-	786

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	-	-	-	-	-	-	-	-	-
Net unrealized gains (losses) on investments	(46,004)	-	(168)	-	(45,286)	-	-	-	(550)
Net realized and unrealized gains (losses) on investments	(46,004)	-	(168)	-	(45,286)	-	-	-	(550)

Net increase (decrease) in net assets resulting from operations	$870,456	$ -	$ (78)	$ -	$ 8,995	$861,303	$ -	$ -	$236

See accompanying notes.

FirstLine II                       127

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 2000

	Janus
	Total Janus	Growth	Aggressive Growth	Worldwide Growth	International Growth
Investment income
Dividends from mutual funds	$ 893	$ -	$ -	$ 83	$ 810
Less valuation period deductions
(Note 2)	758	180	218	147	213
Net investment income (loss)	135	(180)	(218)	(64)	597

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	(9,729)	(1,546)	(86)	(7,584)	(513)
Net unrealized gains (losses) on
investments	(98,851)	(15,107)	(50,478)	(16,753)	(16,513)
Net realized and unrealized gains
(losses) on investments	(108,580)	(16,653)	(50,564)	(24,337)	(17,026)

Net increase (decrease) in net assets
resulting from operations	$(108,445)	$(16,833)	$(50,782)	$(24,401)	$(16,429)

See accompanying notes.

FirstLine II                       128

Security Life Separate Account L1

Statement of Operations

Year ended December 31, 1999

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM
Investment income
Dividends from mutual funds	$18,884,169	$2,123,919	$ 7,325,481	$ 7,908,482	$1,183,695	$ 30,826	$ 311,766
Less valuation period deductions
(Note 2)	2,908,885	371,218	557,411	1,629,301	272,130	27,814	51,011
Net investment income (loss)	15,975,284	1,752,701	6,768,070	6,279,181	911,565	3,012	260,755

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	18,191,446	557,950	5,023,269	11,358,812	1,094,239	73,144	84,032
Net unrealized gains (losses) on
investments	55,998,041	3,797,732	17,500,945	30,152,442	2,135,798	1,374,192	1,036,932
Net realized and unrealized gains
(losses) on investments	74,189,487	4,355,682	22,524,214	41,511,254	3,230,037	1,447,336	1,120,964

Net increase (decrease) in net assets
resulting from operations	$90,164,771	$6,108,383	$29,292,284	$47,790,435	$4,141,602	$1,450,348	$1,381,719

See accompanying notes.

FirstLine II                       129

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Investment income
Dividends from mutual funds	$2,123,919	$911,596	$ 453,085	$ 759,238
Less valuation period deductions
(Note 2)	371,218	108,699	70,308	192,211
Net investment income (loss)	1,752,701	802,897	382,777	567,027

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	557,950	(293,615)	318,964	532,601
Net unrealized gains (losses) on
investments	3,797,732	(423,477)	3,714,218	506,991
Net realized and unrealized gains
(losses) on investments	4,355,682	(717,092)	4,033,182	1,039,592

Net increase (decrease) in net assets
resulting from operations	$6,108,383	$ 85,805	$4,415,959	$1,606,619

See accompanying notes.

FirstLine II                       130

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Investment income
Dividends from mutual funds	$ 7,325,481	$2,200,048	$1,636,538	$2,764,203	$ 724,692
Less valuation period deductions
(Note 2)	557,411	141,734	88,955	233,373	93,349
Net investment income (loss)	6,768,070	2,058,314	1,547,583	2,530,830	631,343

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	5,023,269	94,825	322,974	2,007,625	2,597,845
Net unrealized gains (losses) on
investments	17,500,945	5,993,398	2,015,333	4,584,649	4,907,565
Net realized and unrealized gains
(losses) on investments	22,524,214	6,088,223	2,338,307	6,592,274	7,505,410

Net increase (decrease) in net assets
resulting from operations	$29,292,284	$8,146,537	$3,885,890	$9,123,104	$8,136,753

See accompanying notes.

FirstLine II                       131

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Investment income
Dividends from mutual funds	$ 7,908,482	$ 798,528	$ 3,508,501	$ 820,014	$1,277,704	$ 1,503,735
Less valuation period deductions
(Note 2)	1,629,301	83,646	308,868	188,207	188,211	860,369
Net investment income (loss)	6,279,181	714,882	3,199,633	631,807	1,089,493	643,366

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	11,358,812	122,474	7,459,882	553,230	-	3,223,226
Net unrealized gains (losses) on
investments	30,152,442	316,538	3,509,953	8,740,414	-	17,585,537
Net realized and unrealized gains
(losses) on investments	41,511,254	439,012	10,969,835	9,293,644	-	20,808,763

Net increase (decrease) in net assets
resulting from operations	$47,790,435	$1,153,894	$14,169,468	$9,925,451	$1,089,493	$21,452,129

See accompanying notes.

FirstLine II                       132

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Investment income
Dividends from mutual funds	$1,183,695	$ 276,071	$ 252,055	$618,531	$ 37,038	$ -
Less valuation period deductions
(Note 2)	272,130	71,255	97,430	65,338	23,769	14,338
Net investment income (loss)	911,565	204,816	154,625	553,193	13,269	(14,338)

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	1,094,239	286,623	506,767	(241,611)	304,911	237,549
Net unrealized gains (losses) on
investments	2,135,798	(923,083)	965,264	379,005	179,598	1,535,014
Net realized and unrealized gains
(losses) on investments	3,230,037	(636,460)	1,472,031	137,394	484,509	1,772,563

Net increase (decrease) in net assets
resulting from operations	$4,141,602	$(431,644)	$1,626,656	$690,587	$497,778	$1,758,225

See accompanying notes.

FirstLine II                       133

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Investment income
Dividends from mutual funds	$ 30,826	$ 16,585	$ 12,446	$ -	$ 1,795
Less valuation period deductions
(Note 2)	27,814	12,646	2,550	10,886	1,732
Net investment income (loss)	3,012	3,939	9,896	(10,886)	63

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	73,144	(313,009)	(25,853)	410,384	1,622
Net unrealized gains (losses) on
investments	1,374,192	592,123	(9,920)	809,962	(17,973)
Net realized and unrealized gains
(losses) on investments	1,447,336	279,114	(35,773)	1,220,346	(16,351)

Net increase (decrease) in net assets
resulting from operations	$1,450,348	$283,053	$(25,877)	$1,209,460	$(16,288)

See accompanying notes.

FirstLine II                       134

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1999

	AIM
	Total AIM	Capital Appreciation	Government Securities
Investment income
Dividends from mutual funds	$ 311,766	$ 113,467	$198,299
Less valuation period deductions
(Note 2)	51,011	19,289	31,722
Net investment income (loss)	260,755	94,178	166,577

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	84,032	92,256	(8,224)
Net unrealized gains (losses) on
investments	1,036,932	1,257,369	(220,437)
Net realized and unrealized gains
(losses) on investments	1,120,964	1,349,625	(228,661)

Net increase (decrease) in net assets
resulting from operations	$1,381,719	$1,443,803	$ (62,084)

See accompanying notes.

FirstLine II                       135

Security Life Separate Account L1

Statement of Operations

Year ended December 31, 1998

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM
Investment income
Dividends from mutual funds	$17,747,833	$4,273,690	$ 4,617,072	$ 6,943,854	$1,625,860	$ 189,620	$ 97,737
Less valuation period deductions
(Note 2)	1,740,661	291,487	290,412	971,160	162,321	11,393	13,888
Net investment income (loss)	16,007,172	3,982,203	4,326,660	5,972,694	1,463,539	178,227	83,849

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	8,536,274	347,823	1,685,294	6,403,348	355,780	(260,570)	4,599
Net unrealized gains (losses) on
investments	18,766,977	(2,323,636)	5,825,800	15,230,082	248,681	(368,037)	154,087
Net realized and unrealized gains
(losses) on investments	27,303,251	(1,975,813)	7,511,094	21,633,430	604,461	(628,607)	158,686

Net increase (decrease) in net
assets resulting from operations	$43,310,423	$2,006,390	$11,837,754	$27,606,124	$2,068,000	$(450,380)	$242,535

See accompanying notes.

FirstLine II                       136

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	NB
	Total NB	Limited Maturity Bond	Growth	Government Income	Partners
Investment income
Dividends from mutual funds	$4,273,690	$409,268	$1,579,109	$136,565	$2,148,748
Less valuation period deductions
(Note 2)	291,487	87,183	52,660	3,213	148,431
Net investment income (loss)	3,982,203	322,085	1,526,449	133,352	2,000,317

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	347,823	10,003	(264,148)	(53,894)	655,862
Net unrealized gains (losses) on
investments	(2,323,636)	59,369	(81,576)	(60,954)	(2,240,475)
Net realized and unrealized gains
(losses) on investments	(1,975,813)	69,372	(345,724)	(114,848)	(1,584,613)

Net increase (decrease) in net
assets resulting from operations	$2,006,390	$391,457	$1,180,725	$ 18,504	$ 415,704

See accompanying notes.

FirstLine II                       137

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Investment income
Dividends from mutual funds	$ 4,617,072	$1,681,373	$ 593,045	$2,196,712	$ 145,942
Less valuation period deductions
(Note 2)	290,412	95,588	53,316	113,376	28,132
Net investment income (loss)	4,326,660	1,585,785	539,729	2,083,336	117,810

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	1,685,294	186,963	316,932	915,872	265,527
Net unrealized gains (losses) on
investments	5,825,800	166,990	1,022,340	3,099,428	1,537,042
Net realized and unrealized gains
(losses) on investments	7,511,094	353,953	1,339,272	4,015,300	1,802,569

Net increase (decrease) in net
assets resulting from operations	$11,837,754	$1,939,738	$1,879,001	$6,098,636	$1,920,379

See accompanying notes.

FirstLine II                       138

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Investment income
Dividends from mutual funds	$ 6,943,854	$ 808,986	$2,663,618	$1,015,626	$830,137	$ 1,625,487
Less valuation period deductions
(Note 2)	971,160	63,669	183,002	129,504	116,932	478,053
Net investment income (loss)	5,972,694	745,317	2,480,616	886,122	713,205	1,147,434

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	6,403,348	20,247	1,534,000	298,379	-	4,550,722
Net unrealized gains (losses) on
investments	15,230,082	315,702	4,444,805	707,398	-	9,762,177
Net realized and unrealized gains
(losses) on investments	21,633,430	335,949	5,978,805	1,005,777	-	14,312,899

Net increase (decrease) in net
assets resulting from operations	$27,606,124	$1,081,266	$8,459,421	$1,891,899	$713,205	$15,460,333

See accompanying notes.

FirstLine II                       139

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Investment income
Dividends from mutual funds	$1,625,860	$312,534	$ 514,174	$769,805	$ 29,058	$ 289
Less valuation period deductions
(Note 2)	162,321	40,898	60,678	49,140	10,730	875
Net investment income (loss)	1,463,539	271,636	453,496	720,665	18,328	(586)

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	355,780	136,473	342,342	(151,382)	35,245	(6,898)
Net unrealized gains (losses) on
investments	248,681	73,689	359,519	(541,125)	282,500	74,098
Net realized and unrealized gains
(losses) on investments	604,461	210,162	701,861	(692,507)	317,745	67,200

Net increase (decrease) in net
assets resulting from operations	$2,068,000	$481,798	$1,155,357	$ 28,158	$336,073	$66,614

See accompanying notes.

FirstLine II                       140

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	Van Eck
	Total Van Eck	Worldwide Balanced	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Investment income
Dividends from mutual funds	$ 189,620	$45,674	$ 143,946	$ -	$ -	$ -
Less valuation period deductions (Note 2)	11,393	1,050	8,170	212	1,736	225
Net investment income (loss)	178,227	44,624	135,776	(212)	(1,736)	(225)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(260,570)	4,682	(162,110)	130	(101,436)	(1,836)
Net unrealized gains (losses) on investments	(368,037)	(23,403)	(395,698)	3,953	47,140	(29)
Net realized and unrealized gains (losses) on investments	(628,607)	(18,721)	(557,808)	4,083	(54,296)	(1,865)

Net increase (decrease) in net assets resulting from operations	$(450,380)	$25,903	$(422,032)	$3,871	$ (56,032)	$(2,090)

See accompanying notes.

FirstLine II                       141

Security Life Separate Account L1

Statement of Operations (continued)

Year ended December 31, 1998

	AIM
	Total AIM	Capital Appreciation	Government Securities
Investment income
Dividends from mutual funds	$ 97,737	$ 27,109	$ 70,628
Less valuation period deductions
(Note 2)	13,888	3,056	10,832
Net investment income (loss)	83,849	24,053	59,796

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
investments	4,599	(3,315)	7,914
Net unrealized gains (losses) on
investments	154,087	119,225	34,862
Net realized and unrealized gains
(losses) on investments	158,686	115,910	42,776

Net increase (decrease) in net
assets resulting from operations	$242,535	$139,963	$102,572

See accompanying notes.

FirstLine II                       142

Security Life Separate Account L1

Statement of Changes in Net Assets

Year ended December 31, 2000

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM	Total GCG	Total Janus
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 46,069,012	$ 6,571,113	$ 20,602,600	$ 14,207,376	$ 3,082,330	$ (605)	$ 689,603	$ 916,460	$ 135
Net realized gains (losses) on
investments	5,695,914	(1,808,706)	(5,036,278)	10,515,603	1,339,426	220,229	475,369	-	(9,729)
Net unrealized gains (losses) on
investments	(118,856,269)	(7,325,351)	(40,865,515)	(58,774,602)	(7,701,130)	(2,223,947)	(1,820,869)	(46,004)	(98,851)
Increase (decrease) in net assets from
operations	(67,091,343)	(2,562,944)	(25,299,193)	(34,051,623)	(3,279,374)	(2,004,323)	(655,897)	870,456	(108,445)

Changes from principal
transactions
Net premiums	317,402,712	12,252,726	37,515,640	184,341,968	18,591,825	3,290,844	6,971,977	53,982,127	455,605
Cost of insurance and
administrative charges	(30,552,382)	(2,409,367)	(6,276,189)	(16,796,166)	(3,114,778)	(384,336)	(861,571)	(702,322)	(7,653)
Benefit payments	(1,594,522)	(19,938)	(28,371)	(1,534,182)	(12,031)	-	-	-	-
Surrenders	(21,566,997)	(3,720,641)	(4,011,887)	(11,413,075)	(1,965,457)	(86,249)	(369,688)	-	-
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(7,189,963)	4,582,877	21,813,159	(44,990,539)	8,412,713	2,032,846	51,053,800	(51,255,284)	1,160,465
Other	478,335	175,141	731,362	535,825	115,805	(33,873)	(1,039,302)	(14,911)	8,288
Increase (decrease) from principal
transactions	256,977,183	10,860,798	49,743,714	110,143,831	22,028,077	4,819,232	55,755,216	2,009,610	1,616,705

Total increase (decrease) in net assets	189,885,840	8,297,854	24,444,521	76,092,208	18,748,703	2,814,909	55,099,319	2,880,066	1,508,260

Net assets at beginning of year	521,302,968	53,696,982	109,514,400	294,445,743	44,638,411	6,304,177	12,703,255	-	-

Net assets at end of year	$711,188,808	$61,994,836	$133,958,921	$370,537,951	$63,387,114	$9,119,086	$67,802,574	$ 2,880,066	$1,508,260

See accompanying notes.

FirstLine II                       143

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 6,571,113	$ 682,857	$ 1,217,637	$ 4,670,619
Net realized gains (losses) on
investments	(1,808,706)	(281,540)	3,777,374	(5,304,540)
Net unrealized gains (losses) on
investments	(7,325,351)	351,484	(7,971,190)	294,355
Increase (decrease) in net assets from
operations	(2,562,944)	752,801	(2,976,179)	(339,566)

Changes from principal
transactions
Net premiums	12,252,726	3,373,191	3,809,287	5,070,248
Cost of insurance and
administrative charges	(2,409,367)	(422,495)	(645,717)	(1,341,155)
Benefit payments	(19,938)	-	-	(19,938)
Surrenders	(3,720,641)	(485,003)	(434,853)	(2,800,785)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	4,582,877	72,092	7,083,628	(2,572,843)
Other	175,141	2,737	32,586	139,818
Increase (decrease) from principal
transactions	10,860,798	2,540,522	9,844,931	(1,524,655)

Total increase (decrease) in net assets	8,297,854	3,293,323	6,868,752	(1,864,221)

Net assets at beginning of year	53,696,982	11,200,828	13,076,154	29,420,000

Net assets at end of year	$61,994,836	$14,494,151	$19,944,906	$27,555,779

See accompanying notes.

FirstLine II                       144

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 20,602,600	$ 9,719,584	$ 2,741,533	$ 5,883,133	$ 2,258,350
Net realized gains (losses) on
investments	(5,036,278)	(9,976,931)	1,057,836	1,775,571	2,107,246
Net unrealized gains (losses) on
investments	(40,865,515)	(9,435,613)	(2,672,195)	(16,304,212)	(12,453,495)
Increase (decrease) in net assets from
operations	(25,299,193)	(9,692,960)	1,127,174	(8,645,508)	(8,087,899)

Changes from principal
transactions
Net premiums	37,515,640	6,777,077	8,256,914	14,199,181	8,282,468
Cost of insurance and
administrative charges	(6,276,189)	(1,361,117)	(1,182,610)	(2,244,564)	(1,487,898)
Benefit payments	(28,371)	(8,499)	-	-	(19,872)
Surrenders	(4,011,887)	(1,213,521)	(527,415)	(1,866,225)	(404,726)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	21,813,159	3,623,099	8,242,898	7,157,011	2,790,151
Other	731,362	265,296	89,303	135,039	241,724
Increase (decrease) from principal
transactions	49,743,714	8,082,335	14,879,090	17,380,442	9,401,847

Total increase (decrease) in net assets	24,444,521	(1,610,625)	16,006,264	8,734,934	1,313,948

Net assets at beginning of year	109,514,400	27,779,755	17,287,487	41,383,498	23,063,660

Net assets at end of year	$133,958,921	$26,169,130	$33,293,751	$50,118,432	$24,377,608

See accompanying notes.

FirstLine II                       145

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 14,207,376	$ 1,363,966	$ 6,180,846	$ 3,215,373	$ 2,457,580	$ 989,611
Net realized gains (losses) on
investments	10,515,603	8,816	2,581,814	1,800,478	-	6,124,495
Net unrealized gains (losses) on
investments	(58,774,602)	(2,092,103)	(17,925,268)	(13,999,080)	-	(24,758,151)
Increase (decrease) in net assets from
operations	(34,051,623)	(719,321)	(9,162,608)	(8,983,229)	2,457,580	(17,644,045)

Changes from principal
transactions
Net premiums	184,341,968	4,246,313	16,858,828	10,774,262	102,634,205	49,828,360
Cost of insurance and
administrative charges	(16,796,166)	(729,175)	(2,871,811)	(1,545,175)	(3,421,123)	(8,228,882)
Benefit payments	(1,534,182)	-	(8,585)	-	(1,512,600)	(12,997)
Surrenders	(11,413,075)	(523,096)	(1,526,139)	(1,310,651)	(1,580,652)	(6,472,537)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(44,990,539)	(110,602)	6,705,250	9,264,961	(71,323,681)	10,473,533
Other	535,825	41	353,438	137,428	(36,325)	81,243
Increase (decrease) from principal
transactions	110,143,831	2,883,481	19,510,981	17,320,825	24,759,824	45,668,720

Total increase (decrease) in net assets	76,092,208	2,164,160	10,348,373	8,337,596	27,217,404	28,024,675

Net assets at beginning of year	294,445,743	13,590,458	58,157,830	34,984,281	34,797,408	152,915,766

Net assets at end of year	$370,537,951	$15,754,618	$68,506,203	$43,321,877	$ 62,014,812	$180,940,441

See accompanying notes.

FirstLine II                       146

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 3,082,330	$ 1,460,583	$ 1,047,730	$ 18,429	$ 280,099	$ 275,489
Net realized gains (losses) on
investments	1,339,426	(314,414)	593,634	(390,743)	256,021	1,194,928
Net unrealized gains (losses) on
investments	(7,701,130)	(1,435,710)	(904,246)	(1,002,431)	(372,493)	(3,986,250)
Increase (decrease) in net assets from
operations	(3,279,374)	(289,541)	737,118	(1,374,745)	163,627	(2,515,833)

Changes from principal
transactions
Net premiums	18,591,825	4,101,918	5,744,367	2,639,161	2,052,375	4,054,004
Cost of insurance and
administrative charges	(3,114,778)	(753,096)	(1,128,125)	(507,500)	(326,968)	(399,089)
Benefit payments	(12,031)	-	(12,031)	-	-	-
Surrenders	(1,965,457)	(882,070)	(593,452)	(303,992)	(148,234)	(37,709)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	8,412,713	(858,136)	588,741	584,364	1,906,098	6,191,646
Other	115,805	(11,094)	(21,075)	38,387	23,719	85,868
Increase (decrease) from principal
transactions	22,028,077	1,597,522	4,578,425	2,450,420	3,506,990	9,894,720

Total increase (decrease) in net assets	18,748,703	1,307,981	5,315,543	1,075,675	3,670,617	7,378,887

Net assets at beginning of year	44,638,411	10,386,650	16,220,553	9,420,677	4,141,315	4,469,216

Net assets at end of year	$63,387,114	$11,694,631	$21,536,096	$10,496,352	$7,811,932	$11,848,103

See accompanying notes.

FirstLine II                       147

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ (605)	$ 7,508	$ 15,590	$ (31,191)	$ 7,488
Net realized gains (losses) on
investments	220,229	140,202	(14,783)	87,666	7,144
Net unrealized gains (losses) on
investments	(2,223,947)	123,530	23,588	(2,508,578)	137,513
Increase (decrease) in net assets from
operations	(2,004,323)	271,240	24,395	(2,452,103)	152,145

Changes from principal
transactions
Net premiums	3,290,844	358,451	329,600	2,190,959	411,834
Cost of insurance and
administrative charges	(384,336)	(106,083)	(44,145)	(190,748)	(43,360)
Benefit payments	-	-	-	-	-
Surrenders	(86,249)	(36,625)	(12,576)	(35,659)	(1,389)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	2,032,846	(475,702)	298,840	1,965,172	244,536
Other	(33,873)	(4,008)	1,110	(29,680)	(1,295)
Increase (decrease) from principal
transactions	4,819,232	(263,967)	572,829	3,900,044	610,326

Total increase (decrease) in net assets	2,814,909	7,273	597,224	1,447,941	762,471

Net assets at beginning of year	6,304,177	2,306,078	334,203	3,114,059	549,837

Net assets at end of year	$9,119,086	$2,313,351	$931,427	$4,562,000	$1,312,308

See accompanying notes.

FirstLine II                       148

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	AIM
	Total AIM	Capital Appreciation	Government Securities
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 689,603	$ 208,375	$ 481,228
Net realized gains (losses) on
investments	475,369	418,127	57,242
Net unrealized gains (losses) on
investments	(1,820,869)	(2,171,530)	350,661
Increase (decrease) in net assets from
operations	(655,897)	(1,545,028)	889,131

Changes from principal
transactions
Net premiums	6,971,977	4,809,190	2,162,787
Cost of insurance and
administrative charges	(861,571)	(550,172)	(311,399)
Benefit payments	-	-	-
Surrenders	(369,688)	(120,337)	(249,351)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	51,053,800	44,182,854	6,870,946
Other	(1,039,302)	(1,046,753)	7,451
Increase (decrease) from principal
transactions	55,755,216	47,274,782	8,480,434

Total increase (decrease) in net assets	55,099,319	45,729,754	9,369,565

Net assets at beginning of year	12,703,255	5,308,922	7,394,333

Net assets at end of year	$67,802,574	$51,038,676	$16,763,898

See accompanying notes.

FirstLine II                       149

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	GCG
	Total GCG	Equity Income	Growth	Hard Assets	Limited Maturity Bond	Liquid Asset	MidCap Growth	Research	Total Return
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 916,460	$ -	$ 90	$ -	$ 54,281	$ 861,303	$ -	$ -	$ 786
Net realized gains (losses) on
investments	-	-	-	-	-	-	-	-	-
Net unrealized gains (losses) on
investments	(46,004)	-	(168)	-	(45,286)	-	-	-	(550)
Increase (decrease) in net assets from
operations	870,456	-	(78)	-	8,995	861,303	-	-	236

Changes from principal
transactions
Net premiums	53,982,127	-	-	-	868,271	53,113,856	-	-	-
Cost of insurance and
administrative charges	(702,322)	-	-	-	(3,837)	(698,485)	-	-	-
Benefit payments	-
Surrenders	-	-	-	-	-	-	-	-	-
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(51,255,284)	-	1,311	-	3,369	(51,270,261)	-	-	10,297
Other	(14,911)	-	-	-	-	(14,911)	-	-	-
Increase (decrease) from principal
transactions	2,009,610	-	1,311	-	867,803	1,130,199	-	-	10,297

Total increase (decrease) in net assets	2,880,066	-	1,233	-	876,798	1,991,502	-	-	10,533

Net assets at beginning of year	-	-	-	-	-	-	-	-	-

Net assets at end of year	$ 2,880,066	$ -	$1,233	$ -	$876,798	$ 1,991,502	$ -	$ -	$10,533

See accompanying notes.

FirstLine II                       150

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 2000

	Janus
	Total Janus	Growth	Aggressive Growth	Worldwide Growth	International Growth
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 135	$ (180)	$ (218)	$ (64)	$ 597
Net realized gains (losses) on investments	(9,729)	(1,546)	(86)	(7,584)	(513)
Net unrealized gains (losses) on investments	(98,851)	(15,107)	(50,478)	(16,753)	(16,513)
Increase (decrease) in net assets from operations	(108,445)	(16,833)	(50,782)	(24,401)	(16,429)

Changes from principal transactions
Net premiums	455,605	44,231	197,569	202,866	10,939
Cost of insurance and administrative expenses	(7,653)	(1,752)	(2,059)	(1,621)	(2,221)
Benefit payments	-	-	-	-	-
Surrenders	-	-	-	-	-
Net transfers among divisions (including the loan division and guaranteed interest division in the general account)	1,160,465	216,576	370,746	142,784	430,359
Other	8,288	1,419	9,109	(208)	(2,032)
Increase (decrease) from principal transactions	1,616,705	260,474	575,365	343,821	437,045

Total increase (decrease) in net assets	1,508,260	243,641	524,583	319,420	420,616

Net assets at beginning of year	-	-	-	-	-

Net assets at end of year	$1,508,260	$243,641	$524,583	$319,420	$420,616

See accompanying notes.

FirstLine II                       151

Security Life Separate Account L1

Statement of Changes in Net Assets

Year ended December 31, 1999

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 15,975,284	$ 1,752,701	$ 6,768,070	$ 6,279,181	$ 911,565	$ 3,012	$ 260,755
Net realized gains (losses) on
investments	18,191,446	557,950	5,023,269	11,358,812	1,094,239	73,144	84,032
Net unrealized gains (losses) on
investments	55,998,041	3,797,732	17,500,945	30,152,442	2,135,798	1,374,192	1,036,932
Increase (decrease) in net assets from
operations	90,164,771	6,108,383	29,292,284	47,790,435	4,141,602	1,450,348	1,381,719

Changes from principal
transactions
Net premiums	162,042,407	9,691,552	19,246,531	115,810,413	12,770,723	1,311,620	3,211,568
Cost of insurance and
administrative charges	(20,649,015)	(2,172,531)	(3,837,369)	(11,622,709)	(2,460,819)	(173,456)	(382,131)
Benefit payments	(542,037)	-	-	(542,037)	-	-	-
Surrenders	(15,066,657)	(1,529,928)	(3,447,763)	(7,887,081)	(1,567,128)	(33,331)	(601,426)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	91,435	(5,513,893)	13,797,533	(17,535,989)	2,140,348	1,919,235	5,284,201
Other	231,958	45,648	34,663	146,782	(17,068)	12,762	9,171
Increase (decrease) from principal
transactions	126,108,091	520,848	25,793,595	78,369,379	10,866,056	3,036,830	7,521,383

Total increase (decrease) in net assets	216,272,862	6,629,231	55,085,879	126,159,814	15,007,658	4,487,178	8,903,102

Net assets at beginning of year	305,030,106	47,067,751	54,428,521	168,285,929	29,630,753	1,816,999	3,800,153

Net assets at end of year	$521,302,968	$53,696,982	$109,514,400	$294,445,743	$44,638,411	$6,304,177	$12,703,255

See accompanying notes.

FirstLine II                       152

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	NB
	Total NB	Limited Maturity Bond	Growth	Partners
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 1,752,701	$ 802,897	$ 382,777	$ 567,027
Net realized gains (losses) on
investments	557,950	(293,615)	318,964	532,601
Net unrealized gains (losses) on
investments	3,797,732	(423,477)	3,714,218	506,991
Increase (decrease) in net assets from
operations	6,108,383	85,805	4,415,959	1,606,619

Changes from principal
transactions
Net premiums	9,691,552	2,691,658	1,968,259	5,031,635
Cost of insurance and
administrative charges	(2,172,531)	(532,487)	(382,030)	(1,258,014)
Benefit payments	-	-	-	-
Surrenders	(1,529,928)	(1,033,731)	(175,255)	(320,942)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(5,513,893)	(5,610,959)	(1,798,195)	1,895,261
Other	45,648	22,193	21,256	2,199
Increase (decrease) from principal
transactions	520,848	(4,463,326)	(365,965)	5,350,139

Total increase (decrease) in net assets	6,629,231	(4,377,521)	4,049,994	6,956,758

Net assets at beginning of year	47,067,751	15,578,349	9,026,160	22,463,242

Net assets at end of year	$53,696,982	$11,200,828	$13,076,154	$29,420,000

See accompanying notes.

FirstLine II                       153

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 6,768,070	$ 2,058,314	$ 1,547,583	$ 2,530,830	$ 631,343
Net realized gains (losses) on
investments	5,023,269	94,825	322,974	2,007,625	2,597,845
Net unrealized gains (losses) on
investments	17,500,945	5,993,398	2,015,333	4,584,649	4,907,565
Increase (decrease) in net assets from
operations	29,292,284	8,146,537	3,885,890	9,123,104	8,136,753

Changes from principal
transactions
Net premiums	19,246,531	4,618,903	3,508,936	7,654,291	3,464,401
Cost of insurance and
administrative charges	(3,837,369)	(957,053)	(661,896)	(1,597,077)	(621,343)
Benefit payments	-	-	-	-	-
Surrenders	(3,447,763)	(986,740)	(286,174)	(1,594,894)	(579,955)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	13,797,533	1,461,610	1,637,697	4,904,801	5,793,425
Other	34,663	(6,873)	(17,173)	(10,341)	69,050
Increase (decrease) from principal
transactions	25,793,595	4,129,847	4,181,390	9,356,780	8,125,578

Total increase (decrease) in net assets	55,085,879	12,276,384	8,067,280	18,479,884	16,262,331

Net assets at beginning of year	54,428,521	15,503,371	9,220,207	22,903,614	6,801,329

Net assets at end of year	$109,514,400	$27,779,755	$17,287,487	$41,383,498	$23,063,660

See accompanying notes.

FirstLine II                       154

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 6,279,181	$ 714,882	$ 3,199,633	$ 631,807	$ 1,089,493	$ 643,366
Net realized gains (losses) on
investments	11,358,812	122,474	7,459,882	553,230	-	3,223,226
Net unrealized gains (losses) on
investments	30,152,442	316,538	3,509,953	8,740,414	-	17,585,537
Increase (decrease) in net assets from
operations	47,790,435	1,153,894	14,169,468	9,925,451	1,089,493	21,452,129

Changes from principal
transactions
Net premiums	115,810,413	3,791,052	9,969,268	5,963,624	62,143,060	33,943,409
Cost of insurance and
administrative charges	(11,622,709)	(604,489)	(1,912,531)	(1,071,163)	(2,273,369)	(5,761,157)
Benefit payments	(542,037)	-	-	-	(542,037)	-
Surrenders	(7,887,081)	(641,428)	(1,308,922)	(1,227,419)	(1,281,819)	(3,427,493)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(17,535,989)	(349,280)	4,285,808	788,107	(42,741,942)	20,481,318
Other	146,782	3,430	54,597	23,794	(8,230)	73,191
Increase (decrease) from principal
transactions	78,369,379	2,199,285	11,088,220	4,476,943	15,295,663	45,309,268

Total increase (decrease) in net assets	126,159,814	3,353,179	25,257,688	14,402,394	16,385,156	66,761,397

Net assets at beginning of year	168,285,929	10,237,279	32,900,142	20,581,887	18,412,252	86,154,369

Net assets at end of year	$294,445,743	$13,590,458	$58,157,830	$34,984,281	$34,797,408	$152,915,766

See accompanying notes.

FirstLine II                       155

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 911,565	$ 204,816	$ 154,625	$ 553,193	$ 13,269	$ (14,338)
Net realized gains (losses) on
investments	1,094,239	286,623	506,767	(241,611)	304,911	237,549
Net unrealized gains (losses) on
investments	2,135,798	(923,083)	965,264	379,005	179,598	1,535,014
Increase (decrease) in net assets from
operations	4,141,602	(431,644)	1,626,656	690,587	497,778	1,758,225

Changes from principal
transactions
Net premiums	12,770,723	4,580,034	4,374,844	1,987,501	1,127,118	701,226
Cost of insurance and
administrative charges	(2,460,819)	(764,047)	(922,117)	(471,532)	(198,877)	(104,246)
Benefit payments	-	-	-	-	-	-
Surrenders	(1,567,128)	(239,246)	(333,959)	(155,182)	(820,016)	(18,725)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	2,140,348	(854,496)	643,961	(518,177)	1,491,088	1,377,972
Other	(17,068)	(9,279)	(21,837)	4,698	3,264	6,086
Increase (decrease) from principal
transactions	10,866,056	2,712,966	3,740,892	847,308	1,602,577	1,962,313

Total increase (decrease) in net assets	15,007,658	2,281,322	5,367,548	1,537,895	2,100,355	3,720,538

Net assets at beginning of year	29,630,753	8,105,328	10,853,005	7,882,782	2,040,960	748,678

Net assets at end of year	$44,638,411	$10,386,650	$16,220,553	$9,420,677	$4,141,315	$4,469,216

See accompanying notes.

FirstLine II                       156

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	Van Eck
	Total Van Eck	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 3,012	$ 3,939	$ 9,896	$ (10,886)	$ 63
Net realized gains (losses) on
investments	73,144	(313,009)	(25,853)	410,384	1,622
Net unrealized gains (losses) on
investments	1,374,192	592,123	(9,920)	809,962	(17,973)
Increase (decrease) in net assets from
operations	1,450,348	283,053	(25,877)	1,209,460	(16,288)

Changes from principal
transactions
Net premiums	1,311,620	441,045	253,322	416,537	200,716
Cost of insurance and
administrative charges	(173,456)	(86,064)	(17,509)	(56,532)	(13,351)
Benefit payments	-	-	-	-	-
Surrenders	(33,331)	(23,325)	-	(5,545)	(4,461)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	1,919,235	602,367	(80,721)	1,091,100	306,489
Other	12,762	15,247	(819)	(2,117)	451
Increase (decrease) from principal
transactions	3,036,830	949,270	154,273	1,443,443	489,844

Total increase (decrease) in net assets	4,487,178	1,232,323	128,396	2,652,903	473,556

Net assets at beginning of year	1,816,999	1,073,755	205,807	461,156	76,281

Net assets at end of year	$6,304,177	$2,306,078	$334,203	$3,114,059	$549,837

See accompanying notes.

FirstLine II                       157

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1999

	AIM
	Total AIM	Capital Appreciation	Government Securities
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 260,755	$ 94,178	$ 166,577
Net realized gains (losses) on
Investments	84,032	92,256	(8,224)
Net unrealized gains (losses) on
Investments	1,036,932	1,257,369	(220,437)
Increase (decrease) in net assets from
operations	1,381,719	1,443,803	(62,084)

Changes from principal
transactions
Net premiums	3,211,568	1,497,094	1,714,474
Cost of insurance and
administrative charges	(382,131)	(216,619)	(165,512)
Benefit payments	-	-	-
Surrenders	(601,426)	(18,584)	(582,842)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	5,284,201	1,391,719	3,892,482
Other	9,171	7,073	2,098
Increase (decrease) from principal
transactions	7,521,383	2,660,683	4,860,700

Total increase (decrease) in net assets	8,903,102	4,104,486	4,798,616

Net assets at beginning of year	3,800,153	1,204,436	2,595,717

Net assets at end of year	$12,703,255	$5,308,922	$7,394,333

See accompanying notes.

FirstLine II                       158

Security Life Separate Account L1

Statement of Changes in Net Assets

Year ended December 31, 1998

	Total All Divisions	Total NB	Total Alger	Total Fidelity	Total INVESCO	Total Van Eck	Total AIM
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 16,007,172	$ 3,982,203	$ 4,326,660	$ 5,972,694	$ 1,463,539	$ 178,227	$ 83,849
Net realized gains (losses) on
investments	8,536,274	347,823	1,685,294	6,403,348	355,780	(260,570)	4,599
Net unrealized gains (losses) on
investments	18,766,977	(2,323,636)	5,825,800	15,230,082	248,681	(368,037)	154,087
Increase (decrease) in net assets
from operations	43,310,423	2,006,390	11,837,754	27,606,124	2,068,000	(450,380)	242,535

Changes from principal
transactions
Net premiums	128,820,440	12,563,792	13,089,164	92,335,231	8,092,294	875,501	1,864,458
Cost of insurance and
administrative charges	(14,458,798)	(2,063,802)	(2,525,683)	(8,200,381)	(1,481,570)	(108,634)	(78,728)
Benefit payments	(306,862)	(11,220)	(26,492)	(259,989)	(9,161)	-	-
Surrenders	(10,842,736)	(725,767)	(859,454)	(8,654,377)	(586,533)	(15,198)	(1,407)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(3,936,799)	8,461,193	4,831,250	(25,231,056)	6,011,967	216,552	1,773,295
Other	(41,582)	(87,331)	(18,626)	54,208	9,107	1,060	-
Increase (decrease) from principal
transactions	99,233,663	18,136,865	14,490,159	50,043,636	12,036,104	969,281	3,557,618

Total increase (decrease) in net assets	142,544,086	20,143,255	26,327,913	77,649,760	14,104,104	518,901	3,800,153

Net assets at beginning of year	162,486,020	26,924,496	28,100,608	90,636,169	15,526,649	1,298,098	-

Net assets at end of year	$305,030,106	$47,067,751	$54,428,521	$168,285,929	$29,630,753	$1,816,999	$3,800,153

See accompanying notes.

FirstLine II                       159

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	NB
	Total NB	Limited Maturity Bond	Growth	Government Income	Partners
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 3,982,203	$ 322,085	$1,526,449	$133,352	$ 2,000,317
Net realized gains (losses) on
investments	347,823	10,003	(264,148)	(53,894)	655,862
Net unrealized gains (losses) on
investments	(2,323,636)	59,369	(81,576)	(60,954)	(2,240,475)
Increase (decrease) in net assets
from operations	2,006,390	391,457	1,180,725	18,504	415,704

Changes from principal
transactions
Net premiums	12,563,792	3,839,599	2,578,265	31,593	6,114,335
Cost of insurance and
administrative charges	(2,063,802)	(492,782)	(393,894)	(14,839)	(1,162,287)
Benefit payments	(11,220)	-	-	-	(11,220)
Surrenders	(725,767)	(15,922)	(419,497)	(3,243)	(287,105)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	8,461,193	5,212,588	513,663	(894,126)	3,629,068
Other	(87,331)	(31,757)	3,226	(31,566)	(27,234)
Increase (decrease) from principal
transactions	18,136,865	8,511,726	2,281,763	(912,181)	8,255,557

Total increase (decrease) in net assets	20,143,255	8,903,183	3,462,488	(893,677)	8,671,261

Net assets at beginning of year	26,924,496	6,675,166	5,563,672	893,677	13,791,981

Net assets at end of year	$47,067,751	$15,578,349	$9,026,160	$ -	$22,463,242

See accompanying notes.

FirstLine II                       160

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	Alger
	Total Alger	American Small Capitalization	American MidCap Growth	American Growth	American Leveraged AllCap
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 4,326,660	$ 1,585,785	$ 539,729	$ 2,083,336	$ 117,810
Net realized gains (losses) on
investments	1,685,294	186,963	316,932	915,872	265,527
Net unrealized gains (losses) on
investments	5,825,800	166,990	1,022,340	3,099,428	1,537,042
Increase (decrease) in net assets
from operations	11,837,754	1,939,738	1,879,001	6,098,636	1,920,379

Changes from principal
transactions
Net premiums	13,089,164	4,154,774	2,573,424	5,298,963	1,062,003
Cost of insurance and
administrative charges	(2,525,683)	(803,988)	(473,224)	(989,260)	(259,211)
Benefit payments	(26,492)	(14,248)	(12,244)	-	-
Surrenders	(859,454)	(196,345)	(376,263)	(216,867)	(69,979)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	4,831,250	(35,168)	528,261	3,094,366	1,243,791
Other	(18,626)	(504)	(14,286)	1,597	(5,433)
Increase (decrease) from principal
transactions	14,490,159	3,104,521	2,225,668	7,188,799	1,971,171

Total increase (decrease) in net assets	26,327,913	5,044,259	4,104,669	13,287,435	3,891,550

Net assets at beginning of year	28,100,608	10,459,112	5,115,538	9,616,179	2,909,779

Net assets at end of year	$54,428,521	$15,503,371	$9,220,207	$22,903,614	$6,801,329

See accompanying notes.

FirstLine II                       161

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	Fidelity
	Total Fidelity	Asset Manager	Growth	Overseas	Money Market	Index 500
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 5,972,694	$ 745,317	$ 2,480,616	$ 886,122	$ 713,205	$ 1,147,434
Net realized gains (losses) on
investments	6,403,348	20,247	1,534,000	298,379	-	4,550,722
Net unrealized gains (losses) on
investments	15,230,082	315,702	4,444,805	707,398	-	9,762,177
Increase (decrease) in net assets
from operations	27,606,124	1,081,266	8,459,421	1,891,899	713,205	15,460,333

Changes from principal
transactions
Net premiums	92,335,231	2,713,832	8,443,426	5,709,711	55,421,815	20,046,447
Cost of insurance and
administrative charges	(8,200,381)	(490,838)	(1,358,671)	(939,010)	(1,769,895)	(3,641,967)
Benefit payments	(259,989)	-	(8,890)	(8,379)	(240,733)	(1,987)
Surrenders	(8,654,377)	(652,157)	(2,494,098)	(438,536)	(2,335,262)	(2,734,324)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	(25,231,056)	1,440,884	1,798,160	2,169,798	(48,429,964)	17,790,066
Other	54,208	7,219	(14,128)	(29,375)	39,827	50,665
Increase (decrease) from principal
transactions	50,043,636	3,018,940	6,365,799	6,464,209	2,685,788	31,508,900

Total increase (decrease) in net assets	77,649,760	4,100,206	14,825,220	8,356,108	3,398,993	46,969,233

Net assets at beginning of year	90,636,169	6,137,073	18,074,922	12,225,779	15,013,259	39,185,136

Net assets at end of year	$168,285,929	$10,237,279	$32,900,142	$20,581,887	$18,412,252	$86,154,369

See accompanying notes.

FirstLine II                       162

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	INVESCO
	Total INVESCO	Total Return	Equity Income	High Yield	Utilities	Small Company Growth
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 1,463,539	$ 271,636	$ 453,496	$ 720,665	$ 18,328	$ (586)
Net realized gains (losses) on
investments	355,780	136,473	342,342	(151,382)	35,245	(6,898)
Net unrealized gains (losses) on
investments	248,681	73,689	359,519	(541,125)	282,500	74,098
Increase (decrease) in net assets
from operations	2,068,000	481,798	1,155,357	28,158	336,073	66,614

Changes from principal
transactions
Net premiums	8,092,294	2,104,849	3,170,236	2,297,048	435,105	85,056
Cost of insurance and
administrative charges	(1,481,570)	(425,176)	(567,563)	(389,895)	(87,692)	(11,244)
Benefit payments	(9,161)	-	(9,161)	-	-	-
Surrenders	(586,533)	(56,509)	(192,220)	(329,292)	(8,210)	(302)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	6,011,967	2,955,200	1,315,595	931,519	201,017	608,636
Other	9,107	556	22,617	(18,840)	4,856	(82)
Increase (decrease) from principal
transactions	12,036,104	4,578,920	3,739,504	2,490,540	545,076	682,064

Total increase (decrease) in net assets	14,104,104	5,060,718	4,894,861	2,518,698	881,149	748,678

Net assets at beginning of year	15,526,649	3,044,610	5,958,144	5,364,084	1,159,811	-

Net assets at end of year	$29,630,753	$8,105,328	$10,853,005	$7,882,782	$2,040,960	$748,678

See accompanying notes.

FirstLine II                       163

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	Van Eck
	Total Van Eck	Worldwide Balanced	Worldwide Hard Assets	Worldwide Bond	Worldwide Emerging Markets	Worldwide Real Estate
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 178,227	$ 44,624	$ 135,776	$ (212)	$ (1,736)	$ (225)
Net realized gains (losses) on
investments	(260,570)	4,682	(162,110)	130	(101,436)	(1,836)
Net unrealized gains (losses) on
investments	(368,037)	(23,403)	(395,698)	3,953	47,140	(29)
Increase (decrease) in net assets
from operations	(450,380)	25,903	(422,032)	3,871	(56,032)	(2,090)

Changes from principal
transactions
Net premiums	875,501	(1,347)	571,430	129,336	137,102	38,980
Cost of insurance and
administrative charges	(108,634)	(9,423)	(86,867)	(1,544)	(7,777)	(3,023)
Benefit payments	-	-	-	-	-	-
Surrenders	(15,198)	(3,105)	(11,871)	-	-	(222)
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	216,552	(399,466)	111,286	74,151	387,960	42,621
Other	1,060	90	1,059	(7)	(97)	15
Increase (decrease) from principal
transactions	969,281	(413,251)	585,037	201,936	517,188	78,371

Total increase (decrease) in net assets	518,901	(387,348)	163,005	205,807	461,156	76,281

Net assets at beginning of year	1,298,098	387,348	910,750	-	-	-

Net assets at end of year	$1,816,999	$ -	$1,073,755	$205,807	$461,156	$76,281

See accompanying notes.

FirstLine II                       164

Security Life Separate Account L1

Statement of Changes in Net Assets (continued)

Year ended December 31, 1998

	AIM
	Total AIM	Capital Appreciation	Government Securities
Increase (decrease) in net assets

Operations
Net investment income (loss)	$ 83,849	$ 24,053	$ 59,796
Net realized gains (losses) on
investments	4,599	(3,315)	7,914
Net unrealized gains (losses) on
investments	154,087	119,225	34,862
Increase (decrease) in net assets
from operations	242,535	139,963	102,572

Changes from principal
transactions
Net premiums	1,864,458	329,635	1,534,823
Cost of insurance and
administrative charges	(78,728)	(28,940)	(49,788)
Benefit payments	-	-	-
Surrenders	(1,407)	(1,407)	-
Net transfers among divisions
(including the loan division and
guaranteed interest division in
the general account)	1,773,295	765,185	1,008,110
Other	-	-	-
Increase (decrease) from principal
transactions	3,557,618	1,064,473	2,493,145

Total increase (decrease) in net assets	3,800,153	1,204,436	2,595,717

Net assets at beginning of year	-	-	-

Net assets at end of year	$3,800,153	$1,204,436	$2,595,717

See accompanying notes.

FirstLine II                       165

Security Life Separate Account L1

Notes to Financial Statements

December 31, 2000

1. Organization

Security Life Separate Account L1 (the "Separate Account") was established by resolution of the Board of Directors of Security Life of Denver Insurance Company (the "Company") on November 3, 1993. The Separate Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

The Separate Account supports the operations of the FirstLine Variable Universal Life, FirstLine II Variable Universal Life, Strategic Advantage Variable Universal Life, Strategic Advantage II Variable Universal Life, Variable Survivorship Universal Life, Corporate Benefits Variable Universal Life, Strategic Benefits Variable Universal Life, and Estate Designer policies ("Variable Universal Life Policies") offered by the Company. Corporate Benefits Variable Universal Life and Strategic Benefits Variable Universal Life became effective in 2000 and are defined as Class B policies due to their mortality and expense charge structure. All other Variable Universal Life Policies are defined as Class A policies. The Separate Account may be used to support other variable life policies as they are offered by the Company. The assets of the Separate Account are the property of the Company. However, the portion of the Separate Account's assets attributable to the policies will not be used to satisfy liabilities arising out of any other operations of the Company.

As of December 31, 2000, the Separate Account offered 35 investment divisions available to the policyholders, 27 of which invest in an independently managed mutual fund portfolio and eight of which invest in a mutual fund portfolio managed by an affiliate, Direct Services, Inc. (collectively, "Funds"). The Funds are as follows:

Portfolio Managers/Portfolios (Funds)

Neuberger Berman Management Incorporated (NB)
Neuberger Berman Limited Maturity Bond Portfolio
Neuberger Berman Growth Portfolio
Neuberger Berman Partners Portfolio

Fred Alger Management, Inc. (Alger)
Alger American Small Capitalization Portfolio
Alger American MidCap Growth Portfolio
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio

FirstLine II                       166

Security Life Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

Portfolio Managers/Portfolios (Funds) (continued)

Fidelity Management & Research Company (Fidelity)
Fidelity Investments VIP II Asset Manager Portfolio
Fidelity Investments VIP Growth Portfolio
Fidelity Investments VIP Overseas Portfolio
Fidelity Investments VIP Money Market Portfolio
Fidelity Investments VIP II Index 500 Portfolio

INVESCO Funds Group, Inc. (INVESCO)
INVESCO VIF Total Return Portfolio
INVESCO VIF Equity Income Portfolio
INVESCO VIF High Yield Portfolio
INVESCO VIF Utilities Portfolio
INVESCO VIF Small Company Growth Portfolio

Van Eck Associates Corporation (Van Eck)
Van Eck Worldwide Hard Assets Portfolio
Van Eck Worldwide Bond Portfolio
Van Eck Worldwide Emerging Markets Portfolio
Van Eck Worldwide Real Estate Portfolio

AIM Advisors, Inc. (AIM)
AIM VI - Capital Appreciation Portfolio
AIM VI - Government Securities Portfolio

Directed Services, Inc. ("GCG")
The GCG Trust - Equity Income Portfolio
The GCG Trust - Growth Portfolio
The GCG Trust - Hard Assets Portfolio
The GCG Trust - Limited Maturity Bond Portfolio
The GCG Trust - Liquid Asset Portfolio
The GCG Trust - MidCap Growth Portfolio
The GCG Trust - Research Portfolio
The GCG Trust - Total Return Portfolio

Janus Aspen Series Funds ("Janus")
Aggressive Growth
Growth
International Growth
Worldwide Growth

FirstLine II                       167

Security Life Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

Portfolio Managers/Portfolios (Funds) (continued)

Effective February 19, 1998, six new divisions became available to the policyholders for investment in the following funds:

Van Eck Associates Corporation (Van Eck)
Van Eck Worldwide Bond Portfolio
Van Eck Worldwide Emerging Markets Portfolio
Van Eck Worldwide Real Estate Portfolio

AIM Advisors, Inc. (AIM)
AIM VI - Capital Appreciation Portfolio
AIM VI - Government Securities Portfolio

INVESCO Funds Group, Inc. (INVESCO)
INVESCO VIF Small Company Growth Portfolio

Effective May 1, 2000, eight new divisions became available to the policyholders for investment in the following funds:

Directed Services, Inc. ("GCG")
GCG Trust - Equity Income Portfolio
GCG Trust - Growth Portfolio
GCG Trust - Hard Assets Portfolio
GCG Trust - Limited Maturity Bond Portfolio
GCG Trust - Liquid Asset Portfolio
GCG Trust - MidCap Growth Portfolio
GCG Trust - Research Portfolio
GCG Trust - Total Return Portfolio

Effective October 13, 2000, four new divisions became available to the policyholders for investment in the following funds:

Janus Aspen Series Funds ("Janus")
Aggressive Growth
Growth
International Growth
Worldwide Growth

FirstLine II                       168

Security Life Separate Account L1

Notes to Financial Statements (continued)

1. Organization (continued)

Portfolio Managers/Portfolios (Funds) (continued)

The Variable Universal Life Policies allow the policyholders to specify the allocation of their net premium to the various Funds. They can also transfer their account values among the Funds. The Variable Universal Life Policies also provide the policyholders the option to allocate their net premiums, or to transfer their account values, to a Guaranteed Interest Division ("GID") in the Company's general account. The GID guarantees a rate of interest to the policyholder, and it is not variable in nature. Therefore, it is not included in these Separate Account statements.

2. Summary of Significant Accounting Policies

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The significant accounting principles followed by the Separate Account and the methods of applying those principles are presented below or in the footnotes which follow:

Investment Valuation

The investments in shares of the Funds are valued at the closing net asset value (market value) per share as determined by the Funds on the day of measurement.

Investment Transactions and Related Investment Income

The investments in shares of the Funds are accounted for on the date the order to buy or sell is confirmed. Dividend income and distributions of capital gains are recorded on the ex-dividend date. Realized gains and losses from sales transactions are reported using the first-in, first-out ("FIFO") method of accounting for cost. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized gain or loss on investment.

FirstLine II                       169

Security Life Separate Account L1

Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Valuation Period Deductions

For FirstLine, FirstLine II, Strategic Advantage, Strategic Advantage II, Variable Survivorship and Estate Designer policies (Class A Policies), charges are made directly against the assets of the Separate Account divisions and are reflected daily in the computation of the unit values of the divisions.

A daily deduction, at an annual rate of .75% of the daily asset value of the Separate Account divisions, is charged to the Separate Account for mortality and expense risks assumed by the Company. Total mortality and expense charges for the years ended December 31, 2000, 1999 and 1998 were $4,508,171, $2,908,885, and $1,740,661, respectively.

For the Corporate Benefits and Strategic Benefits policies (Class B Policies), mortality and expense charges result in the redemption of units rather than a deduction in the daily computation of unit values.

For Corporate Benefits policies, a monthly deduction, at an annual rate of .20% of the account value, is charged. For Strategic Benefits policies, a monthly deduction, at an annual rate of .85%, .60% and .05% of the account value, is charged during policy years 1 through 10, 11 through 20, and 21 and later, respectively. Total mortality and expense charges for these policies for the year ended December 31, 2000 were $42,000 and are included in the Statement of Changes in Net Assets as cost of insurance and administrative charges.

Policyholder Reserves

Policyholder reserves are recorded in the Separate Account at the aggregate account values of the policyholders invested in the Separate Account divisions. To the extent that benefits to be paid to the policyholders exceed their account values, the Company will contribute additional funds to the benefit proceeds.

3. Investments

Fund shares are purchased at net asset value with net premiums (premium payments, less sales and tax loads charged by the Company) and divisional transfers from other divisions. Fund shares are redeemed for the payment of benefits, for surrenders, for transfers to other divisions, and for charges by the Company for certain cost of insurance and administrative charges. The cost of insurance and administrative charges for the years ended December 31, 2000, 1999 and 1998 were $30,552,382, $20,649,015, and $14,458,798, respectively. Dividends made by the Funds are reinvested in the Funds.

FirstLine II                       170

Security Life Separate Account L1

Notes to Financial Statements (continued)

3. Investments (continued)

The following is a summary of Fund shares owned as of December 31, 2000:

Fund	Number of Shares	Net Asset Value	Value of Shares at Market	Cost of Shares

Neuberger Berman Management Inc.:
Limited Maturity Bond	1,098,479.067	$13.19	$ 14,488,939	$ 14,317,177
Growth	650,381.500	$30.65	19,934,193	23,675,702
Partners	1,697,826.869	$16.17	27,453,860	26,760,069

Fred Alger Management, Inc.:
American Small Capitalization	1,116,503.632	$23.49	26,226,670	29,017,464
American MidCap Growth	1,087,203.730	$30.62	33,290,178	32,585,413
American Growth	1,059,757.353	$47.27	50,094,730	57,519,366
American Leveraged AllCap	627,987.182	$38.80	24,365,903	30,403,675

Fidelity Management & Research Co.:
Asset Manager	984,639.059	$16.00	15,754,225	16,794,005
Growth	1,571,275.140	$43.65	68,586,160	76,947,214
Overseas	2,160,503.810	$19.99	43,188,471	47,778,416
Money Market	62,301,092.280	$1.00	62,301,092	62,301,092
Index 500	1,209,792.397	$149.53	180,900,257	171,986,004

INVESCO Funds Group, Inc.:
Total Return	884,931.109	$13.21	11,689,940	13,758,395
Equity Income	1,039,790.088	$20.71	21,534,053	20,783,337
High Yield	1,040,905.170	$10.07	10,481,915	11,975,324
Utilities	370,959.040	$21.06	7,812,397	7,691,761
Small Company Growth	648,541.835	$18.07	11,719,151	14,096,290

Van Eck Associates Corporation:
Worldwide Hard Assets	191,662.125	$12.07	2,313,362	2,041,764
Worldwide Bond	89,819.082	$10.37	931,424	913,802
Worldwide Emerging Markets	550,588.884	$8.29	4,564,382	6,215,858
Worldwide Real Estate	123,569.451	$10.62	1,312,308	1,192,797

AIM Advisors, Inc.:
Capital Appreciation	1,654,352.662	$30.84	51,020,236	51,815,173
Government Securities	1,502,187.120	$11.16	16,764,408	16,599,323

Directed Services, Inc. (GCG):
Equity Income	-	-	-	-
Growth	62.340	$19.78	1,233	1,401
Hard Assets	-	-	-	-
Limited Maturity Bond	83,266.629	$10.53	876,798	922,084
Liquid Asset	1,991,502.030	$1.00	1,991,502	1,991,502
MidCap Growth	-	-	-	-
Research	-	-	-	-
Total Return	619.589	$17.00	10,533	11,083

Janus Funds:
Growth	9,242.830	$26.36	243,641	258,748
Aggressive Growth	14,583.894	$35.97	524,583	575,061
Worldwide Growth	8,686.977	$36.77	319,420	336,173
International Growth	13,727.681	$30.64	420,616	437,129
Total			$711,116,580	$741,702,602

FirstLine II                       171

Security Life Separate Account L1

Notes to Financial Statements (continued)

3. Investments (continued)

For the year ended December 31, 2000, the cost of purchases (plus reinvested dividends) and sales of investments are as follows:

Fund	Beginning of Year	Purchases	Sales	End of Year
Neuberger Berman Management Inc.:
Limited Maturity Bond	$ 11,380,242	$ 7,233,774	$ (4,296,839)	$ 14,317,177
Growth	8,836,640	20,151,116	(5,312,054)	23,675,702
Partners	28,931,311	47,152,244	(49,323,486)	26,760,069

Fred Alger Management, Inc.:
American Small Capitalization	21,103,331	74,629,293	(66,715,160)	29,017,464
American MidCap Growth	13,903,676	21,597,617	(2,915,880)	32,585,413
American Growth	32,482,027	31,091,492	(6,054,153)	57,519,366
American Leveraged AllCap	16,645,127	19,821,075	(6,062,527)	30,403,675

Fidelity Management & Research Co.:
Asset Manager	12,533,037	7,123,256	(2,862,288)	16,794,005
Growth	48,588,495	109,439,111	(81,080,392)	76,947,214
Overseas	25,474,948	31,328,225	(9,024,757)	47,778,416
Money Market	34,799,038	248,428,475	(220,926,421)	62,301,092
Index 500	119,231,939	63,143,704	(10,389,639)	171,986,004

INVESCO Funds Group, Inc.:
Total Return	11,019,270	5,757,584	(3,018,459)	13,758,395
Equity Income	14,534,380	8,908,214	(2,659,257)	20,783,337
High Yield	9,910,525	4,917,230	(2,852,431)	11,975,324
Utilities	3,647,584	4,689,595	(645,418)	7,691,761
Small Company Growth	2,793,624	13,241,957	(1,939,291)	14,096,290

Van Eck Associates Corporation:
Worldwide Hard Assets	2,157,787	548,401	(664,424)	2,041,764
Worldwide Bond	341,712	782,955	(210,865)	913,802
Worldwide Emerging Markets	2,209,985	4,730,706	(724,833)	6,215,858
Worldwide Real Estate	567,839	963,776	(338,818)	1,192,797

AIM Advisors, Inc.:
Capital Appreciation	3,932,316	48,423,913	(541,056)	51,815,173
Government Securities	7,579,908	13,067,857	(4,048,442)	16,599,323

Directed Services, Inc. (GCG):
Equity Income
Growth	-	1,401	-	1,401
Hard Assets	-	-	-	-
Limited Maturity Bond	-	922,084	-	922,084
Liquid Asset	-	54,297,849	(52,306,347)	1,991,502
MidCap Growth	-	-	-	-
Research	-	-	-	-
Total Return	-	11,083	-	11,083

Janus Funds:
Growth	-	335,602	(76,854)	258,748
Aggressive Growth	-	575,493	(432)	575,061
Worldwide Growth	-	463,855	(127,682)	336,173
International Growth	-	446,417	(9,288)	437,129
Total	$432,604,741	$844,225,354	$(535,127,493)	$741,702,602

FirstLine II                       172

Security Life Separate Account L1

Notes to Financial Statements (continued)

3. Investments (continued)

Aggregate proceeds from sales of investments for the year ended December 31, 2000 were $540,823,407.

4. Other Policy Deductions

The Variable Universal Life Policies provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken before the purchase of divisional units or after the redemption of divisional units of the Separate Account. Such deductions are not included in the Separate Account financial statements.

5. Policy Loans

The Variable Universal Life Policies allow the policyholders to borrow against their policies by using them as collateral for a loan. At the time of borrowing against the policies, an amount equal to the loan amount is transferred from the Separate Account divisions to a Loan Division in the Company's General Account to secure the loan. As payments are made on the policy loan, amounts are transferred back from the Loan Division to the Separate Account divisions. Interest is credited to the balance in the Loan Division at a fixed rate. The Loan Division is not variable in nature and is not included in these Separate Account statements.

6. Federal Income Taxes

The Separate Account is not taxed separately because the operations of the Separate Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a "Regulated Investment Company" under subchapter "M" of the Internal Revenue Code.

FirstLine II                       173

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units

The following schedule summarizes the changes in divisional units for the year ended December 31, 2000:

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

Neuberger Berman Management Inc.:
Limited Maturity Bond:
Class A	889,159.604	504,777.566	(308,746.826)	1,085,190.344
Class B	-	-	-	-
Growth:
Class A	434,338.368	585,182.288	(264,487.840)	755,032.816
Class B	-	-	-	-
Partners:
Class A	1,212,133.448	1,779,259.060	(1,860,035.005)	1,131,357.503
Class B	-	776.829	(49.785)	727.044
Fred Alger Management, Inc.:
American Small Capitalization:
Class A	1,055,757.484	2,800,960.511	(2,505,612.904)	1,351,105.091
Class B	-	55,711.543	(42.421)	55,669.122
American MidCap Growth:
Class A	576,738.314	560,214.726	(114,004.848)	1,022,948.192
Class B	-	4,663.845	(82.319)	4,581.526
American Growth:
Class A	1,257,371.637	778,072.130	(240,385.291)	1,795,058.476
Class B	-	11,643.541	(139.984)	11,503.557
American Leveraged AllCap:
Class A	425,281.099	336,729.473	(159,812.806)	602,197.766
Class B	-	-	-	-
Fidelity Management & Research Co.:
Asset Manager:
Class A	722,717.906	310,205.974	(154,339.584)	878,584.296
Class B	-	-	-	-
Growth:
Class A	1,676,236.646	2,952,178.456	(2,405,547.964)	2,222,867.138
Class B	-	40,990.125	(263.017)	40,727.108
Overseas:
Class A	1,716,617.627	1,467,555.053	(597,886.377)	2,586,286.303
Class B	-	83,821.190	(70.622)	83,750.568
Money Market:
Class A	2,763,648.297	18,979,254.070	(17,053,332.906)	4,689,569.461
Class B	-	-	-	-
Index 500:
Class A	4,772,484.597	1,767,429.327	(514,434.291)	6,025,479.633
Class B	-	714,452.306	(9,500.804)	704,951.502

FirstLine II                       174

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units (continued)

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

INVESCO Funds Group, Inc.:
Total Return:
Class A	602,187.614	257,125.735	(161,306.002)	698,007.347
Class B	-	-	-	-
Equity Income:
Class A	621,047.937	283,695.785	(121,863.312)	782,880.410
Class B	-	23,229.266	(31.870)	23,197.396
High Yield:
Class A	536,863.946	285,666.502	(142,449.650)	680,080.798
Class B	-	2,314.001	(20.866)	2,293.135
Utilities:
Class A	189,409.984	190,914.332	(38,376.831)	341,947.485
Class B	-	-	-	-
Small Company Growth:
Class A	212,503.210	609,134.460	(163,138.502)	658,499.168
Class B	-	2,483.692	(24.219)	2,459.473
Van Eck Associates Corporation:
Worldwide Hard Assets:
Class A	236,972.429	53,067.697	(75,068.462)	214,971.664
Class B	-	-	-	-
Worldwide Bond:
Class A	33,114.078	77,355.439	(19,232.793)	91,236.724
Class B	-	51.386	(9.286)	42.100
Worldwide Emerging Markets:
Class A	228,819.195	390,868.355	(76,373.129)	543,314.421
Class B	-	36,097.306	(54.040)	36,043.266
Worldwide Real Estate:
Class A	64,967.173	103,195.970	(36,955.247)	131,207.896
Class B	-	439.384	(44.011)	395.373
AIM Advisors, Inc.:
Capital Appreciation:
Class A	323,846.032	377,520.848	(53,883.069)	647,483.811
Class B	-	3,435,588.521	(164.158)	3,435,424.363
Government Securities:
Class A	715,905.149	682,457.548	(376,148.854)	1,022,213.843
Class B	-	469,546.296	(11.016)	469,535.280

FirstLine II                       175

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units (continued)

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

Directed Services, Inc. (GCG):
Equity Income:
Class A	-	-	-	-
Class B	-	-	-	-
Growth:
Class A	-	-	-	-
Class B	-	103.679	-	103.679
Hard Assets:
Class A	-	-	-	-
Class B	-	-	-	-
Limited Maturity Bond:
Class A	-	-	-	-
Class B	-	80,478.798	-	80,478.798
Liquid Asset:
Class A	-	-	-	-
Class B	-	5,018,488.796	(4,834,556.175)	183,932.621
MidCap Growth:
Class A	-	-	-	-
Class B	-	-	-	-
Research:
Class A	-	-	-	-
Class B	-	-	-	-
Total Return:
Class A	-	-	-	-
Class B	-	908.365	-	908.365

Janus Aspen Series Funds:
Growth:
Class A	-	37,656.545	(8,226.269)	29,430.276
Class B	-	-	-	-
Aggressive Growth:
Class A	-	53,792.856	(40.067)	53,752.789
Class B	-	22,786.649	-	22,786.649
Worldwide Growth:
Class A	-	33,160.748	(13,450.203)	19,710.545
Class B	-	17,011.166	-	17,011.166
International Growth:
Class A	-	43,058.359	(952.283)	42,106.076
Class B	-	6,269.387	-	6,269.387

FirstLine II                       176

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units (continued)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1999:

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

Neuberger Berman Management Inc.:
Limited Maturity Bond	1,245,559.121	421,349.898	(777,749.415)	889,159.604
Growth	447,486.376	233,319.969	(246,467.977)	434,338.368
Partners	986,298.018	385,667.451	(159,832.021)	1,212,133.448

Fred Alger Management, Inc.:
American Small Capitalization	838,692.418	603,898.891	(386,833.825)	1,055,757.484
American MidCap Growth	402,532.472	225,361.191	(51,155.349)	576,738.314
American Growth	923,696.066	585,374.403	(251,698.832)	1,257,371.637
American Leveraged AllCap	221,642.446	410,084.371	(206,445.718)	425,281.099

Fidelity Management & Research Co.:
Asset Manager	600,255.213	393,745.577	(271,282.884)	722,717.906
Growth	1,293,480.338	2,233,512.279	(1,850,755.971)	1,676,236.646
Overseas	1,429,659.907	963,512.218	(676,554.498)	1,716,617.627
Money Market	1,526,404.399	9,068,762.545	(7,831,518.647)	2,763,648.297
Index 500	3,215,990.519	1,840,375.191	(283,881.113)	4,772,484.597

INVESCO Funds Group, Inc.:
Total Return	450,557.216	300,554.107	(148,923.709)	602,187.614
Equity Income	473,616.752	252,971.948	(105,540.763)	621,047.937
High Yield	486,858.648	226,071.484	(176,066.186)	536,863.946
Utilities	110,379.616	140,069.045	(61,038.677)	189,409.984
Small Company Growth	67,506.441	210,114.805	(65,118.036)	212,503.210

Van Eck Associates Corporation:
Worldwide Hard Assets	132,513.824	246,466.322	(142,007.717)	236,972.429
Worldwide Bond	18,656.317	43,237.412	(28,779.651)	33,114.078
Worldwide Emerging Markets	67,354.295	582,654.548	(421,189.648)	228,819.195
Worldwide Real Estate	8,765.232	67,514.147	(11,312.206)	64,967.173

AIM Advisors, Inc.:
Capital Appreciation	105,457.867	263,795.629	(45,407.464)	323,846.032
Government Securities	246,150.062	723,064.769	(253,309.682)	715,905.149

FirstLine II                       177

Security Life Separate Account L1

Notes to Financial Statements (continued)

7. Summary of Changes in Units (continued)

The following schedule summarizes the changes in divisional units for the year ended December 31, 1998:

Division	Outstanding at Beginning of Year	Increase for Payments Received	(Decrease) for Withdrawals and Other Deductions	Outstanding at End of Year

Neuberger Berman Management Inc.:
Limited Maturity Bond	552,985.394	801,233.327	(108,659.600)	1,245,559.121
Growth	316,146.084	250,854.619	(119,514.327)	447,486.376
Government Income	75,811.559	58.537	(75,870.096)	-
Partners	626,285.721	455,096.290	(95,083.993)	986,298.018

Fred Alger Management, Inc.:
American Small Capitalization	648,733.740	333,770.247	(143,811.569)	838,692.418
American MidCap Growth	288,809.482	167,037.228	(53,314.238)	402,532.472
American Growth	569,990.309	442,313.190	(88,607.433)	923,696.066
American Leveraged AllCap	148,542.639	102,168.282	(29,068.475)	221,642.446

Fidelity Management & Research Co.:
Asset Manager	410,906.106	270,972.780	(81,623.673)	600,255.213
Growth	983,842.388	614,542.294	(304,904.344)	1,293,480.338
Overseas	950,328.899	861,220.218	(381,889.210)	1,429,659.907
Money Market	1,303,059.881	5,059,561.984	(4,836,217.466)	1,526,404.399
Index 500	1,863,056.104	1,617,935.444	(265,001.029)	3,215,990.519

INVESCO Funds Group, Inc.:
Total Return	184,042.238	307,178.543	(40,663.565)	450,557.216
Equity Income	297,553.033	216,644.366	(40,580.647)	473,616.752
High Yield	333,501.857	283,205.205	(129,848.414)	486,858.648
Utilities	78,118.685	41,701.114	(9,440.183)	110,379.616
Small Company Growth	-	71,535.065	(4,028.624)	67,506.441

Van Eck Associates Corporation:
Worldwide Balanced	32,139.282	190.627	(32,329.909)	-
Worldwide Hard Assets	77,046.773	68,491.375	(13,024.324)	132,513.824
Worldwide Bond	-	18,882.425	(226.108)	18,656.317
Worldwide Emerging Markets	-	105,064.405	(37,710.110)	67,354.295
Worldwide Real Estate	-	9,848.072	(1,082.840)	8,765.232

AIM Advisors, Inc.:
Capital Appreciation	-	108,895.839	(3,437.972)	105,457.867
Government Securities	-	261,432.015	(15,281.953)	246,150.062

FirstLine II                       178

Security Life Separate Account L1

Notes to Financial Statements (continued)

8. Net Assets

Net assets at December 31, 2000 consisted of the following:

Division	Principal Transactions	Accumulated Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments	Net Unrealized Gains (Losses) on Investments	Net Assets

Neuberger Berman Management Inc.:
Limited Maturity Bond	$ 12,875,450	$ 2,040,309	$ (593,370)	$ 171,762	$ 14,494,151
Growth	16,507,147	3,350,605	3,828,663	(3,741,509)	19,944,906
Partners	22,990,354	7,470,143	(3,598,509)	693,791	27,555,779

Fred Alger Management, Inc.:
American Small Capitalization	24,994,589	13,518,183	(9,552,848)	(2,790,794)	26,169,130
American MidCap Growth	25,790,401	4,859,141	1,939,444	704,765	33,293,751
American Growth	42,065,399	10,516,454	4,961,215	(7,424,636)	50,118,432
American Leveraged AllCap	22,124,855	2,992,031	5,298,494	(6,037,772)	24,377,608

Fidelity Management & Research Co.:
Asset Manager	13,593,835	3,007,490	193,073	(1,039,780)	15,754,618
Growth	52,479,909	12,125,623	12,261,725	(8,361,054)	68,506,203
Overseas	39,756,895	5,133,376	3,021,551	(4,589,945)	43,321,877
Money Market	56,817,693	5,197,119	-	-	62,014,812
Index 500	154,623,275	3,154,401	14,248,512	8,914,253	180,940,441

INVESCO Funds Group, Inc.:
Total Return	11,552,212	2,025,307	185,567	(2,068,455)	11,694,631
Equity Income	17,049,701	2,143,899	1,591,780	750,716	21,536,096
High Yield	10,481,018	1,938,615	(429,872)	(1,493,409)	10,496,352
Utilities	6,663,951	338,852	688,493	120,636	7,811,932
Small Company Growth	12,539,097	260,565	1,425,580	(2,377,139)	11,848,103

Van Eck Associates Corporation:
Worldwide Hard Assets	2,194,793	156,270	(309,310)	271,598	2,313,351
Worldwide Bond	929,038	25,274	(40,507)	17,622	931,427
Worldwide Emerging Markets	5,860,675	(43,813)	396,614	(1,651,476)	4,562,000
Worldwide Real Estate	1,178,540	7,326	6,931	119,511	1,312,308

AIM Advisors, Inc.:
Capital Appreciation	50,999,939	326,605	507,069	(794,937)	51,038,676
Government Securities	15,834,280	707,601	56,932	165,085	16,763,898

FirstLine II                       179

Security Life Separate Account L1

Notes to Financial Statements (continued)

8. Net Assets (continued)

Division	Principal Transactions	Accumulated Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments	Net Unrealized Gains (Losses) on Investments	Net Assets

Directed Services, Inc. (GCG):
Equity Income	$ -	$ -	$ -	$ -	$ -
Growth	1,311	90	-	(168)	1,233
Hard Assets	-	-	-	-	-
Limited Maturity Bond	867,803	54,281	-	(45,286)	876,798
Liquid Asset	1,130,199	861,303	-	-	1,991,502
MidCap Growth	-	-	-	-	-
Research	-	-	-	-	-
Total Return	10,297	786	-	(550)	10,533

Janus Aspen Series Funds:
Growth	260,474	(180)	(1,546)	(15,107)	243,641
Aggressive Growth	575,365	(218)	(86)	(50,478)	524,583
Worldwide Growth	343,821	(64)	(7,584)	(16,753)	319,420
International Growth	437,045	597	(513)	(16,513)	420,616

Total	$623,529,361	$82,167,971	$36,077,498	$(30,586,022)	$711,188,808

FirstLine II                       180

APPENDIX A

Factors for the
Cash Value Accumulation Test
For a Life Insurance Policy

Attained Age	Male	Female	Unisex	Attained Age	Male	Female	Unisex	Attained Age	Male	Female	Unisex

0	11.727	14.234	12.149
1	11.785	14.209	12.194	34	4.188	4.902	4.314	67	1.617	1.815	1.657
2	11.458	13.815	11.857	35	4.052	4.742	4.173	68	1.583	1.769	1.620
3	11.128	13.417	11.515	36	3.920	4.586	4.037	69	1.550	1.724	1.585
4	10.803	13.023	11.178	37	3.793	4.437	3.906	70	1.518	1.681	1.552
5	10.481	12.635	10.845	38	3.670	4.293	3.780	71	1.488	1.639	1.520
6	10.161	12.253	10.514	39	3.553	4.154	3.658	72	1.459	1.599	1.489
7	9.844	11.875	10.187	40	3.439	4.021	3.541	73	1.432	1.560	1.460
8	9.530	11.505	9.863	41	3.330	3.894	3.429	74	1.406	1.524	1.433
9	9.221	11.141	9.545	42	3.226	3.771	3.322	75	1.382	1.490	1.407
10	8.918	10.784	9.233	43	3.125	3.654	3.218	76	1.359	1.457	1.383
11	8.623	10.436	8.928	44	3.028	3.541	3.119	77	1.338	1.427	1.360
12	8.338	10.098	8.634	45	2.936	3.432	3.023	78	1.318	1.398	1.338
13	8.066	9.771	8.353	46	2.846	3.328	2.931	79	1.299	1.371	1.318
14	7.808	9.455	8.085	47	2.761	3.227	2.843	80	1.281	1.345	1.298
15	7.564	9.150	7.831	48	2.678	3.129	2.758	81	1.264	1.321	1.280
16	7.335	8.857	7.592	49	2.599	3.035	2.676	82	1.248	1.298	1.262
17	7.118	8.575	7.364	50	2.522	2.945	2.597	83	1.233	1.277	1.245
18	6.911	8.302	7.148	51	2.449	2.858	2.522	84	1.218	1.257	1.230
19	6.713	8.038	6.939	52	2.378	2.774	2.449	85	1.205	1.238	1.215
20	6.521	7.782	6.737	53	2.311	2.693	2.379	86	1.193	1.221	1.202
21	6.334	7.534	6.540	54	2.246	2.615	2.312	87	1.181	1.205	1.189
22	6.150	7.293	6.347	55	2.184	2.540	2.248	88	1.171	1.190	1.177
23	5.969	7.059	6.158	56	2.125	2.468	2.187	89	1.160	1.176	1.166
24	5.791	6.831	5.971	57	2.068	2.398	2.128	90	1.151	1.163	1.155
25	5.615	6.611	5.788	58	2.014	2.330	2.071	91	1.141	1.150	1.144
26	5.441	6.396	5.608	59	1.962	2.265	2.017	92	1.131	1.137	1.133
27	5.271	6.188	5.431	60	1.912	2.201	1.965	93	1.120	1.125	1.122
28	5.104	5.986	5.258	61	1.864	2.139	1.915	94	1.109	1.112	1.110
29	4.940	5.791	5.089	62	1.818	2.079	1.867	95	1.097	1.098	1.097
30	4.781	5.601	4.925	63	1.774	2.022	1.821	96	1.083	1.084	1.084
31	4.626	5.418	4.765	64	1.732	1.967	1.777	97	1.069	1.069	1.069
32	4.476	5.241	4.610	65	1.692	1.914	1.735	98	1.054	1.054	1.054
33	4.330	5.069	4.459	66	1.654	1.863	1.695	99	1.040	1.040	1.040
								100	1.000	1.000	1.000

FirstLine II      181

APPENDIX B

Factors for the
Guideline Premium/Cash Value Corridor Test
For a Life Insurance Policy

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor

0	2.50	25	2.50	50	1.85	75	1.05
1	2.50	26	2.50	51	1.78	76	1.05
2	2.50	27	2.50	52	1.71	77	1.05
3	2.50	28	2.50	53	1.64	78	1.05
4	2.50	29	2.50	54	1.57	79	1.05

5	2.50	30	2.50	55	1.50	80	1.05
6	2.50	31	2.50	56	1.46	81	1.05
7	2.50	32	2.50	57	1.42	82	1.05
8	2.50	33	2.50	58	1.38	83	1.05
9	2.50	34	2.50	59	1.34	84	1.05

10	2.50	35	2.50	60	1.30	85	1.05
11	2.50	36	2.50	61	1.28	86	1.05
12	2.50	37	2.50	62	1.26	87	1.05
13	2.50	38	2.50	63	1.24	88	1.05
14	2.50	39	2.50	64	1.22	89	1.05

15	2.50	40	2.50	65	1.20	90	1.05
16	2.50	41	2.43	66	1.19	91	1.04
17	2.50	42	2.36	67	1.18	92	1.03
18	2.50	43	2.29	68	1.17	93	1.02
19	2.50	44	2.22	69	1.16	94	1.01

20	2.50	45	2.15	70	1.15	95	1.00
21	2.50	46	2.09	71	1.13	96	1.00
22	2.50	47	2.03	72	1.11	97	1.00
23	2.50	48	1.97	73	1.09	98	1.00
24	2.50	49	1.91	74	1.07	99	1.00

						100	1.00

THE POLICY'S BASE DEATH BENEFIT AT ANY TIME WILL BE AT LEAST EQUAL TO THE ACCOUNT VALUE TIMES THE APPROPRIATE FACTOR FROM THIS TABLE.

FirstLine II      182

APPENDIX C

Performance Information

POLICY PERFORMANCE

The following hypothetical illustrations demonstrate how the actual investment experience of each variable investment option of the separate account affects the cash surrender value, account value and death benefit of a policy. These hypothetical illustrations are based on the actual historical return of each portfolio as if a policy had been issued on the date indicated. Each portfolio's annual total return is based on the total return calculated for each fiscal year. These annual total return figures reflect the net portfolio's management fees after any voluntary waiver and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions, which if reflected, would result in lower total return figures than those shown.

The illustrations are based on the payment of a $3,750 annual premium, received at the beginning of each year, for a hypothetical policy with a $200,000 stated death benefit, the cash value accumulation test, death benefit option 1, issued to a preferred, tobacco non-user male, age 45. In each case, it is assumed that all premium is allocated to the variable investment option illustrated for the period shown. The benefits are calculated for a specific date. The amount and timing of premium payments and the use of other policy features, such as policy loans, would affect individual policy benefits.

The amounts shown for the cash surrender values, account values and death benefits take into account the charges from premium, current cost of insurance and monthly deductions, the daily charge against the separate account for mortality and expense risks, and each portfolio's charges and expenses. See Charges, Deductions and Refunds, page 45.

FirstLine II      183

HYPOTHETICAL ILLUSTRATIONS
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

AIM V.I. Capital Appreciation Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	2.50%	1,429	2,917	200,000
12/31/95	35.69%	6,165	7,840	200,000
12/31/96	17.58%	10,582	12,445	200,000
12/31/97	13.51%	15,225	17,275	200,000
12/31/98	19.30%	21,654	23,854	200,000
12/31/99	44.61%	36,208	38,408	200,000
12/31/00	-10.91%	34,169	36,369	200,000

AIM V.I. Government Securities Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	-3.73%	1,234	2,721	200,000
12/31/95	15.56%	4,724	6,399	200,000
12/31/96	2.29%	7,450	9,312	200,000
12/31/97	8.16%	11,021	13,071	200,000
12/31/98	7.73%	14,795	16,995	200,000
12/31/99	-1.32%	17,137	19,337	200,000
12/31/00	10.12%	21,923	24,123	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      184

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Alger American Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	40.39%	2,627	4,114	200,000
12/31/92	12.38%	6,096	7,771	200,000
12/31/93	22.47%	11,032	12,895	200,000
12/31/94	1.45%	13,808	15,858	200,000
12/31/95	36.37%	23,198	25,398	200,000
12/31/96	13.35%	29,559	31,759	200,000
12/31/97	25.75%	40,977	43,177	200,000
12/31/98	48.07%	65,774	67,699	200,000
12/31/99	33.74%	92,070	93,720	216,588
12/31/00	-14.78%	80,207	81,582	200,000

Alger American Leveraged AllCap Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/96	12.04%	1,730	3,217	200,000
12/31/97	19.68%	5,555	7,230	200,000
12/31/98	57.83%	14,021	15,883	200,000
12/31/99	78.06%	31,355	33,405	200,000
12/31/00	-24.83%	24,778	26,978	200,000

Alger American MidCap Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	-1.54%	1,303	2,790	200,000
12/31/95	44.45%	6,512	8,187	200,000
12/31/96	11.90%	10,350	12,213	200,000
12/31/97	15.01%	15,192	17,242	200,000
12/31/98	30.30%	23,846	26,046	200,000
12/31/99	31.85%	35,660	37,860	200,000
12/31/00	9.18%	41,869	44,069	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      185

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Alger American Small Capitalization Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	57.54%	3,172	4,660	200,000
12/31/92	3.55%	6,021	7,696	200,000
12/31/93	13.28%	9,952	11,814	200,000
12/31/94	-4.38%	11,850	13,900	200,000
12/31/95	44.31%	21,886	24,086	200,000
12/31/96	4.18%	25,595	27,795	200,000
12/31/97	11.39%	31,596	33,796	200,000
12/31/98	15.53%	39,981	41,906	200,000
12/31/99	43.42%	62,004	63,654	200,000
12/31/00	-27.20%	46,421	47,796	200,000

Fidelity VIP Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	45.51%	2,789	4,277	200,000
12/31/92	9.32%	6,052	7,727	200,000
12/31/93	19.37%	10,644	12,506	200,000
12/31/94	-0.02%	13,187	15,237	200,000
12/31/95	35.36%	22,170	24,370	200,000
12/31/96	14.71%	28,770	30,970	200,000
12/31/97	23.48%	39,219	41,419	200,000
12/31/98	39.49%	59,376	61,301	200,000
12/31/99	37.44%	85,915	87,565	202,364
12/31/00	-10.96%	78,441	79,816	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      186

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Fidelity VIP Money Market
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	6.09%	1,542	3,030	200,000
12/31/92	3.90%	4,363	6,038	200,000
12/31/93	3.23%	7,168	9,030	200,000
12/31/94	4.25%	10,244	12,294	200,000
12/31/95	5.87%	13,676	15,876	200,000
12/31/96	5.41%	17,306	19,506	200,000
12/31/97	5.51%	21,074	23,274	200,000
12/31/98	5.46%	25,224	27,149	200,000
12/31/99	5.17%	29,404	31,054	200,000
12/31/00	6.30%	34,071	35,446	200,000

Fidelity VIP Overseas Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	8.00%	1,602	3,090	200,000
12/31/92	-10.72%	3,522	5,197	200,000
12/31/93	37.35%	9,126	10,989	200,000
12/31/94	1.72%	11,922	13,972	200,000
12/31/95	9.74%	16,102	18,302	200,000
12/31/96	13.15%	21,503	23,703	200,000
12/31/97	11.56%	27,099	29,299	200,000
12/31/98	12.81%	33,925	35,850	200,000
12/31/99	42.55%	53,004	54,654	200,000
12/31/00	-19.07%	44,545	45,920	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      187

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Fidelity VIP II Asset Manager Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	22.56%	2,062	3,549	200,000
12/31/92	11.71%	5,420	7,095	200,000
12/31/93	21.23%	10,082	11,944	200,000
12/31/94	-6.09%	11,717	13,767	200,000
12/31/95	16.96%	17,093	19,293	200,000
12/31/96	14.60%	22,943	25,143	200,000
12/31/97	20.65%	31,253	33,453	200,000
12/31/98	15.05%	39,411	41,336	200,000
12/31/99	11.09%	46,902	48,552	200,000
12/31/00	-3.87%	47,414	48,789	200,000

Fidelity VIP II Index 500 Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/93	9.74%	1,657	3,145	200,000
12/31/94	1.04%	4,303	5,978	200,000
12/31/95	37.19%	10,181	12,043	200,000
12/31/96	22.71%	16,163	18,213	200,000
12/31/97	32.82%	25,641	27,841	200,000
12/31/98	28.31%	36,927	39,127	200,000
12/31/99	20.52%	48,013	50,213	200,000
12/31/00	-9.30%	45,721	47,646	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      188

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

The GCG Trust Fully Managed Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	28.93%	2,263	3,751	200,000
12/31/92	6.23%	5,268	6,943	200,000
12/31/93	7.59%	8,534	10,396	200,000
12/31/94	-7.27%	10,111	12,161	200,000
12/31/95	20.80%	15,806	18,006	200,000
12/31/96	16.36%	21,844	24,044	200,000
12/31/97	15.27%	28,479	30,679	200,000
12/31/98	5.89%	33,154	35,079	200,000
12/31/99	6.92%	38,387	40,037	200,000
12/31/00	21.97%	50,314	51,689	200,000

The GCG Trust Mid-Cap Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/99	79.05%	3,859	5,346	200,000
12/31/00	8.18%	7,119	8,794	200,000

INVESCO VIF-Equity Income Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	29.25%	2,274	3,761	200,000
12/31/96	22.28%	6,382	8,057	200,000
12/31/97	28.17%	12,014	13,877	200,000
12/31/98	15.30%	17,147	19,197	200,000
12/31/99	14.84%	22,946	25,146	200,000
12/31/00	4.87%	26,889	29,089	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      189

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

INVESCO VIF-High Yield Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	19.76%	1,973	3,461	200,000
12/31/96	16.59%	5,642	7,317	200,000
12/31/97	17.33%	9,945	11,807	200,000
12/31/98	1.42%	12,706	14,756	200,000
12/31/99	9.20%	16,863	19,063	200,000
12/31/00	-11.68%	16,887	19,087	200,000

INVESCO VIF-Small Company Growth Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/98	16.38%	1,867	3,354	200,000
12/31/99	91.06%	10,354	12,029	200,000
12/31/00	-14.98%	10,583	12,446	200,000

INVESCO VIF-Total Return Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	22.79%	2,069	3,557	200,000
12/31/96	12.18%	5,459	7,134	200,000
12/31/97	22.91%	10,301	12,163	200,000
12/31/98	9.56%	14,305	16,355	200,000
12/31/99	-3.40%	16,161	18,361	200,000
12/31/00	-2.17%	18,298	20,498	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      190

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

INVESCO VIF-Utilities Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	9.08%	1,636	3,124	200,000
12/31/96	12.76%	5,013	6,688	200,000
12/31/97	23.41%	9,803	11,665	200,000
12/31/98	25.48%	16,110	18,160	200,000
12/31/99	19.13%	22,669	24,869	200,000
12/31/00	5.28%	26,714	28,914	200,000

Janus Aspen Aggressive Growth Portfolio Service Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	16.19%	1,861	3,348	200,000
12/31/95	27.28%	6,203	7,878	200,000
12/31/96	7.33%	9,506	11,368	200,000
12/31/97	12.29%	13,832	15,882	200,000
12/31/98	33.33%	22,655	24,855	200,000
12/31/99	1.22%	25,571	27,771	200,000
12/31/00	-31.78%	18,329	20,529	200,000

Janus Aspen Growth Portfolio Service Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	2.58%	1,432	2,919	200,000
12/31/95	29.92%	5,819	7,494	200,000
12/31/96	17.73%	10,194	12,056	200,000
12/31/97	21.84%	16,047	18,097	200,000
12/31/98	34.71%	25,888	28,088	200,000
12/31/99	42.50%	41,651	43,851	200,000
12/31/00	-14.75%	37,209	39,409	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      191

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Janus Aspen International Growth Portfolio Service Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	23.15%	2,081	3,568	200,000
12/31/96	34.07%	6,935	8,610	200,000
12/31/97	17.22%	11,442	13,305	200,000
12/31/98	16.14%	16,628	18,678	200,000
12/31/99	78.93%	36,279	38,479	200,000
12/31/00	-16.14%	32,125	34,325	200,000

Janus Aspen Worldwide Growth Portfolio Service Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/94	1.47%	1,397	2,885	200,000
12/31/95	27.25%	5,614	7,289	200,000
12/31/96	28.21%	11,039	12,901	200,000
12/31/97	20.90%	16,922	18,972	200,000
12/31/98	27.13%	25,393	27,593	200,000
12/31/99	62.98%	47,214	49,414	200,000
12/31/00	-15.99%	41,288	43,488	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      192

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Neuberger Berman Growth Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	29.73%	2,289	3,776	200,000
12/31/92	9.54%	5,523	7,198	200,000
12/31/93	6.79%	8,724	10,586	200,000
12/31/94	-4.99%	10,598	12,648	200,000
12/31/95	31.73%	18,109	20,309	200,000
12/31/96	9.14%	22,831	25,031	200,000
12/31/97	29.01%	33,458	35,658	200,000
12/31/98	15.53%	42,126	44,051	200,000
12/31/99	50.40%	68,348	69,998	200,000
12/31/00	-11.66%	62,325	63,700	200,000

Neuberger Berman Limited Maturity Bond Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	11.34%	1,708	3,195	200,000
12/31/92	5.18%	4,615	6,290	200,000
12/31/93	6.63%	7,744	9,606	200,000
12/31/94	-0.15%	10,284	12,334	200,000
12/31/95	10.94%	14,498	16,698	200,000
12/31/96	4.31%	17,953	20,153	200,000
12/31/97	6.74%	22,038	24,238	200,000
12/31/98	4.39%	25,947	27,872	200,000
12/31/99	1.48%	29,029	30,679	200,000
12/31/00	6.78%	33,833	35,208	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      193

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Neuberger Berman Partners Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	36.47%	2,502	3,990	200,000
12/31/96	29.57%	7,178	8,853	200,000
12/31/97	31.25%	13,398	15,260	200,000
12/31/98	4.21%	16,703	18,753	200,000
12/31/99	7.37%	20,812	23,012	200,000
12/31/00	0.70%	23,577	25,777	200,000

Pilgrim Growth Opportunities Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit

	This fund is too new for experience to be shown

Pilgrim MagnaCap Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit

	This fund is too new for experience to be shown

Pilgrim MidCap Opportunities Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit

	This fund is too new for experience to be shown

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      194

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Pilgrim SmallCap Opportunities Portfolio
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/95	21.39%	2,025	3,512	200,000
12/31/96	13.61%	5,505	7,180	200,000
12/31/97	15.81%	9,628	11,491	200,000
12/31/98	17.30%	14,699	16,749	200,000
12/31/99	141.03%	45,166	47,366	200,000
12/31/00	1.09%	48,204	50,404	200,000

Putnam VT Growth and Income Fund - Class IB Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/99	1.46%	1,397	2,884	200,000
12/31/00	7.92%	4,453	6,128	200,000

Putnam VT New Opportunities Fund - Class IB Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/99	69.10%	3,541	5,028	200,000
12/31/00	-26.20%	3,991	5,666	200,000

Putnam VT Small Cap Value Fund - Class IB Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/00	24.44%	2,121	3,609	200,000

Putnam VT Voyager Fund - Class IB Shares
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/99	58.01%	3,187	4,675	200,000
12/31/00	-16.54%	4,479	6,154	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      195

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Van Eck Worldwide Bond Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	18.39%	1,930	3,418	200,000
12/31/92	-5.25%	4,168	5,843	200,000
12/31/93	7.79%	7,373	9,236	200,000
12/31/94	-1.32%	9,772	11,822	200,000
12/31/95	17.30%	14,877	17,077	200,000
12/31/96	2.53%	17,991	20,191	200,000
12/31/97	2.38%	21,069	23,269	200,000
12/31/98	12.75%	27,127	29,052	200,000
12/31/99	-7.82%	27,258	28,908	200,000
12/31/00	1.88%	30,391	31,766	200,000

Van Eck Worldwide Emerging Markets Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/96	26.82%	2,197	3,684	200,000
12/31/97	-11.61%	3,989	5,664	200,000
12/31/98	-34.15%	3,533	5,396	200,000
12/31/99	100.28%	14,663	16,713	200,000
12/31/00	-41.87%	8,930	11,130	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      196

HYPOTHETICAL ILLUSTRATIONS (continued)
Tobacco Non-user Male Age 45			Cash Value Accumulation Test
Preferred Risk Class			Death Benefit Option 1
Stated Death Benefit $200,000			Annual Premium $3,750

Van Eck Worldwide Hard Assets Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/91	-2.93%	1,259	2,746	200,000
12/31/92	-4.09%	3,603	5,278	200,000
12/31/93	64.83%	11,541	13,404	200,000
12/31/94	-4.78%	13,298	15,348	200,000
12/31/95	10.99%	17,836	20,036	200,000
12/31/96	18.04%	24,583	26,783	200,000
12/31/97	-1.67%	26,593	28,793	200,000
12/31/98	-30.93%	19,509	21,434	200,000
12/31/99	21.00%	27,259	28,909	200,000
12/31/00	11.41%	33,416	34,791	200,000

Van Eck Worldwide Real Estate Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/98	-11.35%	995	2,483	200,000
12/31/99	-2.01%	3,468	5,143	200,000
12/31/00	18.71%	7,519	9,381	200,000

The assumptions underlying these values are described in Performance Information, page 183.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

FirstLine II      197

M Funds Supplement
Dated May 1, 2001, to
The Prospectus dated May 1, 2001, for
FIRSTLINE and FIRSTLINE II
VARIABLE UNIVERSAL LIFE
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
issued by
Security Life of Denver Insurance Company
and
Security Life Separate Account L1

This Supplement adds certain information contained in your Prospectus dated May 1, 2001. Please read it carefully and keep it with your Prospectus for future reference.

Investment Portfolios. Four additional investment portfolios are available under your Policy: Brandes International Equity Fund; Clifton Enhanced U. S. Equity Fund; Frontier Capital Appreciation Fund; and Turner Core Growth Fund. For a more complete description of the portfolios' investments, risks, costs and expenses, please see the accompanying prospectus for each portfolio.

* * * * * * * * * * * * * * * * *

The following information is added to the "Investment Portfolio Annual Expenses" on pages 7 - 8 and the "Investment Portfolio Objectives" on pages 14 - 17 of both FirstLine and FirstLine II:

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Expenses	Fees and Expenses Waived or Reimbursed	Total Net Portfolio Expenses
M Fund, Inc.
Brandes International Equity Fund	0.80%	N/A	0.25%	1.05%	N/A	1.05%
Clifton Enhanced U. S. Equity Fund	0.44%	N/A	0.25%	0.69%	N/A	0.69%
Frontier Capital Appreciation Fund	0.90%	N/A	0.25%	1.15%	N/A	1.15%
Turner Core Growth Fund	0.45%	N/A	0.25%	0.70%	N/A	0.70%

INVESTMENT PORTFOLIO OBJECTIVES
Variable Investment Option	Investment Company/ Adviser/ Manager/ Sub-Adviser	Investment Objective
Brandes International Equity Fund	Investment Company: M Fund, Inc. Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Brandes Investment Partners, LP	Seeks to provide long-term capital appreciation through investing mainly in equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks.
Clifton Enhanced U. S. Equity Fund	Investment Company: M Fund, Inc. Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: The Clifton Group	Seeks to provide above-market total return through investing in futures contracts on the Standard & Poor's 500 Composite Stock Price Index with the goal of earning a return equal to the Index. Since Futures Contracts do not require cash outlays, all of the Fund's assets are invested in a "cash" portfolio of high quality debt instruments designed to add small incremental return above that of the Index (and to meet margin requirements).
Frontier Capital Appreciation Fund	Investment Company: M Fund, Inc. Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Frontier Capital Management Company, LLC	Seeks to provide maximum capital appreciation through investing in common stock of U. S. companies of all sizes with emphasis on stocks of companies with capitalizations of less than $3 billion.
Turner Core Growth Fund	Investment Company: M Fund, Inc. Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Turner Investment Partners, Inc.	Seeks to provide long-term capital appreciation through investing mainly in common stocks of U. S. companies that show strong earnings potential and also have reasonable valuations.

* * * * * * * * * * * * * * * * *

The following information is added to Appendix C, "Hypothetical Illustrations" on pages 178 - 186 of FirstLine:

Appendix C

HYPOTHETICAL ILLUSTRATIONS

M Fund, Inc. Brandes international Equity Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/97	2.26%	8,146	8,696	200,000
12/31/98	15.37%	19,085	19,635	200,000
12/31/99	47.86%	40,505	41,055	200,000
12/31/00	4.88%	50,681	51,231	200,000

M Fund, Inc. Clifton Enhanced U. S. Equity Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/97	32.68%	10,817	11,367	200,000
12/31/98	23.69%	23,792	24,342	200,000
12/31/99	26.07%	40,260	40,810	200,000
12/31/00	-9.96%	43,163	43,713	200,000

M Fund, Inc. Frontier Capital Appreciation Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/97	22.13%	9,890	10,440	200,000
12/31/98	1.68%	18,472	19,022	200,000
12/31/99	44.17%	38,597	39,147	200,000
12/31/00	7.66%	50,018	50,568	200,000

M Fund, Inc. Turner Core Growth Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/97	28.32%	10,434	10,984	200,000
12/31/98	34.56%	25,451	26,001	200,000
12/31/99	40.11%	47,147	47,697	200,000
12/31/00	-11.15%	48,631	49,181	200,000

The assumptions underlying these values are described in Performance Information, page 177.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

* * * * * * * * * * * * * * * * *

The following information is added to Appendix C, "Hypothetical Illustrations" on pages 173 - 181 of FirstLine II:

Appendix C

HYPOTHETICAL ILLUSTRATIONS

M Fund, Inc. Brandes international Equity Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/97	2.26%	1,422	2,909	200,000
12/31/98	15.37%	4,929	6,604	200,000
12/31/99	47.86%	12,069	13,932	200,000
12/31/00	4.88%	15,439	17,489	200,000

M Fund, Inc. Clifton Enhanced U. S. Equity Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/97	32.68%	2,382	3,870	200,000
12/31/98	23.69%	6,612	8,287	200,000
12/31/99	26.07%	12,070	13,932	200,000
12/31/00	-9.96%	12,919	14,969	200,000

M Fund, Inc. Frontier Capital Appreciation Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/97	22.13%	2,048	3,536	200,000
12/31/98	1.68%	4,739	6,414	200,000
12/31/99	44.17%	11,439	13,302	200,000
12/31/00	7.66%	15,236	17,286	200,000

M Fund, Inc. Turner Core Growth Fund
Year Ended:	Annual Total Return*	Cash Surrender Value	Account Value	Death Benefit
12/31/97	28.32%	2,244	3,732	200,000
12/31/98	34.56%	7,187	8,862	200,000
12/31/99	40.11%	14,467	16,330	200,000
12/31/00	-11.15%	14,838	16,888	200,000

The assumptions underlying these values are described in Performance Information, page 172.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

* * * * * * * * * * * * * * * * *

PART II

UNDERTAKING TO FILE REPORTS

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).

UNDERTAKING REGARDING INDEMNIFICATION

Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 1, 1997 (File No. 33-74190).

UNDERTAKING REQUIRED BY SECTION 26(e)(2)(A) OF THE INVESTMENT
COMPANY ACT OF 1940, AS AMENDED

Security Life of Denver Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

Contents of Registration Statement

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Cross-Reference table.

     The prospectuses.
          FirstLine
          FirstLine II

     A Supplement.

     The undertaking to file reports.

     The undertaking regarding indemnification.

     The undertaking required by Section 26(e)2(A) of the Investment Company Act of 1940, as amended.

     The signatures.

     Written consents of the following persons:
          James L. Livingston, Jr. (See Exhibit 6.A).
          Ernst & Young LLP (See Exhibit 7.A).
          Sutherland Asbill & Brennan LLP (See Exhibit 7.B).

     The following exhibits:

1.A	(1)	Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant.[6]
	(2)	Not Applicable.
	(3)	(a)	Security Life of Denver Distribution Agreement.[6]
			(i)	Amendment to Security Life of Denver Insurance Company Distribution Agreement.[8]
			(ii)	Amendment to Security Life of Denver Insurance Company Distribution Agreement.[7]
			(iii)	Amendment to Security Life of Denver Insurance Company Distribution Agreement.[12]
			(iv)	Amendment to Security Life of Denver Insurance Company Distribution Agreement.
		(b)	Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule. [5]
			(i)	Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Paine Webber Incorporated.[1]
			(ii)	Compensation Schedule.[11]
			(iii)	Compensation Schedule K.
		(c)	Commission Schedule for Policies. [5]
		(d)	Specimen Master Sales and Supervisory Agreement with Compensation Schedule.[11]
	(4)	Not Applicable.
	(5)	(a)	Specimen Variable Universal Life Insurance Policy (Form No. 1195 (VUL)-5/97). [1]
			(i)	Specimen Variable Universal Life Policy issued in Massachusetts (Form No. 1195 (VUL)-MA-5/97).[1]
			(ii)	Specimen Variable Universal Life Policy issued in Maryland. (Form No. 1195 (VUL)-MA-5/97).[1]
			(iii)	Specimen Variable Universal Life Policy issued in Texas. (Form No. 1195 (VUL)-MA-5/97).[1]
			(iv)	Specimen Variable Universal Life Insurance Policy (Form No. 2500 (VUL)-7/97).[2]
			(v)	Specimen Variable Universal Life Insurance Policy (Form No. 2502 (VUL)-6/98).
		(b)	Adjustable Term Insurance Rider (Form No. R2000-3/96).[1]
		(c)	Right to Exchange Rider (Form No. R-1504).[9]
		(d)	Waiver of Cost of Insurance Rider (Form No. R-1505).[9]
		(e)	Waiver of Specified Premium Total Disability Rider (Form No. R-1506).[9]
		(f)	Aviation Exclusion Rider (Form No. S-9622).[9]
		(g)	Additional Insured Rider (Form No. R-2002).[9]
		(h)	Continuation of Coverage After Age 100 Endorsement.[11]
	(6)	(a)	Security Life of Denver's Restated Articles of Incorporation.[6]
(b-g) Amendments to Articles of Incorporation through June 12, 1987.[6]
		(h)	Security Life of Denver's By-Laws.[6]
			(i)	Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997). [4]
	(7)	Not Applicable.
	(8)	(a)	Addendum to Sales Agreement.[6]
			(i)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies. [5]
			(ii)	Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company.[6]
			(iii)	Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company.[6]
			(iv)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. [6]
			(v)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[6]
			(vi)	Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company.[6]
			(vii)	Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company.[6]
			(viii)	Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc.[13]
			(ix)	Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company.
			(x)	Form of Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC.
			(xi)	Form of Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc.
		(b)	(i)	First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation. [5]
			(ii)	Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. [5]
			(iii)	Assignment and Modification Agreement between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. [5]
			(iv)	First Amendment to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company.[6]
			(v)	First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[6]
			(vi)	Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[6]
			(vii)	First Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[6]
			(viii)	Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[6]
			(ix)	First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.[6]
			(x)	Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[9]
			(xi)	Third Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[9]
			(xii)	Fourth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[4]
			(xiii)	Fourth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[4]
			(xiv)	Amendment No. 2 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc.[4]
			(xv)	Fourth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Investment Funds, Inc. and INVESCO Funds Group, Inc.[6]
			(xvi)	Amendment No. 3 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc.[6]
			(xvii)	Fifth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[6]
			(xviii)	Fifth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[6]
			(xix)	Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc.[10]
			(xx)	Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[10]
			(xxi)	Sixth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[10]
			(xxii)	Fifth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.[10]
			(xxiii)	Seventh Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[11]
			(xxiv)	Seventh Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[14]
			(xxv)	Eighth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.[14]
			(xxvi)	Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.[14]
			(xxvii)	Fund Participation Agreement between Janus Aspen Series and Security Life of Denver Insurance Company.[14]
			(xxviii)	Amendment to Janus Aspen Series Fund Participation Agreement.[12]
			(xxix)	Amendment No. 5 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc.[12]
			(xxx)	Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc.[12]
			(xxxi)	Sixth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc.[12]
			(xxxii)	Eighth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
			(xxxiii)	Ninth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
			(xxxiv)	Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company.
			(xxxv)	Form of Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
			(xxxvi)	Form of Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
			(xxxvii)	Form of Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc.
			(xxxviii)	Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company.
		(c)	(i)	Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance Company.[6]
			(ii)	Expense Allocation Agreement between A I M Advisors, Inc., AIM Distributors, Inc. and Security Life of Denver.[9]
			(iii)	Service Agreement between INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company.[9]
			(iv)	Service Agreement between Neuberger & Berman Management Incorporated and Security Life of Denver Insurance Company.[9]
			(v)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Security Life of Denver Insurance Company.[9]
			(vi)	Side Letter between Van Eck Worldwide Insurance Trust and Security Life of Denver.[9]
			(vii)	Distribution and Shareholder Services Agreement between Janus Distributors, Inc. and Security Life of Denver Insurance Company.[14]
			(viii)	Administrative and Shareholder Service Agreement between Directed Services, Inc. and Security Life of Denver Insurance Company.
			(ix)	Form of Administrative and Shareholder Service Agreement between ING Pilgrim Investments, LLC and Security Life of Denver Insurance Company.
		(d)	Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation.[6]
		(e)	Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation.[6]
	(9)	Not Applicable.
	(10)	(a)	Specimen Variable Life Insurance Application (Form No. Q-2006-9/97).[2]
			(i)	Variable Life Application Insert.[7]
			(ii)	Binding Limited Life Insurance Coverage Form.[9]
			(iii)	Automatic Telephone Privileges Sticker.[9]
			(iv)	Variable Life Application Insert.[11]
			(v)	Investment Feature Selection Form (Form No. V-153-00 rev.5/1/01).
			(vi)	Investment Feature Selection Form (Form No. V-174-01 rev.5/1/01).
			(vii)	Investment Feature Selection Form (Form No. V-121-00 rev.5/1/01).
		(b)	Specimen Variable Life Insurance Application (Form No. Q-1155-98).[3]
	(11)	Issuance, Transfer and Redemption Procedures Memorandum.

2.	Opinion and Consent of Gary W. Waggoner as to securities being registered.

3.	Not Applicable.

4.	Not Applicable.

5.	Not Applicable.

6.A	Opinion and Consent of James L. Livingston, Jr.

7.A	Consent of Ernst & Young LLP.
B	Consent of Sutherland Asbill & Brennan LLP.

8.	Not Applicable.

10.	Powers of Attorney.

_______________

[1]	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 30, 1997 (File No. 33-88148).

[2]	To be used on or before May 1, 1998.

[3]	To be used on or before May 1, 1998, where Exhibit 1.A(10)(a)(i) has not been approved.

[4]	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 29, 1997 (File No. 33-74190).

[5]	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).

[6]	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 27, 1998 (File No. 33-74190).

[7]	Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 23, 1999 (File No. 33-74190).

[8]	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on December 3, 1999 (File No. 333-90577).

[9]	Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 29, 1999 (File No. 33-74190).

[10]	Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on February 29, 2000 (File No. 333-72753).

[11]	Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 25, 2000 (File No. 33-74190).

[12]	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on January 30, 2001 (File No. 333-50278).

[13]	Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on February 2, 2000 (File No. 333-90577).

[14]	Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-74190).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Security Life of Denver Insurance Company and the Registrant, Security Life Separate Account L1, certify that they meet all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and have duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on their behalf by the undersigned, hereunto duly authorized, and their seal to be hereunto fixed and attested, all in the City and County of Denver and the State of Colorado on the 16th day of April, 2001.

                                                  SECURITY LIFE OF DENVER INSURANCE COMPANY
                                                  (Depositor)

                                                   BY: /s/ James L. Livingston, Jr.
                                                        James L. Livingston, Jr.
                                                        Executive Vice President and Chief Actuary

(Seal)

ATTEST:

/s/ Gary W. Waggoner
Gary W. Waggoner

                                                   SECURITY LIFE SEPARATE ACCOUNT L1
                                                   (Registrant)

                                                   BY: /s/ James L. Livingston, Jr.
                                                        James L. Livingston, Jr.
                                                        Executive Vice President and Chief Actuary

(Seal)

ATTEST:

/s/ Gary W. Waggoner
Gary W. Waggoner

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities with Security Life of Denver Insurance Company and on the date indicated.

PRINCIPAL EXECUTIVE OFFICERS:

/s/ James L. Livingston, Jr.
James L. Livingston, Jr.
Executive Vice President, CFO and Chief Actuary

/s/ Douglas W. Campbell
Douglas W. Campbell
Senior Vice President

CHIEF FINANCIAL OFFICER:

/s/ Wayne R. Huneke*
Wayne R. Huneke
Chief Financial officer and Director

DIRECTORS:

/s/ Robert C. Salipante*
Robert C. Salipante

/s/ Mark A. Tullis*
Mark A. Tullis

BY: /s/ Stephen M. Christopher
       Stephen M. Christopher
      Attorney-in-Fact
      April 16, 2001

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

1.A(3)(a)(iv)	Amendment to Security Life of Denver Insurance Company Distribution Agreement.
1.A(3)(b)(iii)	Compensation Schedule K.
1.A(5)(a)(v)	Specimen Variable Universal Life Insurance Policy (Form No. 2502 (VUL)-6/98).
1.A(8)(a)(ix)	Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company.
1.A(8)(a)(x)	Form of Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC.
1.A(8)(a)(xi)	Form of Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc.
1.A(8)(b)(xxxii)	Eighth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
1.A(8)(b)(xxxiii)	Ninth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
1.A(8)(b)(xxxiv)	Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company.
1.A(8)(b)(xxxv)	Form of Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
1.A(8)(b)(xxxvi)	Form of Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company.
1.A(8)(b)(xxxvii)	Form of Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc.
1.A(8)(b)(xxxviii)	Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company.
1.A(8)(c)(viii)	Administrative and Shareholder Service Agreement between Directed Services, Inc. and Security Life of Denver Insurance Company.
1.A(8)(c)(ix)	Form of Administrative and Shareholder Service Agreement between ING Pilgrim Investments, LLC and Security Life of Denver Insurance Company.
1.A(10)(a)(v)	Investment Feature Selection Form (Form No. V-153-00 rev.5/1/01).
1.A(10)(a)(vi)	Investment Feature Selection Form (Form No. V-174-01 rev.5/1/01).
1.A(10)(a)(vii)	Investment Feature Selection Form (Form No. V-121-00 rev.5/1/01).
1.A(11)	Issuance, Transfer and Redemption Procedures Memorandum.

2.	Opinion and Consent of Gary W. Waggoner as to securities being registered.

6.A	Opinion and Consent of James L. Livingston, Jr.

7.A	Consent of Ernst & Young LLP.
B	Consent of Sutherland Asbill & Brennan LLP.

10.	Powers of Attorney